AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2006

                                                             File No. 333-109688
                                                               File No. 811-7924

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 6

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 66

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)



SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate date of proposed public offering: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

/ / Immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2006 pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a) of Rule 485
/ /  on -------------- pursuant to paragraph (a) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(CLASSIC, PLUS, ELITE, SELECT)

LINCOLN BENEFIT LIFE COMPANY
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 80469, LINCOLN, NE 68501-0469
TELEPHONE NUMBER: 800-865-5237 / FAX NUMBER: 1-877-525-2689
1940 ACT FILE NUMBER: 811-07924
1933 ACT FILE NUMBER: 333-109688                    PROSPECTUS DATED MAY 1, 2006
 -------------------------------------------------------------------------------
Lincoln Benefit Life Company ("LINCOLN BENEFIT") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):


.. CONSULTANT SOLUTIONS CLASSIC

.. CONSULTANT SOLUTIONS PLUS

.. CONSULTANT SOLUTIONS ELITE

.. CONSULTANT SOLUTIONS SELECT



This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The Investment Alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 51 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("FUNDS"):

AIM VARIABLE INSURANCE FUNDS                                      PREMIER VIT
THE ALGER AMERICAN FUND                                           PIMCO VARIABLE INSURANCE TRUST
FIDELITY(R) VARIABLE INSURANCE PRODUCTS                           THE RYDEX VARIABLE TRUST
JANUS ASPEN SERIES                                                T. ROWE PRICE EQUITY SERIES, INC.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC*                   VAN ECK WORLDWIDE INSURANCE TRUST
MFS(R) VARIABLE INSURANCE TRUST(SM)                               VAN KAMPEN LIFE INVESTMENT TRUST
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                THE UNIVERSAL INSTITUTIONAL FUNDS,
                                                                   INC.


* Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2006, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 77 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.

                                 1  PROSPECTUS

                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
                SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT
                IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE
                LOSS OF PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                               4
--------------------------------------------------------------------------------
  Overview of Contracts                                         5
--------------------------------------------------------------------------------
  The Contracts at a Glance                                     6
--------------------------------------------------------------------------------
  How the Contracts Work                                        10
--------------------------------------------------------------------------------
  Expense Tables                                                11
--------------------------------------------------------------------------------
  Financial Information                                         16
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                 16
--------------------------------------------------------------------------------
  Purchases                                                     18
--------------------------------------------------------------------------------
  Contract Loans for 403(b) Contracts                           21
--------------------------------------------------------------------------------
  Contract Value                                                22
--------------------------------------------------------------------------------
  Investment Alternatives                                       36
--------------------------------------------------------------------------------
     The Variable Sub-accounts                                  36
--------------------------------------------------------------------------------
     The Fixed Account Options                                  41
--------------------------------------------------------------------------------
     Transfers                                                  45
--------------------------------------------------------------------------------
  Expenses                                                      48
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
  Access to Your Money                                          53
--------------------------------------------------------------------------------
  Income Payments                                               53
--------------------------------------------------------------------------------
  Death Benefits                                                59
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                              65
--------------------------------------------------------------------------------
  Taxes                                                         69
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                            75
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS           77
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                          78
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                            79
--------------------------------------------------------------------------------
APPENDIX C - EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT 81
--------------------------------------------------------------------------------
APPENDIX D-WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH BENEFITS         82
--------------------------------------------------------------------------------
APPENDIX E-CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT       83
--------------------------------------------------------------------------------
APPENDIX F-WITHDRAWAL ADJUSTMENT EXAMPLE-ACCUMULATION BENEFIT   86
--------------------------------------------------------------------------------
APPENDIX G-SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES 87
--------------------------------------------------------------------------------
APPENDIX H- ACCUMULATION UNIT VALUES                            89
--------------------------------------------------------------------------------


                                 3  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                PAGE

--------------------------------------------------------------------------------
AB Factor                                                       23
--------------------------------------------------------------------------------
Accumulation Benefit                                            23
--------------------------------------------------------------------------------
TrueReturn Accumulation Benefit Option                          22
--------------------------------------------------------------------------------
Accumulation Phase                                              10
--------------------------------------------------------------------------------
Accumulation Unit                                               16
--------------------------------------------------------------------------------
Accumulation Unit Value                                         16
--------------------------------------------------------------------------------
Annual Increase Death Benefit Option                            60
--------------------------------------------------------------------------------
Annuitant                                                       16
--------------------------------------------------------------------------------
Automatic Additions Program                                     18
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                         47
--------------------------------------------------------------------------------
Beneficiary                                                     17
--------------------------------------------------------------------------------
Benefit Base                                                    24
--------------------------------------------------------------------------------
Benefit Payment                                                 30
--------------------------------------------------------------------------------
Benefit Payment Remaining                                       30
--------------------------------------------------------------------------------
Benefit Year                                                    30
--------------------------------------------------------------------------------
Co-Annuitant                                                    17
--------------------------------------------------------------------------------
*Contract                                                       16
--------------------------------------------------------------------------------
Contract Anniversary                                            7
--------------------------------------------------------------------------------
Contract Owner ("You")                                          16
--------------------------------------------------------------------------------
Contract Value                                                  22
--------------------------------------------------------------------------------
Contract Year                                                   7
--------------------------------------------------------------------------------
Credit Enhancement                                              19
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                   47
--------------------------------------------------------------------------------
Due Proof of Death                                              59
--------------------------------------------------------------------------------
Enhanced Earnings Death Benefit Option                          61
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                   62
--------------------------------------------------------------------------------
Fixed Account Options                                           41
--------------------------------------------------------------------------------
Free Withdrawal Amount                                          51
--------------------------------------------------------------------------------
Funds                                                           1
--------------------------------------------------------------------------------
Guarantee Period Accounts                                       42
--------------------------------------------------------------------------------
Guarantee Options                                               23
--------------------------------------------------------------------------------
Income Plan                                                     54
--------------------------------------------------------------------------------
Income Protection Benefit Option                                57
--------------------------------------------------------------------------------
In-Force Earnings                                               61
--------------------------------------------------------------------------------
In-Force Premium                                                61
--------------------------------------------------------------------------------

                                                                PAGE

--------------------------------------------------------------------------------
Investment Alternatives                                         36
--------------------------------------------------------------------------------
IRA Contract                                                    7
--------------------------------------------------------------------------------
Issue Date                                                      10
--------------------------------------------------------------------------------
Lincoln Benefit ("We")                                          1
--------------------------------------------------------------------------------
Market Value Adjustment                                         44
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV)
Death Benefit Option                                            60
--------------------------------------------------------------------------------
Payout Phase                                                    10
--------------------------------------------------------------------------------
Payout Start Date                                               10
--------------------------------------------------------------------------------
Payout Withdrawal                                               56
--------------------------------------------------------------------------------
Portfolios                                                      66
--------------------------------------------------------------------------------
Qualified Contract                                              65
--------------------------------------------------------------------------------
Return of Premium ("ROP") Death Benefit                         9
--------------------------------------------------------------------------------
Rider Application Date                                          7
--------------------------------------------------------------------------------
Rider Anniversary                                               23
--------------------------------------------------------------------------------
Rider Date                                                      23
--------------------------------------------------------------------------------
Rider Fee                                                       7
--------------------------------------------------------------------------------
Rider Maturity Date                                             22
--------------------------------------------------------------------------------
Rider Period                                                    23
--------------------------------------------------------------------------------
Rider Trade-In Option                                           29
--------------------------------------------------------------------------------
Right to Cancel                                                 19
--------------------------------------------------------------------------------
SEC                                                             1
--------------------------------------------------------------------------------
Settlement Value                                                60
--------------------------------------------------------------------------------
Spousal Protection Benefit (Co-Annuitant) Option                65
--------------------------------------------------------------------------------
Standard Fixed Account Option                                   42
--------------------------------------------------------------------------------
SureIncome Withdrawal Benefit Option                            30
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                   53
--------------------------------------------------------------------------------
Tax Qualified Contract                                          72
--------------------------------------------------------------------------------
Transfer Period Accounts                                        33
--------------------------------------------------------------------------------
Trial Examination Period                                        6
--------------------------------------------------------------------------------
TrueBalance/SM/ Asset Allocation Program                        39
--------------------------------------------------------------------------------
Withdrawal Benefit Factor                                       30
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase                                 31
--------------------------------------------------------------------------------
Withdrawal Benefit Payout Phase Start Date                      31
--------------------------------------------------------------------------------
Valuation Date                                                  19
--------------------------------------------------------------------------------
Variable Account                                                66
--------------------------------------------------------------------------------
Variable Sub-account                                            36
--------------------------------------------------------------------------------


        * In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.


                                 4  PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The CONSULTANT SOLUTIONS CLASSIC CONTRACT has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The CONSULTANT SOLUTIONS PLUS CONTRACT offers a Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The CONSULTANT SOLUTIONS ELITE CONTRACT has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The CONSULTANT SOLUTIONS SELECT CONTRACT has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.


                                 5  PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS               You can purchase the Classic Contract with as little as
                                $1,200, and each of the other Contracts with as little
                                as $10,000 ($2,000 for Qualified Contracts, which are
                                Contracts issued with a qualified plan). You can add to
                                your Contract as often and as much as you like, but
                                each subsequent payment must be at least $1,000 ($100
                                for automatic payments).

                                We reserve the right to accept a lesser initial
                                purchase payment amount for each Contract.  We may
                                limit the cumulative amount of purchase payments to a
                                maximum of $1,000,000 in any Contract. You must
                                maintain a minimum Contract Value of $1,000.

                                For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you
                                make a purchase payment, we will add to your Contract
                                Value a Credit Enhancement of up to 5% of such purchase
                                payment.
---------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD        You may cancel your Contract within 20 days of receipt
                                or any longer period as your state may require ("TRIAL
                                EXAMINATION PERIOD"). Upon cancellation, we will return
                                your purchase payments adjusted, to the extent federal
                                or state law permits, to reflect the investment
                                experience of any amounts allocated to the Variable
                                Account, including the deduction of mortality and
                                expense risk charges and administrative expense
                                charges. If you cancel your Contract during the Trial
                                Examination Period, the amount we refund to you will
                                not include any Credit Enhancement. See "Trial
                                Examination Period" for details.
---------------------------------------------------------------------------------------
EXPENSES                        Each Portfolio pays expenses that you will bear
                                indirectly if you invest in a Variable Sub-account. You
                                also will bear the following expenses:

                                CONSULTANT SOLUTIONS CLASSIC CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.25% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                CONSULTANT SOLUTIONS PLUS CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.45% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 8.5% of
                                  purchase payments withdrawn.

                                CONSULTANT SOLUTIONS ELITE CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.60% of average daily net assets.

                                .Withdrawal charges ranging from 0% to 7% of purchase
                                  payments withdrawn.

                                CONSULTANT SOLUTIONS SELECT CONTRACTS

                                .Annual mortality and expense risk charge equal to
                                  1.70% of average daily net assets.

                                . No withdrawal charges.


                                 6  PROSPECTUS



                                ALL CONTRACTS

                                .
                                  Annual administrative expense charge of 0.10% average
                                  daily net assets (up to 0.25% for future Contracts).

                                .
                                  Annual contract maintenance charge of $40 (reduced to
                                  $30 if Contract Value is at least $2000, and waived
                                  in certain cases).

                                .If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                                  ENHANCED DEATH BENEFIT OPTION ("MAV DEATH BENEFIT
                                  OPTION") you will pay an additional mortality and
                                  expense risk charge of 0.20% (up to 0.50% for Options
                                  added in the future).

                                .If you select the ANNUAL INCREASE ENHANCED DEATH
                                  BENEFIT OPTION ("ANNUAL INCREASE DEATH BENEFIT
                                  OPTION"), you will pay an additional mortality and
                                  expense risk charge of 0.30% (up to 0.50% for options
                                  added in the future).

                                .If you select the ENHANCED EARNINGS DEATH BENEFIT
                                  OPTION you will pay an additional mortality and
                                  expense risk charge of 0.25% or 0.40% (up to 0.35% or
                                  0.50% for Options added in the future) depending on
                                  the age of the oldest Owner, the Co-Annuitant, and/or
                                  oldest Annuitant on the date we receive the completed
                                  application or request to add the benefit, whichever
                                  is later ("RIDER APPLICATION DATE").

                                .If you select the TRUERETURN ACCUMULATION BENEFIT
                                  OPTION you would pay an additional annual fee ("RIDER
                                  FEE") of 0.50% (up to 1.25% for Options added in the
                                  future) of the BENEFIT BASE in effect on each
                                  Contract anniversary ("CONTRACT ANNIVERSARY") during
                                  the Rider Period. You may not select the TrueReturn
                                  Accumulation Benefit Option together with the
                                  SureIncome Withdrawal Benefit Option.

                                .If you select the SUREINCOME WITHDRAWAL BENEFIT
                                  OPTION  ("SUREINCOME OPTION")  you would pay an
                                  additional annual fee ("SUREINCOME OPTION FEE") of
                                  0.50% (up to 1.25% for Options added in the future)
                                  of the BENEFIT BASE on each Contract Anniversary (See
                                  the SureIncome Option Fee section).  You may not
                                  select the SureIncome Option together with the
                                  TrueReturn Accumulation Benefit Option.

                                .If you select the INCOME PROTECTION BENEFIT OPTION
                                  you will pay an additional mortality and expense risk
                                  charge of 0.50% (up to 0.75% for Options added in the
                                  future) during the Payout Phase of your Contract.

                                .If you select the SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION you would pay an additional
                                  annual fee ("RIDER FEE") of 0.10% (up to 0.15% for
                                  Options added in the future) of the Contract Value
                                  ("CONTRACT VALUE") on each Contract Anniversary. This
                                  Option is available only for Individual Retirement
                                  Annuity ("IRA") Contracts qualified under Section 408
                                  of the Internal Revenue Code.  For Contracts
                                  purchased on or after May 1, 2005, we may discontinue
                                  offering the Spousal Protection Benefit
                                  (Co-Annuitant) Option at any time.  NO RIDER FEE IS
                                  CHARGED FOR THE SPOUSAL PROTECTION BENEFIT
                                  (CO-ANNUITANT) OPTION FOR CONTRACT OWNERS WHO ADDED
                                  THE OPTION PRIOR TO MAY 1, 2005.

                                .Transfer fee equal to 1.00% (subject to increase to
                                  up to 2.00%) of the amount transferred after the
                                  12/th/ transfer in any Contract Year ("CONTRACT
                                  YEAR"), but not more than $25. A Contract Year is
                                  measured from the date we issue your Contract or a
                                  Contract Anniversary.

                                . State premium tax (if your state imposes one)

                                . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                                .WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT
                                  ANY TIME.


                                 7  PROSPECTUS


INVESTMENT ALTERNATIVES         Each Contract offers several investment alternatives
                                including:

                                .
                                  up to 2 Fixed Account Options that credit interest at
                                  rates we guarantee, and

                                .51 Variable Sub-accounts investing in Portfolios
                                  offering professional money management by these investment advisers:

                                  . A I M Advisors, Inc.

                                  . Fred Alger Management, Inc.

                                  . Fidelity Management & Research Company

                                  . Janus Capital Management LLC

                                  . MFS(TM) Investment Management

                                  . OppenheimerFunds, Inc.

                                  . OpCap Advisors LLC

                                  . Pacific Investment Management Company LLC

                                  . Rydex Investments

                                  . Salomon Brothers Asset Management Inc

                                  . T. Rowe Price Associates, Inc.

                                  . Van Eck Associates Corporation

                                  . Van Kampen Asset Management

                                  . Van Kampen (1)

                                (1) Morgan Stanley Investment Management Inc., the
                                   adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                Not all Fixed Account Options are available in all states or with all Contracts.

                                To find out current rates being paid on the Fixed
                                Account Option(s), or to find out how the Variable
                                Sub-accounts have performed, please call us at
                                800-865-5237.
---------------------------------------------------------------------------------------
SPECIAL SERVICES                For your convenience, we offer these special services:

                                . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                                . AUTOMATIC ADDITIONS PROGRAM

                                . DOLLAR COST AVERAGING PROGRAM

                                . SYSTEMATIC WITHDRAWAL PROGRAM

                                . TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
---------------------------------------------------------------------------------------
INCOME PAYMENTS                 You can choose fixed income payments, variable income
                                payments, or a combination of the two. You can receive
                                your income payments in one of the following ways (you
                                may select more than one income plan):

                                . life income with guaranteed number of payments

                                .
                                  joint and survivor life income with guaranteed number
                                  of payments

                                . guaranteed number of payments for a specified period

                                . life income with cash refund

                                . joint life income with cash refund

                                . life income with installment refund

                                . joint life income with installment refund

                                In addition, we offer an Income Protection Benefit
                                Option that guarantees that your variable income payments will not fall below a certain level.



                                 8  PROSPECTUS


DEATH BENEFITS                  If you die before the Payout Start Date, we will pay a
                                death benefit subject to the conditions described in
                                the Contract. In addition to the death benefit included
                                in your Contract ("ROP DEATH BENEFIT"), the death
                                benefit options we currently offer include:

                                . MAV DEATH BENEFIT OPTION;

                                . ANNUAL INCREASE DEATH BENEFIT OPTION; and

                                . ENHANCED EARNINGS DEATH BENEFIT OPTION.
---------------------------------------------------------------------------------------
TRANSFERS                       Before the Payout Start Date, you may transfer your
                                Contract Value among the investment alternatives, with
                                certain restrictions. The minimum amount you may
                                transfer is $100 or the amount remaining in the
                                investment alternative, if less.  The minimum amount
                                that can be transferred into the Standard Fixed Account
                                or Market Value Adjusted Account Options is $100.

                                A charge may apply after the 12/th/ transfer in each
                                Contract Year.
---------------------------------------------------------------------------------------
WITHDRAWALS                     You may withdraw some or all of your Contract Value at
                                any time during the Accumulation Phase and during the
                                Payout Phase in certain cases. In general, you must
                                withdraw at least $50 at a time. If any withdrawal
                                reduces your Contract Value to less than $1,000, we
                                will treat the request as a withdrawal of the entire
                                Contract Value, unless the SureIncome Withdrawal
                                Benefit Option is in effect under your Contract.
                                Withdrawals taken prior to annuitization (referred to
                                in this prospectus as the Payout Phase) are generally
                                considered to come from the earnings in the Contract
                                first. If the Contract is tax-qualified, generally all
                                withdrawals are treated as distributions of earnings.
                                Withdrawals of earnings are taxed as ordinary income
                                and, if taken prior to age 59 1/2, may be subject to an
                                additional 10% federal tax penalty. A withdrawal charge
                                and a MARKET VALUE ADJUSTMENT may also apply.


                                 9  PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on [ ]. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 800-865-5237 if you have any question about how the Contracts work.


                                 10  PROSPECTUS

EXPENSE TABLES
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/* /

                         Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
-----------------------------------------------------------------------------------------------------------------------------------
Contract:                    0           1           2           3           4           5           6          7           8+
Consultant Solutions
 Classic                      7%          7%          6%          5%          4%          3%        2%           0%         0%
Consultant Solutions
 Plus                       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Consultant Solutions
 Elite:                       7%          6%          5%          0%          0%          0%        0%           0%         0%
Consultant Solutions
 Select:                                                                   None

All Contracts:
-----------------------------------------------------------------------------------------------------------------------------------
Annual Contract
 Maintenance Charge                                                       $40**
Transfer Fee                                 up to 2.00% of the amount transferred, but not more than $25***
Premium Taxes                                              0% to 4.00% of Purchase Payment****
Loan Interest Rate                                                     7.25% *****


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**/ /Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.


                                 11  PROSPECTUS

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                   Mortality and Expense Risk             Administrative
Basic Contract (without any optional benefit)               Charge                       Expense Charge*
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                               1.25%                           0.10%
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                                  1.45%                           0.10%
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                                 1.60%                           0.10%
------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                                1.70%                           0.10%
------------------------------------------------------------------------------------------------------------------
                                                        Total Variable Account
Basic Contract (without any optional benefit)              Annual Expense
-------------------------------------------------------------------------
Consultant Solutions Classic                                       1.35%
-------------------------------------------------------------------------
Consultant Solutions Plus                                          1.55%
-------------------------------------------------------------------------
Consultant Solutions Elite                                         1.70%
-------------------------------------------------------------------------
Consultant Solutions Select                                        1.80%
-------------------------------------------------------------------------


*We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                           Currently 0.20%, up to a maximum of 0.50% for Options added in the future *
Annual Increase Death Benefit Option               Currently 0.30%, up to a maximum of 0.50% for Options added in the future *
Enhanced Earnings Death Benefit Option (issue age  Currently 0.25%, up to a maximum of 0.35% for Options added
 0-70)                                             in the future *

Enhanced Earnings Death Benefit Option (issue age  Currently 0.40%, up to a maximum of 0.50% for Options added
 71-79)                                            in the future *



If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                        Mortality and Expense                Administrative
Enhanced Earnings Death Benefit Option (issue age 71-79)             Risk Charge*                    Expense Charge*
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                                           2.15%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                                              2.35%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                                             2.50%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                                            2.60%                           0.10%
------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                          Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)              Annual Expense
-------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                                               2.25%
-------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                                                  2.45%
-------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                                                 2.60%
-------------------------------------------------------------------------------------------------
Consultant Solutions Select                                                                2.70%
-------------------------------------------------------------------------------------------------


  *As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TRUERETURN ACCUMULATION BENEFIT OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn Accumulation Benefit Option                                 Currently 0.50%, up to a maximum of 1.25% for Options
                                                                       added in the future. *
----------------------------------------------------------------------------------------------------------------------------


* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION ANNUAL FEE
(ANNUAL RATE AS A PERCENTAGE OF CONTRACT VALUE ON A CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option                         Currently 0.10%, up to a maximum of 0.15% for Options
                                                                         added in the future *
--------------------------------------------------------------------------------------------------------------------------


* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.


                                 12  PROSPECTUS

SUREINCOME OPTION FEE
(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                                   Currently 0.50%, up to a maximum of 1.25% for
                                                                       SureIncome Options added in the future *
---------------------------------------------------------------------------------------------------------------------------


* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

INCOME PROTECTION BENEFIT OPTION FEE (PAYOUT PHASE ONLY)*

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Income Protection Benefit Option             Currently 0.50%, up to a maximum of 1.25% for Options
                                             added in the future*
--------------------------------------------------------------------------------------------------


* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.


                                 13  PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


-------------------------------------------------------------------------------
                                             Minimum          Maximum
-------------------------------------------------------------------------------
Total Annual Portfolio Operating
Expenses/(1)/
(expenses that are deducted from Portfolio
assets,
which may include management fees,
distribution
and/or services (12b-1) fees, and other            0.35%             4.64%
expenses)
-------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005.


EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated;

.. earned a 5% annual return on your investment;

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

.. elected the MAV Death Benefit Option and the Annual Increase Death Benefit
  Option;

.. elected the Enhanced Earnings Death Benefit Option (assuming issue age 71-79);

.. elected the Spousal Protection Benefit (Co-Annuitant) Option; and

.. elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
  Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

                                                          Consultant Solutions Classic          Consultant Solutions Plus
                                                       1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses       $1,391  $2,749   $4,027    $7,058   $1,539  $3,017    $4,321    $7,178
------------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses       $  952  $1,507   $2,079    $3,756   $1,100  $1,780    $2,390    $3,945
------------------------------------------------------------------------------------------------------------------------------------


                                          Consultant Solutions Elite          Consultant Solutions Select
                                      1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $1,342  $2,421   $3,915    $7,267    $842   $2,448    $3,956    $7,325
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $  902  $1,188   $1,997    $4,084    $403   $1,218    $2,046    $4,175
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------




                                 14  PROSPECTUS

EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period

                           Consultant Solutions Classic          Consultant Solutions Plus
                        1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-------------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio         $796   $2,324   $3,772    $7,058    $816   $2,380    $3,854     $7,178
Expenses
-------------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio         $357   $1,082   $1,824    $3,756    $377   $1,142    $1,923     $3,945
Expenses
-------------------------------------------------------------------------------------------------


                                          Consultant Solutions Elite          Consultant Solutions Select
                                      1 Year  3 Years  5 Years  10 Years  1 Year  3 Years  5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual          $832   $2,421   $3,915    $7,267    $842   $2,448    $3,956    $7,325
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual          $392   $1,188   $1,997    $4,084    $403   $1,218    $2,046    $4,175
Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------------

..

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $40 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE ANNUAL INCREASE DEATH BENEFIT OPTION, THE ENHANCED EARNINGS DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER AND CO-ANNUITANT, OR, IF THE CONTRACT OWNER IS A NON-LIVING PERSON, THE OLDEST ANNUITANT, ARE AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE TRUERETURN ACCUMULATION BENEFIT OPTION OR SUREINCOME WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                 15  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each CONTRACT is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The CONSULTANT SOLUTIONS SELECT is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option , the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option , the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The ANNUITANT is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified


                                 16  PROSPECTUS

Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option , the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a CO-ANNUITANT:

.. the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

.. the Contract Owner must be age 90 or younger on the Rider Application Date;

.. and the Co-Annuitant must be age 79 or younger on the Rider Application Date;
  and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer living,


                                 17  PROSPECTUS

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For CONSULTANT SOLUTIONS PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the


                                 18  PROSPECTUS
investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-865-5237.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 28.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.


CREDIT ENHANCEMENT
For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each CONSULTANT SOLUTIONS PLUS CONTRACT you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

      ADDITIONAL CREDIT           CUMULATIVE PURCHASE
    ENHANCEMENT FOR LARGE       PAYMENTS LESS CUMULATIVE
          CONTRACTS             WITHDRAWALS MUST EXCEED:

0.50% of the purchase payment           $500,000

1.00% of the purchase payment          $1,000,000


If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The CONSULTANT SOLUTIONS PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will


                                 19  PROSPECTUS
refund the greater of any purchase payments or the Contract Value.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

.. your Variable Account purchase payments; and

.. any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO VIT Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may
elect to defer until the end of the Trial Examination   Period allocation of
your purchase payment to the Variable Sub-accounts.  Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.


                                 20  PROSPECTUS

CONTRACT LOANS FOR 403(B) CONTRACTS
--------------------------------------------------------------------------------

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA
Plan") under Section 403(b) of the Internal Revenue Code.   Such loans may not
be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

  (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

  (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

  (1) the Death Proceeds;

  (2) full withdrawal proceeds;

  (3) the amount available for partial withdrawal; and

  (4) the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase


                                 21  PROSPECTUS

Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the CONTRACT VALUE is equal to your initial purchase payment (for CONSULTANT SOLUTIONS PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For CONSULTANT SOLUTIONS PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TRUERETURN ACCUMULATION BENEFIT OPTION, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one


                                 22  PROSPECTUS

TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

.. notifying us in writing in a form satisfactory to us; or

.. changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time.
 We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states.
 We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                AB FACTORS
  RIDER PERIOD      GUARANTEE     GUARANTEE
(NUMBER OF YEARS)   OPTION 1      OPTION 2
---------------------------------------------
        8            100.0%           NA
---------------------------------------------
        9            112.5%           NA
---------------------------------------------
       10            125.0%        100.0%
---------------------------------------------
       11            137.5%        110.0%
---------------------------------------------
       12            150.0%        120.0%
---------------------------------------------
       13            162.5%        130.0%
---------------------------------------------
       14            175.0%        140.0%
---------------------------------------------
       15            187.5%        150.0%
---------------------------------------------
       16            200.0%        160.0%
---------------------------------------------
       17            212.5%        170.0%
---------------------------------------------
       18            225.0%        180.0%
---------------------------------------------
       19            237.5%        190.0%
---------------------------------------------
       20            250.0%        200.0%
---------------------------------------------


The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

 Example 1: Guarantee Option 1

Guarantee Option:                            1
Rider Period:                               15
AB Factor:                                187.5%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 187.5%
                       = $93,750




                                 23  PROSPECTUS

Example 2: Guarantee Option 2

Guarantee Option:                            2
Rider Period:                               15
AB Factor:                                150.0%
Rider Date:                               1/2/04
Rider Maturity Date:                      1/2/19
Benefit Base on Rider Date:               $50,000
Benefit Base on rider Maturity Date:      $50,000


On the Rider Maturity Date (1/2/19):
Accumulation Benefit  = Benefit Base on Rider Maturity
                       Date X AB Factor
                       = $50,000 X 150.0%
                       = $75,000


Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.


BENEFIT BASE.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

.. The Benefit Base will be increased by purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base.
   THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

.. The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
  (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately prior to the withdrawal; and

  (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program.
 We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or


                                 24  PROSPECTUS

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future.
 We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn
Option:

                           GUARANTEE OPTION 1                                      GUARANTEE OPTION 2
--------------------------------------------------------------------------------------------------------------
* Model Portfolio Option 1                                                 * Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option                          * TrueBalance Conservative Model
* TrueBalance Moderately Conservative Model Portfolio Option                Portfolio Option
                                                                           * TrueBalance Moderately
                                                                            Conservative Model Portfolio
                                                                            Option
                                                                           * TrueBalance Moderate Model
                                                                            Portfolio Option
                                                                           * TrueBalance Moderately Aggressive
                                                                            Model Portfolio Option
                                                                           * TrueBalance Aggressive Model
                                                                            Portfolio Option
--------------------------------------------------------------------------------------------------------------


You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments
 (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                      MODEL PORTFOLIO OPTION 1
---------------------------------------------------------------------

                           20% Category A
                           50% Category B
                           30% Category C
                            0% Category D
---------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
---------------------------------------------------------------------

                                 25  PROSPECTUS

CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable High Yield Bond - Class II
 Sub-Account(1)
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)
---------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account(3)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account Legg Mason Partners Variable All Cap - Class II Sub-Account(1)
Legg Mason Partners Variable Investors - Class II Sub-Account(1)
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO
 OPTION 1)
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Demographic Trends - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(2)
---------------------------------------------------------------------

(1) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(2) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/ VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1.  WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

MODEL PORTFOLIO OPTION 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

     MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005)
---------------------------------------------------------------------

                           10% Category A
                           20% Category B
                           50% Category C
                           20% Category D
---------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
---------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable High Yield Bond - Class II
 Sub-Account(1)
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)
---------------------------------------------------------------------

                                 26  PROSPECTUS

CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account Legg Mason Partners Variable Investors - Class II Sub-Account(1)
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
Premier VIT OpCap Balanced Sub-Account
Premier VIT OpCap Renaissance Sub-Account
T. Rowe Price Equity Income - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
---------------------------------------------------------------------
CATEGORY D
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account(3)
AIM V.I. Demographic Trends - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Legg Mason Partners Variable All Cap - Class II Sub-Account(1)
MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Rydex VT Sector Rotation Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(2)
---------------------------------------------------------------------

(1) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(2) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/ VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

Rider Date on or after May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 27  PROSPECTUS

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

    MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
---------------------------------------------------------------------

                              Available
---------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account(3)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account Legg Mason Partners Variable All Cap - Class II Sub-Account(1)
Legg Mason Partners Variable High Yield Bond - Class II
 Sub-Account(1)
Legg Mason Partners Variable Investors - Class II Sub-Account(1)
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Premier VIT OpCap Balanced Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)
---------------------------------------------------------------------
                              Excluded
---------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Demographic Trends - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(2)
---------------------------------------------------------------------



(1) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(2) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/ VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.
If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.


CANCELLATION OF THE TRUERETURN OPTION.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment


                                 28  PROSPECTUS
restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.


DEATH OF OWNER OR ANNUITANT.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 24 of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated.
 If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated.
 If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("NEW OPTION"), provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

.. The New Option will be made a part of your Contract on the date the existing
  TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

.. the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

.. the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

.. the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

.. the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

.. any waiting period for canceling the New Option will start again on the new
  Rider Date;

.. any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

.. the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

.. The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.


TERMINATION OF THE TRUERETURN OPTION.
The TrueReturn Option will terminate on the earliest of the following to occur:

.. on the Rider Maturity Date;

.. on the Payout Start Date;

.. on the date your Contract is terminated;


                                 29  PROSPECTUS

.. on the date the Option is cancelled;

.. on the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. on the date the Option is replaced with a New Option under the Rider Trade-In
  Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date")(The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code
Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.


WITHDRAWAL BENEFIT FACTOR
The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:


                                 30  PROSPECTUS

  The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

  The Benefit Payment immediately prior to the withdrawal; or

  The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and decreased by withdrawals as follows:

  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.


CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.


CONTRACT VALUE
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.


WITHDRAWAL BENEFIT PAYOUT PHASE
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

.. The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit
  Payout Phase is entered and the Accumulation Phase of the Contract ends.

.. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

.. The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

.. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first


                                 31  PROSPECTUS
  payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced.
   If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

.. If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

.. If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

.. Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1.  If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.

INVESTMENT REQUIREMENTS
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest.
 The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options (" Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost


                                 32  PROSPECTUS

Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor.
 Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
-------------------------------------------------------------



You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract.
 Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.
 We use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.


                                 33  PROSPECTUS

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                            AVAILABLE
------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account(3)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account Janus Aspen Series INTECH Risk-Managed Core - Service Shares
 Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares
 Sub-Account
Legg Mason Partners Variable All Cap - Class II Sub-Account(1) Legg Mason Partners Variable High Yield Bond - Class II
 Sub-Account(1)
Legg Mason Partners Variable Investors - Class II Sub-Account(1) MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
 Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative
 Shares Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)
------------------------------------------------------------------
                             EXCLUDED
------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Demographic Trends - Series II Sub-Account
Alger American Growth - Class S Sub-Account
Alger American Leveraged AllCap - Class S Sub-Account
Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account
Van Kampen LIT Aggressive Growth, Class II Sub-Account
Van Kampen UIF Equity Growth, Class II Sub-Account(2)
------------------------------------------------------------------



(1) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(2) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/ VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.


CANCELLATION OF THE SUREINCOME OPTION
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.


RIDER TRADE-IN OPTION
We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option


                                 34  PROSPECTUS
under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

.. The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

.. The New Option will be made a part of your Contract on the date the existing
  Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

.. The New Option must be an Option that we make available for use with this Rider Trade-In Option.

.. The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 29 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.


TERMINATION OF THE SUREINCOME OPTION
This SureIncome Option will terminate on the earliest of the following to occur:

.. The Benefit Base is reduced to zero;

.. On the Payout Start Date (except if the Contract enters the Withdrawal Benefit
  Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

.. On the date the Contract is terminated;

.. On the date the SureIncome Option is cancelled;

.. On the date we receive a Complete Request for Settlement of the Death
  Proceeds; or

.. On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.


                                 35  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 51 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 800-865-5237.


Portfolio               Investment Objective           Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
 Fund - Series II
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
 Appreciation Fund -
 Series II                                             A I M ADVISORS, INC. (1)
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
 Fund - Series II(2)
-------------------------------------------------------
AIM V.I. Demographic    Long-term growth of capital
 Trends Fund - Series
 II
-------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
 Equity Fund - Series
 II
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class S     appreciation
-------------------------------------------------------FRED ALGER MANAGEMENT,
Alger American          Long-term capital              INC.
 Leveraged AllCap        appreciation
 Portfolio - Class S
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class S
-------------------------------------------------------------------------------

                                 36  PROSPECTUS



FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      High total return with
 Manager(SM) Portfolio   reduced risk over the long
 - Service Class 2       term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation
 Portfolio - Service
 Class 2
-------------------------------------------------------
Fidelity VIP            Reasonable income by
 Equity-Income           investing primarily in
 Portfolio - Service     income-producing equity
 Class 2                 securities.  In choosing
                         these securities, the fund
                         will also consider the
                         potential for capital
                         appreciation.  The fund's
                         goal is to achieve a yield
                         which exceeds the composite   FIDELITY MANAGEMENT &
                         yield on the securities       RESEARCH COMPANY
                         comprising the S&P 500.
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Service     appreciation
 Class 2
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Service     correspond to the total
 Class 2                 return of common stocks
                         publicly traded in the
                         United States as represented
                         by the Standard & Poor's
                         500(SM) Index (S&P 500(R))
-------------------------------------------------------
Fidelity VIP            As high a level of current
 Investment Grade Bond   income as is consistent with
 Portfolio - Service     the preservation of capital
 Class 2
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Service Class 2         preservation of capital and
                         daily liquidity by investing
                         in money market instruments.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
 Portfolio - Service
 Class 2
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Service Shares          of capital and balanced by
                         current income
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.
 Foreign Stock
 Portfolio - Service
 Shares
-------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series      Long-term growth of capital    LLC
 Forty Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series Mid  Capital appreciation
 Cap Value Portfolio -
 Service Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 INTECH Risk-Managed
 Core Portfolio -
 Service Shares (3)
-------------------------------------------------------
Janus Aspen Series      Capital appreciation
 Small Company Value
 Portfolio - Service
 Shares
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC (4)
-------------------------------------------------------------------------------
Legg Mason Partners     Capital appreciation
 Variable All Cap
 Portfolio - Class II
 (4)
-------------------------------------------------------SALOMON BROTHERS ASSET
Legg Mason Partners     Maximum total return,          MANAGEMENT INC
 Variable High Yield     consistent with preservation
 Bond Portfolio -        of capital
 Class II (4)
-------------------------------------------------------
Legg Mason Partners     Long-term growth of capital
 Variable Investors      with current income as a
 Portfolio - Class II    secondary objective
 (4)
-------------------------------------------------------------------------------


                                 37  PROSPECTUS


MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS High Income Series  High current income by
 - Service Class         investing primarily in a
                         professionally managed
                         diversified portfolio of
                         fixed income securities,
                         some of which may involve
                         equity features
-------------------------------------------------------
MFS Investors Growth    Long-term growth of capital
 Stock Series -          and future income rather
 Service Class           than current income
-------------------------------------------------------
MFS Investors Trust     To provide long-term growth
 Series - Service        of capital and secondarily    MFS(TM) INVESTMENT
 Class                   to provide reasonable         MANAGEMENT
                         current income.
-------------------------------------------------------
MFS New Discovery       Capital appreciation
 Series - Service
 Class
-------------------------------------------------------
MFS Total Return        To provide above-average
 Series - Service        income (compared to a
 Class                   portfolio invested entirely
                         in equity securities)
                         consistent with the prudent
                         employment of capital and
                         secondarily to provide a
                         reasonable opportunity for
                         growth of capital and
                         income.
-------------------------------------------------------
MFS Value Series -      Capital appreciation and
 Service Class           reasonable income
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer MidCap      Capital appreciation by
 Fund/VA - Service       investing in ''growth type''
 Shares(5)               companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
 Securities Fund/VA -    appreciation by investing a
 Service Shares          substantial portion of
                         assets in securities of       OPPENHEIMERFUNDS, INC.
                         foreign issuers, growth-type
                         companies, cyclical
                         industries and special
                         situations that are
                         considered to have
                         appreciation possibilities.
-------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap
 Fund(R)/ VA - Service
 Shares
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent
 Administrative Shares   investment management.
-------------------------------------------------------
PIMCO VIT Money Market  Maximum current income,
 Portfolio -             consistent with preservation  PACIFIC INVESTMENT
 Administrative Shares   of capital and daily          MANAGEMENT COMPANY LLC
                         liquidity
-------------------------------------------------------
PIMCO VIT Real Return   Maximum real return,
 Portfolio -             consistent with preservation
 Administrative Shares   of real capital and prudent
                         investment management
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income             OPCAP ADVISORS LLC
-------------------------------------------------------
Premier VIT OpCap       Long term capital
 Renaissance Portfolio   appreciation and income
-------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
-------------------------------------------------------------------------------
Rydex VT Sector         Long-term capital              RYDEX INVESTMENTS
 Rotation Fund           appreciation.
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Blue      Long-term capital growth.
 Chip Growth Portfolio   Income is a secondary         T. ROWE PRICE
 - II                    objective.                    ASSOCIATES, INC.
-------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - II   as well as long-term growth
                         of capital.
-------------------------------------------------------------------------------

                                 38  PROSPECTUS


VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------------------------------------------------------------
Van Eck Worldwide       Consistent absolute
 Absolute Return Fund    (positive) returns in
                         various market cycles
-------------------------------------------------------
Van Eck Worldwide       Long-term capital
 Emerging Markets Fund   appreciation by investing     VAN ECK ASSOCIATES
                         primarily in equity           CORPORATION
                         securities in emerging
                         markets around the world
-------------------------------------------------------
Van Eck Worldwide Hard  Long-term capital
 Assets Fund             appreciation by investing
                         primarily in "hard asset
                         securities" with income as a
                         secondary consideration
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth
 Portfolio, Class II
-------------------------------------------------------VAN KAMPEN ASSET
Van Kampen LIT          High current return            MANAGEMENT
 Government Portfolio,   consistent with preservation
 Class II                of capital
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Equity   Long-term capital
 Growth Portfolio,       appreciation by investing
 Class II                primarily in growth-oriented
                         equity securities of U.S.
                         and foreign companies
-------------------------------------------------------VAN KAMPEN (6)
Van Kampen UIF U.S.     Above average current income
 Real Estate             and long-term capital
 Portfolio, Class II     appreciation by investing
                         primarily in equity
                         securities of companies in
                         the U.S. real estate
                         industry, including real
                         estate investment trusts
-------------------------------------------------------------------------------

(1) The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(2) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II.

(3) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares.

(4) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(5) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

(6) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

As a Contract owner, you may elect to participate in the TrueBalance asset allocation program ("TrueBalance program") for no additional charge.
 Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives, which you may select, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or the SureIncome Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative will help you determine whether participating in an
asset allocation program is appropriate for you.   If you decide to participate
in the TrueBalance program, your sales representative may ask you to


                                 39  PROSPECTUS
complete an investment style questionnaire to help you and your sales representative identify your investment style. Once you and your sales representative have identified your investment style, you will select one of five asset allocation model portfolios currently available, each of which represents a diversified allocation of a portion of your Contract Value among Variable Sub-Accounts with different levels of risk. The model portfolios represent five different investment styles: conservative, moderately conservative, moderate, moderately aggressive and aggressive. Once you select a model portfolio, your Contract Value will be allocated among the Variable Sub-Accounts exactly according to that model portfolio. If you wish to allocate any of your Contract Value to any Variable Sub-Account not included in that model portfolio, or if you do not wish to allocate any of your Contract Value to any Variable Sub-Accounts in that model portfolio, you should not elect the TrueBalance program. We recommend you consult with your sales representative before selecting a TrueBalance model portfolio.

Lincoln Benefit and the principal underwriter of the Contracts, ALFS, Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the


                                 40  PROSPECTUS

Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the FIXED ACCOUNT OPTIONS. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 47.

This option allows you to allocate purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you
must specify the term length over which the transfers are to take place.   We
use the term "Transfer Period Account" to refer to each purchase


                                 41  PROSPECTUS
payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have.
 The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 47.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
If you have selected the CONSULTANT SOLUTIONS CLASSIC CONTRACT, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option.
 Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for CONSULTANT SOLUTIONS CLASSIC. For CONSULTANT SOLUTIONS PLUS, SELECT and ELITE CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.


                                 42  PROSPECTUS

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year.
 Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the CONSULTANT SOLUTIONS CLASSIC CONTRACT.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more
information. We may offer other  Guarantee Periods in the future.   If you
allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market


                                 43  PROSPECTUS

Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the
 Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:


                                 44  PROSPECTUS

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply.
 See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily


                                 45  PROSPECTUS
limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account
Legg Mason Partners Variable High Yield Bond - Class II Sub-Account
---------------------------------------------------------------------



We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 800-865-5237. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or


                                 46  PROSPECTUS
  redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S.


                                 47  PROSPECTUS

  Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500
  - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

.. your Contract Value is equal to or greater than $50,000; or

.. your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

CONSULTANT SOLUTIONS CLASSIC                 1.25%
---------------------------------------------------
CONSULTANT SOLUTIONS PLUS                    1.45%
---------------------------------------------------
CONSULTANT SOLUTIONS ELITE                   1.60%
---------------------------------------------------
CONSULTANT SOLUTIONS SELECT                  1.70%
---------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the CONSULTANT SOLUTIONS PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.


                                 48  PROSPECTUS

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.
   We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

  . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information.
       We deduct the charge for this option only during  the Accumulation Phase.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.


TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.


The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract
Anniversary.    If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value.
 We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we


                                 49  PROSPECTUS
offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.


SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account.
 If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant.
 If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
For all of the contracts except the CONSULTANT SOLUTIONS SELECT, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.


                                 50  PROSPECTUS

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 44 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount.
 Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the CONSULTANT SOLUTIONS PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and


                                 51  PROSPECTUS

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.


TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.


UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the CONSULTANT SOLUTIONS SELECT.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 11. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios.


                                 52  PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 54.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 42.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncomeWithdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-865-5237 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30


                                 53  PROSPECTUS
days after the Issue Date. The Payout Start Date must occur on or before the later of:

.. the youngest Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:


INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF

PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.


INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the


                                 54  PROSPECTUS
frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.


INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.


INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.


INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.


INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.


MODIFYING PAYMENTS
After the Payout Start Date, you may make the following changes under Income Plan 3:

.. You may request to modify the length of the Guaranteed Payment Period.
   Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.
   If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date.
   However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

.. You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


                                 55  PROSPECTUS

PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.


PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                    0           1           2           3           4           5           6          7           8+
-----------------------------------------------------------------------------------------------------------------------------------
Consultant Solutions
 Classic                      7%          7%          6%          5%          4%          3%        2%           0%         0%
Consultant Solutions
 Plus                       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%         0%
Consultant Solutions
 Elite                        7%          6%          5%          0%          0%          0%        0%           0%         0%
Consultant Solutions
 Select                                                                   None




ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.


                                 56  PROSPECTUS

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

INVESTMENT REQUIREMENTS.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies.
 These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub--


                                 57  PROSPECTUS
accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

The following table summarizes the Model Portfolio Option currently available for use with the Income Protection Benefit Option:

* Model Portfolio Option 1
--------------------------------------------------



Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

MODEL PORTFOLIO OPTION 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category.
 However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                          MODEL PORTFOLIO OPTION 1
----------------------------------------------------------------------------

                               20% Category A
                               50% Category B
                               30% Category C
----------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
----------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable High Yield Bond - Class II Sub-Account(1)
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
 Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Van Kampen LIT Government, Class II Sub-Account
Van Kampen UIF U.S. Real Estate, Class II Sub-Account(2)
----------------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account(3)
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable All Cap - Class II Sub-Account(1)
Legg Mason Partners Variable Investors - Class II Sub-Account(1)
MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Premier VIT OpCap Renaissance Sub-Account
Premier VIT OpCap Balanced Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
----------------------------------------------------------------------------



(1) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(2) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(3) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II.


                                 58  PROSPECTUS

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/ VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable taxes; and

.. applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date.
 The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 53 for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Annual Increase Death Benefit Option

.. Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.


                                 59  PROSPECTUS

The "DEATH BENEFIT" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Annual Increase Death Benefit Option (if selected).

The "SETTLEMENT VALUE" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 59), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 63 below, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.


ANNUAL INCREASE DEATH BENEFIT OPTION.
The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for


                                 60  PROSPECTUS
withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS
  PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 63, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80/th/ birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS)); or

.. The date we next determine the Death Proceeds.


ENHANCED EARNINGS DEATH BENEFIT OPTION.
The "ENHANCED EARNINGS DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living


                                 61  PROSPECTUS
person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

.. 50% of "In-Force Premium" (excluding purchase payments (and Credit
  Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

.. 25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 63, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN INVESTMENT ALTERNATIVES, RESTRICTIONS ON TRANSFERS TO AND FROM CERTAIN INVESTMENT ALTERNATIVES, AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 29, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.


                                 62  PROSPECTUS

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES


CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.


CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.


CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:


OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.


OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.


OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into


                                 63  PROSPECTUS
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any combination of Variable Sub-accounts, the Standard Fixed Account and the
Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.


OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occured, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES


CATEGORY 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

.. A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

.. The youngest Owner; otherwise,

.. The youngest Beneficiary.


CATEGORY 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:


OPTION A.  The Owner may elect to receive the Death Proceeds in a lump sum.


OPTION B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be


                                 64  PROSPECTUS
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waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. The Contract Owner must be age 90 or younger on the Rider Application Date;
  and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated;

.. on the Payout Start Date; or

.. on the date you change the beneficiary of the Contract and the change is accepted by us;

.. for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

.. for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.


DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal


                                 65  PROSPECTUS
domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life.
 Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company.
 However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

On March 8, 2006, Allstate Life announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. The Agreement also provides that Lincoln Benefit and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.


VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.
 Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 77.


THE PORTFOLIOS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.


VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of


                                 66  PROSPECTUS
the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.


CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.


CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACTS

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc ("NASD").

ALFS does not sell Contracts directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are NASD member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts.
 Commissions paid vary, but we may pay up to a maximum sales commission of 7.5%
of total purchase payments.   In addition, we may pay ongoing annual
compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.
 We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered


                                 67  PROSPECTUS
representatives. A list of broker-dealers and banks that ALFS paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ALFS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.


LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.


LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.


                                 68  PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                 69  PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


                                 70  PROSPECTUS

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the


                                 71  PROSPECTUS

U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount.
 These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


                                 72  PROSPECTUS

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.


                                 73  PROSPECTUS

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien.
 Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after


                                 74  PROSPECTUS

12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Lincoln Benefit's Annual Report on Form 10-K for the year ended December 31, 2005, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


                                 75  PROSPECTUS

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 80469, Lincoln, NE 68501-0469 or 800-865-5237.


                                 76  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Accumulation Unit Values
--------------------------------------------------------------------------------














THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 77  PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART

        FEATURE                 CLASSIC                   PLUS                   ELITE               SELECT
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                 up to 5% depending on
                                                 issue age and amount
Credit Enhancement                None           of                              None                 None
                                                 purchase payments
----------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge                      1.25%                   1.45%                   1.60%               1.70%
(Base Contract)
----------------------------------------------------------------------------------------------------------------
Withdrawal Charge          7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                            6.5/ 5.5/ 4/2.5              7/ 6/ 5               None

----------------------------------------------------------------------------------------------------------------
Withdrawal Charge        Confinement, Terminal   Confinement, Terminal   Confinement, Terminal        N/A
Waivers                  Illness, Unemployment   Illness, Unemployment   Illness, Unemployment
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                           DCA FIXED ACCOUNT OPTION*
----------------------------------------------------------------------------------
                     CLASSIC           PLUS        ELITE               SELECT

                  ----------------------------------------------------------------
TRANSFER PERIODS        6-month        6-month          6-month           N/A

----------------------------------------------------------------------------------
                       12-month       12-month         12-month           N/A
                  ----------------------------------------------------------------


          STANDARD FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
-----------------------------------------------------------------------------------
                      CLASSIC           PLUS           ELITE            SELECT

                   ----------------------------------------------------------------

GUARANTEE PERIODS         1-year        N/A              N/A                N/A




-----------------------------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------
                        N/A             N/A              N/A                N/A
                   ----------------------------------------------------------------


                 MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)***
---------------------------------------------------------------------------------------------
                      CLASSIC             PLUS             ELITE              SELECT

---------------------------------------------------------------------------------------------
                      1-year             1-year           1-year              1-year
                   --------------------------------------------------------------------------
GUARANTEE PERIODS              3-year           3-year            3-year              3-year




---------------------------------------------------------------------------------------------
                               5-year           5-year            5-year              5-year
                   --------------------------------------------------------------------------
                               7-year           7-year            7-year              7-year
                   --------------------------------------------------------------------------
                              10-year          10-year           10-year             10-year
                   --------------------------------------------------------------------------


*
   At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

**May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.


                                 78  PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I                                                    =    the Treasury Rate for a maturity equal to the term length of the
                                                           Guarantee Period for the week preceding the establishment of the
                                                           Market Value Adjusted Fixed Guarantee Period Account;
J                                                     =    the Treasury Rate for a maturity equal to the term length of the
                                                           Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the
                                                           Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be ("Market Value Adjustment Date").
N                                                     =    the number of whole and partial years from the Market Value
                                                           Adjustment Date to the expiration of the term length of the Market
                                                           Value Adjusted Fixed Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
                   $10,000 allocated to a Market Value Adjusted Fixed Guarantee
Purchase Payment:  Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Consultant Solutions Classic*



                EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

Step 1: Calculate Contract Value at  = $10,000.00 X (1.045) /3/ = $11,411.66
 End of Contract Year 3:
Step 2: Calculate the Free           = .15 X $10,000 = $1500
 Withdrawal Amount:
Step 3: Calculate the Withdrawal     = .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value   I   =   4.50%
 Adjustment:                         J   =   4.20%
                                              730 DAYS
                                     N  =   --------   =   2
                                              365 DAYS
                                     Market Value Adjustment Factor: .9 X [I -
                                     (J + .0025)] X N
                                     = .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                     Market Value Adjustment = Market Value
                                     Adjustment Factor X Amount
                                     Subject To Market Value Adjustment:
                                     = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount          = $11,411.66 - $510 + $10.27 = $10,911.93
 received by Contract owner as a
 result of full withdrawal at the
 end of Contract Year 3:


                                         EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) /3/ = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:





                                 79  PROSPECTUS

  *These examples assume the election of the CONSULTANT SOLUTIONS CLASSIC
   CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under CONSULTANT SOLUTIONS PLUS, CONSULTANT SOLUTIONS ELITE CONTRACTS, and CONSULTANT SOLUTIONS SELECT CONTRACTS which have different expenses and withdrawal charges.




                                 80  PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                   65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                              male
-------------------------------------------------------------------------------
Income Plan selected:                                            1
-------------------------------------------------------------------------------
Payment frequency:                                            monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments under            $100,000.00
the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.




                                 81  PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                                                Death Benefit Amount
                                                                                                --------------------
                                                                              ROP Value                           Annual Increase**
                                                                              ---------                           -----------------
                                                                          Classic,                              Classic,
                                     Beginning                Contract     Elite               Maximum           Elite
                     Type of         Contract   Transaction  Value After   and                Anniversary         and
 Date               Occurrence         Value      Amount     Occurrence   Select     Plus       Value           Select        Plus
------------------------------------------------------------------------------------------------------------------------------------
1/1/06         Contract Anniversary   $55,000        _         $55,000   $50,000     $52,000    $55,000         $52,500      $54,600
------------------------------------------------------------------------------------------------------------------------------------
7/1/06          Partial Withdrawal    $60,000     $15,000      $45,000   $37,500     $39,000    $41,250         $40,339      $41,953
------------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                          Classic,
                                                                          Elite and
                                                                           Select      Plus
----------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $50,000    $52,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $12,500    $13,000
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $37,500    $39,000
----------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to            (c)          $55,000    $55,000
Partial Withdrawal
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,750    $13,750
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $41,250    $41,250
----------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT **
----------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                     (a)          $15,000    $15,000
----------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal        (b)          $60,000    $60,000
----------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to
Partial Withdrawal (assumes 181 days worth of interest        (c)          $53,786    $55,937
on $52,500 and $54,600, respectively)
----------------------------------------------------------------------------------------------
Withdrawal Adjustment                                    [(a)/(b)]*(c)     $13,446    $13,984
----------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                     $40,339    $41,953
----------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.


                                 82  PROSPECTUS

APPENDIX E
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.


Excess of Earnings Withdrawals                    =    $0
Purchase Payments in the 12 months prior to       =    $0
 death
In-Force Premium                                  =    $100,000
                                                       ($100,000 + $0 - $0)
In-Force Earnings                                 =    $25,000
                                                       ($125,000 - $100,000)
ENHANCED EARNINGS DEATH BENEFIT**                 =    40 % * $25,000 = $10,000



Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                                 =    $5,000
                                                                    ($10,000-$5,000)
Purchase Payments in the 12 months prior to death              =    $0
In-Force Premium                                               =    $95,000
                                                                    ($100,000+$0-$5,000)
In-Force Earnings                                              =    $19,000
                                                                    ($114,000-$95,000)
ENHANCED EARNINGS DEATH BENEFIT**                              =    40%*$19,000=$7,600


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).


                                 83  PROSPECTUS

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                                                  =    $30,000
                                                                                     ($50,000-$20,000)
Purchase Payments in the 12 months prior to death                               =    $0
In-Force Premium                                                                =    $120,000
                                                                                      ($110,000+$40,000-$30,000)
In-Force Earnings                                                               =    $20,000
                                                                                     ($140,000-$120,000)
ENHANCED EARNINGS DEATH BENEFIT**                                               =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                             =    $0
Purchase Payments in the 12 months prior to death          =    $0
In-Force Premium                                           =    $100,000
                                                                ($100,000+$0-$0)
In-Force Earnings                                          =    $50,000
                                                                ($150,000-$100,000)
ENHANCED EARNINGS DEATH BENEFIT**                          =    40%*$50,000=$20,000

Contract Value                                             =    $150,000
Death Benefit                                              =    $160,000
Enhanced Earnings Death Benefit                            =    $20,000
Continuing Contract Value                                  =    $180,000
                                                                ($160,000+$20,000)


Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.


                                 84  PROSPECTUS

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).


                                 85  PROSPECTUS

APPENDIX F- WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

RIDER DATE: JANUARY 1, 2006

INITIAL PURCHASE PAYMENT: $50,000 (FOR CONSULTANT SOLUTIONS PLUS CONTRACTS, ASSUME A $2,000 CREDIT ENHANCEMENT WOULD APPLY ASSUMING ISSUE AGE 85 OR YOUNGER (A $1,000 CREDIT ENHANCEMENT WOULD APPLY ASSUMING ISSUE AGE 86-90))

INITIAL BENEFIT BASE: $50,000 FOR CONSULTANT SOLUTIONS CLASSIC, ELITE AND SELECT CONTRACTS, $52,000 FOR CONSULTANT SOLUTIONS PLUS CONTRACTS (ASSUMING ISSUE AGE 85 OR YOUNGER)

                                                                                        BENEFIT BASE
                                                                                     CLASSIC,
                                        BEGINNING     TRANSACTION   CONTRACT VALUE   ELITE AND
    DATE        TYPE OF OCCURRENCE    CONTRACT VALUE    AMOUNT     AFTER OCCURRENCE   SELECT      PLUS
---------------------------------------------------------------------------------------------------------
  1/1/2007    Contract Anniversary       $55,000              -        $55,000        $50,000    $52,000

---------------------------------------------------------------------------------------------------------
  7/1/2007      Partial Withdrawal       $60,000        $15,000        $45,000        $37,500    $39,000
---------------------------------------------------------------------------------------------------------


The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                       CLASSIC,
                                                                       ELITE AND
                                                                        SELECT      PLUS
BENEFIT BASE
-------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                    (a)        $15,000    $15,000
-------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal       (b)        $60,000    $60,000
-------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial           (c)        $50,000    $52,000
Withdrawal
-------------------------------------------------------------------------------------------
Withdrawal Adjustment                                   [(a)/(b)]*(c)   $12,500    $13,000
-------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                   $37,500    $39,000
-------------------------------------------------------------------------------------------


* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees
   and charges.   Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under CONSULTANT SOLUTIONS PLUS CONTRACTS. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.


                                 86  PROSPECTUS

APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1:  Assume you purchase a Consultant Solutions contract with a $100,000
----------
initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.



Example 2: Assume Example 1 is continued and an additional purchase payment of
----------
$40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment
 ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).



Example 3:  Assume Example 1 is continued and a withdrawal of $8,000 is made
----------
during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).



Example 4:  Assume example 1 is continued and a withdrawal of $25,000 is made
----------
during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000)=$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000-$25,000))=$8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.



Example 5:  Assume example 3 is continued and an additional withdrawal of $5,000
----------
is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000)=$55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000-$5,000))=$4,400.

The Benefit Payment Remaining is unchanged at $0.




                                 87  PROSPECTUS

Example 6: Assume example 5 is continued and an additional Purchase Payment of
----------
$40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment
 ($4,400) plus 8% of your additional purchase payment ($40,000).

 The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).



Example 7:  Assume example 6 is continued and an additional withdrawal of $3,200
----------
is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).


                                 88  PROSPECTUS

APPENDIX H- ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-865-5237 to obtain a copy of the Statement of Additional Information.




LBL CONSULTANT SOLUTIONS CLASSIC CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December     2004      2005
31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.745
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.745   $ 11.176
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 132,216    223,522
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.303
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.303   $ 11.036
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  25,665     50,990
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --         --
-------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.300
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.300   $ 10.778
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,307      5,621
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.989
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.989   $ 11.629
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 110,892    253,522
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.103
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.103   $ 11.134
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 121,781    212,340
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.219
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.219   $ 11.509
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  23,051     74,712
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.628
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.628   $ 11.485
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  94,790    210,380
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.217
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.217   $ 10.460
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  56,932    111,219
-------------------------------------------------------------------------------

                                 89  PROSPECTUS


Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.389
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.389   $ 13.106
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 105,161    523,173
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.840
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.840   $ 11.290
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 248,175    457,976
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.809
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.809   $ 10.209
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 193,118    307,319
-------------------------------------------------------------------------------
Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.668
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.668   $ 11.004
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 306,038    812,899
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.215
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.215   $ 10.269
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 172,370    496,639
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.965
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.965   $ 10.104
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 319,746    913,007
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.931
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.931   $ 12.810
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  72,197    311,381
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.625
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.625   $ 11.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  54,585    153,996
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.317
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.317   $ 11.861
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  32,940    115,107
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.491
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.491   $ 12.759
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  14,808     76,819
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.303
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.303   $ 12.266
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  68,978    356,713
-------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service
Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.339
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.339   $ 12.407
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  39,658    125,616
-------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.974
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     77,386
-------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.324
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.324   $ 10.564
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,726     27,910
-------------------------------------------------------------------------------

                                 90  PROSPECTUS


Legg Mason Partners Variable High Yield Bond - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.871
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.871   $ 11.105
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 168,236    465,661
-------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.421
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.421   $ 10.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  38,716     61,010
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.652
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.652   $ 10.724
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 105,366    209,209
-------------------------------------------------------------------------------
 MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.471
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.471   $ 10.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  19,040    229,340
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.810
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.810   $ 11.413
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,814     32,676
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.945
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.945   $ 10.304
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  40,927     92,908
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.783
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.783   $ 10.914
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 128,035    326,074
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.175
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.175   $ 11.737
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  45,846    129,930
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --     26,917
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.390
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.390   $ 12.817
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 123,098    340,222
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.324
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.324   $ 12.256
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 138,676    457,975
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) -
Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.382
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.382   $ 10.769
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  75,187    276,055
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.959
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.959   $ 10.096
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 167,490    325,748
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.596
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.596   $ 10.671
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 206,384    648,012
-------------------------------------------------------------------------------

                                 91  PROSPECTUS


PIMCO VIT Total Return - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.283
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.283   $ 10.392
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 249,949    653,328
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.805
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.805   $ 10.951
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  38,773     61,072
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.229
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.229   $ 10.576
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 121,721    203,935
-------------------------------------------------------------------------------
Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.599
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.599   $ 11.890
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  15,602     56,294
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.490
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.490   $ 10.932
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  74,071    438,125
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.106
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.106   $ 11.361
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 299,734    948,390
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.917
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.917   $  9.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  33,863     58,131
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.106
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.106   $ 15.764
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  13,596     76,101
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.455
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.455   $ 18.637
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  25,156     98,493
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.112   $ 12.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  25,709     47,131
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.187
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.187   $ 10.379
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  63,788    164,577
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.083
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.083   $ 11.996
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 135,175    493,860
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.383   $ 11.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  14,496     58,864
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.853
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.853   $ 14.804
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 241,544    448,864
-------------------------------------------------------------------------------



(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.


                                 92  PROSPECTUS

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 93  PROSPECTUS

LBL CONSULTANT SOLUTIONS CLASSIC CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,   2004     2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.656
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.656   $10.982
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.217
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.217   $10.845
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        --
-------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.215
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.215   $10.592
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.897
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.897   $11.427
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.019
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.019   $10.942
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.134
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.134   $11.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.539
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.539   $11.286
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.132
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.132   $10.279
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.295
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.295   $12.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       303
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.750
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.750   $11.095
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.727
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.727   $10.032
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 94  PROSPECTUS


Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.579
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.579   $10.813
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.130
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.130   $10.091
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.882
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.882   $ 9.929
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.840
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.840   $12.588
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.537
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.537   $11.089
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.223
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.223   $11.655
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.395
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.395   $12.539
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.209
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.209   $12.053
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       577
-------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service
Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.245
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.245   $12.192
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.906
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.238
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.238   $10.381
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable High Yield Bond - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.781
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.781   $10.912
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       322
-------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.335
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.335   $10.703
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.563
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.563   $10.538
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 95  PROSPECTUS


MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.384
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.384   $10.580
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.720
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.720   $11.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.862
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.862   $10.126
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.694
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.694   $10.725
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       326
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.082
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.082   $11.534
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.651
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.296
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.296   $12.595
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.230
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.230   $12.044
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) -
Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.296
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.296   $10.583
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       511
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.876
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.876   $ 9.922
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       602
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.508
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.508   $10.487
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       495
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.197
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.197   $10.212
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.739
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.739   $10.785
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.136
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.136   $10.393
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 96  PROSPECTUS


Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.511
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.511   $11.684
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.403
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.403   $10.743
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       348
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.014
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.014   $11.165
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       764
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.835
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.835   $ 9.634
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.005
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.005   $15.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       135
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.352
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.352   $18.314
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.019
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.019   $11.969
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.103
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.103   $10.200
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.991
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.991   $11.789
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.297
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.297   $11.624
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.746
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.746   $14.547
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0       654
-------------------------------------------------------------------------------



(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                 97  PROSPECTUS

LBL CONSULTANT SOLUTIONS ELITE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,   2004     2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.710
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.710   $11.100
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   14,119    26,910
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.270   $10.962
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      209       648
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        --
-------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.267
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.267   $10.706
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      271       322
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.953
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.953   $11.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,434     9,987
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.070
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.070   $11.059
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,205     4,438
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.186
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.186   $11.431
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,734     5,217
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.593
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.593   $11.407
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   16,990    22,184
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.184
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.184   $10.390
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,127    16,830
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.353
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.353   $13.018
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,482    50,412
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.805
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.805   $11.214
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   16,904    25,309
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.777
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.777   $10.140
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,742     6,853
-------------------------------------------------------------------------------

                                 98  PROSPECTUS


Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.634
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.634   $10.930
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    7,868    38,047
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.182
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.182   $10.199
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   21,758    49,266
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.933
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.933   $10.036
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   58,803    68,484
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.896
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.896   $12.723
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,480    16,347
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.591
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.591   $11.209
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   20,549    24,673
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.280
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.280   $11.781
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      282     1,583
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.454
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.454   $12.673
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       16     5,639
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.266
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.266   $12.183
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,402    48,976
-------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service
Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.302
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.302   $12.323
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    9,724    16,649
-------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.947
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --    17,047
-------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.291
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.291   $10.493
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,606     2,623
-------------------------------------------------------------------------------
Legg Mason Partners Variable High Yield Bond - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.836
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.836   $11.030
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   18,080    43,334
-------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.388
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.388   $10.818
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    2,329     2,660
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.617
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.617   $10.651
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    5,239     8,859
-------------------------------------------------------------------------------

                                 99  PROSPECTUS

MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.437
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.437   $10.694
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0    20,459
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.775
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.775   $11.336
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,497     2,187
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.912
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.912   $10.235
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,241
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.748
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.748   $10.841
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   24,820    43,498
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.139
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.139   $11.658
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,555     7,507
-------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.695
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --     2,405
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.354
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.354   $12.730
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,335    23,494
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.287
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.287   $12.174
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,631    27,646
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) -
Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.348
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.348   $10.696
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,619    28,950
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.927
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.927   $10.028
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    4,061    17,626
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.562
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.562   $10.599
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   24,840    77,486
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.250
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.250   $10.322
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   19,456    47,858
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.779
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.779   $10.887
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    3,706     5,953
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.193
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.193   $10.505
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   12,083    19,478
-------------------------------------------------------------------------------

                                 100 PROSPECTUS


Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.565
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.565   $11.810
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      310       295
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.456
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.456   $10.858
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    6,385    40,786
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.070
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.070   $11.285
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   26,985    92,669
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.885
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.885   $ 9.738
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0     1,220
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.067
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.067   $15.658
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,588    12,064
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.415
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.415   $18.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   10,175    27,980
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.076
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.076   $12.098
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      625     1,444
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.155
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.155   $10.309
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    1,515     3,666
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.047
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.047   $11.915
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    8,999    42,450
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.349
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.349   $11.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   13,593    18,729
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.811
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.811   $14.704
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                    8,873    41,284
-------------------------------------------------------------------------------




(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                101  PROSPECTUS

LBL CONSULTANT SOLUTIONS ELITE CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,   2004     2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.621
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.621   $10.907
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.184
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.184   $10.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        --
-------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.181
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.181   $10.520
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.862
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.862   $11.349
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.986
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.986   $10.867
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.101
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.101   $11.232
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.505
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.505   $11.209
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.099
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.099   $10.209
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.258
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.258   $12.792
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.715
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.715   $11.019
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.695
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.695   $ 9.964
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 102 PROSPECTUS


Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.545
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.545   $10.740
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.097
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.097   $10.022
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.850
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.850   $ 9.861
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.805
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.805   $12.502
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.502
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.502   $11.014
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.186
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.186   $11.576
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.358
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.358   $12.453
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.172
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.172   $11.971
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service
Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.208
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.208   $12.109
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.880
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.205
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.205   $10.310
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable High Yield Bond - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.746
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.746   $10.838
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.301
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.301   $10.630
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.529
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.529   $10.466
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 103 PROSPECTUS


MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.350
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.350   $10.508
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.685
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.685   $11.139
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.830
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.830   $10.057
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.659
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.659   $10.652
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.046
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.046   $11.455
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.623
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.259
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.259   $12.509
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.193
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.193   $11.962
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) -
Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.262
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.262   $10.511
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.844   $ 9.854
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.474
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.474   $10.415
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.164
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.164   $10.142
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.713
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.713   $10.721
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.099
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.099   $10.322
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 104 PROSPECTUS


Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.477
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.477   $11.604
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.369
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.369   $10.670
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.978
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.978   $11.089
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.803
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.803   $ 9.568
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.966
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.966   $15.386
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.311
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.311   $18.189
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.984
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.984   $11.888
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.070
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.070   $10.130
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.955
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.955   $11.708
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.263
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.263   $11.545
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.705
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.705   $14.448
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------


(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                105  PROSPECTUS

LBL CONSULTANT SOLUTIONS PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,                       2004      2005
-------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.725
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.725   $   11.133
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       168,023      344,954
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.284
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.284   $   10.994
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        25,081       74,461
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account(1)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                          --           --
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                --           --
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            --           --
-------------------------------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.281
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.281   $   10.737
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        11,057       33,774
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.968
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.968   $   11.584
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       184,194      295,988
-------------------------------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.084
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.084   $   11.091
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       162,285      310,193
-------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.200
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.200   $   11.464
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        27,034       85,491
-------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.608
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.608   $   11.441
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       133,976      327,548
-------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.198
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.198   $   10.420
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        99,090      153,559
-------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.368
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.368   $   13.056
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       162,203      636,774
-------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.820
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.820   $   11.246
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       264,960      642,154
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $    9.791
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $  9.971   $   10.170
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        95,874      162,979
-------------------------------------------------------------------------------------------------------

                                 106 PROSPECTUS


Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.648
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.648   $   10.961
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       357,590    1,013,570
-------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.196
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.196   $   10.229
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       362,442      877,078
-------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $    9.947
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $  9.947   $   10.065
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       499,789    1,298,309
-------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.911
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.911   $   12.760
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       112,867      307,437
-------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.605
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.605   $   11.241
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       110,575      317,819
-------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.296
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.296   $   11.815
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        17,349       78,760
-------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.470
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.470   $   12.710
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        29,307      109,414
-------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.282
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.282   $   12.219
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       130,218      435,715
-------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account (2)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.318
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.318   $   12.359
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        47,209      136,370
-------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                          --   $   10.000
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                --   $   10.959
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            --       52,116
-------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II Sub-Account (3)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.305
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.305   $   10.523
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        30,483       54,642
-------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable High Yield Bond - Class II Sub-Account (3)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.851
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.851   $   11.062
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       233,161      729,975
-------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II Sub-Account (3)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.402
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.402   $   10.849
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        27,343       52,511
-------------------------------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.632
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.632   $   10.682
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       173,571      363,031
-------------------------------------------------------------------------------------------------------

                                 107 PROSPECTUS


MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.452
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.452   $   10.725
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        27,908      288,901
-------------------------------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.790
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.790   $   11.369
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        31,444       69,837
-------------------------------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $    9.926
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $  9.926   $   10.265
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        79,708      115,243
-------------------------------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.763
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.763   $   10.872
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       270,271      649,848
-------------------------------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.154
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.154   $   11.692
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        52,533      155,911
-------------------------------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                          --   $   10.000
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                                --   $   11.707
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                            --       31,034
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.369
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.369   $   12.767
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       135,685      311,510
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.303
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.303   $   12.209
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       148,467      444,920
-------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.363
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.363   $   10.728
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        72,884      336,138
-------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $    9.941
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $  9.941   $   10.057
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       306,156      529,839
-------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.577
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.577   $   10.630
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       266,929      855,244
-------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.264
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.264   $   10.352
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       326,918      781,636
-------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.790
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.790   $   10.914
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        49,506       88,648
-------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.208
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.208   $   10.535
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        99,659      156,525
-------------------------------------------------------------------------------------------------------

                                 108 PROSPECTUS


Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.579
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.579   $   11.844
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                         9,293       42,301
-------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.470
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.470   $   10.890
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       118,706      568,834
-------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.086
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.086   $   11.318
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       386,880    1,352,680
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $    9.899
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $  9.899   $    9.766
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        17,544       49,850
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   12.083
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 12.083   $   15.703
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        16,416      107,894
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   12.432
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 12.432   $   18.565
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        30,408      144,710
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.091
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.091   $   12.133
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        21,341       28,367
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.169
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.169   $   10.339
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       196,904      330,133
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   11.063
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 11.063   $   11.950
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       187,532      597,525
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   10.364
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 10.364   $   11.783
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                        43,290      100,577
-------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                                    $ 10.000   $   12.829
-------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                          $ 12.829   $   14.747
-------------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                                       290,164      680,199
-------------------------------------------------------------------------------------------------------


(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                109  PROSPECTUS

LBL CONSULTANT SOLUTIONS PLUS CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,   2004     2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.636
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.636   $10.939
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.198
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.198   $10.803
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        --
-------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.196
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.196   $10.550
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.877
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.877   $11.383
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.000   $10.899
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.115
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.115   $11.265
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.520
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.520   $11.242
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.113
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.113   $10.239
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.274
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.274   $12.829
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.730
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.730   $11.051
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.709
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.709   $ 9.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 110 PROSPECTUS


Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.560
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.560   $10.771
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.112
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.112   $10.051
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.864
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.864   $ 9.890
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.820
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.820   $12.539
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.517
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.517   $11.046
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.202
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.202   $11.610
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.374
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.374   $12.490
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.188
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.188   $12.007
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service
Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.224
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.224   $12.144
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.891
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.219
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.219   $10.341
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable High Yield Bond - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.761
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.761   $10.870
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.315
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.315   $10.661
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.544
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.544   $10.497
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 111 PROSPECTUS


MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.365
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.365   $10.539
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.700
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.700   $11.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.844
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.844   $10.086
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.674
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.674   $10.684
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.061
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.061   $11.489
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.635
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.275
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.275   $12.546
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.209
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.209   $11.997
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) -
Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.276
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.276   $10.541
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.858
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.858   $ 9.883
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.489
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.489   $10.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.178
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.178   $10.172
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.724
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.724   $10.749
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.115
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.115   $10.352
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 112 PROSPECTUS


Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.491
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.491   $11.638
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.383
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.383   $10.701
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.993
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.993   $11.121
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.817
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.817   $ 9.596
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.983
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.983   $15.431
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.329
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.329   $18.243
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.999
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.999   $11.923
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.084
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.084   $10.160
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.971
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.971   $11.743
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.278
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.278   $11.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.722
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.722   $14.491
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------


(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                113  PROSPECTUS

LBL CONSULTANT SOLUTIONS SELECT CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (LOW)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December     2004      2005
31,
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.701
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.701   $ 11.079
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,482     24,729
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.260
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.260   $ 10.940
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  15,284     18,497
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --         --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --         --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --         --
-------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.257
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.257   $ 10.685
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,116      7,517
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.943
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.943   $ 11.528
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,665      3,174
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.061
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.061   $ 11.038
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  13,364     13,863
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.177
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.177   $ 11.409
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,386     39,056
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.584
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.584   $ 11.385
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  27,739     54,020
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.174
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.174   $ 10.369
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  20,705     26,325
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.342
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.342   $ 12.993
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  45,341    144,919
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.795
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.795   $ 11.192
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  46,651     93,792
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.768
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.768   $ 10.120
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  28,770     55,605
-------------------------------------------------------------------------------

                                 114 PROSPECTUS


Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.624
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.624   $ 10.908
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 125,438    263,983
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.173
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.173   $ 10.180
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  48,708    101,437
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.924
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.924   $ 10.016
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 168,709    228,196
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.886
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.886   $ 12.698
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  28,247     49,873
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.581
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.581   $ 11.187
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  10,013     17,505
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.270
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.270   $ 11.758
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  27,022      6,336
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.443
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.443   $ 12.649
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,269     11,195
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.256
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.256   $ 12.159
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  11,610     21,644
-------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service
Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.292
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.292   $ 12.299
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   4,773     28,781
-------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 10.940
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      3,239
-------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.281
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.281   $ 10.472
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     418        336
-------------------------------------------------------------------------------
Legg Mason Partners Variable High Yield Bond - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.826
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.286   $ 11.008
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  17,645     46,676
-------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.378
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.378   $ 10.797
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,386      4,377
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.608
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.608   $ 10.631
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  23,363     20,622
-------------------------------------------------------------------------------

                                 115 PROSPECTUS


MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.428
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.428   $ 10.673
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,297     14,429
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.765
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.765   $ 11.314
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,311      5,472
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.903
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.903   $ 10.215
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,659      7,704
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.739
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.739   $ 10.820
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  19,818     51,781
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.128
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.128   $ 11.635
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   3,382      5,222
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                    --   $ 10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                          --   $ 11.687
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      --      7,856
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.343
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.343   $ 12.706
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  62,080     86,497
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.277
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.277   $ 12.150
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  35,420     81,846
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) -
Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.339
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.339   $ 10.676
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   9,772     47,366
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.918
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.918   $ 10.009
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                 158,641    150,481
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.552
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.552   $ 10.579
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  42,470    122,346
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.240
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.240   $ 10.302
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  58,540     76,949
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.772
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.772   $ 10.868
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   5,494      6,958
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.182
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.182   $ 10.484
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  31,488     23,563
-------------------------------------------------------------------------------

                                 116 PROSPECTUS


Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.555
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.555   $ 11.787
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     418      4,603
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.446
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.446   $ 10.837
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,370     57,136
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.060
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.060   $ 11.263
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  57,291    110,586
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $  9.876
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $  9.876   $  9.719
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,961      2,232
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.055
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.055   $ 15.627
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,104     18,780
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.403
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.403   $ 18.475
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   6,528     31,637
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.066
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.066   $ 12.075
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   1,962      3,009
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.145
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.145   $ 10.289
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  28,946     43,426
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 11.037
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 11.037   $ 11.892
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  16,781     31,692
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 10.340
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 10.340   $ 11.726
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                   2,987      7,296
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period              $ 10.000   $ 12.799
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                    $ 12.799   $ 14.675
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                  40,344     59,925
-------------------------------------------------------------------------------



(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                                117  PROSPECTUS

LBL CONSULTANT SOLUTIONS SELECT CONTRACTS: ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED* (HIGH)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,   2004     2005
-------------------------------------------------------------------------------
SUB-ACCOUNTS
-------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.611
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.611   $10.886
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.175
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.175   $10.750
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Core Equity - Series II Sub-Account (1)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --        --
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --        --
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --        --
-------------------------------------------------------------------------------
AIM V.I. Demographic Trends - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.172
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.172   $10.499
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.852
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.852   $11.327
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Alger American Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.977
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.977   $10.846
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American Leveraged AllCap - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.092
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.092   $11.210
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Alger American MidCap Growth - Class S Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.495
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.495   $11.187
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM) - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.089
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.089   $10.189
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)  - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.247
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.247   $12.767
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.705
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.705   $10.997
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Growth - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.686
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.686   $ 9.944
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 118  PROSPECTUS


Fidelity VIP Index 500 - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.535
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.535   $10.719
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond - Service Class 2
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.088
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.088   $10.002
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Fidelity VIP Money Market - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.841
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.841   $ 9.842
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
 Fidelity VIP Overseas - Service Class 2 Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.795
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.795   $12.477
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Balanced - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.493
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.493   $10.992
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.176
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.176   $11.553
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Forty - Service Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.348
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.348   $12.429
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.162
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.162   $11.948
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core - Service
Shares Sub-Account (2)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.198
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.198   $12.085
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Janus Aspen Series Small Company Value - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $10.873
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable All Cap - Class II Sub-Account
(3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.196
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.196   $10.290
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable High Yield Bond - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.735
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.735   $10.817
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class II
Sub-Account (3)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.291
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.291   $10.609
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS High Income - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.519
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.519   $10.446
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 119  PROSPECTUS


MFS Investors Growth Stock - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.341
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.341   $10.488
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Investors Trust - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.675
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.675   $11.117
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS New Discovery - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.821
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.821   $10.037
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Total Return - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.649
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.649   $10.631
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
MFS Value - Service Class Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.036
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.036   $11.433
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer MidCap/VA - Service Shares Sub-Account(4)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                     --   $10.000
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                           --   $11.615
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       --         0
-------------------------------------------------------------------------------
Oppenheimer Global Securities/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.249
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.249   $12.485
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap(R)/VA - Service Shares
Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.183
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.183   $11.939
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) -
Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.252
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.252   $10.490
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Money Market - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.835
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.835   $ 9.835
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Real Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.464
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.464   $10.395
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
PIMCO VIT Total Return - Administrative Shares Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.155
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.155   $10.122
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Balanced Sub-Account (5)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.706
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.706   $10.703
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.089
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.089   $10.302
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

                                 120  PROSPECTUS


Rydex VT Sector Rotation Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.467
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.467   $11.582
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.359
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.359   $10.649
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
T. Rowe Price Equity Income - II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.968
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.968   $11.067
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $ 9.794
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $ 9.794   $ 9.549
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $11.955
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $11.955   $15.355
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.300
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.300   $18.154
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.973
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.973   $11.864
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Government, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.061
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.061   $10.110
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Sub-Account
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.945
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.945   $11.685
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $10.254
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $10.254   $11.522
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate, Class II Sub-Account (6)
-------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                $10.000   $12.693
-------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                      $12.693   $14.420
-------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                        0         0
-------------------------------------------------------------------------------

(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                                121  PROSPECTUS

                   THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                         (Classic, Elite, Plus, Select)

                          Lincoln Benefit Life Company
                        Variable Annuity Separate Account
                                  PO Box 80469
                             Lincoln, NE 68501-0469
                                1 (800) 525-9287


                       Statement of Additional Information
                             And Related Prospectus
                                Dated May 1, 2006




This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


Not all Contracts may be available in all states. Please check with your Financial Advisor for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS




Additions, Deletions or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------


We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

AGREEMENTS WITH THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

On March 8, 2006, Allstate Life Insurance Company ("Allstate Life") announced that it had entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life will sell, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit Life Company ("Lincoln Benefit"). The Agreement also provides that Lincoln Benefit and PICA will enter into an administrative services agreement pursuant to which PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Contract.

The transaction is subject to regulatory approvals, and it is expected that it will be completed by the end of the second quarter of 2006.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

o Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

o Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

o Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. Some payments may support the sale of all Lincoln Benefit products offered through the firm which could include fixed annuities as well as life insurance products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

NAME OF FIRM:

Centaurus Financial, Inc.
Associated Financial Group, LLC
Associated Securities Corporation
C F D Investments, Inc
Cambridge Investment Research, Inc.
First Financial Planners, Inc.
First Tennessee Brokerage, Inc.
Legacy Financial Solutions, Inc.
National Planning Holdings
Securities Service Network, Inc.
SFA Insurance Services Inc
Terra Securities Corporation
Valmark Securities, Inc.


PURCHASE OF CONTRACTS

ALFS, Inc. ("ALFS") is the principal underwriter and distributor of the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

TAX -FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR
-------------------------------------------------------------------------------

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation
Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS
--------------------------------------------------------------------------------

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Lincoln Benefit Life Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules included in this Statement of Additional Information and incorporated by reference in this prospectus from the Lincoln Benefit Life Company Annual Report on Form 10-K for the year ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2005, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, the related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, do not reflect any assets attributable to the Contract, because they were not offered during the period shown. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.



                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                           with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
Subaccount                                                                   2004              2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.691
Accumulation Unit Value Ending                                              $10.691          $11.057
Number of Units Outstanding at End of Year                                   2,941            3,494

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.251
Accumulation Unit Value Ending                                              $10.251          $10.919
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.248
Accumulation Unit Value Ending                                              $10.248          $10.664
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.933
Accumulation Unit Value Ending                                              $10.933          $11.505
Number of Units Outstanding at End of Year                                     0              5,375

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.051
Accumulation Unit Value Ending                                              $10.051          $11.016
Number of Units Outstanding at End of Year                                     0               546

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.167
Accumulation Unit Value Ending                                              $10.167          $11.387
Number of Units Outstanding at End of Year                                    489              457

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.574
Accumulation Unit Value Ending                                              $10.574          $11.363
Number of Units Outstanding at End of Year                                    480             2,158

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.165
Accumulation Unit Value Ending                                              $10.165          $10.349
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.332
Accumulation Unit Value Ending                                              $11.332          $12.968
Number of Units Outstanding at End of Year                                     0              4,671

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.785
Accumulation Unit Value Ending                                              $10.785          $11.170
Number of Units Outstanding at End of Year                                     0               160

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.759
Accumulation Unit Value Ending                                              $9.759           $10.101
Number of Units Outstanding at End of Year                                     0               130

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.614
Accumulation Unit Value Ending                                              $10.614          $10.887
Number of Units Outstanding at End of Year                                     0              4,618

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.163
Accumulation Unit Value Ending                                              $10.163          $10.160
Number of Units Outstanding at End of Year                                     0              2,708

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.915
Accumulation Unit Value Ending                                              $9.915            $9.997
Number of Units Outstanding at End of Year                                     0              7,896

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.876
Accumulation Unit Value Ending                                              $10.876          $12.674
Number of Units Outstanding at End of Year                                     0                37

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.571
Accumulation Unit Value Ending                                              $10.571          $11.165
Number of Units Outstanding at End of Year                                     0              1,752

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.259
Accumulation Unit Value Ending                                              $11.259          $11.735
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.432
Accumulation Unit Value Ending                                              $11.432          $12.624
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.245
Accumulation Unit Value Ending                                              $11.245          $12.136
Number of Units Outstanding at End of Year                                     0              5,083

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.281
Accumulation Unit Value Ending                                              $11.281          $12.275
Number of Units Outstanding at End of Year                                    440              426

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.933
Number of Units Outstanding at End of Year                                    --                0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.272
Accumulation Unit Value Ending                                              $10.272          $10.452
Number of Units Outstanding at End of Year                                     0                0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.816
Accumulation Unit Value Ending                                              $10.816          $10.987
Number of Units Outstanding at End of Year                                   2,332            5,565

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.368
Accumulation Unit Value Ending                                              $10.368          $10.776
Number of Units Outstanding at End of Year                                     0                0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.598
Accumulation Unit Value Ending                                              $10.598          $10.610
Number of Units Outstanding at End of Year                                     0               127

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.418
Accumulation Unit Value Ending                                              $10.418          $10.653
Number of Units Outstanding at End of Year                                     0                0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.755
Accumulation Unit Value Ending                                              $10.755          $11.292
Number of Units Outstanding at End of Year                                   2,449            2,901

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.894
Accumulation Unit Value Ending                                              $9.894           $10.195
Number of Units Outstanding at End of Year                                     0                0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.729
Accumulation Unit Value Ending                                              $10.729          $10.799
Number of Units Outstanding at End of Year                                   1,196            1,685

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.118
Accumulation Unit Value Ending                                              $11.118          $11.613
Number of Units Outstanding at End of Year                                     0               180

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.679
Number of Units Outstanding at End of Year                                    --                0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.333
Accumulation Unit Value Ending                                              $11.333          $12.681
Number of Units Outstanding at End of Year                                   1,200            1,513

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.266
Accumulation Unit Value Ending                                              $11.266          $12.127
Number of Units Outstanding at End of Year                                    445              928

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.329
Accumulation Unit Value Ending                                              $10.329          $10.655
Number of Units Outstanding at End of Year                                     0              1,046

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.908
Accumulation Unit Value Ending                                              $9.908            $9.989
Number of Units Outstanding at End of Year                                     0               290

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.542
Accumulation Unit Value Ending                                              $10.542          $10.558
Number of Units Outstanding at End of Year                                     0               510

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.231
Accumulation Unit Value Ending                                              $10.231          $10.282
Number of Units Outstanding at End of Year                                   2,885            6,564

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.765
Accumulation Unit Value Ending                                              $10.765          $10.850
Number of Units Outstanding at End of Year                                    458             2,698

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.172
Accumulation Unit Value Ending                                              $11.172          $10.464
Number of Units Outstanding at End of Year                                    449              506

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.545
Accumulation Unit Value Ending                                              $10.545          $11.764
Number of Units Outstanding at End of Year                                     0                0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.437
Accumulation Unit Value Ending                                              $10.437          $10.816
Number of Units Outstanding at End of Year                                     0               576

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.050
Accumulation Unit Value Ending                                              $11.050          $11.241
Number of Units Outstanding at End of Year                                     0               555

Van Eck Worldwide Absolute Return
Accumulation Unit Value Beginning                                           $10.000           $9.867
Accumulation Unit Value Ending                                              $9.867            $9.700
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Emerging Markets
Accumulation Unit Value Beginning                                           $10.000          $12.044
Accumulation Unit Value Ending                                              $12.044          $15.597
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Hard Assets
Accumulation Unit Value Beginning                                           $10.000          $12.392
Accumulation Unit Value Ending                                              $12.392          $18.439
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.055
Accumulation Unit Value Ending                                              $11.055          $12.051
Number of Units Outstanding at End of Year                                    452              429

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.136
Accumulation Unit Value Ending                                              $10.136          $10.269
Number of Units Outstanding at End of Year                                     0              2,303

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.027
Accumulation Unit Value Ending                                              $11.027          $11.869
Number of Units Outstanding at End of Year                                    455              679

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.330
Accumulation Unit Value Ending                                              $10.330          $11.703
Number of Units Outstanding at End of Year                                     0                80

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.788
Accumulation Unit Value Ending                                              $12.788          $14.647
Number of Units Outstanding at End of Year                                     0              3,002









                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                           with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.676
Accumulation Unit Value Ending                                              $10.676          $11.025
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.236
Accumulation Unit Value Ending                                              $10.236          $10.887
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.234
Accumulation Unit Value Ending                                              $10.234          $10.633
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.918
Accumulation Unit Value Ending                                              $10.918          $11.472
Number of Units Outstanding at End of Year                                     0               908

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.037
Accumulation Unit Value Ending                                              $10.037          $10.984
Number of Units Outstanding at End of Year                                     0                0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.153
Accumulation Unit Value Ending                                              $10.153          $11.353
Number of Units Outstanding at End of Year                                     0                0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.559
Accumulation Unit Value Ending                                              $10.559          $11.330
Number of Units Outstanding at End of Year                                     0               560

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.151
Accumulation Unit Value Ending                                              $10.151          $10.319
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.316
Accumulation Unit Value Ending                                              $11.316          $12.930
Number of Units Outstanding at End of Year                                     0              1,012

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.770
Accumulation Unit Value Ending                                              $10.770          $11.138
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.745
Accumulation Unit Value Ending                                              $9.745           $10.071
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.599
Accumulation Unit Value Ending                                              $10.599          $10.855
Number of Units Outstanding at End of Year                                     0               960

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.149
Accumulation Unit Value Ending                                              $10.149          $10.130
Number of Units Outstanding at End of Year                                     0               514

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.901
Accumulation Unit Value Ending                                              $9.901            $9.968
Number of Units Outstanding at End of Year                                     0              2,346

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.861
Accumulation Unit Value Ending                                              $10.861          $12.637
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.556
Accumulation Unit Value Ending                                              $10.556          $11.133
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.244
Accumulation Unit Value Ending                                              $11.244          $11.701
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.417
Accumulation Unit Value Ending                                              $11.417          $12.587
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.230
Accumulation Unit Value Ending                                              $11.230          $12.101
Number of Units Outstanding at End of Year                                     0               861

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.266
Accumulation Unit Value Ending                                              $11.266          $12.240
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.921
Number of Units Outstanding at End of Year                                    --                0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.258
Accumulation Unit Value Ending                                              $10.258          $10.422
Number of Units Outstanding at End of Year                                     0                0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.801
Accumulation Unit Value Ending                                              $10.801          $10.955
Number of Units Outstanding at End of Year                                     0              1,975

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.354
Accumulation Unit Value Ending                                              $10.354          $10.745
Number of Units Outstanding at End of Year                                     0                0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.583
Accumulation Unit Value Ending                                              $10.583          $10.579
Number of Units Outstanding at End of Year                                     0                0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.404
Accumulation Unit Value Ending                                              $10.404          $10.622
Number of Units Outstanding at End of Year                                     0                0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.740
Accumulation Unit Value Ending                                              $10.740          $11.259
Number of Units Outstanding at End of Year                                     0                0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.880
Accumulation Unit Value Ending                                              $9.880           $10.165
Number of Units Outstanding at End of Year                                     0                0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.714
Accumulation Unit Value Ending                                              $10.714          $10.767
Number of Units Outstanding at End of Year                                     0                0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.103
Accumulation Unit Value Ending                                              $11.103          $11.579
Number of Units Outstanding at End of Year                                     0              1,053

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.667
Number of Units Outstanding at End of Year                                    --                0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.317
Accumulation Unit Value Ending                                              $11.317          $12.644
Number of Units Outstanding at End of Year                                     0               523

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.250
Accumulation Unit Value Ending                                              $11.250          $12.091
Number of Units Outstanding at End of Year                                     0               528

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.315
Accumulation Unit Value Ending                                              $10.315          $10.624
Number of Units Outstanding at End of Year                                     0                0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.895
Accumulation Unit Value Ending                                              $9.895            $9.960
Number of Units Outstanding at End of Year                                     0               358

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.528
Accumulation Unit Value Ending                                              $10.528          $10.528
Number of Units Outstanding at End of Year                                     0               478

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.216
Accumulation Unit Value Ending                                              $10.216          $10.252
Number of Units Outstanding at End of Year                                     0              2,375

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.754
Accumulation Unit Value Ending                                              $10.754          $10.822
Number of Units Outstanding at End of Year                                     0                0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.156
Accumulation Unit Value Ending                                              $11.156          $10.433
Number of Units Outstanding at End of Year                                     0                0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.530
Accumulation Unit Value Ending                                              $10.530          $11.730
Number of Units Outstanding at End of Year                                     0                0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.422
Accumulation Unit Value Ending                                              $10.422          $10.785
Number of Units Outstanding at End of Year                                     0              2,248

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.034
Accumulation Unit Value Ending                                              $11.034          $11.208
Number of Units Outstanding at End of Year                                     0              1,617

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.853
Accumulation Unit Value Ending                                              $9.853            $9.672
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.027
Accumulation Unit Value Ending                                              $12.027          $15.552
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.375
Accumulation Unit Value Ending                                              $12.375          $18.385
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.040
Accumulation Unit Value Ending                                              $11.040          $12.016
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.122
Accumulation Unit Value Ending                                              $10.122          $10.239
Number of Units Outstanding at End of Year                                     0              1,017

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.011
Accumulation Unit Value Ending                                              $11.011          $11.835
Number of Units Outstanding at End of Year                                     0                0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.316
Accumulation Unit Value Ending                                              $10.316          $11.669
Number of Units Outstanding at End of Year                                     0                0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.770
Accumulation Unit Value Ending                                              $12.770          $14.604
Number of Units Outstanding at End of Year                                     0              1,070








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                 with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.715
Accumulation Unit Value Ending                                              $10.715          $11.111
Number of Units Outstanding at End of Year                                  11,993            22,138

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.274
Accumulation Unit Value Ending                                              $10.274          $10.972
Number of Units Outstanding at End of Year                                   5,130            4,105

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.272
Accumulation Unit Value Ending                                              $10.272          $10.716
Number of Units Outstanding at End of Year                                   2,903            2,851

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.958
Accumulation Unit Value Ending                                              $10.958          $11.561
Number of Units Outstanding at End of Year                                  10,913            14,852

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.075
Accumulation Unit Value Ending                                              $10.075          $11.070
Number of Units Outstanding at End of Year                                   4,621            7,187

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.191
Accumulation Unit Value Ending                                              $10.191          $11.442
Number of Units Outstanding at End of Year                                   2,198            1,303

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.598
Accumulation Unit Value Ending                                              $10.598          $11.418
Number of Units Outstanding at End of Year                                   9,312            18,835

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.188
Accumulation Unit Value Ending                                              $10.188          $10.400
Number of Units Outstanding at End of Year                                   6,082            11,616

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.358
Accumulation Unit Value Ending                                              $11.358          $13.031
Number of Units Outstanding at End of Year                                  17,686            34,790

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.810
Accumulation Unit Value Ending                                              $10.810          $11.225
Number of Units Outstanding at End of Year                                   9,973            19,113

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.782
Accumulation Unit Value Ending                                              $9.782           $10.150
Number of Units Outstanding at End of Year                                   8,431            15,133

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.639
Accumulation Unit Value Ending                                              $10.639          $10.940
Number of Units Outstanding at End of Year                                  19,374            38,956

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.187
Accumulation Unit Value Ending                                              $10.187          $10.209
Number of Units Outstanding at End of Year                                  17,114            27,560

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.938
Accumulation Unit Value Ending                                              $9.938           $10.045
Number of Units Outstanding at End of Year                                  51,691            74,632

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.901
Accumulation Unit Value Ending                                              $10.901          $12.735
Number of Units Outstanding at End of Year                                   7,523            18,182

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.595
Accumulation Unit Value Ending                                              $10.595          $11.219
Number of Units Outstanding at End of Year                                   5,967            12,870

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.286
Accumulation Unit Value Ending                                              $11.286          $11.792
Number of Units Outstanding at End of Year                                   3,249            5,668

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.459
Accumulation Unit Value Ending                                              $11.459          $12.686
Number of Units Outstanding at End of Year                                    100             2,014

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.271
Accumulation Unit Value Ending                                              $11.271          $12.195
Number of Units Outstanding at End of Year                                  14,791            25,761

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.307
Accumulation Unit Value Ending                                              $11.307          $12.335
Number of Units Outstanding at End of Year                                   1,136            1,544

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.951
Number of Units Outstanding at End of Year                                    --              4,643

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.296
Accumulation Unit Value Ending                                              $10.296          $10.503
Number of Units Outstanding at End of Year                                   2,231            2,460

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.841
Accumulation Unit Value Ending                                              $10.841          $11.041
Number of Units Outstanding at End of Year                                  16,887            31,570

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.392
Accumulation Unit Value Ending                                              $10.392          $10.828
Number of Units Outstanding at End of Year                                   2,105            14,773

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.622
Accumulation Unit Value Ending                                              $10.622          $10.662
Number of Units Outstanding at End of Year                                  10,951            13,496

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.442
Accumulation Unit Value Ending                                              $10.442          $10.705
Number of Units Outstanding at End of Year                                 $794.000           16,256

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.780
Accumulation Unit Value Ending                                              $10.780          $11.347
Number of Units Outstanding at End of Year                                   7,487            15,204

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.917
Accumulation Unit Value Ending                                              $9.917           $10.245
Number of Units Outstanding at End of Year                                   4,325            16,617

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.753
Accumulation Unit Value Ending                                              $10.753          $10.851
Number of Units Outstanding at End of Year                                  18,550            33,933

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.144
Accumulation Unit Value Ending                                              $11.144          $11.669
Number of Units Outstanding at End of Year                                   4,475            5,600

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.699
Number of Units Outstanding at End of Year                                    --              12,836

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.359
Accumulation Unit Value Ending                                              $11.359          $12.743
Number of Units Outstanding at End of Year                                  14,763            23,017

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.292
Accumulation Unit Value Ending                                              $11.292          $12.185
Number of Units Outstanding at End of Year                                  16,824            38,099

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.353
Accumulation Unit Value Ending                                              $10.353          $10.707
Number of Units Outstanding at End of Year                                   9,061            34,317

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.931
Accumulation Unit Value Ending                                              $9.931           $10.038
Number of Units Outstanding at End of Year                                  15,877            26,647

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.567
Accumulation Unit Value Ending                                              $10.567          $10.610
Number of Units Outstanding at End of Year                                  18,991            34,286

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.254
Accumulation Unit Value Ending                                              $10.254          $10.332
Number of Units Outstanding at End of Year                                  29,314            64,239

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.783
Accumulation Unit Value Ending                                              $10.783          $10.896
Number of Units Outstanding at End of Year                                   2,849            3,177

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.198
Accumulation Unit Value Ending                                              $11.198          $10.515
Number of Units Outstanding at End of Year                                   1,870            19,288

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.570
Accumulation Unit Value Ending                                              $10.570          $11.821
Number of Units Outstanding at End of Year                                     0               311

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.461
Accumulation Unit Value Ending                                              $10.461          $10.869
Number of Units Outstanding at End of Year                                   3,953            50,707

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.075
Accumulation Unit Value Ending                                              $11.075          $11.296
Number of Units Outstanding at End of Year                                  34,858            65,614

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.890
Accumulation Unit Value Ending                                              $9.890            $9.747
Number of Units Outstanding at End of Year                                    92               941

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.072
Accumulation Unit Value Ending                                              $12.072          $15.673
Number of Units Outstanding at End of Year                                   1,949            4,907

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.421
Accumulation Unit Value Ending                                              $12.421          $18.529
Number of Units Outstanding at End of Year                                   3,871            12,647

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.081
Accumulation Unit Value Ending                                              $11.081          $12.110
Number of Units Outstanding at End of Year                                   1,289            1,749

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.159
Accumulation Unit Value Ending                                              $10.159          $10.319
Number of Units Outstanding at End of Year                                   9,093            11,040

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.052
Accumulation Unit Value Ending                                              $11.052          $11.927
Number of Units Outstanding at End of Year                                  14,677            35,211

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.354
Accumulation Unit Value Ending                                              $10.354          $11.760
Number of Units Outstanding at End of Year                                   1,230            10,581

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.817
Accumulation Unit Value Ending                                              $12.817          $14.718
Number of Units Outstanding at End of Year                                  38,247            53,066









                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.720
Accumulation Unit Value Ending                                              $10.720          $11.122
Number of Units Outstanding at End of Year                                   2,627            5,172

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.279
Accumulation Unit Value Ending                                              $10.279          $10.983
Number of Units Outstanding at End of Year                                    21               209

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.276
Accumulation Unit Value Ending                                              $10.276          $10.726
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.963
Accumulation Unit Value Ending                                              $10.963          $11.572
Number of Units Outstanding at End of Year                                    939             1,041

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.079
Accumulation Unit Value Ending                                              $10.079          $11.081
Number of Units Outstanding at End of Year                                    304             2,176

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.196
Accumulation Unit Value Ending                                              $10.196          $11.453
Number of Units Outstanding at End of Year                                   1,167            1,270

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.603
Accumulation Unit Value Ending                                              $10.603          $11.430
Number of Units Outstanding at End of Year                                   1,708            3,562

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.193
Accumulation Unit Value Ending                                              $10.193          $10.410
Number of Units Outstanding at End of Year                                    188             3,031

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.363
Accumulation Unit Value Ending                                              $11.363          $13.043
Number of Units Outstanding at End of Year                                   8,074            10,537

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.815
Accumulation Unit Value Ending                                              $10.815          $11.236
Number of Units Outstanding at End of Year                                   2,649            4,351

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.786
Accumulation Unit Value Ending                                              $9.786           $10.160
Number of Units Outstanding at End of Year                                   6,471            9,191

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.643
Accumulation Unit Value Ending                                              $10.643          $10.951
Number of Units Outstanding at End of Year                                  12,272            21,913

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.192
Accumulation Unit Value Ending                                              $10.192          $10.219
Number of Units Outstanding at End of Year                                    750             1,813

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.942
Accumulation Unit Value Ending                                              $9.942           $10.055
Number of Units Outstanding at End of Year                                   7,781            11,390

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.906
Accumulation Unit Value Ending                                              $10.906          $12.748
Number of Units Outstanding at End of Year                                   7,152            8,446

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.600
Accumulation Unit Value Ending                                              $10.600          $11.230
Number of Units Outstanding at End of Year                                    402             2,045

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.291
Accumulation Unit Value Ending                                              $11.291          $11.804
Number of Units Outstanding at End of Year                                    663              886

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.464
Accumulation Unit Value Ending                                              $11.464          $12.698
Number of Units Outstanding at End of Year                                     4               665

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.277
Accumulation Unit Value Ending                                              $11.277          $12.207
Number of Units Outstanding at End of Year                                    764             2,337

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.313
Accumulation Unit Value Ending                                              $11.313          $12.347
Number of Units Outstanding at End of Year                                   1,741            2,379

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.955
Number of Units Outstanding at End of Year                                    --                0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.300
Accumulation Unit Value Ending                                              $10.300          $10.513
Number of Units Outstanding at End of Year                                    396              416

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.846
Accumulation Unit Value Ending                                              $10.846          $11.051
Number of Units Outstanding at End of Year                                   7,549            10,603

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.397
Accumulation Unit Value Ending                                              $10.397          $10.839
Number of Units Outstanding at End of Year                                   5,320            4,728

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.627
Accumulation Unit Value Ending                                              $10.627          $10.672
Number of Units Outstanding at End of Year                                    769             2,734

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.447
Accumulation Unit Value Ending                                              $10.447          $10.715
Number of Units Outstanding at End of Year                                   3,196            5,459

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.785
Accumulation Unit Value Ending                                              $10.785          $11.358
Number of Units Outstanding at End of Year                                   6,192            9,902

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.922
Accumulation Unit Value Ending                                              $9.922           $10.255
Number of Units Outstanding at End of Year                                   1,335            1,523

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.758
Accumulation Unit Value Ending                                              $10.758          $10.862
Number of Units Outstanding at End of Year                                    659             3,475

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.149
Accumulation Unit Value Ending                                              $11.149          $11.681
Number of Units Outstanding at End of Year                                   3,814            7,154

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.703
Number of Units Outstanding at End of Year                                    --                0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.364
Accumulation Unit Value Ending                                              $11.364          $12.755
Number of Units Outstanding at End of Year                                    65              2,870

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.297
Accumulation Unit Value Ending                                              $11.297          $12.197
Number of Units Outstanding at End of Year                                   1,426            8,705

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.358
Accumulation Unit Value Ending                                              $10.358          $10.717
Number of Units Outstanding at End of Year                                   6,420            10,445

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.936
Accumulation Unit Value Ending                                              $9.936           $10.048
Number of Units Outstanding at End of Year                                   1,252            5,385

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.572
Accumulation Unit Value Ending                                              $10.572          $10.620
Number of Units Outstanding at End of Year                                  21,181            17,716

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.259
Accumulation Unit Value Ending                                              $10.259          $10.342
Number of Units Outstanding at End of Year                                  10,981            10,630

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.787
Accumulation Unit Value Ending                                              $10.787          $10.905
Number of Units Outstanding at End of Year                                    13                12

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.203
Accumulation Unit Value Ending                                              $11.203          $10.525
Number of Units Outstanding at End of Year                                   6,809            6,275

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.574
Accumulation Unit Value Ending                                              $10.574          $11.832
Number of Units Outstanding at End of Year                                     0                0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.466
Accumulation Unit Value Ending                                              $10.466          $10.879
Number of Units Outstanding at End of Year                                   1,281            2,330

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.080
Accumulation Unit Value Ending                                              $11.080          $11.307
Number of Units Outstanding at End of Year                                   1,696            4,851

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.895
Accumulation Unit Value Ending                                              $9.895            $9.756
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.078
Accumulation Unit Value Ending                                              $12.078          $15.688
Number of Units Outstanding at End of Year                                    353              704

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.426
Accumulation Unit Value Ending                                              $12.426          $18.547
Number of Units Outstanding at End of Year                                    59               928

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.086
Accumulation Unit Value Ending                                              $11.086          $12.121
Number of Units Outstanding at End of Year                                   1,412            1,462

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.164
Accumulation Unit Value Ending                                              $10.164          $10.329
Number of Units Outstanding at End of Year                                   1,727             685

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.057
Accumulation Unit Value Ending                                              $11.057          $11.939
Number of Units Outstanding at End of Year                                    362             4,402

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.359
Accumulation Unit Value Ending                                              $10.359          $11.772
Number of Units Outstanding at End of Year                                    760             1,285

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.823
Accumulation Unit Value Ending                                              $12.823          $14.732
Number of Units Outstanding at End of Year                                   6,991            11,129








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                       with EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.705
Accumulation Unit Value Ending                                              $10.705          $11.090
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.265
Accumulation Unit Value Ending                                              $10.265          $10.951
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.262
Accumulation Unit Value Ending                                              $10.262          $10.695
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.948
Accumulation Unit Value Ending                                              $10.948          $11.539
Number of Units Outstanding at End of Year                                     0              1,673

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.065
Accumulation Unit Value Ending                                              $10.065          $11.048
Number of Units Outstanding at End of Year                                     0                0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.181
Accumulation Unit Value Ending                                              $10.181          $11.420
Number of Units Outstanding at End of Year                                     0                0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.589
Accumulation Unit Value Ending                                              $10.589          $11.396
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.179
Accumulation Unit Value Ending                                              $10.179          $10.379
Number of Units Outstanding at End of Year                                    413              719

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.347
Accumulation Unit Value Ending                                              $11.347          $13.005
Number of Units Outstanding at End of Year                                   1,036             982

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.800
Accumulation Unit Value Ending                                              $10.800          $11.203
Number of Units Outstanding at End of Year                                     0              3,528

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.772
Accumulation Unit Value Ending                                              $9.772           $10.130
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.629
Accumulation Unit Value Ending                                              $10.629          $10.919
Number of Units Outstanding at End of Year                                     0              5,180

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.178
Accumulation Unit Value Ending                                              $10.178          $10.189
Number of Units Outstanding at End of Year                                     0              3,154

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.928
Accumulation Unit Value Ending                                              $9.928           $10.026
Number of Units Outstanding at End of Year                                   6,756            17,889

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.891
Accumulation Unit Value Ending                                              $10.891          $12.711
Number of Units Outstanding at End of Year                                    499              473

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.586
Accumulation Unit Value Ending                                              $10.586          $11.198
Number of Units Outstanding at End of Year                                     0               284

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.275
Accumulation Unit Value Ending                                              $11.275          $11.769
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.448
Accumulation Unit Value Ending                                              $11.448          $12.661
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.261
Accumulation Unit Value Ending                                              $11.261          $12.171
Number of Units Outstanding at End of Year                                   4,467            7,195

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.297
Accumulation Unit Value Ending                                              $11.297          $12.311
Number of Units Outstanding at End of Year                                     0              1,568

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.944
Number of Units Outstanding at End of Year                                    --                0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.286
Accumulation Unit Value Ending                                              $10.286          $10.482
Number of Units Outstanding at End of Year                                     0                0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.831
Accumulation Unit Value Ending                                              $10.831          $11.019
Number of Units Outstanding at End of Year                                   7,273            12,655

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.383
Accumulation Unit Value Ending                                              $10.383          $10.807
Number of Units Outstanding at End of Year                                     0                0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.612
Accumulation Unit Value Ending                                              $10.612          $10.641
Number of Units Outstanding at End of Year                                     0              2,966

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.433
Accumulation Unit Value Ending                                              $10.433          $10.684
Number of Units Outstanding at End of Year                                     0               799

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.770
Accumulation Unit Value Ending                                              $10.770          $11.325
Number of Units Outstanding at End of Year                                     0              1,516

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.908
Accumulation Unit Value Ending                                              $9.908           $10.225
Number of Units Outstanding at End of Year                                     0                0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.743
Accumulation Unit Value Ending                                              $10.743          $10.830
Number of Units Outstanding at End of Year                                     0              1,086

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.134
Accumulation Unit Value Ending                                              $11.134          $11.647
Number of Units Outstanding at End of Year                                     0               734

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.691
Number of Units Outstanding at End of Year                                    --                0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.348
Accumulation Unit Value Ending                                              $11.348          $12.718
Number of Units Outstanding at End of Year                                     0               417

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.282
Accumulation Unit Value Ending                                              $11.282          $12.162
Number of Units Outstanding at End of Year                                    322              742

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.343
Accumulation Unit Value Ending                                              $10.343          $10.686
Number of Units Outstanding at End of Year                                   1,124            4,873

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.922
Accumulation Unit Value Ending                                              $9.922           $10.019
Number of Units Outstanding at End of Year                                     0              1,269

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.557
Accumulation Unit Value Ending                                              $10.557          $10.589
Number of Units Outstanding at End of Year                                   3,398            5,143

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.245
Accumulation Unit Value Ending                                              $10.245          $10.312
Number of Units Outstanding at End of Year                                    409             5,393

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.776
Accumulation Unit Value Ending                                              $10.776          $10.877
Number of Units Outstanding at End of Year                                     0                0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.187
Accumulation Unit Value Ending                                              $11.187          $10.494
Number of Units Outstanding at End of Year                                    487              462

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.560
Accumulation Unit Value Ending                                              $10.560          $11.798
Number of Units Outstanding at End of Year                                     0                0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.451
Accumulation Unit Value Ending                                              $10.451          $10.848
Number of Units Outstanding at End of Year                                     0                0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.065
Accumulation Unit Value Ending                                              $11.065          $11.274
Number of Units Outstanding at End of Year                                   4,546            6,445

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.881
Accumulation Unit Value Ending                                              $9.881            $9.728
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.061
Accumulation Unit Value Ending                                              $12.061          $15.642
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.409
Accumulation Unit Value Ending                                              $12.409          $18.493
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.071
Accumulation Unit Value Ending                                              $11.071          $12.086
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.150
Accumulation Unit Value Ending                                              $10.150          $10.299
Number of Units Outstanding at End of Year                                    854             1,140

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.042
Accumulation Unit Value Ending                                              $11.042          $11.904
Number of Units Outstanding at End of Year                                     0                0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.345
Accumulation Unit Value Ending                                              $10.345          $11.737
Number of Units Outstanding at End of Year                                     0                0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.805
Accumulation Unit Value Ending                                              $12.805          $14.690
Number of Units Outstanding at End of Year                                   8,300            11,022








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                        with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.671
Accumulation Unit Value Ending                                              $10.671          $11.014
Number of Units Outstanding at End of Year                                    28               307

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.232
Accumulation Unit Value Ending                                              $10.232          $10.877
Number of Units Outstanding at End of Year                                     0               116

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.229
Accumulation Unit Value Ending                                              $10.229          $10.623
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.913
Accumulation Unit Value Ending                                              $10.913          $11.461
Number of Units Outstanding at End of Year                                     0                0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.033
Accumulation Unit Value Ending                                              $10.033          $10.974
Number of Units Outstanding at End of Year                                     0                6

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.148
Accumulation Unit Value Ending                                              $10.148          $11.342
Number of Units Outstanding at End of Year                                     0                10

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.554
Accumulation Unit Value Ending                                              $10.554          $11.319
Number of Units Outstanding at End of Year                                     0                9

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.146
Accumulation Unit Value Ending                                              $10.146          $10.309
Number of Units Outstanding at End of Year                                    29                29

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.311
Accumulation Unit Value Ending                                              $11.311          $12.917
Number of Units Outstanding at End of Year                                     0               430

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.765
Accumulation Unit Value Ending                                              $10.765          $11.127
Number of Units Outstanding at End of Year                                    24                25

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.741
Accumulation Unit Value Ending                                              $9.741           $10.062
Number of Units Outstanding at End of Year                                     0               270

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.594
Accumulation Unit Value Ending                                              $10.594          $10.845
Number of Units Outstanding at End of Year                                    43               536

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.145
Accumulation Unit Value Ending                                              $10.145          $10.120
Number of Units Outstanding at End of Year                                    35               775

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.896
Accumulation Unit Value Ending                                              $9.896            $9.958
Number of Units Outstanding at End of Year                                    121              987

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.856
Accumulation Unit Value Ending                                              $10.856          $12.625
Number of Units Outstanding at End of Year                                     0               415

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.551
Accumulation Unit Value Ending                                              $10.551          $11.122
Number of Units Outstanding at End of Year                                     0                1

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.239
Accumulation Unit Value Ending                                              $11.239          $11.690
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.411
Accumulation Unit Value Ending                                              $11.411          $12.575
Number of Units Outstanding at End of Year                                     0               228

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.225
Accumulation Unit Value Ending                                              $11.225          $12.089
Number of Units Outstanding at End of Year                                     0               488

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.260
Accumulation Unit Value Ending                                              $11.260          $12.228
Number of Units Outstanding at End of Year                                     0               141

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.918
Number of Units Outstanding at End of Year                                    --                0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.253
Accumulation Unit Value Ending                                              $10.253          $10.411
Number of Units Outstanding at End of Year                                     0                1

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.796
Accumulation Unit Value Ending                                              $10.796          $10.944
Number of Units Outstanding at End of Year                                    60               333

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.349
Accumulation Unit Value Ending                                              $10.349          $10.734
Number of Units Outstanding at End of Year                                    29                28

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.578
Accumulation Unit Value Ending                                              $10.578          $10.569
Number of Units Outstanding at End of Year                                     0               111

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.399
Accumulation Unit Value Ending                                              $10.399          $10.611
Number of Units Outstanding at End of Year                                     0               214

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.735
Accumulation Unit Value Ending                                              $10.735          $11.248
Number of Units Outstanding at End of Year                                     0                0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.876
Accumulation Unit Value Ending                                              $9.876           $10.155
Number of Units Outstanding at End of Year                                     0                0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.709
Accumulation Unit Value Ending                                              $10.709          $10.757
Number of Units Outstanding at End of Year                                     0               501

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.097
Accumulation Unit Value Ending                                              $11.097          $11.568
Number of Units Outstanding at End of Year                                     0                0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.663
Number of Units Outstanding at End of Year                                    --                0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.312
Accumulation Unit Value Ending                                              $11.312          $12.632
Number of Units Outstanding at End of Year                                     0                1

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.245
Accumulation Unit Value Ending                                              $11.245          $12.079
Number of Units Outstanding at End of Year                                     0                95

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.310
Accumulation Unit Value Ending                                              $10.310          $10.614
Number of Units Outstanding at End of Year                                    35               142

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.890
Accumulation Unit Value Ending                                              $9.890            $9.951
Number of Units Outstanding at End of Year                                    13               392

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.523
Accumulation Unit Value Ending                                              $10.523          $10.517
Number of Units Outstanding at End of Year                                    34               501

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.212
Accumulation Unit Value Ending                                              $10.212          $10.242
Number of Units Outstanding at End of Year                                    35               583

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.750
Accumulation Unit Value Ending                                              $10.750          $10.813
Number of Units Outstanding at End of Year                                     0                0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.151
Accumulation Unit Value Ending                                              $11.151          $10.423
Number of Units Outstanding at End of Year                                     0               123

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.526
Accumulation Unit Value Ending                                              $10.526          $11.718
Number of Units Outstanding at End of Year                                     0                0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.417
Accumulation Unit Value Ending                                              $10.417          $10.774
Number of Units Outstanding at End of Year                                    12               443

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.029
Accumulation Unit Value Ending                                              $11.029          $11.197
Number of Units Outstanding at End of Year                                    51               903

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.849
Accumulation Unit Value Ending                                              $9.849            $9.662
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.022
Accumulation Unit Value Ending                                              $12.022          $15.536
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.369
Accumulation Unit Value Ending                                              $12.369          $18.368
Number of Units Outstanding at End of Year                                     0                1

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.035
Accumulation Unit Value Ending                                              $11.035          $12.004
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.117
Accumulation Unit Value Ending                                              $10.117          $10.229
Number of Units Outstanding at End of Year                                    59                59

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.006
Accumulation Unit Value Ending                                              $11.006          $11.823
Number of Units Outstanding at End of Year                                    27               425

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.311
Accumulation Unit Value Ending                                              $10.311          $11.658
Number of Units Outstanding at End of Year                                     0               114

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.764
Accumulation Unit Value Ending                                              $12.764          $14.590
Number of Units Outstanding at End of Year                                    47               256









                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                              with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.696
Accumulation Unit Value Ending                                              $10.696          $11.068
Number of Units Outstanding at End of Year                                   7,112            10,891

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.255
Accumulation Unit Value Ending                                              $10.255          $10.930
Number of Units Outstanding at End of Year                                   2,366            2,867

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.253
Accumulation Unit Value Ending                                              $10.253          $10.675
Number of Units Outstanding at End of Year                                     0               228

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.938
Accumulation Unit Value Ending                                              $10.938          $11.516
Number of Units Outstanding at End of Year                                   8,499            13,413

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.056
Accumulation Unit Value Ending                                              $10.056          $11.027
Number of Units Outstanding at End of Year                                   4,479            6,650

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.172
Accumulation Unit Value Ending                                              $10.172          $11.398
Number of Units Outstanding at End of Year                                   1,061            1,201

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.579
Accumulation Unit Value Ending                                              $10.579          $11.374
Number of Units Outstanding at End of Year                                   7,263            11,070

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.170
Accumulation Unit Value Ending                                              $10.170          $10.359
Number of Units Outstanding at End of Year                                   1,999            2,642

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.337
Accumulation Unit Value Ending                                              $11.337          $12.980
Number of Units Outstanding at End of Year                                  16,346            26,954

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.790
Accumulation Unit Value Ending                                              $10.790          $11.181
Number of Units Outstanding at End of Year                                   9,412            24,315

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.763
Accumulation Unit Value Ending                                              $9.763           $10.111
Number of Units Outstanding at End of Year                                   6,828            11,467

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.619
Accumulation Unit Value Ending                                              $10.619          $10.898
Number of Units Outstanding at End of Year                                   6,642            31,767

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.168
Accumulation Unit Value Ending                                              $10.168          $10.170
Number of Units Outstanding at End of Year                                   5,838            17,730

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.919
Accumulation Unit Value Ending                                              $9.919           $10.006
Number of Units Outstanding at End of Year                                   8,947            26,111

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.881
Accumulation Unit Value Ending                                              $10.881          $12.686
Number of Units Outstanding at End of Year                                   5,405            15,443

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.576
Accumulation Unit Value Ending                                              $10.576          $11.176
Number of Units Outstanding at End of Year                                   1,847            8,790

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.265
Accumulation Unit Value Ending                                              $11.265          $11.747
Number of Units Outstanding at End of Year                                    966             3,764

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.438
Accumulation Unit Value Ending                                              $11.438          $12.636
Number of Units Outstanding at End of Year                                    391             3,451

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.251
Accumulation Unit Value Ending                                              $11.251          $12.148
Number of Units Outstanding at End of Year                                   4,526            14,237

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.287
Accumulation Unit Value Ending                                              $11.287          $12.287
Number of Units Outstanding at End of Year                                   1,254            1,751

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.936
Number of Units Outstanding at End of Year                                    --              1,432

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.277
Accumulation Unit Value Ending                                              $10.277          $10.462
Number of Units Outstanding at End of Year                                    279              567

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.821
Accumulation Unit Value Ending                                              $10.821          $10.998
Number of Units Outstanding at End of Year                                  21,082            27,131

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.373
Accumulation Unit Value Ending                                              $10.373          $10.786
Number of Units Outstanding at End of Year                                   1,793            1,767

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.603
Accumulation Unit Value Ending                                              $10.603          $10.620
Number of Units Outstanding at End of Year                                   5,313            6,882

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.423
Accumulation Unit Value Ending                                              $10.423          $10.663
Number of Units Outstanding at End of Year                                    752             16,397

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.760
Accumulation Unit Value Ending                                              $10.760          $11.303
Number of Units Outstanding at End of Year                                     3               762

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.899
Accumulation Unit Value Ending                                              $9.899           $10.205
Number of Units Outstanding at End of Year                                   1,975            5,766

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.734
Accumulation Unit Value Ending                                              $10.734          $10.809
Number of Units Outstanding at End of Year                                   6,630            18,067

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.123
Accumulation Unit Value Ending                                              $11.123          $11.624
Number of Units Outstanding at End of Year                                   1,252            3,427

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.683
Number of Units Outstanding at End of Year                                    --              1,007

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.338
Accumulation Unit Value Ending                                              $11.338          $12.693
Number of Units Outstanding at End of Year                                   5,827            16,246

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.271
Accumulation Unit Value Ending                                              $11.271          $12.138
Number of Units Outstanding at End of Year                                   2,933            11,461

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.334
Accumulation Unit Value Ending                                              $10.334          $10.665
Number of Units Outstanding at End of Year                                   1,649            9,165

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.913
Accumulation Unit Value Ending                                              $9.913            $9.999
Number of Units Outstanding at End of Year                                   7,507            14,091

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.547
Accumulation Unit Value Ending                                              $10.547          $10.569
Number of Units Outstanding at End of Year                                  24,985            44,824

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.235
Accumulation Unit Value Ending                                              $10.235          $10.292
Number of Units Outstanding at End of Year                                  19,432            39,729

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.768
Accumulation Unit Value Ending                                              $10.768          $10.859
Number of Units Outstanding at End of Year                                    623              486

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.177
Accumulation Unit Value Ending                                              $11.177          $10.474
Number of Units Outstanding at End of Year                                   5,029            12,631

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.550
Accumulation Unit Value Ending                                              $10.550          $11.775
Number of Units Outstanding at End of Year                                    977             1,160

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.441
Accumulation Unit Value Ending                                              $10.441          $10.827
Number of Units Outstanding at End of Year                                   3,482            19,342

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.055
Accumulation Unit Value Ending                                              $11.055          $11.252
Number of Units Outstanding at End of Year                                  10,111            34,490

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.872
Accumulation Unit Value Ending                                              $9.872            $9.709
Number of Units Outstanding at End of Year                                    473             1,111

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.050
Accumulation Unit Value Ending                                              $12.050          $15.612
Number of Units Outstanding at End of Year                                    514             1,205

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.398
Accumulation Unit Value Ending                                              $12.398          $18.457
Number of Units Outstanding at End of Year                                   1,242            3,166

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.060
Accumulation Unit Value Ending                                              $11.060          $12.063
Number of Units Outstanding at End of Year                                   5,158            5,401

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.140
Accumulation Unit Value Ending                                              $10.140          $10.279
Number of Units Outstanding at End of Year                                   5,308            6,612

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.032
Accumulation Unit Value Ending                                              $11.032          $11.881
Number of Units Outstanding at End of Year                                  19,945            33,271

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.335
Accumulation Unit Value Ending                                              $10.335          $11.715
Number of Units Outstanding at End of Year                                  16,466            17,631

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.794
Accumulation Unit Value Ending                                              $12.794          $14.661
Number of Units Outstanding at End of Year                                   3,123            17,301








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.701
Accumulation Unit Value Ending                                              $10.701          $11.079
Number of Units Outstanding at End of Year                                  23,469            23,974

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.260
Accumulation Unit Value Ending                                              $10.260          $10.940
Number of Units Outstanding at End of Year                                    527             2,311

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.257
Accumulation Unit Value Ending                                              $10.257          $10.685
Number of Units Outstanding at End of Year                                   1,836            2,462

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.943
Accumulation Unit Value Ending                                              $10.943          $11.528
Number of Units Outstanding at End of Year                                   5,303            16,495

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.061
Accumulation Unit Value Ending                                              $10.061          $11.038
Number of Units Outstanding at End of Year                                    101              249

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.177
Accumulation Unit Value Ending                                              $10.177          $11.409
Number of Units Outstanding at End of Year                                     0                0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.584
Accumulation Unit Value Ending                                              $10.584          $11.385
Number of Units Outstanding at End of Year                                   2,142            10,090

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.174
Accumulation Unit Value Ending                                              $10.174          $10.369
Number of Units Outstanding at End of Year                                     0              3,094

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.342
Accumulation Unit Value Ending                                              $11.342          $12.993
Number of Units Outstanding at End of Year                                   5,238            15,699

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.795
Accumulation Unit Value Ending                                              $10.795          $11.192
Number of Units Outstanding at End of Year                                  27,292            32,085

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.768
Accumulation Unit Value Ending                                              $9.768           $10.120
Number of Units Outstanding at End of Year                                   1,488            1,379

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.624
Accumulation Unit Value Ending                                              $10.624          $10.908
Number of Units Outstanding at End of Year                                   8,387            32,026

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.173
Accumulation Unit Value Ending                                              $10.173          $10.180
Number of Units Outstanding at End of Year                                  20,705            25,284

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.924
Accumulation Unit Value Ending                                              $9.924           $10.016
Number of Units Outstanding at End of Year                                  26,498            25,659

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.886
Accumulation Unit Value Ending                                              $10.886          $12.698
Number of Units Outstanding at End of Year                                     0              1,411

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.581
Accumulation Unit Value Ending                                              $10.581          $11.187
Number of Units Outstanding at End of Year                                    122             5,924

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.270
Accumulation Unit Value Ending                                              $11.270          $11.758
Number of Units Outstanding at End of Year                                     0               110

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.443
Accumulation Unit Value Ending                                              $11.443          $12.649
Number of Units Outstanding at End of Year                                   8,469            8,440

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.256
Accumulation Unit Value Ending                                              $11.256          $12.159
Number of Units Outstanding at End of Year                                   3,099            13,532

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.292
Accumulation Unit Value Ending                                              $11.292          $12.299
Number of Units Outstanding at End of Year                                     0               415

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.940
Number of Units Outstanding at End of Year                                    --                0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.281
Accumulation Unit Value Ending                                              $10.281          $10.472
Number of Units Outstanding at End of Year                                    145             4,277

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.826
Accumulation Unit Value Ending                                              $10.826          $11.008
Number of Units Outstanding at End of Year                                   4,931            5,994

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.378
Accumulation Unit Value Ending                                              $10.378          $10.797
Number of Units Outstanding at End of Year                                     0                0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.608
Accumulation Unit Value Ending                                              $10.608          $10.631
Number of Units Outstanding at End of Year                                    16                60

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.428
Accumulation Unit Value Ending                                              $10.428          $10.673
Number of Units Outstanding at End of Year                                     0                0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.765
Accumulation Unit Value Ending                                              $10.765          $11.314
Number of Units Outstanding at End of Year                                     0                0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.903
Accumulation Unit Value Ending                                              $9.903           $10.215
Number of Units Outstanding at End of Year                                    448              545

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.739
Accumulation Unit Value Ending                                              $10.739          $10.820
Number of Units Outstanding at End of Year                                    275              530

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.128
Accumulation Unit Value Ending                                              $11.128          $11.635
Number of Units Outstanding at End of Year                                     0                0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.687
Number of Units Outstanding at End of Year                                    --                0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.343
Accumulation Unit Value Ending                                              $11.343          $12.706
Number of Units Outstanding at End of Year                                     0              3,266

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.277
Accumulation Unit Value Ending                                              $11.277          $12.150
Number of Units Outstanding at End of Year                                  10,544            15,083

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.339
Accumulation Unit Value Ending                                              $10.339          $10.676
Number of Units Outstanding at End of Year                                     0               991

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.918
Accumulation Unit Value Ending                                              $9.918           $10.009
Number of Units Outstanding at End of Year                                    733             3,410

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.552
Accumulation Unit Value Ending                                              $10.552          $10.579
Number of Units Outstanding at End of Year                                    55              1,088

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.240
Accumulation Unit Value Ending                                              $10.240          $10.302
Number of Units Outstanding at End of Year                                   2,138            15,431

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.772
Accumulation Unit Value Ending                                              $10.772          $10.868
Number of Units Outstanding at End of Year                                   1,218            3,095

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.182
Accumulation Unit Value Ending                                              $11.182          $10.484
Number of Units Outstanding at End of Year                                    95               212

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.555
Accumulation Unit Value Ending                                              $10.555          $11.787
Number of Units Outstanding at End of Year                                     0              11,664

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.446
Accumulation Unit Value Ending                                              $10.446          $10.837
Number of Units Outstanding at End of Year                                     0                21

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.060
Accumulation Unit Value Ending                                              $11.060          $11.263
Number of Units Outstanding at End of Year                                     0              9,808

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.876
Accumulation Unit Value Ending                                              $9.876            $9.719
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.055
Accumulation Unit Value Ending                                              $12.055          $15.627
Number of Units Outstanding at End of Year                                    375              462

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.403
Accumulation Unit Value Ending                                              $12.403          $18.475
Number of Units Outstanding at End of Year                                     0               175

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.066
Accumulation Unit Value Ending                                              $11.066          $12.075
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.145
Accumulation Unit Value Ending                                              $10.145          $10.289
Number of Units Outstanding at End of Year                                   3,277            7,972

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.037
Accumulation Unit Value Ending                                              $11.037          $11.892
Number of Units Outstanding at End of Year                                    94              1,007

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.340
Accumulation Unit Value Ending                                              $10.340          $11.726
Number of Units Outstanding at End of Year                                     0                0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.799
Accumulation Unit Value Ending                                              $12.799          $14.675
Number of Units Outstanding at End of Year                                   5,273            12,865








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.686
Accumulation Unit Value Ending                                              $10.686          $11.047
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.246
Accumulation Unit Value Ending                                              $10.246          $10.909
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.243
Accumulation Unit Value Ending                                              $10.243          $10.654
Number of Units Outstanding at End of Year                                     0                0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.928
Accumulation Unit Value Ending                                              $10.928          $11.494
Number of Units Outstanding at End of Year                                     0                0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.047
Accumulation Unit Value Ending                                              $10.047          $11.006
Number of Units Outstanding at End of Year                                     0                0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.163
Accumulation Unit Value Ending                                              $10.163          $11.375
Number of Units Outstanding at End of Year                                     0                0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.569
Accumulation Unit Value Ending                                              $10.569          $11.352
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.160
Accumulation Unit Value Ending                                              $10.160          $10.339
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.326
Accumulation Unit Value Ending                                              $11.326          $12.955
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.780
Accumulation Unit Value Ending                                              $10.780          $11.160
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.754
Accumulation Unit Value Ending                                              $9.754           $10.091
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.609
Accumulation Unit Value Ending                                              $10.609          $10.877
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.159
Accumulation Unit Value Ending                                              $10.159          $10.150
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.910
Accumulation Unit Value Ending                                              $9.910            $9.987
Number of Units Outstanding at End of Year                                     0                0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.871
Accumulation Unit Value Ending                                              $10.871          $12.661
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.566
Accumulation Unit Value Ending                                              $10.566          $11.154
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.254
Accumulation Unit Value Ending                                              $11.254          $11.724
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.427
Accumulation Unit Value Ending                                              $11.427          $12.612
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.240
Accumulation Unit Value Ending                                              $11.240          $12.124
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.276
Accumulation Unit Value Ending                                              $11.276          $12.263
Number of Units Outstanding at End of Year                                     0                0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.929
Number of Units Outstanding at End of Year                                    --                0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.267
Accumulation Unit Value Ending                                              $10.267          $10.442
Number of Units Outstanding at End of Year                                     0                0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.811
Accumulation Unit Value Ending                                              $10.811          $10.976
Number of Units Outstanding at End of Year                                     0                0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.364
Accumulation Unit Value Ending                                              $10.364          $10.766
Number of Units Outstanding at End of Year                                     0                0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.593
Accumulation Unit Value Ending                                              $10.593          $10.600
Number of Units Outstanding at End of Year                                     0                0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.413
Accumulation Unit Value Ending                                              $10.413          $10.642
Number of Units Outstanding at End of Year                                     0                0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.750
Accumulation Unit Value Ending                                              $10.750          $11.281
Number of Units Outstanding at End of Year                                     0                0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.890
Accumulation Unit Value Ending                                              $9.890           $10.185
Number of Units Outstanding at End of Year                                     0                0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.724
Accumulation Unit Value Ending                                              $10.724          $10.788
Number of Units Outstanding at End of Year                                     0                0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.113
Accumulation Unit Value Ending                                              $11.113          $11.602
Number of Units Outstanding at End of Year                                     0                0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.675
Number of Units Outstanding at End of Year                                    --                0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.327
Accumulation Unit Value Ending                                              $11.327          $12.669
Number of Units Outstanding at End of Year                                     0                0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.261
Accumulation Unit Value Ending                                              $11.261          $12.115
Number of Units Outstanding at End of Year                                     0                0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.324
Accumulation Unit Value Ending                                              $10.324          $10.645
Number of Units Outstanding at End of Year                                     0                0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.904
Accumulation Unit Value Ending                                              $9.904            $9.980
Number of Units Outstanding at End of Year                                     0                0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.538
Accumulation Unit Value Ending                                              $10.538          $10.548
Number of Units Outstanding at End of Year                                     0                0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.226
Accumulation Unit Value Ending                                              $10.226          $10.272
Number of Units Outstanding at End of Year                                     0                0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.761
Accumulation Unit Value Ending                                              $10.761          $10.840
Number of Units Outstanding at End of Year                                     0                0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.167
Accumulation Unit Value Ending                                              $11.167          $10.454
Number of Units Outstanding at End of Year                                     0                0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.540
Accumulation Unit Value Ending                                              $10.540          $11.752
Number of Units Outstanding at End of Year                                     0              4,156

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.432
Accumulation Unit Value Ending                                              $10.432          $10.806
Number of Units Outstanding at End of Year                                     0                0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.045
Accumulation Unit Value Ending                                              $11.045          $11.230
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.863
Accumulation Unit Value Ending                                              $9.863            $9.690
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.039
Accumulation Unit Value Ending                                              $12.039          $15.582
Number of Units Outstanding at End of Year                                     0                0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.386
Accumulation Unit Value Ending                                              $12.386          $18.421
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.050
Accumulation Unit Value Ending                                              $11.050          $12.039
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.131
Accumulation Unit Value Ending                                              $10.131          $10.259
Number of Units Outstanding at End of Year                                     0                0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.022
Accumulation Unit Value Ending                                              $11.022          $11.858
Number of Units Outstanding at End of Year                                     0                0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.325
Accumulation Unit Value Ending                                              $10.325          $11.692
Number of Units Outstanding at End of Year                                     0                0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.782
Accumulation Unit Value Ending                                              $12.782          $14.633
Number of Units Outstanding at End of Year                                     0                0








                                                      Accumulation Unit Values(1)
                                                   LBL Consultant Solutions Classic
                                          with MAV (& with/without SPB and with/without ABR)

                                                                                   Year ending
                                                                                  December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                   2004              2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.725
Accumulation Unit Value Ending                                              $10.725          $11.133
Number of Units Outstanding at End of Year                                  74,403           107,423

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.284
Accumulation Unit Value Ending                                              $10.284          $10.994
Number of Units Outstanding at End of Year                                  11,764            19,954

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                             --                --
Accumulation Unit Value Ending                                                --                --
Number of Units Outstanding at End of Year                                    --                --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.281
Accumulation Unit Value Ending                                              $10.281          $10.737
Number of Units Outstanding at End of Year                                   3,169            5,260

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                           $10.000          $10.968
Accumulation Unit Value Ending                                              $10.968          $11.584
Number of Units Outstanding at End of Year                                  41,315            81,189

Alger American Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.084
Accumulation Unit Value Ending                                              $10.084          $11.091
Number of Units Outstanding at End of Year                                  14,898            44,205

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.200
Accumulation Unit Value Ending                                              $10.200          $11.464
Number of Units Outstanding at End of Year                                   2,901            6,697

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                           $10.000          $10.608
Accumulation Unit Value Ending                                              $10.608          $11.441
Number of Units Outstanding at End of Year                                  18,938            62,045

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.198
Accumulation Unit Value Ending                                              $10.198          $10.420
Number of Units Outstanding at End of Year                                  19,568            39,253

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $11.368
Accumulation Unit Value Ending                                              $11.368          $13.056
Number of Units Outstanding at End of Year                                  28,300           134,063

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.820
Accumulation Unit Value Ending                                              $10.820          $11.246
Number of Units Outstanding at End of Year                                  38,696           102,990

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.791
Accumulation Unit Value Ending                                              $9.791           $10.170
Number of Units Outstanding at End of Year                                  46,830            92,779

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.648
Accumulation Unit Value Ending                                              $10.648          $10.961
Number of Units Outstanding at End of Year                                  84,706           212,966

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.196
Accumulation Unit Value Ending                                              $10.196          $10.229
Number of Units Outstanding at End of Year                                  64,981           130,820

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                           $10.000           $9.947
Accumulation Unit Value Ending                                              $9.947           $10.065
Number of Units Outstanding at End of Year                                  71,372           159,744

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                           $10.000          $10.911
Accumulation Unit Value Ending                                              $10.911          $12.760
Number of Units Outstanding at End of Year                                  26,553            74,811

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $10.605
Accumulation Unit Value Ending                                              $10.605          $11.241
Number of Units Outstanding at End of Year                                  18,609            45,386

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.296
Accumulation Unit Value Ending                                              $11.296          $11.815
Number of Units Outstanding at End of Year                                   2,914            25,972

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.470
Accumulation Unit Value Ending                                              $11.470          $12.710
Number of Units Outstanding at End of Year                                   6,007            13,973

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.282
Accumulation Unit Value Ending                                              $11.282          $12.219
Number of Units Outstanding at End of Year                                  20,990            87,962

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                           $10.000          $11.318
Accumulation Unit Value Ending                                              $11.318          $12.359
Number of Units Outstanding at End of Year                                   5,672            23,559

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $10.959
Number of Units Outstanding at End of Year                                    --              9,494

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.305
Accumulation Unit Value Ending                                              $10.305          $10.523
Number of Units Outstanding at End of Year                                   1,859            4,564

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.851
Accumulation Unit Value Ending                                              $10.851          $11.062
Number of Units Outstanding at End of Year                                  32,094           101,197

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                           $10.000          $10.402
Accumulation Unit Value Ending                                              $10.402          $10.849
Number of Units Outstanding at End of Year                                   4,404            36,017

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.632
Accumulation Unit Value Ending                                              $10.632          $10.682
Number of Units Outstanding at End of Year                                  17,229            40,614

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.452
Accumulation Unit Value Ending                                              $10.452          $10.725
Number of Units Outstanding at End of Year                                   5,971            34,315

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.790
Accumulation Unit Value Ending                                              $10.790          $11.369
Number of Units Outstanding at End of Year                                  14,735            21,639

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                           $10.000           $9.926
Accumulation Unit Value Ending                                              $9.926           $10.265
Number of Units Outstanding at End of Year                                  16,167            31,832

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $10.763
Accumulation Unit Value Ending                                              $10.763          $10.872
Number of Units Outstanding at End of Year                                  40,690           104,883

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                           $10.000          $11.154
Accumulation Unit Value Ending                                              $11.154          $11.692
Number of Units Outstanding at End of Year                                  11,572            53,873

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                             --             $10.000
Accumulation Unit Value Ending                                                --             $11.707
Number of Units Outstanding at End of Year                                    --              7,906

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.369
Accumulation Unit Value Ending                                              $11.369          $12.767
Number of Units Outstanding at End of Year                                  20,377            59,018

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                           $10.000          $11.303
Accumulation Unit Value Ending                                              $11.303          $12.209
Number of Units Outstanding at End of Year                                  34,078           118,094

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.363
Accumulation Unit Value Ending                                              $10.363          $10.728
Number of Units Outstanding at End of Year                                  12,667            55,574

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000           $9.941
Accumulation Unit Value Ending                                              $9.941           $10.057
Number of Units Outstanding at End of Year                                  36,663            98,942

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.577
Accumulation Unit Value Ending                                              $10.577          $10.630
Number of Units Outstanding at End of Year                                  61,471           145,750

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                           $10.000          $10.264
Accumulation Unit Value Ending                                              $10.264          $10.352
Number of Units Outstanding at End of Year                                  96,933           212,494

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                           $10.000          $10.790
Accumulation Unit Value Ending                                              $10.790          $10.914
Number of Units Outstanding at End of Year                                   8,225            10,363

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                           $10.000          $11.208
Accumulation Unit Value Ending                                              $11.208          $10.535
Number of Units Outstanding at End of Year                                  26,067            35,411

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                           $10.000          $10.579
Accumulation Unit Value Ending                                              $10.579          $11.844
Number of Units Outstanding at End of Year                                   6,698            19,805

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                           $10.000          $10.470
Accumulation Unit Value Ending                                              $10.470          $10.890
Number of Units Outstanding at End of Year                                  37,362           109,546

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                           $10.000          $11.086
Accumulation Unit Value Ending                                              $11.086          $11.318
Number of Units Outstanding at End of Year                                  46,148           174,768

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                           $10.000           $9.899
Accumulation Unit Value Ending                                              $9.899            $9.766
Number of Units Outstanding at End of Year                                  10,882            10,438

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.083
Accumulation Unit Value Ending                                              $12.083          $15.703
Number of Units Outstanding at End of Year                                   1,865            11,194

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                           $10.000          $12.432
Accumulation Unit Value Ending                                              $12.432          $18.565
Number of Units Outstanding at End of Year                                   2,716            17,112

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.091
Accumulation Unit Value Ending                                              $11.091          $12.133
Number of Units Outstanding at End of Year                                   7,714            16,935

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                           $10.000          $10.169
Accumulation Unit Value Ending                                              $10.169          $10.339
Number of Units Outstanding at End of Year                                  24,035            48,462

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                           $10.000          $11.063
Accumulation Unit Value Ending                                              $11.063          $11.950
Number of Units Outstanding at End of Year                                  24,470           100,105

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $10.364
Accumulation Unit Value Ending                                              $10.364          $11.783
Number of Units Outstanding at End of Year                                   2,797            17,775

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                           $10.000          $12.829
Accumulation Unit Value Ending                                              $12.829          $14.747
Number of Units Outstanding at End of Year                                  34,420           107,443








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                           with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                      2004            2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.656
Accumulation Unit Value Ending                                                $10.656         $10.982
Number of Units Outstanding at End of Year                                     1,068           1,059

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.217
Accumulation Unit Value Ending                                                $10.217         $10.845
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.215
Accumulation Unit Value Ending                                                $10.215         $10.592
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.897
Accumulation Unit Value Ending                                                $10.897         $11.427
Number of Units Outstanding at End of Year                                     1,097           1,072

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.019
Accumulation Unit Value Ending                                                $10.019         $10.942
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.134
Accumulation Unit Value Ending                                                $10.134         $11.309
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.539
Accumulation Unit Value Ending                                                $10.539         $11.286
Number of Units Outstanding at End of Year                                     18,946          18,946

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.132
Accumulation Unit Value Ending                                                $10.132         $10.279
Number of Units Outstanding at End of Year                                      113             118

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.295
Accumulation Unit Value Ending                                                $11.295         $12.880
Number of Units Outstanding at End of Year                                      156             147

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.750
Accumulation Unit Value Ending                                                $10.750         $11.095
Number of Units Outstanding at End of Year                                     1,004            993

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.727
Accumulation Unit Value Ending                                                 $9.727         $10.032
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.579
Accumulation Unit Value Ending                                                $10.579         $10.813
Number of Units Outstanding at End of Year                                     1,020           1,019

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.130
Accumulation Unit Value Ending                                                $10.130         $10.091
Number of Units Outstanding at End of Year                                       55              0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.882
Accumulation Unit Value Ending                                                 $9.882          $9.929
Number of Units Outstanding at End of Year                                     1,092           1,109

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.840
Accumulation Unit Value Ending                                                $10.840         $12.588
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.537
Accumulation Unit Value Ending                                                $10.537         $11.089
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.223
Accumulation Unit Value Ending                                                $11.223         $11.655
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.395
Accumulation Unit Value Ending                                                $11.395         $12.539
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.209
Accumulation Unit Value Ending                                                $11.209         $12.053
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.245
Accumulation Unit Value Ending                                                $11.245         $12.192
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.906
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.238
Accumulation Unit Value Ending                                                $10.238         $10.381
Number of Units Outstanding at End of Year                                     2,108           2,122

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.781
Accumulation Unit Value Ending                                                $10.781         $10.912
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.335
Accumulation Unit Value Ending                                                $10.335         $10.703
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.563
Accumulation Unit Value Ending                                                $10.563         $10.538
Number of Units Outstanding at End of Year                                     1,075           1,101

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.384
Accumulation Unit Value Ending                                                $10.384         $10.580
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.720
Accumulation Unit Value Ending                                                $10.720         $11.215
Number of Units Outstanding at End of Year                                     1,007            982

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.862
Accumulation Unit Value Ending                                                 $9.862         $10.126
Number of Units Outstanding at End of Year                                     1,094           1,088

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.694
Accumulation Unit Value Ending                                                $10.694         $10.725
Number of Units Outstanding at End of Year                                     1,009           1,027

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.082
Accumulation Unit Value Ending                                                $11.082         $11.534
Number of Units Outstanding at End of Year                                      974             955

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.651
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.296
Accumulation Unit Value Ending                                                $11.296         $12.595
Number of Units Outstanding at End of Year                                     17,596          17,587

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.230
Accumulation Unit Value Ending                                                $11.230         $12.044
Number of Units Outstanding at End of Year                                       0               52

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.296
Accumulation Unit Value Ending                                                $10.296         $10.583
Number of Units Outstanding at End of Year                                     1,048           1,041

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.876
Accumulation Unit Value Ending                                                 $9.876          $9.922
Number of Units Outstanding at End of Year                                     1,093           1,110

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.508
Accumulation Unit Value Ending                                                $10.508         $10.487
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.197
Accumulation Unit Value Ending                                                $10.197         $10.212
Number of Units Outstanding at End of Year                                     1,114           1,136

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.739
Accumulation Unit Value Ending                                                $10.739         $10.785
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.136
Accumulation Unit Value Ending                                                $11.136         $10.393
Number of Units Outstanding at End of Year                                      969            1,060

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.511
Accumulation Unit Value Ending                                                $10.511         $11.684
Number of Units Outstanding at End of Year                                     1,027            943

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.403
Accumulation Unit Value Ending                                                $10.403         $10.743
Number of Units Outstanding at End of Year                                      112             117

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.014
Accumulation Unit Value Ending                                                $11.014         $11.165
Number of Units Outstanding at End of Year                                     17,644          17,654

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.835
Accumulation Unit Value Ending                                                 $9.835          $9.634
Number of Units Outstanding at End of Year                                     1,097           1,143

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.005
Accumulation Unit Value Ending                                                $12.005         $15.491
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.352
Accumulation Unit Value Ending                                                $12.352         $18.314
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.019
Accumulation Unit Value Ending                                                $11.019         $11.969
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.103
Accumulation Unit Value Ending                                                $10.103         $10.200
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.991
Accumulation Unit Value Ending                                                $10.991         $11.789
Number of Units Outstanding at End of Year                                      107             103

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.297
Accumulation Unit Value Ending                                                $10.297         $11.624
Number of Units Outstanding at End of Year                                       57              56

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.746
Accumulation Unit Value Ending                                                $12.746         $14.547
Number of Units Outstanding at End of Year                                     24,708          24,618









                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                           with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subaccount                                                                      2004            2005
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.641
Accumulation Unit Value Ending                                                $10.641         $10.950
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.203
Accumulation Unit Value Ending                                                $10.203         $10.813
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.200
Accumulation Unit Value Ending                                                $10.200         $10.561
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.882
Accumulation Unit Value Ending                                                $10.882         $11.394
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.005
Accumulation Unit Value Ending                                                $10.005         $10.910
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.120
Accumulation Unit Value Ending                                                $10.120         $11.276
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.525
Accumulation Unit Value Ending                                                $10.525         $11.253
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.118
Accumulation Unit Value Ending                                                $10.118         $10.249
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.279
Accumulation Unit Value Ending                                                $11.279         $12.842
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $11.062
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.714
Accumulation Unit Value Ending                                                 $9.714         $10.003
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.565
Accumulation Unit Value Ending                                                $10.565         $10.782
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.116
Accumulation Unit Value Ending                                                $10.116         $10.061
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.869
Accumulation Unit Value Ending                                                 $9.869          $9.900
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.825
Accumulation Unit Value Ending                                                $10.825         $12.551
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.522
Accumulation Unit Value Ending                                                $10.522         $11.057
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.207
Accumulation Unit Value Ending                                                $11.207         $11.621
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.379
Accumulation Unit Value Ending                                                $11.379         $12.502
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.193
Accumulation Unit Value Ending                                                $11.193         $12.018
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.229
Accumulation Unit Value Ending                                                $11.229         $12.156
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.895
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.224
Accumulation Unit Value Ending                                                $10.224         $10.351
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.766
Accumulation Unit Value Ending                                                $10.766         $10.881
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.320
Accumulation Unit Value Ending                                                $10.320         $10.672
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.549
Accumulation Unit Value Ending                                                $10.549         $10.507
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.370
Accumulation Unit Value Ending                                                $10.370         $10.549
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.705
Accumulation Unit Value Ending                                                $10.705         $11.183
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.848
Accumulation Unit Value Ending                                                 $9.848         $10.096
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.679
Accumulation Unit Value Ending                                                $10.679         $10.694
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.067
Accumulation Unit Value Ending                                                $11.067         $11.500
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.639
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.280
Accumulation Unit Value Ending                                                $11.280         $12.558
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.214
Accumulation Unit Value Ending                                                $11.214         $12.009
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.281
Accumulation Unit Value Ending                                                $10.281         $10.552
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.862
Accumulation Unit Value Ending                                                 $9.862          $9.893
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.494
Accumulation Unit Value Ending                                                $10.494         $10.456
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.183
Accumulation Unit Value Ending                                                $10.183         $10.182
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.728
Accumulation Unit Value Ending                                                $10.728         $10.758
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.120
Accumulation Unit Value Ending                                                $11.120         $10.362
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.496
Accumulation Unit Value Ending                                                $10.496         $11.650
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.388
Accumulation Unit Value Ending                                                $10.388         $10.711
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $10.999
Accumulation Unit Value Ending                                                $10.999         $11.132
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.821
Accumulation Unit Value Ending                                                 $9.821          $9.606
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $11.988
Accumulation Unit Value Ending                                                $11.988         $15.446
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.334
Accumulation Unit Value Ending                                                $12.334         $18.261
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.004
Accumulation Unit Value Ending                                                $11.004         $11.934
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.089
Accumulation Unit Value Ending                                                $10.089         $10.170
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.976
Accumulation Unit Value Ending                                                $10.976         $11.754
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.282
Accumulation Unit Value Ending                                                $10.282         $11.590
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.728
Accumulation Unit Value Ending                                                $12.728         $14.505
Number of Units Outstanding at End of Year                                       0               0








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                 with EBP (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.681
Accumulation Unit Value Ending                                                $10.681         $11.036
Number of Units Outstanding at End of Year                                     2,464           2,121

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.241
Accumulation Unit Value Ending                                                $10.241         $10.898
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.238
Accumulation Unit Value Ending                                                $10.238         $10.643
Number of Units Outstanding at End of Year                                      437              0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.923
Accumulation Unit Value Ending                                                $10.923         $11.483
Number of Units Outstanding at End of Year                                     1,178           1,143

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.042
Accumulation Unit Value Ending                                                $10.042         $10.995
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.158
Accumulation Unit Value Ending                                                $10.158         $11.364
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.564
Accumulation Unit Value Ending                                                $10.564         $11.341
Number of Units Outstanding at End of Year                                       0              137

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.155
Accumulation Unit Value Ending                                                $10.155         $10.329
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.321
Accumulation Unit Value Ending                                                $11.321         $12.942
Number of Units Outstanding at End of Year                                      717             718

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.775
Accumulation Unit Value Ending                                                $10.775         $11.149
Number of Units Outstanding at End of Year                                      625             210

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.750
Accumulation Unit Value Ending                                                 $9.750         $10.081
Number of Units Outstanding at End of Year                                      426             439

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.604
Accumulation Unit Value Ending                                                $10.604         $10.866
Number of Units Outstanding at End of Year                                     1,599           1,191

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.154
Accumulation Unit Value Ending                                                $10.154         $10.140
Number of Units Outstanding at End of Year                                     4,478           4,814

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.905
Accumulation Unit Value Ending                                                 $9.905          $9.977
Number of Units Outstanding at End of Year                                     4,000           3,554

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.866
Accumulation Unit Value Ending                                                $10.866         $12.649
Number of Units Outstanding at End of Year                                      851             931

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.561
Accumulation Unit Value Ending                                                $10.561         $11.143
Number of Units Outstanding at End of Year                                      735             709

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.249
Accumulation Unit Value Ending                                                $11.249         $11.712
Number of Units Outstanding at End of Year                                      373             387

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.422
Accumulation Unit Value Ending                                                $11.422         $12.600
Number of Units Outstanding at End of Year                                     1,508           1,508

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.235
Accumulation Unit Value Ending                                                $11.235         $12.112
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.271
Accumulation Unit Value Ending                                                $11.271         $12.251
Number of Units Outstanding at End of Year                                      372             366

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.925
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.262
Accumulation Unit Value Ending                                                $10.262         $10.432
Number of Units Outstanding at End of Year                                      436              0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.806
Accumulation Unit Value Ending                                                $10.806         $10.966
Number of Units Outstanding at End of Year                                     2,120           2,777

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.359
Accumulation Unit Value Ending                                                $10.359         $10.755
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.588
Accumulation Unit Value Ending                                                $10.588         $10.589
Number of Units Outstanding at End of Year                                      423              0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.408
Accumulation Unit Value Ending                                                $10.408         $10.632
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.745
Accumulation Unit Value Ending                                                $10.745         $11.270
Number of Units Outstanding at End of Year                                      417              0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.885
Accumulation Unit Value Ending                                                 $9.885         $10.175
Number of Units Outstanding at End of Year                                      541             109

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.719
Accumulation Unit Value Ending                                                $10.719         $10.778
Number of Units Outstanding at End of Year                                     1,911           1,493

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.108
Accumulation Unit Value Ending                                                $11.108         $11.590
Number of Units Outstanding at End of Year                                      781             385

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.671
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.322
Accumulation Unit Value Ending                                                $11.322         $12.656
Number of Units Outstanding at End of Year                                      588             707

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.256
Accumulation Unit Value Ending                                                $11.256         $12.103
Number of Units Outstanding at End of Year                                     1,226           1,245

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.319
Accumulation Unit Value Ending                                                $10.319         $10.634
Number of Units Outstanding at End of Year                                      434             301

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.899
Accumulation Unit Value Ending                                                 $9.899          $9.970
Number of Units Outstanding at End of Year                                      976             885

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.533
Accumulation Unit Value Ending                                                $10.533         $10.538
Number of Units Outstanding at End of Year                                      822            1,121

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.221
Accumulation Unit Value Ending                                                $10.221         $10.262
Number of Units Outstanding at End of Year                                     1,678           1,552

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.757
Accumulation Unit Value Ending                                                $10.757         $10.831
Number of Units Outstanding at End of Year                                      387             790

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.162
Accumulation Unit Value Ending                                                $11.162         $10.444
Number of Units Outstanding at End of Year                                      852             540

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.535
Accumulation Unit Value Ending                                                $10.535         $11.741
Number of Units Outstanding at End of Year                                      425              0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.427
Accumulation Unit Value Ending                                                $10.427         $10.795
Number of Units Outstanding at End of Year                                       0              391

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.039
Accumulation Unit Value Ending                                                $11.039         $11.219
Number of Units Outstanding at End of Year                                     1,913           1,637

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.858
Accumulation Unit Value Ending                                                 $9.858          $9.681
Number of Units Outstanding at End of Year                                      873             464

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.033
Accumulation Unit Value Ending                                                $12.033         $15.567
Number of Units Outstanding at End of Year                                      857            1,190

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.380
Accumulation Unit Value Ending                                                $12.380         $18.403
Number of Units Outstanding at End of Year                                       0              112

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.045
Accumulation Unit Value Ending                                                $11.045         $12.028
Number of Units Outstanding at End of Year                                      152             184

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.126
Accumulation Unit Value Ending                                                $10.126         $10.249
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.017
Accumulation Unit Value Ending                                                $11.017         $11.846
Number of Units Outstanding at End of Year                                      705             667

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.321
Accumulation Unit Value Ending                                                $10.321         $11.681
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.776
Accumulation Unit Value Ending                                                $12.776         $14.618
Number of Units Outstanding at End of Year                                      568            2,214








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.686
Accumulation Unit Value Ending                                                $10.686         $11.047
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.246
Accumulation Unit Value Ending                                                $10.246         $10.909
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.243
Accumulation Unit Value Ending                                                $10.243         $10.654
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.928
Accumulation Unit Value Ending                                                $10.928         $11.494
Number of Units Outstanding at End of Year                                     1,063           8,254

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.047
Accumulation Unit Value Ending                                                $10.047         $11.006
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.163
Accumulation Unit Value Ending                                                $10.163         $11.375
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.569
Accumulation Unit Value Ending                                                $10.569         $11.352
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.160
Accumulation Unit Value Ending                                                $10.160         $10.339
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.326
Accumulation Unit Value Ending                                                $11.326         $12.955
Number of Units Outstanding at End of Year                                       27             438

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.780
Accumulation Unit Value Ending                                                $10.780         $11.160
Number of Units Outstanding at End of Year                                     1,106           1,530

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.754
Accumulation Unit Value Ending                                                 $9.754         $10.091
Number of Units Outstanding at End of Year                                     1,191           1,159

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.609
Accumulation Unit Value Ending                                                $10.609         $10.877
Number of Units Outstanding at End of Year                                       24             420

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.159
Accumulation Unit Value Ending                                                $10.159         $10.150
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.910
Accumulation Unit Value Ending                                                 $9.910          $9.987
Number of Units Outstanding at End of Year                                     6,587           6,856

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.871
Accumulation Unit Value Ending                                                $10.871         $12.661
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.566
Accumulation Unit Value Ending                                                $10.566         $11.154
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.254
Accumulation Unit Value Ending                                                $11.254         $11.724
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.427
Accumulation Unit Value Ending                                                $11.427         $12.612
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.240
Accumulation Unit Value Ending                                                $11.240         $12.124
Number of Units Outstanding at End of Year                                     3,580           3,512

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.276
Accumulation Unit Value Ending                                                $11.276         $12.263
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.929
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.267
Accumulation Unit Value Ending                                                $10.267         $10.442
Number of Units Outstanding at End of Year                                     1,132           1,120

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.811
Accumulation Unit Value Ending                                                $10.811         $10.976
Number of Units Outstanding at End of Year                                     4,963           12,583

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.364
Accumulation Unit Value Ending                                                $10.364         $10.766
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.593
Accumulation Unit Value Ending                                                $10.593         $10.600
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.413
Accumulation Unit Value Ending                                                $10.413         $10.642
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.750
Accumulation Unit Value Ending                                                $10.750         $11.281
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.890
Accumulation Unit Value Ending                                                 $9.890         $10.185
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.724
Accumulation Unit Value Ending                                                $10.724         $10.788
Number of Units Outstanding at End of Year                                     1,083           1,084

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.113
Accumulation Unit Value Ending                                                $11.113         $11.602
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.675
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.327
Accumulation Unit Value Ending                                                $11.327         $12.669
Number of Units Outstanding at End of Year                                       0             7,200

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.261
Accumulation Unit Value Ending                                                $11.261         $12.115
Number of Units Outstanding at End of Year                                       0             7,310

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.324
Accumulation Unit Value Ending                                                $10.324         $10.645
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.904
Accumulation Unit Value Ending                                                 $9.904          $9.980
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.538
Accumulation Unit Value Ending                                                $10.538         $10.548
Number of Units Outstanding at End of Year                                     1,103           8,558

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.226
Accumulation Unit Value Ending                                                $10.226         $10.272
Number of Units Outstanding at End of Year                                     1,136           8,798

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.761
Accumulation Unit Value Ending                                                $10.761         $10.840
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.167
Accumulation Unit Value Ending                                                $11.167         $10.454
Number of Units Outstanding at End of Year                                     1,040           1,119

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.540
Accumulation Unit Value Ending                                                $10.540         $11.752
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.432
Accumulation Unit Value Ending                                                $10.432         $10.806
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.045
Accumulation Unit Value Ending                                                $11.045         $11.230
Number of Units Outstanding at End of Year                                     4,696           4,833

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.863
Accumulation Unit Value Ending                                                 $9.863          $9.690
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.039
Accumulation Unit Value Ending                                                $12.039         $15.582
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.386
Accumulation Unit Value Ending                                                $12.386         $18.421
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.050
Accumulation Unit Value Ending                                                $11.050         $12.039
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.131
Accumulation Unit Value Ending                                                $10.131         $10.259
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.022
Accumulation Unit Value Ending                                                $11.022         $11.858
Number of Units Outstanding at End of Year                                       0             21,406

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.325
Accumulation Unit Value Ending                                                $10.325         $11.692
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.782
Accumulation Unit Value Ending                                                $12.782         $14.633
Number of Units Outstanding at End of Year                                     6,297           12,186








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                       with EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.671
Accumulation Unit Value Ending                                                $10.671         $11.014
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.232
Accumulation Unit Value Ending                                                $10.232         $10.877
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.229
Accumulation Unit Value Ending                                                $10.229         $10.623
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.913
Accumulation Unit Value Ending                                                $10.913         $11.461
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.033
Accumulation Unit Value Ending                                                $10.033         $10.974
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.148
Accumulation Unit Value Ending                                                $10.148         $11.342
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.554
Accumulation Unit Value Ending                                                $10.554         $11.319
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.146
Accumulation Unit Value Ending                                                $10.146         $10.309
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.311
Accumulation Unit Value Ending                                                $11.311         $12.917
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.765
Accumulation Unit Value Ending                                                $10.765         $11.127
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.741
Accumulation Unit Value Ending                                                 $9.741         $10.062
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.594
Accumulation Unit Value Ending                                                $10.594         $10.845
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.145
Accumulation Unit Value Ending                                                $10.145         $10.120
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.896
Accumulation Unit Value Ending                                                 $9.896          $9.958
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.856
Accumulation Unit Value Ending                                                $10.856         $12.625
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.551
Accumulation Unit Value Ending                                                $10.551         $11.122
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.239
Accumulation Unit Value Ending                                                $11.239         $11.690
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.411
Accumulation Unit Value Ending                                                $11.411         $12.575
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.225
Accumulation Unit Value Ending                                                $11.225         $12.089
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.260
Accumulation Unit Value Ending                                                $11.260         $12.228
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.918
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.253
Accumulation Unit Value Ending                                                $10.253         $10.411
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.796
Accumulation Unit Value Ending                                                $10.796         $10.944
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.349
Accumulation Unit Value Ending                                                $10.349         $10.734
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.578
Accumulation Unit Value Ending                                                $10.578         $10.569
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.399
Accumulation Unit Value Ending                                                $10.399         $10.611
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $11.248
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.876
Accumulation Unit Value Ending                                                 $9.876         $10.155
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.709
Accumulation Unit Value Ending                                                $10.709         $10.757
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.097
Accumulation Unit Value Ending                                                $11.097         $11.568
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.663
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.312
Accumulation Unit Value Ending                                                $11.312         $12.632
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.245
Accumulation Unit Value Ending                                                $11.245         $12.079
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.310
Accumulation Unit Value Ending                                                $10.310         $10.614
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.890
Accumulation Unit Value Ending                                                 $9.890          $9.951
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.523
Accumulation Unit Value Ending                                                $10.523         $10.517
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.212
Accumulation Unit Value Ending                                                $10.212         $10.242
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.750
Accumulation Unit Value Ending                                                $10.750         $10.813
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.151
Accumulation Unit Value Ending                                                $11.151         $10.423
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.526
Accumulation Unit Value Ending                                                $10.526         $11.718
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.417
Accumulation Unit Value Ending                                                $10.417         $10.774
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.029
Accumulation Unit Value Ending                                                $11.029         $11.197
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.849
Accumulation Unit Value Ending                                                 $9.849          $9.662
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.022
Accumulation Unit Value Ending                                                $12.022         $15.536
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.369
Accumulation Unit Value Ending                                                $12.369         $18.368
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.035
Accumulation Unit Value Ending                                                $11.035         $12.004
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.117
Accumulation Unit Value Ending                                                $10.117         $10.229
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.006
Accumulation Unit Value Ending                                                $11.006         $11.823
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.311
Accumulation Unit Value Ending                                                $10.311         $11.658
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.764
Accumulation Unit Value Ending                                                $12.764         $14.590
Number of Units Outstanding at End of Year                                       0               0









                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                        with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.636
Accumulation Unit Value Ending                                                $10.636         $10.939
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.198
Accumulation Unit Value Ending                                                $10.198         $10.803
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.196
Accumulation Unit Value Ending                                                $10.196         $10.550
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.877
Accumulation Unit Value Ending                                                $10.877         $11.383
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.000
Accumulation Unit Value Ending                                                $10.000         $10.899
Number of Units Outstanding at End of Year                                      286             335

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.115
Accumulation Unit Value Ending                                                $10.115         $11.265
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.520
Accumulation Unit Value Ending                                                $10.520         $11.242
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.113
Accumulation Unit Value Ending                                                $10.113         $10.239
Number of Units Outstanding at End of Year                                     1,088           1,170

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.274
Accumulation Unit Value Ending                                                $11.274         $12.829
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.730
Accumulation Unit Value Ending                                                $10.730         $11.051
Number of Units Outstanding at End of Year                                     1,085           1,163

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.709
Accumulation Unit Value Ending                                                 $9.709          $9.993
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.560
Accumulation Unit Value Ending                                                $10.560         $10.771
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.112
Accumulation Unit Value Ending                                                $10.112         $10.051
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.864
Accumulation Unit Value Ending                                                 $9.864          $9.890
Number of Units Outstanding at End of Year                                      290             370

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.820
Accumulation Unit Value Ending                                                $10.820         $12.539
Number of Units Outstanding at End of Year                                      699             757

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.517
Accumulation Unit Value Ending                                                $10.517         $11.046
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.202
Accumulation Unit Value Ending                                                $11.202         $11.610
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.374
Accumulation Unit Value Ending                                                $11.374         $12.490
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.188
Accumulation Unit Value Ending                                                $11.188         $12.007
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.224
Accumulation Unit Value Ending                                                $11.224         $12.144
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.891
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.219
Accumulation Unit Value Ending                                                $10.219         $10.341
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.761
Accumulation Unit Value Ending                                                $10.761         $10.870
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.315
Accumulation Unit Value Ending                                                $10.315         $10.661
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.544
Accumulation Unit Value Ending                                                $10.544         $10.497
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.365
Accumulation Unit Value Ending                                                $10.365         $10.539
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.700
Accumulation Unit Value Ending                                                $10.700         $11.172
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.844
Accumulation Unit Value Ending                                                 $9.844         $10.086
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.674
Accumulation Unit Value Ending                                                $10.674         $10.684
Number of Units Outstanding at End of Year                                     1,759           2,021

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.061
Accumulation Unit Value Ending                                                $11.061         $11.489
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.635
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.275
Accumulation Unit Value Ending                                                $11.275         $12.546
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.209
Accumulation Unit Value Ending                                                $11.209         $11.997
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.276
Accumulation Unit Value Ending                                                $10.276         $10.541
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.858
Accumulation Unit Value Ending                                                 $9.858          $9.883
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.489
Accumulation Unit Value Ending                                                $10.489         $10.446
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.178
Accumulation Unit Value Ending                                                $10.178         $10.172
Number of Units Outstanding at End of Year                                     1,215           1,419

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.724
Accumulation Unit Value Ending                                                $10.724         $10.749
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.115
Accumulation Unit Value Ending                                                $11.115         $10.352
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.491
Accumulation Unit Value Ending                                                $10.491         $11.638
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.383
Accumulation Unit Value Ending                                                $10.383         $10.701
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $10.993
Accumulation Unit Value Ending                                                $10.993         $11.121
Number of Units Outstanding at End of Year                                      651             822

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.817
Accumulation Unit Value Ending                                                 $9.817          $9.596
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $11.983
Accumulation Unit Value Ending                                                $11.983         $15.431
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.329
Accumulation Unit Value Ending                                                $12.329         $18.243
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.999
Accumulation Unit Value Ending                                                $10.999         $11.923
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.084
Accumulation Unit Value Ending                                                $10.084         $10.160
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.971
Accumulation Unit Value Ending                                                $10.971         $11.743
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.278
Accumulation Unit Value Ending                                                $10.278         $11.579
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.722
Accumulation Unit Value Ending                                                $12.722         $14.491
Number of Units Outstanding at End of Year                                       0               0








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                              with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.661
Accumulation Unit Value Ending                                                $10.661         $10.993
Number of Units Outstanding at End of Year                                      681             795

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.222
Accumulation Unit Value Ending                                                $10.222         $10.856
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.219
Accumulation Unit Value Ending                                                $10.219         $10.602
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.902
Accumulation Unit Value Ending                                                $10.902         $11.438
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.023
Accumulation Unit Value Ending                                                $10.023         $10.952
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.139
Accumulation Unit Value Ending                                                $10.139         $11.320
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.544
Accumulation Unit Value Ending                                                $10.544         $11.297
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.137
Accumulation Unit Value Ending                                                $10.137         $10.289
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.300
Accumulation Unit Value Ending                                                $11.300         $12.892
Number of Units Outstanding at End of Year                                       0               87

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.755
Accumulation Unit Value Ending                                                $10.755         $11.105
Number of Units Outstanding at End of Year                                     1,413           1,537

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.732
Accumulation Unit Value Ending                                                 $9.732         $10.042
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.584
Accumulation Unit Value Ending                                                $10.584         $10.824
Number of Units Outstanding at End of Year                                       0              102

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.135
Accumulation Unit Value Ending                                                $10.135         $10.101
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.887
Accumulation Unit Value Ending                                                 $9.887          $9.939
Number of Units Outstanding at End of Year                                     4,007           4,182

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.845
Accumulation Unit Value Ending                                                $10.845         $12.600
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.542
Accumulation Unit Value Ending                                                $10.542         $11.100
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.228
Accumulation Unit Value Ending                                                $11.228         $11.667
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.401
Accumulation Unit Value Ending                                                $11.401         $12.551
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.214
Accumulation Unit Value Ending                                                $11.214         $12.065
Number of Units Outstanding at End of Year                                      647             631

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.250
Accumulation Unit Value Ending                                                $11.250         $12.204
Number of Units Outstanding at End of Year                                      645             624

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.910
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.243
Accumulation Unit Value Ending                                                $10.243         $10.391
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.786
Accumulation Unit Value Ending                                                $10.786         $10.923
Number of Units Outstanding at End of Year                                     1,226           1,273

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.339
Accumulation Unit Value Ending                                                $10.339         $10.713
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.568
Accumulation Unit Value Ending                                                $10.568         $10.548
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.389
Accumulation Unit Value Ending                                                $10.389         $10.591
Number of Units Outstanding at End of Year                                       0              105

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.725
Accumulation Unit Value Ending                                                $10.725         $11.226
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.867
Accumulation Unit Value Ending                                                 $9.867         $10.136
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.699
Accumulation Unit Value Ending                                                $10.699         $10.736
Number of Units Outstanding at End of Year                                       0              623

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.087
Accumulation Unit Value Ending                                                $11.087         $11.545
Number of Units Outstanding at End of Year                                       0               96

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.655
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.301
Accumulation Unit Value Ending                                                $11.301         $12.607
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.235
Accumulation Unit Value Ending                                                $11.235         $12.056
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.300
Accumulation Unit Value Ending                                                $10.300         $10.593
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.881
Accumulation Unit Value Ending                                                 $9.881          $9.931
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.513
Accumulation Unit Value Ending                                                $10.513         $10.497
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.202
Accumulation Unit Value Ending                                                $10.202         $10.222
Number of Units Outstanding at End of Year                                     2,846           3,088

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.742
Accumulation Unit Value Ending                                                $10.742         $10.794
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.141
Accumulation Unit Value Ending                                                $11.141         $10.403
Number of Units Outstanding at End of Year                                      652             732

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.516
Accumulation Unit Value Ending                                                $10.516         $11.695
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.408
Accumulation Unit Value Ending                                                $10.408         $10.753
Number of Units Outstanding at End of Year                                       0              103

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.019
Accumulation Unit Value Ending                                                $11.019         $11.176
Number of Units Outstanding at End of Year                                      659             880

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.840
Accumulation Unit Value Ending                                                 $9.840          $9.643
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.011
Accumulation Unit Value Ending                                                $12.011         $15.506
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.357
Accumulation Unit Value Ending                                                $12.357         $18.332
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.025
Accumulation Unit Value Ending                                                $11.025         $11.981
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.108
Accumulation Unit Value Ending                                                $10.108         $10.210
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.996
Accumulation Unit Value Ending                                                $10.996         $11.800
Number of Units Outstanding at End of Year                                      721            1,084

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.302
Accumulation Unit Value Ending                                                $10.302         $11.635
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.752
Accumulation Unit Value Ending                                                $12.752         $14.562
Number of Units Outstanding at End of Year                                     4,453           4,090







                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.666
Accumulation Unit Value Ending                                                $10.666         $11.004
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.227
Accumulation Unit Value Ending                                                $10.227         $10.866
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.224
Accumulation Unit Value Ending                                                $10.224         $10.612
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.908
Accumulation Unit Value Ending                                                $10.908         $11.449
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.028
Accumulation Unit Value Ending                                                $10.028         $10.963
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.144
Accumulation Unit Value Ending                                                $10.144         $11.331
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.549
Accumulation Unit Value Ending                                                $10.549         $11.308
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.141
Accumulation Unit Value Ending                                                $10.141         $10.299
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.305
Accumulation Unit Value Ending                                                $11.305         $12.905
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.760
Accumulation Unit Value Ending                                                $10.760         $11.116
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.736
Accumulation Unit Value Ending                                                 $9.736         $10.052
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.589
Accumulation Unit Value Ending                                                $10.589         $10.834
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.140
Accumulation Unit Value Ending                                                $10.140         $10.110
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.892
Accumulation Unit Value Ending                                                 $9.892          $9.948
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.850
Accumulation Unit Value Ending                                                $10.850         $12.612
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.546
Accumulation Unit Value Ending                                                $10.546         $11.111
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.233
Accumulation Unit Value Ending                                                $11.233         $11.678
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.406
Accumulation Unit Value Ending                                                $11.406         $12.563
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.219
Accumulation Unit Value Ending                                                $11.219         $12.077
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.255
Accumulation Unit Value Ending                                                $11.255         $12.216
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.914
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.248
Accumulation Unit Value Ending                                                $10.248         $10.401
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.791
Accumulation Unit Value Ending                                                $10.791         $10.934
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.344
Accumulation Unit Value Ending                                                $10.344         $10.724
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.573
Accumulation Unit Value Ending                                                $10.573         $10.559
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.394
Accumulation Unit Value Ending                                                $10.394         $10.601
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.730
Accumulation Unit Value Ending                                                $10.730         $11.237
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.871
Accumulation Unit Value Ending                                                 $9.871         $10.146
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.704
Accumulation Unit Value Ending                                                $10.704         $10.746
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.092
Accumulation Unit Value Ending                                                $11.092         $11.556
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.659
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.306
Accumulation Unit Value Ending                                                $11.306         $12.620
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.240
Accumulation Unit Value Ending                                                $11.240         $12.068
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.305
Accumulation Unit Value Ending                                                $10.305         $10.603
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.885
Accumulation Unit Value Ending                                                 $9.885          $9.941
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.518
Accumulation Unit Value Ending                                                $10.518         $10.507
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.207
Accumulation Unit Value Ending                                                $10.207         $10.232
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.746
Accumulation Unit Value Ending                                                $10.746         $10.804
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.146
Accumulation Unit Value Ending                                                $11.146         $10.413
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.521
Accumulation Unit Value Ending                                                $10.521         $11.707
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.412
Accumulation Unit Value Ending                                                $10.412         $10.764
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.024
Accumulation Unit Value Ending                                                $11.024         $11.186
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.844
Accumulation Unit Value Ending                                                 $9.844          $9.653
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.016
Accumulation Unit Value Ending                                                $12.016         $15.521
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.363
Accumulation Unit Value Ending                                                $12.363         $18.350
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.030
Accumulation Unit Value Ending                                                $11.030         $11.993
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.112
Accumulation Unit Value Ending                                                $10.112         $10.220
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.001
Accumulation Unit Value Ending                                                $11.001         $11.812
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.306
Accumulation Unit Value Ending                                                $10.306         $11.647
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.758
Accumulation Unit Value Ending                                                $12.758         $14.576
Number of Units Outstanding at End of Year                                       0               0









                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.651
Accumulation Unit Value Ending                                                $10.651         $10.972
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.213
Accumulation Unit Value Ending                                                $10.213         $10.834
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.210
Accumulation Unit Value Ending                                                $10.210         $10.581
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.892
Accumulation Unit Value Ending                                                $10.892         $11.416
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.014
Accumulation Unit Value Ending                                                $10.014         $10.931
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.130
Accumulation Unit Value Ending                                                $10.130         $11.298
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.535
Accumulation Unit Value Ending                                                $10.535         $11.275
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.127
Accumulation Unit Value Ending                                                $10.127         $10.269
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.290
Accumulation Unit Value Ending                                                $11.290         $12.867
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.745
Accumulation Unit Value Ending                                                $10.745         $11.084
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.723
Accumulation Unit Value Ending                                                 $9.723         $10.022
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.575
Accumulation Unit Value Ending                                                $10.575         $10.803
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.126
Accumulation Unit Value Ending                                                $10.126         $10.081
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.878
Accumulation Unit Value Ending                                                 $9.878          $9.919
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.835
Accumulation Unit Value Ending                                                $10.835         $12.575
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.532
Accumulation Unit Value Ending                                                $10.532         $11.079
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.218
Accumulation Unit Value Ending                                                $11.218         $11.644
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.390
Accumulation Unit Value Ending                                                $11.390         $12.526
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.204
Accumulation Unit Value Ending                                                $11.204         $12.042
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.239
Accumulation Unit Value Ending                                                $11.239         $12.180
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.903
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.234
Accumulation Unit Value Ending                                                $10.234         $10.371
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.776
Accumulation Unit Value Ending                                                $10.776         $10.902
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.330
Accumulation Unit Value Ending                                                $10.330         $10.692
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.558
Accumulation Unit Value Ending                                                $10.558         $10.528
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.379
Accumulation Unit Value Ending                                                $10.379         $10.570
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.715
Accumulation Unit Value Ending                                                $10.715         $11.205
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.857
Accumulation Unit Value Ending                                                 $9.857         $10.116
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.689
Accumulation Unit Value Ending                                                $10.689         $10.715
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.077
Accumulation Unit Value Ending                                                $11.077         $11.523
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.647
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.291
Accumulation Unit Value Ending                                                $11.291         $12.583
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.224
Accumulation Unit Value Ending                                                $11.224         $12.032
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.291
Accumulation Unit Value Ending                                                $10.291         $10.572
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.872
Accumulation Unit Value Ending                                                 $9.872          $9.912
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.503
Accumulation Unit Value Ending                                                $10.503         $10.476
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.193
Accumulation Unit Value Ending                                                $10.193         $10.202
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $10.776
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.130
Accumulation Unit Value Ending                                                $11.130         $10.383
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.506
Accumulation Unit Value Ending                                                $10.506         $11.673
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.398
Accumulation Unit Value Ending                                                $10.398         $10.732
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.009
Accumulation Unit Value Ending                                                $11.009         $11.154
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.830
Accumulation Unit Value Ending                                                 $9.830          $9.625
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.000
Accumulation Unit Value Ending                                                $12.000         $15.476
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.346
Accumulation Unit Value Ending                                                $12.346         $18.296
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.014
Accumulation Unit Value Ending                                                $11.014         $11.958
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.098
Accumulation Unit Value Ending                                                $10.098         $10.190
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.986
Accumulation Unit Value Ending                                                $10.986         $11.777
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.292
Accumulation Unit Value Ending                                                $10.292         $11.613
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.740
Accumulation Unit Value Ending                                                $12.740         $14.533
Number of Units Outstanding at End of Year                                       0               0








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Elite
                                          with MAV (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.691
Accumulation Unit Value Ending                                                $10.691         $11.057
Number of Units Outstanding at End of Year                                       0              151

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.251
Accumulation Unit Value Ending                                                $10.251         $10.919
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.248
Accumulation Unit Value Ending                                                $10.248         $10.664
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.933
Accumulation Unit Value Ending                                                $10.933         $11.505
Number of Units Outstanding at End of Year                                       0              399

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.051
Accumulation Unit Value Ending                                                $10.051         $11.016
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.167
Accumulation Unit Value Ending                                                $10.167         $11.387
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.574
Accumulation Unit Value Ending                                                $10.574         $11.363
Number of Units Outstanding at End of Year                                      687             684

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.165
Accumulation Unit Value Ending                                                $10.165         $10.349
Number of Units Outstanding at End of Year                                     3,190           3,243

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.332
Accumulation Unit Value Ending                                                $11.332         $12.968
Number of Units Outstanding at End of Year                                     6,549           20,860

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.785
Accumulation Unit Value Ending                                                $10.785         $11.170
Number of Units Outstanding at End of Year                                     11,943          11,713

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.759
Accumulation Unit Value Ending                                                 $9.759         $10.101
Number of Units Outstanding at End of Year                                      750            1,068

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.614
Accumulation Unit Value Ending                                                $10.614         $10.887
Number of Units Outstanding at End of Year                                     9,000           27,295

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.163
Accumulation Unit Value Ending                                                $10.163         $10.160
Number of Units Outstanding at End of Year                                      849            7,157

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.915
Accumulation Unit Value Ending                                                 $9.915          $9.997
Number of Units Outstanding at End of Year                                     7,160           13,959

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.876
Accumulation Unit Value Ending                                                $10.876         $12.674
Number of Units Outstanding at End of Year                                      793            3,879

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.571
Accumulation Unit Value Ending                                                $10.571         $11.165
Number of Units Outstanding at End of Year                                      541            3,565

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.259
Accumulation Unit Value Ending                                                $11.259         $11.735
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.432
Accumulation Unit Value Ending                                                $11.432         $12.624
Number of Units Outstanding at End of Year                                      750            3,195

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.245
Accumulation Unit Value Ending                                                $11.245         $12.136
Number of Units Outstanding at End of Year                                     7,782           10,611

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.281
Accumulation Unit Value Ending                                                $11.281         $12.275
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.933
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.272
Accumulation Unit Value Ending                                                $10.272         $10.452
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.816
Accumulation Unit Value Ending                                                $10.816         $10.987
Number of Units Outstanding at End of Year                                     1,188           3,255

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.368
Accumulation Unit Value Ending                                                $10.368         $10.776
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.598
Accumulation Unit Value Ending                                                $10.598         $10.610
Number of Units Outstanding at End of Year                                      813            1,132

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.418
Accumulation Unit Value Ending                                                $10.418         $10.653
Number of Units Outstanding at End of Year                                       0             6,161

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.755
Accumulation Unit Value Ending                                                $10.755         $11.292
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.894
Accumulation Unit Value Ending                                                 $9.894         $10.195
Number of Units Outstanding at End of Year                                      565             624

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.729
Accumulation Unit Value Ending                                                $10.729         $10.799
Number of Units Outstanding at End of Year                                      336            2,123

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.118
Accumulation Unit Value Ending                                                $11.118         $11.613
Number of Units Outstanding at End of Year                                       0             2,441

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.679
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.333
Accumulation Unit Value Ending                                                $11.333         $12.681
Number of Units Outstanding at End of Year                                     6,620           6,064

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.266
Accumulation Unit Value Ending                                                $11.266         $12.127
Number of Units Outstanding at End of Year                                      238            3,151

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.329
Accumulation Unit Value Ending                                                $10.329         $10.655
Number of Units Outstanding at End of Year                                     1,081           5,386

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.908
Accumulation Unit Value Ending                                                 $9.908          $9.989
Number of Units Outstanding at End of Year                                       0             16,192

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.542
Accumulation Unit Value Ending                                                $10.542         $10.558
Number of Units Outstanding at End of Year                                     8,341           12,915

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.231
Accumulation Unit Value Ending                                                $10.231         $10.282
Number of Units Outstanding at End of Year                                      869            7,925

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.765
Accumulation Unit Value Ending                                                $10.765         $10.850
Number of Units Outstanding at End of Year                                     4,912           4,465

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.172
Accumulation Unit Value Ending                                                $11.172         $10.464
Number of Units Outstanding at End of Year                                       0               40

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.545
Accumulation Unit Value Ending                                                $10.545         $11.764
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.437
Accumulation Unit Value Ending                                                $10.437         $10.816
Number of Units Outstanding at End of Year                                       0             6,263

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.050
Accumulation Unit Value Ending                                                $11.050         $11.241
Number of Units Outstanding at End of Year                                     4,986           12,557

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.867
Accumulation Unit Value Ending                                                 $9.867          $9.700
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.044
Accumulation Unit Value Ending                                                $12.044         $15.597
Number of Units Outstanding at End of Year                                      113            1,306

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.392
Accumulation Unit Value Ending                                                $12.392         $18.439
Number of Units Outstanding at End of Year                                       0             3,598

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.055
Accumulation Unit Value Ending                                                $11.055         $12.051
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.136
Accumulation Unit Value Ending                                                $10.136         $10.269
Number of Units Outstanding at End of Year                                       0             6,793

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.027
Accumulation Unit Value Ending                                                $11.027         $11.869
Number of Units Outstanding at End of Year                                      372            5,952

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.330
Accumulation Unit Value Ending                                                $10.330         $11.703
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.788
Accumulation Unit Value Ending                                                $12.788         $14.647
Number of Units Outstanding at End of Year                                     5,458           7,963








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.701
Accumulation Unit Value Ending                                                $10.701         $11.079
Number of Units Outstanding at End of Year                                     6,486           9,229

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.260
Accumulation Unit Value Ending                                                $10.260         $10.940
Number of Units Outstanding at End of Year                                     1,197           1,360

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.257
Accumulation Unit Value Ending                                                $10.257         $10.685
Number of Units Outstanding at End of Year                                     3,203           1,296

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.943
Accumulation Unit Value Ending                                                $10.943         $11.528
Number of Units Outstanding at End of Year                                     6,517           7,014

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.061
Accumulation Unit Value Ending                                                $10.061         $11.038
Number of Units Outstanding at End of Year                                     1,773           6,527

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.177
Accumulation Unit Value Ending                                                $10.177         $11.409
Number of Units Outstanding at End of Year                                     1,279           2,952

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.584
Accumulation Unit Value Ending                                                $10.584         $11.385
Number of Units Outstanding at End of Year                                      794             993

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.174
Accumulation Unit Value Ending                                                $10.174         $10.369
Number of Units Outstanding at End of Year                                     2,367           17,676

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.342
Accumulation Unit Value Ending                                                $11.342         $12.993
Number of Units Outstanding at End of Year                                     3,744           26,092

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.795
Accumulation Unit Value Ending                                                $10.795         $11.192
Number of Units Outstanding at End of Year                                     6,746           16,747

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.768
Accumulation Unit Value Ending                                                 $9.768         $10.120
Number of Units Outstanding at End of Year                                     6,417           10,084

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.624
Accumulation Unit Value Ending                                                $10.624         $10.908
Number of Units Outstanding at End of Year                                     17,939          38,938

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.173
Accumulation Unit Value Ending                                                $10.173         $10.180
Number of Units Outstanding at End of Year                                     4,364           25,575

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.924
Accumulation Unit Value Ending                                                 $9.924         $10.016
Number of Units Outstanding at End of Year                                     10,961          29,651

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.886
Accumulation Unit Value Ending                                                $10.886         $12.698
Number of Units Outstanding at End of Year                                     2,761           8,867

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.581
Accumulation Unit Value Ending                                                $10.581         $11.187
Number of Units Outstanding at End of Year                                      226            1,564

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.270
Accumulation Unit Value Ending                                                $11.270         $11.758
Number of Units Outstanding at End of Year                                      588            2,793

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.443
Accumulation Unit Value Ending                                                $11.443         $12.649
Number of Units Outstanding at End of Year                                      726            2,299

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.256
Accumulation Unit Value Ending                                                $11.256         $12.159
Number of Units Outstanding at End of Year                                     4,248           12,005

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.292
Accumulation Unit Value Ending                                                $11.292         $12.299
Number of Units Outstanding at End of Year                                      582             883

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.940
Number of Units Outstanding at End of Year                                       --             133

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.281
Accumulation Unit Value Ending                                                $10.281         $10.472
Number of Units Outstanding at End of Year                                      672             743

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.826
Accumulation Unit Value Ending                                                $10.826         $11.008
Number of Units Outstanding at End of Year                                     4,418           10,817

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.378
Accumulation Unit Value Ending                                                $10.378         $10.797
Number of Units Outstanding at End of Year                                     1,698           2,119

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.608
Accumulation Unit Value Ending                                                $10.608         $10.631
Number of Units Outstanding at End of Year                                     3,628           5,899

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.428
Accumulation Unit Value Ending                                                $10.428         $10.673
Number of Units Outstanding at End of Year                                     1,326           4,431

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.765
Accumulation Unit Value Ending                                                $10.765         $11.314
Number of Units Outstanding at End of Year                                       0             1,101

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.903
Accumulation Unit Value Ending                                                 $9.903         $10.215
Number of Units Outstanding at End of Year                                      555            2,106

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.739
Accumulation Unit Value Ending                                                $10.739         $10.820
Number of Units Outstanding at End of Year                                     6,605           15,628

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.128
Accumulation Unit Value Ending                                                $11.128         $11.635
Number of Units Outstanding at End of Year                                      893            2,395

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.687
Number of Units Outstanding at End of Year                                       --            2,810

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.343
Accumulation Unit Value Ending                                                $11.343         $12.706
Number of Units Outstanding at End of Year                                     1,344           5,276

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.277
Accumulation Unit Value Ending                                                $11.277         $12.150
Number of Units Outstanding at End of Year                                     2,470           6,014

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.339
Accumulation Unit Value Ending                                                $10.339         $10.676
Number of Units Outstanding at End of Year                                     3,362           5,189

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.918
Accumulation Unit Value Ending                                                 $9.918         $10.009
Number of Units Outstanding at End of Year                                     12,301          24,188

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.552
Accumulation Unit Value Ending                                                $10.552         $10.579
Number of Units Outstanding at End of Year                                     4,173           14,189

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.240
Accumulation Unit Value Ending                                                $10.240         $10.302
Number of Units Outstanding at End of Year                                     14,526          25,460

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.772
Accumulation Unit Value Ending                                                $10.772         $10.868
Number of Units Outstanding at End of Year                                      746            1,026

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.182
Accumulation Unit Value Ending                                                $11.182         $10.484
Number of Units Outstanding at End of Year                                     3,590           5,605

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.555
Accumulation Unit Value Ending                                                $10.555         $11.787
Number of Units Outstanding at End of Year                                      604            5,525

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.446
Accumulation Unit Value Ending                                                $10.446         $10.837
Number of Units Outstanding at End of Year                                     3,115           9,211

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.060
Accumulation Unit Value Ending                                                $11.060         $11.263
Number of Units Outstanding at End of Year                                     10,015          22,659

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.876
Accumulation Unit Value Ending                                                 $9.876          $9.719
Number of Units Outstanding at End of Year                                     1,749           8,406

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.055
Accumulation Unit Value Ending                                                $12.055         $15.627
Number of Units Outstanding at End of Year                                       0              998

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.403
Accumulation Unit Value Ending                                                $12.403         $18.475
Number of Units Outstanding at End of Year                                     1,041           46,948

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.066
Accumulation Unit Value Ending                                                $11.066         $12.075
Number of Units Outstanding at End of Year                                     1,328           2,104

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.145
Accumulation Unit Value Ending                                                $10.145         $10.289
Number of Units Outstanding at End of Year                                     2,468           4,725

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.037
Accumulation Unit Value Ending                                                $11.037         $11.892
Number of Units Outstanding at End of Year                                     4,249           8,218

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.340
Accumulation Unit Value Ending                                                $10.340         $11.726
Number of Units Outstanding at End of Year                                      582             812

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.799
Accumulation Unit Value Ending                                                $12.799         $14.675
Number of Units Outstanding at End of Year                                     16,676          26,236








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                       with EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                     Year ending
                                                                                     December 31,
Subaccount                                                                       2004           2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.686
Accumulation Unit Value Ending                                                  $10.686        $11.047
Number of Units Outstanding at End of Year                                       1,472            0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.246
Accumulation Unit Value Ending                                                  $10.246        $10.909
Number of Units Outstanding at End of Year                                         0              0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                 --             --
Accumulation Unit Value Ending                                                    --             --
Number of Units Outstanding at End of Year                                        --             --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.243
Accumulation Unit Value Ending                                                  $10.243        $10.654
Number of Units Outstanding at End of Year                                         0              0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.928
Accumulation Unit Value Ending                                                  $10.928        $11.494
Number of Units Outstanding at End of Year                                        209            208

Alger American Growth - Class S
Accumulation Unit Value Beginning                                               $10.000        $10.047
Accumulation Unit Value Ending                                                  $10.047        $11.006
Number of Units Outstanding at End of Year                                         0              0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                               $10.000        $10.163
Accumulation Unit Value Ending                                                  $10.163        $11.375
Number of Units Outstanding at End of Year                                         0              0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                               $10.000        $10.569
Accumulation Unit Value Ending                                                  $10.569        $11.352
Number of Units Outstanding at End of Year                                         0              0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.160
Accumulation Unit Value Ending                                                  $10.160        $10.339
Number of Units Outstanding at End of Year                                         0            1,906

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $11.326
Accumulation Unit Value Ending                                                  $11.326        $12.955
Number of Units Outstanding at End of Year                                        156            156

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.780
Accumulation Unit Value Ending                                                  $10.780        $11.160
Number of Units Outstanding at End of Year                                         0            6,054

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $9.754
Accumulation Unit Value Ending                                                  $9.754         $10.091
Number of Units Outstanding at End of Year                                         0              0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.609
Accumulation Unit Value Ending                                                  $10.609        $10.877
Number of Units Outstanding at End of Year                                       1,760          3,695

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.159
Accumulation Unit Value Ending                                                  $10.159        $10.150
Number of Units Outstanding at End of Year                                       5,373         11,047

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $9.910
Accumulation Unit Value Ending                                                  $9.910         $9.987
Number of Units Outstanding at End of Year                                         0           12,403

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.871
Accumulation Unit Value Ending                                                  $10.871        $12.661
Number of Units Outstanding at End of Year                                        912            329

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                               $10.000        $10.566
Accumulation Unit Value Ending                                                  $10.566        $11.154
Number of Units Outstanding at End of Year                                         0            1,767

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.254
Accumulation Unit Value Ending                                                  $11.254        $11.724
Number of Units Outstanding at End of Year                                         0              0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.427
Accumulation Unit Value Ending                                                  $11.427        $12.612
Number of Units Outstanding at End of Year                                         0              0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.240
Accumulation Unit Value Ending                                                  $11.240        $12.124
Number of Units Outstanding at End of Year                                         0            1,625

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                               $10.000        $11.276
Accumulation Unit Value Ending                                                  $11.276        $12.263
Number of Units Outstanding at End of Year                                        214            213

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                 --           $10.000
Accumulation Unit Value Ending                                                    --           $10.929
Number of Units Outstanding at End of Year                                        --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                               $10.000        $10.267
Accumulation Unit Value Ending                                                  $10.267        $10.442
Number of Units Outstanding at End of Year                                         0              0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                               $10.000        $10.811
Accumulation Unit Value Ending                                                  $10.811        $10.976
Number of Units Outstanding at End of Year                                       3,242          6,493

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                               $10.000        $10.364
Accumulation Unit Value Ending                                                  $10.364        $10.766
Number of Units Outstanding at End of Year                                       1,625          1,625

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.593
Accumulation Unit Value Ending                                                  $10.593        $10.600
Number of Units Outstanding at End of Year                                         0              0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.413
Accumulation Unit Value Ending                                                  $10.413        $10.642
Number of Units Outstanding at End of Year                                         0             254

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.750
Accumulation Unit Value Ending                                                  $10.750        $11.281
Number of Units Outstanding at End of Year                                         0              0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $9.890
Accumulation Unit Value Ending                                                  $9.890         $10.185
Number of Units Outstanding at End of Year                                         0              0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.724
Accumulation Unit Value Ending                                                  $10.724        $10.788
Number of Units Outstanding at End of Year                                         0            1,827

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $11.113
Accumulation Unit Value Ending                                                  $11.113        $11.602
Number of Units Outstanding at End of Year                                         0              0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                 --           $10.000
Accumulation Unit Value Ending                                                    --           $11.675
Number of Units Outstanding at End of Year                                        --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.327
Accumulation Unit Value Ending                                                  $11.327        $12.669
Number of Units Outstanding at End of Year                                        555             0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.261
Accumulation Unit Value Ending                                                  $11.261        $12.115
Number of Units Outstanding at End of Year                                       1,606          1,606

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $10.324
Accumulation Unit Value Ending                                                  $10.324        $10.645
Number of Units Outstanding at End of Year                                         0             244

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $9.904
Accumulation Unit Value Ending                                                  $9.904         $9.980
Number of Units Outstanding at End of Year                                         0              0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $10.538
Accumulation Unit Value Ending                                                  $10.538        $10.548
Number of Units Outstanding at End of Year                                       2,088          2,332

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $10.226
Accumulation Unit Value Ending                                                  $10.226        $10.272
Number of Units Outstanding at End of Year                                       5,528         13,752

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                               $10.000        $10.761
Accumulation Unit Value Ending                                                  $10.761        $10.840
Number of Units Outstanding at End of Year                                         0             246

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                               $10.000        $11.167
Accumulation Unit Value Ending                                                  $11.167        $10.454
Number of Units Outstanding at End of Year                                       1,052          1,052

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                               $10.000        $10.540
Accumulation Unit Value Ending                                                  $10.540        $11.752
Number of Units Outstanding at End of Year                                         0              0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                               $10.000        $10.432
Accumulation Unit Value Ending                                                  $10.432        $10.806
Number of Units Outstanding at End of Year                                       3,241          3,495

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                               $10.000        $11.045
Accumulation Unit Value Ending                                                  $11.045        $11.230
Number of Units Outstanding at End of Year                                         0            1,992

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                               $10.000        $9.863
Accumulation Unit Value Ending                                                  $9.863         $9.690
Number of Units Outstanding at End of Year                                         0              0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                               $10.000        $12.039
Accumulation Unit Value Ending                                                  $12.039        $15.582
Number of Units Outstanding at End of Year                                        264             0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                               $10.000        $12.386
Accumulation Unit Value Ending                                                  $12.386        $18.421
Number of Units Outstanding at End of Year                                         0              0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                               $10.000        $11.050
Accumulation Unit Value Ending                                                  $11.050        $12.039
Number of Units Outstanding at End of Year                                        850             0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                               $10.000        $10.131
Accumulation Unit Value Ending                                                  $10.131        $10.259
Number of Units Outstanding at End of Year                                         0            3,969

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                               $10.000        $11.022
Accumulation Unit Value Ending                                                  $11.022        $11.858
Number of Units Outstanding at End of Year                                         0             226

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                               $10.000        $10.325
Accumulation Unit Value Ending                                                  $10.325        $11.692
Number of Units Outstanding at End of Year                                         0              0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                               $10.000        $12.782
Accumulation Unit Value Ending                                                  $12.782        $14.633
Number of Units Outstanding at End of Year                                       3,680          8,821








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                           with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.671
Accumulation Unit Value Ending                                                $10.671         $11.014
Number of Units Outstanding at End of Year                                     2,620           6,944

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.232
Accumulation Unit Value Ending                                                $10.232         $10.877
Number of Units Outstanding at End of Year                                       0              466

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.229
Accumulation Unit Value Ending                                                $10.229         $10.623
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.913
Accumulation Unit Value Ending                                                $10.913         $11.461
Number of Units Outstanding at End of Year                                     1,054           2,769

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.033
Accumulation Unit Value Ending                                                $10.033         $10.974
Number of Units Outstanding at End of Year                                     1,000           3,053

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.148
Accumulation Unit Value Ending                                                $10.148         $11.342
Number of Units Outstanding at End of Year                                       23             437

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.554
Accumulation Unit Value Ending                                                $10.554         $11.319
Number of Units Outstanding at End of Year                                     3,165           4,928

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.146
Accumulation Unit Value Ending                                                $10.146         $10.309
Number of Units Outstanding at End of Year                                      131            5,198

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.311
Accumulation Unit Value Ending                                                $11.311         $12.917
Number of Units Outstanding at End of Year                                       0             6,317

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.765
Accumulation Unit Value Ending                                                $10.765         $11.127
Number of Units Outstanding at End of Year                                     3,393           5,631

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.741
Accumulation Unit Value Ending                                                 $9.741         $10.062
Number of Units Outstanding at End of Year                                      980            1,785

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.594
Accumulation Unit Value Ending                                                $10.594         $10.845
Number of Units Outstanding at End of Year                                     3,741           9,049

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.145
Accumulation Unit Value Ending                                                $10.145         $10.120
Number of Units Outstanding at End of Year                                     1,311           7,060

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.896
Accumulation Unit Value Ending                                                 $9.896          $9.958
Number of Units Outstanding at End of Year                                     2,778           34,371

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.856
Accumulation Unit Value Ending                                                $10.856         $12.625
Number of Units Outstanding at End of Year                                      428            2,407

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.551
Accumulation Unit Value Ending                                                $10.551         $11.122
Number of Units Outstanding at End of Year                                       0             4,544

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.239
Accumulation Unit Value Ending                                                $11.239         $11.690
Number of Units Outstanding at End of Year                                     1,202           1,202

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.411
Accumulation Unit Value Ending                                                $11.411         $12.575
Number of Units Outstanding at End of Year                                       0              373

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.225
Accumulation Unit Value Ending                                                $11.225         $12.089
Number of Units Outstanding at End of Year                                     1,115           4,238

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.260
Accumulation Unit Value Ending                                                $11.260         $12.228
Number of Units Outstanding at End of Year                                     1,544           1,730

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.918
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.253
Accumulation Unit Value Ending                                                $10.253         $10.411
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.796
Accumulation Unit Value Ending                                                $10.796         $10.944
Number of Units Outstanding at End of Year                                     1,940           5,298

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.349
Accumulation Unit Value Ending                                                $10.349         $10.734
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.578
Accumulation Unit Value Ending                                                $10.578         $10.569
Number of Units Outstanding at End of Year                                     5,103           6,420

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.399
Accumulation Unit Value Ending                                                $10.399         $10.611
Number of Units Outstanding at End of Year                                      220            3,709

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $11.248
Number of Units Outstanding at End of Year                                      651             845

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.876
Accumulation Unit Value Ending                                                 $9.876         $10.155
Number of Units Outstanding at End of Year                                     12,151           794

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.709
Accumulation Unit Value Ending                                                $10.709         $10.757
Number of Units Outstanding at End of Year                                     6,174           10,396

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.097
Accumulation Unit Value Ending                                                $11.097         $11.568
Number of Units Outstanding at End of Year                                      423            1,147

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.663
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.312
Accumulation Unit Value Ending                                                $11.312         $12.632
Number of Units Outstanding at End of Year                                       61            6,268

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.245
Accumulation Unit Value Ending                                                $11.245         $12.079
Number of Units Outstanding at End of Year                                     12,283          7,138

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.310
Accumulation Unit Value Ending                                                $10.310         $10.614
Number of Units Outstanding at End of Year                                      549            3,739

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.890
Accumulation Unit Value Ending                                                 $9.890          $9.951
Number of Units Outstanding at End of Year                                     3,440           15,412

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.523
Accumulation Unit Value Ending                                                $10.523         $10.517
Number of Units Outstanding at End of Year                                     1,571           4,203

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.212
Accumulation Unit Value Ending                                                $10.212         $10.242
Number of Units Outstanding at End of Year                                     5,179           5,771

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.750
Accumulation Unit Value Ending                                                $10.750         $10.813
Number of Units Outstanding at End of Year                                       80             119

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.151
Accumulation Unit Value Ending                                                $11.151         $10.423
Number of Units Outstanding at End of Year                                     1,714           4,214

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.526
Accumulation Unit Value Ending                                                $10.526         $11.718
Number of Units Outstanding at End of Year                                      917             917

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.417
Accumulation Unit Value Ending                                                $10.417         $10.774
Number of Units Outstanding at End of Year                                      478            4,786

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.029
Accumulation Unit Value Ending                                                $11.029         $11.197
Number of Units Outstanding at End of Year                                     1,764           9,332

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.849
Accumulation Unit Value Ending                                                 $9.849          $9.662
Number of Units Outstanding at End of Year                                      700            1,385

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.022
Accumulation Unit Value Ending                                                $12.022         $15.536
Number of Units Outstanding at End of Year                                       0              641

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.369
Accumulation Unit Value Ending                                                $12.369         $18.368
Number of Units Outstanding at End of Year                                       0              357

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.035
Accumulation Unit Value Ending                                                $11.035         $12.004
Number of Units Outstanding at End of Year                                       0               37

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.117
Accumulation Unit Value Ending                                                $10.117         $10.229
Number of Units Outstanding at End of Year                                     1,042           1,661

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.006
Accumulation Unit Value Ending                                                $11.006         $11.823
Number of Units Outstanding at End of Year                                     3,296           9,480

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.311
Accumulation Unit Value Ending                                                $10.311         $11.658
Number of Units Outstanding at End of Year                                     1,164           2,858

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.764
Accumulation Unit Value Ending                                                $12.764         $14.590
Number of Units Outstanding at End of Year                                      602            2,671








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                           with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.656
Accumulation Unit Value Ending                                                $10.656         $10.982
Number of Units Outstanding at End of Year                                      356              0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.217
Accumulation Unit Value Ending                                                $10.217         $10.845
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.215
Accumulation Unit Value Ending                                                $10.215         $10.592
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.897
Accumulation Unit Value Ending                                                $10.897         $11.427
Number of Units Outstanding at End of Year                                      245             246

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.019
Accumulation Unit Value Ending                                                $10.019         $10.942
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.134
Accumulation Unit Value Ending                                                $10.134         $11.309
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.539
Accumulation Unit Value Ending                                                $10.539         $11.286
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.132
Accumulation Unit Value Ending                                                $10.132         $10.279
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.295
Accumulation Unit Value Ending                                                $11.295         $12.880
Number of Units Outstanding at End of Year                                      237            1,479

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.750
Accumulation Unit Value Ending                                                $10.750         $11.095
Number of Units Outstanding at End of Year                                     7,253           7,712

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.727
Accumulation Unit Value Ending                                                 $9.727         $10.032
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.579
Accumulation Unit Value Ending                                                $10.579         $10.813
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.130
Accumulation Unit Value Ending                                                $10.130         $10.091
Number of Units Outstanding at End of Year                                     2,451           1,826

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.882
Accumulation Unit Value Ending                                                 $9.882          $9.929
Number of Units Outstanding at End of Year                                     3,466           3,490

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.840
Accumulation Unit Value Ending                                                $10.840         $12.588
Number of Units Outstanding at End of Year                                     1,340           1,269

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.537
Accumulation Unit Value Ending                                                $10.537         $11.089
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.223
Accumulation Unit Value Ending                                                $11.223         $11.655
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.395
Accumulation Unit Value Ending                                                $11.395         $12.539
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.209
Accumulation Unit Value Ending                                                $11.209         $12.053
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.245
Accumulation Unit Value Ending                                                $11.245         $12.192
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.906
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.238
Accumulation Unit Value Ending                                                $10.238         $10.381
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.781
Accumulation Unit Value Ending                                                $10.781         $10.912
Number of Units Outstanding at End of Year                                      907             907

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.335
Accumulation Unit Value Ending                                                $10.335         $10.703
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.563
Accumulation Unit Value Ending                                                $10.563         $10.538
Number of Units Outstanding at End of Year                                     3,003           3,292

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.384
Accumulation Unit Value Ending                                                $10.384         $10.580
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.720
Accumulation Unit Value Ending                                                $10.720         $11.215
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.862
Accumulation Unit Value Ending                                                 $9.862         $10.126
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.694
Accumulation Unit Value Ending                                                $10.694         $10.725
Number of Units Outstanding at End of Year                                      750             763

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.082
Accumulation Unit Value Ending                                                $11.082         $11.534
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.651
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.296
Accumulation Unit Value Ending                                                $11.296         $12.595
Number of Units Outstanding at End of Year                                     1,286           1,269

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.230
Accumulation Unit Value Ending                                                $11.230         $12.044
Number of Units Outstanding at End of Year                                     2,192           2,225

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.296
Accumulation Unit Value Ending                                                $10.296         $10.583
Number of Units Outstanding at End of Year                                     4,295           4,134

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.876
Accumulation Unit Value Ending                                                 $9.876          $9.922
Number of Units Outstanding at End of Year                                      271             795

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.508
Accumulation Unit Value Ending                                                $10.508         $10.487
Number of Units Outstanding at End of Year                                      255             257

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.197
Accumulation Unit Value Ending                                                $10.197         $10.212
Number of Units Outstanding at End of Year                                     6,419           6,260

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.739
Accumulation Unit Value Ending                                                $10.739         $10.785
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.136
Accumulation Unit Value Ending                                                $11.136         $10.393
Number of Units Outstanding at End of Year                                      240             264

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.511
Accumulation Unit Value Ending                                                $10.511         $11.684
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.403
Accumulation Unit Value Ending                                                $10.403         $10.743
Number of Units Outstanding at End of Year                                     1,813           1,813

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.014
Accumulation Unit Value Ending                                                $11.014         $11.165
Number of Units Outstanding at End of Year                                      243             247

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.835
Accumulation Unit Value Ending                                                 $9.835          $9.634
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.005
Accumulation Unit Value Ending                                                $12.005         $15.491
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.352
Accumulation Unit Value Ending                                                $12.352         $18.314
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.019
Accumulation Unit Value Ending                                                $11.019         $11.969
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.103
Accumulation Unit Value Ending                                                $10.103         $10.200
Number of Units Outstanding at End of Year                                      265             267

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.991
Accumulation Unit Value Ending                                                $10.991         $11.789
Number of Units Outstanding at End of Year                                     7,094           7,269

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.297
Accumulation Unit Value Ending                                                $10.297         $11.624
Number of Units Outstanding at End of Year                                      260             277

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.746
Accumulation Unit Value Ending                                                $12.746         $14.547
Number of Units Outstanding at End of Year                                     4,200           4,118








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                 with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.696
Accumulation Unit Value Ending                                                $10.696         $11.068
Number of Units Outstanding at End of Year                                     25,317          43,639

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.255
Accumulation Unit Value Ending                                                $10.255         $10.930
Number of Units Outstanding at End of Year                                     8,906           16,387

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.253
Accumulation Unit Value Ending                                                $10.253         $10.675
Number of Units Outstanding at End of Year                                       16            1,513

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.938
Accumulation Unit Value Ending                                                $10.938         $11.516
Number of Units Outstanding at End of Year                                     14,667          37,551

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.056
Accumulation Unit Value Ending                                                $10.056         $11.027
Number of Units Outstanding at End of Year                                     10,691          26,696

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.172
Accumulation Unit Value Ending                                                $10.172         $11.398
Number of Units Outstanding at End of Year                                      728            3,757

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.579
Accumulation Unit Value Ending                                                $10.579         $11.374
Number of Units Outstanding at End of Year                                     22,787          42,635

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.170
Accumulation Unit Value Ending                                                $10.170         $10.359
Number of Units Outstanding at End of Year                                     5,428           13,904

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.337
Accumulation Unit Value Ending                                                $11.337         $12.980
Number of Units Outstanding at End of Year                                     13,079          86,642

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.790
Accumulation Unit Value Ending                                                $10.790         $11.181
Number of Units Outstanding at End of Year                                     27,508          67,103

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.763
Accumulation Unit Value Ending                                                 $9.763         $10.111
Number of Units Outstanding at End of Year                                     11,619          21,301

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.619
Accumulation Unit Value Ending                                                $10.619         $10.898
Number of Units Outstanding at End of Year                                     35,403          99,637

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.168
Accumulation Unit Value Ending                                                $10.168         $10.170
Number of Units Outstanding at End of Year                                     37,500          90,093

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.919
Accumulation Unit Value Ending                                                 $9.919         $10.006
Number of Units Outstanding at End of Year                                     68,633         154,001

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.881
Accumulation Unit Value Ending                                                $10.881         $12.686
Number of Units Outstanding at End of Year                                     5,122           24,392

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.576
Accumulation Unit Value Ending                                                $10.576         $11.176
Number of Units Outstanding at End of Year                                     10,943          29,133

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.265
Accumulation Unit Value Ending                                                $11.265         $11.747
Number of Units Outstanding at End of Year                                     8,014           13,252

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.438
Accumulation Unit Value Ending                                                $11.438         $12.636
Number of Units Outstanding at End of Year                                     12,099          32,651

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.251
Accumulation Unit Value Ending                                                $11.251         $12.148
Number of Units Outstanding at End of Year                                     18,227          69,475

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.287
Accumulation Unit Value Ending                                                $11.287         $12.287
Number of Units Outstanding at End of Year                                     5,192           16,752

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.936
Number of Units Outstanding at End of Year                                       --            4,802

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.277
Accumulation Unit Value Ending                                                $10.277         $10.462
Number of Units Outstanding at End of Year                                     8,997           17,518

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.821
Accumulation Unit Value Ending                                                $10.821         $10.998
Number of Units Outstanding at End of Year                                     27,738          67,487

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.373
Accumulation Unit Value Ending                                                $10.373         $10.786
Number of Units Outstanding at End of Year                                     5,105           10,612

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.603
Accumulation Unit Value Ending                                                $10.603         $10.620
Number of Units Outstanding at End of Year                                     37,245          40,014

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.423
Accumulation Unit Value Ending                                                $10.423         $10.663
Number of Units Outstanding at End of Year                                    $663.000         17,565

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.760
Accumulation Unit Value Ending                                                $10.760         $11.303
Number of Units Outstanding at End of Year                                     1,061           7,183

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.899
Accumulation Unit Value Ending                                                 $9.899         $10.205
Number of Units Outstanding at End of Year                                     3,598           10,432

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.734
Accumulation Unit Value Ending                                                $10.734         $10.809
Number of Units Outstanding at End of Year                                     28,414          58,710

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.123
Accumulation Unit Value Ending                                                $11.123         $11.624
Number of Units Outstanding at End of Year                                     6,310           19,306

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.683
Number of Units Outstanding at End of Year                                       --             494

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.338
Accumulation Unit Value Ending                                                $11.338         $12.693
Number of Units Outstanding at End of Year                                     7,357           36,084

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.271
Accumulation Unit Value Ending                                                $11.271         $12.138
Number of Units Outstanding at End of Year                                     25,188          54,027

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.334
Accumulation Unit Value Ending                                                $10.334         $10.665
Number of Units Outstanding at End of Year                                     9,814           53,068

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.913
Accumulation Unit Value Ending                                                 $9.913          $9.999
Number of Units Outstanding at End of Year                                     13,783          94,849

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.547
Accumulation Unit Value Ending                                                $10.547         $10.569
Number of Units Outstanding at End of Year                                     60,872          86,307

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.235
Accumulation Unit Value Ending                                                $10.235         $10.292
Number of Units Outstanding at End of Year                                     49,574         106,617

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.768
Accumulation Unit Value Ending                                                $10.768         $10.859
Number of Units Outstanding at End of Year                                     12,439          17,797

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.177
Accumulation Unit Value Ending                                                $11.177         $10.474
Number of Units Outstanding at End of Year                                     19,081          22,816

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.550
Accumulation Unit Value Ending                                                $10.550         $11.775
Number of Units Outstanding at End of Year                                     2,242           7,196

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.441
Accumulation Unit Value Ending                                                $10.441         $10.827
Number of Units Outstanding at End of Year                                     3,573           45,083

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.055
Accumulation Unit Value Ending                                                $11.055         $11.252
Number of Units Outstanding at End of Year                                     51,446         138,919

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.872
Accumulation Unit Value Ending                                                 $9.872          $9.709
Number of Units Outstanding at End of Year                                     2,764           10,245

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.050
Accumulation Unit Value Ending                                                $12.050         $15.612
Number of Units Outstanding at End of Year                                      980            11,500

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.398
Accumulation Unit Value Ending                                                $12.398         $18.457
Number of Units Outstanding at End of Year                                     1,993           24,872

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.060
Accumulation Unit Value Ending                                                $11.060         $12.063
Number of Units Outstanding at End of Year                                     1,818           6,508

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.140
Accumulation Unit Value Ending                                                $10.140         $10.279
Number of Units Outstanding at End of Year                                     7,668           32,119

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.032
Accumulation Unit Value Ending                                                $11.032         $11.881
Number of Units Outstanding at End of Year                                     28,708          77,696

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.335
Accumulation Unit Value Ending                                                $10.335         $11.715
Number of Units Outstanding at End of Year                                     2,465           4,131

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.794
Accumulation Unit Value Ending                                                $12.794         $14.661
Number of Units Outstanding at End of Year                                     51,226          94,338









                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.681
Accumulation Unit Value Ending                                                $10.681         $11.036
Number of Units Outstanding at End of Year                                       0              476

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.241
Accumulation Unit Value Ending                                                $10.241         $10.898
Number of Units Outstanding at End of Year                                       0              714

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.238
Accumulation Unit Value Ending                                                $10.238         $10.643
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.923
Accumulation Unit Value Ending                                                $10.923         $11.483
Number of Units Outstanding at End of Year                                       30            7,447

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.042
Accumulation Unit Value Ending                                                $10.042         $10.995
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.158
Accumulation Unit Value Ending                                                $10.158         $11.364
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.564
Accumulation Unit Value Ending                                                $10.564         $11.341
Number of Units Outstanding at End of Year                                       31              63

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.155
Accumulation Unit Value Ending                                                $10.155         $10.329
Number of Units Outstanding at End of Year                                      769            2,216

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.321
Accumulation Unit Value Ending                                                $11.321         $12.942
Number of Units Outstanding at End of Year                                     1,503           4,028

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.775
Accumulation Unit Value Ending                                                $10.775         $11.149
Number of Units Outstanding at End of Year                                      966            3,762

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.750
Accumulation Unit Value Ending                                                 $9.750         $10.081
Number of Units Outstanding at End of Year                                      427            2,261

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.604
Accumulation Unit Value Ending                                                $10.604         $10.866
Number of Units Outstanding at End of Year                                     1,998           8,307

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.154
Accumulation Unit Value Ending                                                $10.154         $10.140
Number of Units Outstanding at End of Year                                     6,049           7,560

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.905
Accumulation Unit Value Ending                                                 $9.905          $9.977
Number of Units Outstanding at End of Year                                     1,217           14,709

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.866
Accumulation Unit Value Ending                                                $10.866         $12.649
Number of Units Outstanding at End of Year                                      240            2,630

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.561
Accumulation Unit Value Ending                                                $10.561         $11.143
Number of Units Outstanding at End of Year                                       0               35

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.249
Accumulation Unit Value Ending                                                $11.249         $11.712
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.422
Accumulation Unit Value Ending                                                $11.422         $12.600
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.235
Accumulation Unit Value Ending                                                $11.235         $12.112
Number of Units Outstanding at End of Year                                       29            8,225

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.271
Accumulation Unit Value Ending                                                $11.271         $12.251
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.925
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.262
Accumulation Unit Value Ending                                                $10.262         $10.432
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.806
Accumulation Unit Value Ending                                                $10.806         $10.966
Number of Units Outstanding at End of Year                                       0             1,958

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.359
Accumulation Unit Value Ending                                                $10.359         $10.755
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.588
Accumulation Unit Value Ending                                                $10.588         $10.589
Number of Units Outstanding at End of Year                                       0              591

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.408
Accumulation Unit Value Ending                                                $10.408         $10.632
Number of Units Outstanding at End of Year                                       0             2,596

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.745
Accumulation Unit Value Ending                                                $10.745         $11.270
Number of Units Outstanding at End of Year                                       0             2,899

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.885
Accumulation Unit Value Ending                                                 $9.885         $10.175
Number of Units Outstanding at End of Year                                       0             1,093

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.719
Accumulation Unit Value Ending                                                $10.719         $10.778
Number of Units Outstanding at End of Year                                     1,218           3,339

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.108
Accumulation Unit Value Ending                                                $11.108         $11.590
Number of Units Outstanding at End of Year                                     1,175           1,189

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.671
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.322
Accumulation Unit Value Ending                                                $11.322         $12.656
Number of Units Outstanding at End of Year                                       0             2,164

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.256
Accumulation Unit Value Ending                                                $11.256         $12.103
Number of Units Outstanding at End of Year                                       0             2,186

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.319
Accumulation Unit Value Ending                                                $10.319         $10.634
Number of Units Outstanding at End of Year                                     5,081           6,883

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.899
Accumulation Unit Value Ending                                                 $9.899          $9.970
Number of Units Outstanding at End of Year                                      659            4,121

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.533
Accumulation Unit Value Ending                                                $10.533         $10.538
Number of Units Outstanding at End of Year                                     2,617           4,763

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.221
Accumulation Unit Value Ending                                                $10.221         $10.262
Number of Units Outstanding at End of Year                                     11,929          20,347

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.757
Accumulation Unit Value Ending                                                $10.757         $10.831
Number of Units Outstanding at End of Year                                       60            1,016

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.162
Accumulation Unit Value Ending                                                $11.162         $10.444
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.535
Accumulation Unit Value Ending                                                $10.535         $11.741
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.427
Accumulation Unit Value Ending                                                $10.427         $10.795
Number of Units Outstanding at End of Year                                     1,252           8,767

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.039
Accumulation Unit Value Ending                                                $11.039         $11.219
Number of Units Outstanding at End of Year                                     1,182           9,039

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.858
Accumulation Unit Value Ending                                                 $9.858          $9.681
Number of Units Outstanding at End of Year                                       0              407

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.033
Accumulation Unit Value Ending                                                $12.033         $15.567
Number of Units Outstanding at End of Year                                       0              910

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.380
Accumulation Unit Value Ending                                                $12.380         $18.403
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.045
Accumulation Unit Value Ending                                                $11.045         $12.028
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.126
Accumulation Unit Value Ending                                                $10.126         $10.249
Number of Units Outstanding at End of Year                                       32             496

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.017
Accumulation Unit Value Ending                                                $11.017         $11.846
Number of Units Outstanding at End of Year                                     1,185           3,826

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.321
Accumulation Unit Value Ending                                                $10.321         $11.681
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.776
Accumulation Unit Value Ending                                                $12.776         $14.618
Number of Units Outstanding at End of Year                                       0             17,464








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.666
Accumulation Unit Value Ending                                                $10.666         $11.004
Number of Units Outstanding at End of Year                                       0             3,951

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.227
Accumulation Unit Value Ending                                                $10.227         $10.866
Number of Units Outstanding at End of Year                                       0             1,662

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.224
Accumulation Unit Value Ending                                                $10.224         $10.612
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.908
Accumulation Unit Value Ending                                                $10.908         $11.449
Number of Units Outstanding at End of Year                                       0              260

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.028
Accumulation Unit Value Ending                                                $10.028         $10.963
Number of Units Outstanding at End of Year                                       0             4,285

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.144
Accumulation Unit Value Ending                                                $10.144         $11.331
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.549
Accumulation Unit Value Ending                                                $10.549         $11.308
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.141
Accumulation Unit Value Ending                                                $10.141         $10.299
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.305
Accumulation Unit Value Ending                                                $11.305         $12.905
Number of Units Outstanding at End of Year                                       0             3,328

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.760
Accumulation Unit Value Ending                                                $10.760         $11.116
Number of Units Outstanding at End of Year                                       0              391

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.736
Accumulation Unit Value Ending                                                 $9.736         $10.052
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.589
Accumulation Unit Value Ending                                                $10.589         $10.834
Number of Units Outstanding at End of Year                                       0             7,033

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.140
Accumulation Unit Value Ending                                                $10.140         $10.110
Number of Units Outstanding at End of Year                                       0              235

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.892
Accumulation Unit Value Ending                                                 $9.892          $9.948
Number of Units Outstanding at End of Year                                      170            1,953

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.850
Accumulation Unit Value Ending                                                $10.850         $12.612
Number of Units Outstanding at End of Year                                       0             1,510

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.546
Accumulation Unit Value Ending                                                $10.546         $11.111
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.233
Accumulation Unit Value Ending                                                $11.233         $11.678
Number of Units Outstanding at End of Year                                      150             150

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.406
Accumulation Unit Value Ending                                                $11.406         $12.563
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.219
Accumulation Unit Value Ending                                                $11.219         $12.077
Number of Units Outstanding at End of Year                                       0             1,483

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.255
Accumulation Unit Value Ending                                                $11.255         $12.216
Number of Units Outstanding at End of Year                                       0             1,465

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.914
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.248
Accumulation Unit Value Ending                                                $10.248         $10.401
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.791
Accumulation Unit Value Ending                                                $10.791         $10.934
Number of Units Outstanding at End of Year                                       0              782

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.344
Accumulation Unit Value Ending                                                $10.344         $10.724
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.573
Accumulation Unit Value Ending                                                $10.573         $10.559
Number of Units Outstanding at End of Year                                       0              519

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.394
Accumulation Unit Value Ending                                                $10.394         $10.601
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.730
Accumulation Unit Value Ending                                                $10.730         $11.237
Number of Units Outstanding at End of Year                                       0             1,134

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.871
Accumulation Unit Value Ending                                                 $9.871         $10.146
Number of Units Outstanding at End of Year                                       0              419

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.704
Accumulation Unit Value Ending                                                $10.704         $10.746
Number of Units Outstanding at End of Year                                      393             678

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.092
Accumulation Unit Value Ending                                                $11.092         $11.556
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.659
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.306
Accumulation Unit Value Ending                                                $11.306         $12.620
Number of Units Outstanding at End of Year                                       0              539

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.240
Accumulation Unit Value Ending                                                $11.240         $12.068
Number of Units Outstanding at End of Year                                       0             2,759

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.305
Accumulation Unit Value Ending                                                $10.305         $10.603
Number of Units Outstanding at End of Year                                       0             2,702

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.885
Accumulation Unit Value Ending                                                 $9.885          $9.941
Number of Units Outstanding at End of Year                                       0             3,072

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.518
Accumulation Unit Value Ending                                                $10.518         $10.507
Number of Units Outstanding at End of Year                                       0             1,038

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.207
Accumulation Unit Value Ending                                                $10.207         $10.232
Number of Units Outstanding at End of Year                                      165            4,966

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.746
Accumulation Unit Value Ending                                                $10.746         $10.804
Number of Units Outstanding at End of Year                                      391             406

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.146
Accumulation Unit Value Ending                                                $11.146         $10.413
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.521
Accumulation Unit Value Ending                                                $10.521         $11.707
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.412
Accumulation Unit Value Ending                                                $10.412         $10.764
Number of Units Outstanding at End of Year                                       0             1,413

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.024
Accumulation Unit Value Ending                                                $11.024         $11.186
Number of Units Outstanding at End of Year                                       0             1,795

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.844
Accumulation Unit Value Ending                                                 $9.844          $9.653
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.016
Accumulation Unit Value Ending                                                $12.016         $15.521
Number of Units Outstanding at End of Year                                      140             222

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.363
Accumulation Unit Value Ending                                                $12.363         $18.350
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.030
Accumulation Unit Value Ending                                                $11.030         $11.993
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.112
Accumulation Unit Value Ending                                                $10.112         $10.220
Number of Units Outstanding at End of Year                                       0              234

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.001
Accumulation Unit Value Ending                                                $11.001         $11.812
Number of Units Outstanding at End of Year                                       0             1,482

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.306
Accumulation Unit Value Ending                                                $10.306         $11.647
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.758
Accumulation Unit Value Ending                                                $12.758         $14.576
Number of Units Outstanding at End of Year                                      132            2,849








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                        with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.651
Accumulation Unit Value Ending                                                $10.651         $10.972
Number of Units Outstanding at End of Year                                     7,253           9,041

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.213
Accumulation Unit Value Ending                                                $10.213         $10.834
Number of Units Outstanding at End of Year                                      648             374

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.210
Accumulation Unit Value Ending                                                $10.210         $10.581
Number of Units Outstanding at End of Year                                       86             165

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.892
Accumulation Unit Value Ending                                                $10.892         $11.416
Number of Units Outstanding at End of Year                                     4,346           6,590

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.014
Accumulation Unit Value Ending                                                $10.014         $10.931
Number of Units Outstanding at End of Year                                     2,261           3,362

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.130
Accumulation Unit Value Ending                                                $10.130         $11.298
Number of Units Outstanding at End of Year                                     2,742           4,025

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.535
Accumulation Unit Value Ending                                                $10.535         $11.275
Number of Units Outstanding at End of Year                                     3,519           8,135

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.127
Accumulation Unit Value Ending                                                $10.127         $10.269
Number of Units Outstanding at End of Year                                      233             857

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.290
Accumulation Unit Value Ending                                                $11.290         $12.867
Number of Units Outstanding at End of Year                                     2,001           8,853

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.745
Accumulation Unit Value Ending                                                $10.745         $11.084
Number of Units Outstanding at End of Year                                     8,904           12,553

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.723
Accumulation Unit Value Ending                                                 $9.723         $10.022
Number of Units Outstanding at End of Year                                     2,239           2,183

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.575
Accumulation Unit Value Ending                                                $10.575         $10.803
Number of Units Outstanding at End of Year                                     8,150           21,389

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.126
Accumulation Unit Value Ending                                                $10.126         $10.081
Number of Units Outstanding at End of Year                                     10,729          14,528

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.878
Accumulation Unit Value Ending                                                 $9.878          $9.919
Number of Units Outstanding at End of Year                                     12,253          23,664

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.835
Accumulation Unit Value Ending                                                $10.835         $12.575
Number of Units Outstanding at End of Year                                     1,816           5,549

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.532
Accumulation Unit Value Ending                                                $10.532         $11.079
Number of Units Outstanding at End of Year                                     1,219           4,075

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.218
Accumulation Unit Value Ending                                                $11.218         $11.644
Number of Units Outstanding at End of Year                                      753             752

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.390
Accumulation Unit Value Ending                                                $11.390         $12.526
Number of Units Outstanding at End of Year                                      214             213

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.204
Accumulation Unit Value Ending                                                $11.204         $12.042
Number of Units Outstanding at End of Year                                     3,432           16,349

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.239
Accumulation Unit Value Ending                                                $11.239         $12.180
Number of Units Outstanding at End of Year                                     2,903           11,212

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.903
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.234
Accumulation Unit Value Ending                                                $10.234         $10.371
Number of Units Outstanding at End of Year                                      163            1,901

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.776
Accumulation Unit Value Ending                                                $10.776         $10.902
Number of Units Outstanding at End of Year                                     8,342           15,092

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.330
Accumulation Unit Value Ending                                                $10.330         $10.692
Number of Units Outstanding at End of Year                                      400             413

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.558
Accumulation Unit Value Ending                                                $10.558         $10.528
Number of Units Outstanding at End of Year                                     1,028           3,630

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.379
Accumulation Unit Value Ending                                                $10.379         $10.570
Number of Units Outstanding at End of Year                                      695            10,095

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.715
Accumulation Unit Value Ending                                                $10.715         $11.205
Number of Units Outstanding at End of Year                                       0              246

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.857
Accumulation Unit Value Ending                                                 $9.857         $10.116
Number of Units Outstanding at End of Year                                      517             497

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.689
Accumulation Unit Value Ending                                                $10.689         $10.715
Number of Units Outstanding at End of Year                                      801            3,566

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.077
Accumulation Unit Value Ending                                                $11.077         $11.523
Number of Units Outstanding at End of Year                                      793            1,399

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.647
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.291
Accumulation Unit Value Ending                                                $11.291         $12.583
Number of Units Outstanding at End of Year                                     4,883           5,282

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.224
Accumulation Unit Value Ending                                                $11.224         $12.032
Number of Units Outstanding at End of Year                                     3,899           9,779

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.291
Accumulation Unit Value Ending                                                $10.291         $10.572
Number of Units Outstanding at End of Year                                     2,546           10,061

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.872
Accumulation Unit Value Ending                                                 $9.872          $9.912
Number of Units Outstanding at End of Year                                     3,562           5,232

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.503
Accumulation Unit Value Ending                                                $10.503         $10.476
Number of Units Outstanding at End of Year                                     9,230           16,860

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.193
Accumulation Unit Value Ending                                                $10.193         $10.202
Number of Units Outstanding at End of Year                                     5,689           10,588

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $10.776
Number of Units Outstanding at End of Year                                      657             679

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.130
Accumulation Unit Value Ending                                                $11.130         $10.383
Number of Units Outstanding at End of Year                                     2,406           9,350

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.506
Accumulation Unit Value Ending                                                $10.506         $11.673
Number of Units Outstanding at End of Year                                      504             814

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.398
Accumulation Unit Value Ending                                                $10.398         $10.732
Number of Units Outstanding at End of Year                                     5,438           15,118

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.009
Accumulation Unit Value Ending                                                $11.009         $11.154
Number of Units Outstanding at End of Year                                     8,200           24,548

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.830
Accumulation Unit Value Ending                                                 $9.830          $9.625
Number of Units Outstanding at End of Year                                     2,494           3,085

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.000
Accumulation Unit Value Ending                                                $12.000         $15.476
Number of Units Outstanding at End of Year                                     1,504           2,671

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.346
Accumulation Unit Value Ending                                                $12.346         $18.296
Number of Units Outstanding at End of Year                                      137             463

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.014
Accumulation Unit Value Ending                                                $11.014         $11.958
Number of Units Outstanding at End of Year                                      636            1,055

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.098
Accumulation Unit Value Ending                                                $10.098         $10.190
Number of Units Outstanding at End of Year                                      109             112

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.986
Accumulation Unit Value Ending                                                $10.986         $11.777
Number of Units Outstanding at End of Year                                     2,644           13,897

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.292
Accumulation Unit Value Ending                                                $10.292         $11.613
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.740
Accumulation Unit Value Ending                                                $12.740         $14.533
Number of Units Outstanding at End of Year                                      922            8,446








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                              with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.676
Accumulation Unit Value Ending                                                $10.676         $11.025
Number of Units Outstanding at End of Year                                     14,364          18,061

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.236
Accumulation Unit Value Ending                                                $10.236         $10.887
Number of Units Outstanding at End of Year                                      165             589

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.234
Accumulation Unit Value Ending                                                $10.234         $10.633
Number of Units Outstanding at End of Year                                      710             704

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.918
Accumulation Unit Value Ending                                                $10.918         $11.472
Number of Units Outstanding at End of Year                                     14,800          26,741

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.037
Accumulation Unit Value Ending                                                $10.037         $10.984
Number of Units Outstanding at End of Year                                     5,609           5,782

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.153
Accumulation Unit Value Ending                                                $10.153         $11.353
Number of Units Outstanding at End of Year                                     3,379           4,169

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.559
Accumulation Unit Value Ending                                                $10.559         $11.330
Number of Units Outstanding at End of Year                                     4,907           7,639

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.151
Accumulation Unit Value Ending                                                $10.151         $10.319
Number of Units Outstanding at End of Year                                     9,034           13,998

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.316
Accumulation Unit Value Ending                                                $11.316         $12.930
Number of Units Outstanding at End of Year                                     18,555          59,255

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.770
Accumulation Unit Value Ending                                                $10.770         $11.138
Number of Units Outstanding at End of Year                                     7,405           27,390

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.745
Accumulation Unit Value Ending                                                 $9.745         $10.071
Number of Units Outstanding at End of Year                                     16,759          17,303

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.599
Accumulation Unit Value Ending                                                $10.599         $10.855
Number of Units Outstanding at End of Year                                     13,534          32,536

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.149
Accumulation Unit Value Ending                                                $10.149         $10.130
Number of Units Outstanding at End of Year                                     4,108           14,522

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.901
Accumulation Unit Value Ending                                                 $9.901          $9.968
Number of Units Outstanding at End of Year                                     23,001          27,497

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.861
Accumulation Unit Value Ending                                                $10.861         $12.637
Number of Units Outstanding at End of Year                                     1,719           13,631

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.556
Accumulation Unit Value Ending                                                $10.556         $11.133
Number of Units Outstanding at End of Year                                     2,956           9,179

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.244
Accumulation Unit Value Ending                                                $11.244         $11.701
Number of Units Outstanding at End of Year                                     2,909           4,646

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.417
Accumulation Unit Value Ending                                                $11.417         $12.587
Number of Units Outstanding at End of Year                                       46            6,143

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.230
Accumulation Unit Value Ending                                                $11.230         $12.101
Number of Units Outstanding at End of Year                                     3,867           10,214

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.266
Accumulation Unit Value Ending                                                $11.266         $12.240
Number of Units Outstanding at End of Year                                     8,013           12,355

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.921
Number of Units Outstanding at End of Year                                       --             211

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.258
Accumulation Unit Value Ending                                                $10.258         $10.422
Number of Units Outstanding at End of Year                                     4,213           16,070

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.801
Accumulation Unit Value Ending                                                $10.801         $10.955
Number of Units Outstanding at End of Year                                     10,214          22,236

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.354
Accumulation Unit Value Ending                                                $10.354         $10.745
Number of Units Outstanding at End of Year                                     8,473           11,248

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.583
Accumulation Unit Value Ending                                                $10.583         $10.579
Number of Units Outstanding at End of Year                                     7,199           18,318

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.404
Accumulation Unit Value Ending                                                $10.404         $10.622
Number of Units Outstanding at End of Year                                      703            8,577

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.740
Accumulation Unit Value Ending                                                $10.740         $11.259
Number of Units Outstanding at End of Year                                     1,816           6,693

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.880
Accumulation Unit Value Ending                                                 $9.880         $10.165
Number of Units Outstanding at End of Year                                     2,752           5,365

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.714
Accumulation Unit Value Ending                                                $10.714         $10.767
Number of Units Outstanding at End of Year                                     7,423           36,152

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.103
Accumulation Unit Value Ending                                                $11.103         $11.579
Number of Units Outstanding at End of Year                                      763            1,804

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.667
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.317
Accumulation Unit Value Ending                                                $11.317         $12.644
Number of Units Outstanding at End of Year                                     13,789          25,190

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.250
Accumulation Unit Value Ending                                                $11.250         $12.091
Number of Units Outstanding at End of Year                                     12,988          22,441

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.315
Accumulation Unit Value Ending                                                $10.315         $10.624
Number of Units Outstanding at End of Year                                     3,223           12,288

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.895
Accumulation Unit Value Ending                                                 $9.895          $9.960
Number of Units Outstanding at End of Year                                     14,863          20,087

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.528
Accumulation Unit Value Ending                                                $10.528         $10.528
Number of Units Outstanding at End of Year                                     30,575          49,899

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.216
Accumulation Unit Value Ending                                                $10.216         $10.252
Number of Units Outstanding at End of Year                                     22,121          39,871

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.754
Accumulation Unit Value Ending                                                $10.754         $10.822
Number of Units Outstanding at End of Year                                     1,937           11,241

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.156
Accumulation Unit Value Ending                                                $11.156         $10.433
Number of Units Outstanding at End of Year                                     9,647           11,931

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.530
Accumulation Unit Value Ending                                                $10.530         $11.730
Number of Units Outstanding at End of Year                                     1,162           4,353

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.422
Accumulation Unit Value Ending                                                $10.422         $10.785
Number of Units Outstanding at End of Year                                     13,765          29,258

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.034
Accumulation Unit Value Ending                                                $11.034         $11.208
Number of Units Outstanding at End of Year                                     21,590          50,042

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.853
Accumulation Unit Value Ending                                                 $9.853          $9.672
Number of Units Outstanding at End of Year                                      996            1,040

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.027
Accumulation Unit Value Ending                                                $12.027         $15.552
Number of Units Outstanding at End of Year                                     1,439           3,538

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.375
Accumulation Unit Value Ending                                                $12.375         $18.385
Number of Units Outstanding at End of Year                                     3,132           4,127

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.040
Accumulation Unit Value Ending                                                $11.040         $12.016
Number of Units Outstanding at End of Year                                      563             577

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.122
Accumulation Unit Value Ending                                                $10.122         $10.239
Number of Units Outstanding at End of Year                                      952            3,202

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.011
Accumulation Unit Value Ending                                                $11.011         $11.835
Number of Units Outstanding at End of Year                                     9,727           25,547

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.316
Accumulation Unit Value Ending                                                $10.316         $11.669
Number of Units Outstanding at End of Year                                     1,679           2,101

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.770
Accumulation Unit Value Ending                                                $12.770         $14.604
Number of Units Outstanding at End of Year                                     9,986           22,875








                                                      Accumulation Unit Values(1)
                                                     LBL Consultant Solutions Plus
                                          with MAV (& with/without SPB and with/without ABR)

                                                                                     Year ending
                                                                                     December 31,
Subaccount                                                                       2004           2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.705
Accumulation Unit Value Ending                                                  $10.705        $11.090
Number of Units Outstanding at End of Year                                      79,561         114,273

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.265
Accumulation Unit Value Ending                                                  $10.265        $10.951
Number of Units Outstanding at End of Year                                      15,902         34,348

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                 --             --
Accumulation Unit Value Ending                                                    --             --
Number of Units Outstanding at End of Year                                        --             --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.262
Accumulation Unit Value Ending                                                  $10.262        $10.695
Number of Units Outstanding at End of Year                                        956           3,497

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                               $10.000        $10.948
Accumulation Unit Value Ending                                                  $10.948        $11.539
Number of Units Outstanding at End of Year                                      76,478         117,195

Alger American Growth - Class S
Accumulation Unit Value Beginning                                               $10.000        $10.065
Accumulation Unit Value Ending                                                  $10.065        $11.048
Number of Units Outstanding at End of Year                                      34,355         62,264

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                               $10.000        $10.181
Accumulation Unit Value Ending                                                  $10.181        $11.420
Number of Units Outstanding at End of Year                                      13,582         25,067

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                               $10.000        $10.589
Accumulation Unit Value Ending                                                  $10.589        $11.396
Number of Units Outstanding at End of Year                                      37,824         77,293

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.179
Accumulation Unit Value Ending                                                  $10.179        $10.379
Number of Units Outstanding at End of Year                                      31,399         41,427

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $11.347
Accumulation Unit Value Ending                                                  $11.347        $13.005
Number of Units Outstanding at End of Year                                      46,189         146,508

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.800
Accumulation Unit Value Ending                                                  $10.800        $11.203
Number of Units Outstanding at End of Year                                      94,238         170,805

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $9.772
Accumulation Unit Value Ending                                                  $9.772         $10.130
Number of Units Outstanding at End of Year                                      31,849         72,705

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.629
Accumulation Unit Value Ending                                                  $10.629        $10.919
Number of Units Outstanding at End of Year                                      117,071        288,397

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.178
Accumulation Unit Value Ending                                                  $10.178        $10.189
Number of Units Outstanding at End of Year                                      100,870        212,207

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $9.928
Accumulation Unit Value Ending                                                  $9.928         $10.026
Number of Units Outstanding at End of Year                                      141,216        330,319

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                               $10.000        $10.891
Accumulation Unit Value Ending                                                  $10.891        $12.711
Number of Units Outstanding at End of Year                                      33,991         116,685

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                               $10.000        $10.586
Accumulation Unit Value Ending                                                  $10.586        $11.198
Number of Units Outstanding at End of Year                                      24,838         50,174

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.275
Accumulation Unit Value Ending                                                  $11.275        $11.769
Number of Units Outstanding at End of Year                                       1,501         23,535

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.448
Accumulation Unit Value Ending                                                  $11.448        $12.661
Number of Units Outstanding at End of Year                                       3,126         11,317

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.261
Accumulation Unit Value Ending                                                  $11.261        $12.171
Number of Units Outstanding at End of Year                                      22,651         103,932

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                               $10.000        $11.297
Accumulation Unit Value Ending                                                  $11.297        $12.311
Number of Units Outstanding at End of Year                                       7,472         40,059

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                 --           $10.000
Accumulation Unit Value Ending                                                    --           $10.944
Number of Units Outstanding at End of Year                                        --           15,736

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                               $10.000        $10.286
Accumulation Unit Value Ending                                                  $10.286        $10.482
Number of Units Outstanding at End of Year                                      12,975         17,669

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                               $10.000        $10.831
Accumulation Unit Value Ending                                                  $10.831        $11.019
Number of Units Outstanding at End of Year                                      49,655         160,185

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                               $10.000        $10.383
Accumulation Unit Value Ending                                                  $10.383        $10.807
Number of Units Outstanding at End of Year                                       3,253          3,923

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.612
Accumulation Unit Value Ending                                                  $10.612        $10.641
Number of Units Outstanding at End of Year                                      22,341         56,915

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.433
Accumulation Unit Value Ending                                                  $10.433        $10.684
Number of Units Outstanding at End of Year                                       5,801         120,599

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.770
Accumulation Unit Value Ending                                                  $10.770        $11.325
Number of Units Outstanding at End of Year                                       8,498         20,952

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $9.908
Accumulation Unit Value Ending                                                  $9.908         $10.225
Number of Units Outstanding at End of Year                                      22,134         35,645

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $10.743
Accumulation Unit Value Ending                                                  $10.743        $10.830
Number of Units Outstanding at End of Year                                      91,889         157,583

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                               $10.000        $11.134
Accumulation Unit Value Ending                                                  $11.134        $11.647
Number of Units Outstanding at End of Year                                      16,158         38,304

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                 --           $10.000
Accumulation Unit Value Ending                                                    --           $11.691
Number of Units Outstanding at End of Year                                        --           12,445

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.348
Accumulation Unit Value Ending                                                  $11.348        $12.718
Number of Units Outstanding at End of Year                                      89,391         147,659

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                               $10.000        $11.282
Accumulation Unit Value Ending                                                  $11.282        $12.162
Number of Units Outstanding at End of Year                                      99,604         246,424

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $10.343
Accumulation Unit Value Ending                                                  $10.343        $10.686
Number of Units Outstanding at End of Year                                      34,096         119,452

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $9.922
Accumulation Unit Value Ending                                                  $9.922         $10.019
Number of Units Outstanding at End of Year                                      46,276         218,651

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $10.557
Accumulation Unit Value Ending                                                  $10.557        $10.589
Number of Units Outstanding at End of Year                                      101,949        216,189

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                               $10.000        $10.245
Accumulation Unit Value Ending                                                  $10.245        $10.312
Number of Units Outstanding at End of Year                                      164,664        272,905

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                               $10.000        $10.776
Accumulation Unit Value Ending                                                  $10.776        $10.877
Number of Units Outstanding at End of Year                                      33,539         53,486

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                               $10.000        $11.187
Accumulation Unit Value Ending                                                  $11.187        $10.494
Number of Units Outstanding at End of Year                                      20,719         45,352

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                               $10.000        $10.560
Accumulation Unit Value Ending                                                  $10.560        $11.798
Number of Units Outstanding at End of Year                                       8,162         16,556

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                               $10.000        $10.451
Accumulation Unit Value Ending                                                  $10.451        $10.848
Number of Units Outstanding at End of Year                                      38,723         204,589

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                               $10.000        $11.065
Accumulation Unit Value Ending                                                  $11.065        $11.274
Number of Units Outstanding at End of Year                                      160,639        403,583

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                               $10.000        $9.881
Accumulation Unit Value Ending                                                  $9.881         $9.728
Number of Units Outstanding at End of Year                                      12,173         13,753

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                               $10.000        $12.061
Accumulation Unit Value Ending                                                  $12.061        $15.642
Number of Units Outstanding at End of Year                                       7,050         21,788

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                               $10.000        $12.409
Accumulation Unit Value Ending                                                  $12.409        $18.493
Number of Units Outstanding at End of Year                                       9,452         28,154

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                               $10.000        $11.071
Accumulation Unit Value Ending                                                  $11.071        $12.086
Number of Units Outstanding at End of Year                                      10,317         27,195

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                               $10.000        $10.150
Accumulation Unit Value Ending                                                  $10.150        $10.299
Number of Units Outstanding at End of Year                                      32,398         63,770

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                               $10.000        $11.042
Accumulation Unit Value Ending                                                  $11.042        $11.904
Number of Units Outstanding at End of Year                                      49,174         226,050

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                               $10.000        $10.345
Accumulation Unit Value Ending                                                  $10.345        $11.737
Number of Units Outstanding at End of Year                                       5,900         14,808

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                               $10.000        $12.805
Accumulation Unit Value Ending                                                  $12.805        $14.690
Number of Units Outstanding at End of Year                                      95,967         158,632








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                       with EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.676
Accumulation Unit Value Ending                                                $10.676         $11.025
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.236
Accumulation Unit Value Ending                                                $10.236         $10.887
Number of Units Outstanding at End of Year                                     2,411           2,032

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.234
Accumulation Unit Value Ending                                                $10.234         $10.633
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.918
Accumulation Unit Value Ending                                                $10.918         $11.472
Number of Units Outstanding at End of Year                                      633             633

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.037
Accumulation Unit Value Ending                                                $10.037         $10.984
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.153
Accumulation Unit Value Ending                                                $10.153         $11.353
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.559
Accumulation Unit Value Ending                                                $10.559         $11.330
Number of Units Outstanding at End of Year                                      703            1,039

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.151
Accumulation Unit Value Ending                                                $10.151         $10.319
Number of Units Outstanding at End of Year                                     1,503           1,104

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.316
Accumulation Unit Value Ending                                                $11.316         $12.930
Number of Units Outstanding at End of Year                                     3,034           2,646

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.770
Accumulation Unit Value Ending                                                $10.770         $11.138
Number of Units Outstanding at End of Year                                     3,148           2,747

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.745
Accumulation Unit Value Ending                                                 $9.745         $10.071
Number of Units Outstanding at End of Year                                      692             692

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.599
Accumulation Unit Value Ending                                                $10.599         $10.855
Number of Units Outstanding at End of Year                                     2,333           1,960

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.149
Accumulation Unit Value Ending                                                $10.149         $10.130
Number of Units Outstanding at End of Year                                     3,152           2,755

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.901
Accumulation Unit Value Ending                                                 $9.901          $9.968
Number of Units Outstanding at End of Year                                     3,148           2,760

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.861
Accumulation Unit Value Ending                                                $10.861         $12.637
Number of Units Outstanding at End of Year                                      199             169

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.556
Accumulation Unit Value Ending                                                $10.556         $11.133
Number of Units Outstanding at End of Year                                       0               19

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.244
Accumulation Unit Value Ending                                                $11.244         $11.701
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.417
Accumulation Unit Value Ending                                                $11.417         $12.587
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.230
Accumulation Unit Value Ending                                                $11.230         $12.101
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.266
Accumulation Unit Value Ending                                                $11.266         $12.240
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.921
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.258
Accumulation Unit Value Ending                                                $10.258         $10.422
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.801
Accumulation Unit Value Ending                                                $10.801         $10.955
Number of Units Outstanding at End of Year                                     1,315            960

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.354
Accumulation Unit Value Ending                                                $10.354         $10.745
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.583
Accumulation Unit Value Ending                                                $10.583         $10.579
Number of Units Outstanding at End of Year                                     1,621           1,603

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.404
Accumulation Unit Value Ending                                                $10.404         $10.622
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.740
Accumulation Unit Value Ending                                                $10.740         $11.259
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.880
Accumulation Unit Value Ending                                                 $9.880         $10.165
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.714
Accumulation Unit Value Ending                                                $10.714         $10.767
Number of Units Outstanding at End of Year                                      190             161

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.103
Accumulation Unit Value Ending                                                $11.103         $11.579
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.667
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.317
Accumulation Unit Value Ending                                                $11.317         $12.644
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.250
Accumulation Unit Value Ending                                                $11.250         $12.091
Number of Units Outstanding at End of Year                                     1,855           1,806

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.315
Accumulation Unit Value Ending                                                $10.315         $10.624
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.895
Accumulation Unit Value Ending                                                 $9.895          $9.960
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.528
Accumulation Unit Value Ending                                                $10.528         $10.528
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.216
Accumulation Unit Value Ending                                                $10.216         $10.252
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.754
Accumulation Unit Value Ending                                                $10.754         $10.822
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.156
Accumulation Unit Value Ending                                                $11.156         $10.433
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.530
Accumulation Unit Value Ending                                                $10.530         $11.730
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.422
Accumulation Unit Value Ending                                                $10.422         $10.785
Number of Units Outstanding at End of Year                                      197             167

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.034
Accumulation Unit Value Ending                                                $11.034         $11.208
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.853
Accumulation Unit Value Ending                                                 $9.853          $9.672
Number of Units Outstanding at End of Year                                     1,559           1,559

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.027
Accumulation Unit Value Ending                                                $12.027         $15.552
Number of Units Outstanding at End of Year                                      822             427

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.375
Accumulation Unit Value Ending                                                $12.375         $18.385
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.040
Accumulation Unit Value Ending                                                $11.040         $12.016
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.122
Accumulation Unit Value Ending                                                $10.122         $10.239
Number of Units Outstanding at End of Year                                      537             557

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.011
Accumulation Unit Value Ending                                                $11.011         $11.835
Number of Units Outstanding at End of Year                                      122             104

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.316
Accumulation Unit Value Ending                                                $10.316         $11.669
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.770
Accumulation Unit Value Ending                                                $12.770         $14.604
Number of Units Outstanding at End of Year                                     3,041           2,613








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                           with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.646
Accumulation Unit Value Ending                                                $10.646         $10.961
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.208
Accumulation Unit Value Ending                                                $10.208         $10.824
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.205
Accumulation Unit Value Ending                                                $10.205         $10.571
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.887
Accumulation Unit Value Ending                                                $10.887         $11.405
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.009
Accumulation Unit Value Ending                                                $10.009         $10.920
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.125
Accumulation Unit Value Ending                                                $10.125         $11.287
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.530
Accumulation Unit Value Ending                                                $10.530         $11.264
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.122
Accumulation Unit Value Ending                                                $10.122         $10.259
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.284
Accumulation Unit Value Ending                                                $11.284         $12.854
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.740
Accumulation Unit Value Ending                                                $10.740         $11.073
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.718
Accumulation Unit Value Ending                                                 $9.718         $10.013
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.570
Accumulation Unit Value Ending                                                $10.570         $10.792
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.121
Accumulation Unit Value Ending                                                $10.121         $10.071
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.873
Accumulation Unit Value Ending                                                 $9.873          $9.909
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.830
Accumulation Unit Value Ending                                                $10.830         $12.563
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.527
Accumulation Unit Value Ending                                                $10.527         $11.068
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.213
Accumulation Unit Value Ending                                                $11.213         $11.633
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.385
Accumulation Unit Value Ending                                                $11.385         $12.514
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.198
Accumulation Unit Value Ending                                                $11.198         $12.030
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.234
Accumulation Unit Value Ending                                                $11.234         $12.168
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.899
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.229
Accumulation Unit Value Ending                                                $10.229         $10.361
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.771
Accumulation Unit Value Ending                                                $10.771         $10.891
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.325
Accumulation Unit Value Ending                                                $10.325         $10.682
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.554
Accumulation Unit Value Ending                                                $10.554         $10.517
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.375
Accumulation Unit Value Ending                                                $10.375         $10.560
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.710
Accumulation Unit Value Ending                                                $10.710         $11.194
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.853
Accumulation Unit Value Ending                                                 $9.853         $10.106
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.684
Accumulation Unit Value Ending                                                $10.684         $10.704
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.072
Accumulation Unit Value Ending                                                $11.072         $11.512
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.643
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.285
Accumulation Unit Value Ending                                                $11.285         $12.570
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.219
Accumulation Unit Value Ending                                                $11.219         $12.021
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.286
Accumulation Unit Value Ending                                                $10.286         $10.562
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.867
Accumulation Unit Value Ending                                                 $9.867          $9.902
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.498
Accumulation Unit Value Ending                                                $10.498         $10.466
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.188
Accumulation Unit Value Ending                                                $10.188         $10.192
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.731
Accumulation Unit Value Ending                                                $10.731         $10.767
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.125
Accumulation Unit Value Ending                                                $11.125         $10.373
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.501
Accumulation Unit Value Ending                                                $10.501         $11.661
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.393
Accumulation Unit Value Ending                                                $10.393         $10.722
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.004
Accumulation Unit Value Ending                                                $11.004         $11.143
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.826
Accumulation Unit Value Ending                                                 $9.826          $9.615
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $11.994
Accumulation Unit Value Ending                                                $11.994         $15.461
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.340
Accumulation Unit Value Ending                                                $12.340         $18.278
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.009
Accumulation Unit Value Ending                                                $11.009         $11.946
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.093
Accumulation Unit Value Ending                                                $10.093         $10.180
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.981
Accumulation Unit Value Ending                                                $10.981         $11.766
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.287
Accumulation Unit Value Ending                                                $10.287         $11.601
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.734
Accumulation Unit Value Ending                                                $12.734         $14.519
Number of Units Outstanding at End of Year                                       0               0









                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                           with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.631
Accumulation Unit Value Ending                                                $10.631         $10.929
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.194
Accumulation Unit Value Ending                                                $10.194         $10.792
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.191
Accumulation Unit Value Ending                                                $10.191         $10.540
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.872
Accumulation Unit Value Ending                                                $10.872         $11.371
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000          $9.995
Accumulation Unit Value Ending                                                 $9.995         $10.888
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.111
Accumulation Unit Value Ending                                                $10.111         $11.254
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.515
Accumulation Unit Value Ending                                                $10.515         $11.231
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.108
Accumulation Unit Value Ending                                                $10.108         $10.229
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.268
Accumulation Unit Value Ending                                                $11.268         $12.817
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.725
Accumulation Unit Value Ending                                                $10.725         $11.040
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.705
Accumulation Unit Value Ending                                                 $9.705          $9.983
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.555
Accumulation Unit Value Ending                                                $10.555         $10.761
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.107
Accumulation Unit Value Ending                                                $10.107         $10.042
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.859
Accumulation Unit Value Ending                                                 $9.859          $9.880
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.815
Accumulation Unit Value Ending                                                $10.815         $12.526
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.512
Accumulation Unit Value Ending                                                $10.512         $11.035
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.197
Accumulation Unit Value Ending                                                $11.197         $11.599
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.369
Accumulation Unit Value Ending                                                $11.369         $12.477
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.183
Accumulation Unit Value Ending                                                $11.183         $11.995
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.219
Accumulation Unit Value Ending                                                $11.219         $12.133
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.888
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.215
Accumulation Unit Value Ending                                                $10.215         $10.330
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.756
Accumulation Unit Value Ending                                                $10.756         $10.859
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.311
Accumulation Unit Value Ending                                                $10.311         $10.651
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.539
Accumulation Unit Value Ending                                                $10.539         $10.487
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.360
Accumulation Unit Value Ending                                                $10.360         $10.529
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.695
Accumulation Unit Value Ending                                                $10.695         $11.161
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.839
Accumulation Unit Value Ending                                                 $9.839         $10.076
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.669
Accumulation Unit Value Ending                                                $10.669         $10.673
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.056
Accumulation Unit Value Ending                                                $11.056         $11.478
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.631
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.270
Accumulation Unit Value Ending                                                $11.270         $12.534
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.203
Accumulation Unit Value Ending                                                $11.203         $11.986
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.272
Accumulation Unit Value Ending                                                $10.272         $10.531
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.853
Accumulation Unit Value Ending                                                 $9.853          $9.873
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.484
Accumulation Unit Value Ending                                                $10.484         $10.435
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.174
Accumulation Unit Value Ending                                                $10.174         $10.162
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.720
Accumulation Unit Value Ending                                                $10.720         $10.739
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.110
Accumulation Unit Value Ending                                                $11.110         $10.342
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.486
Accumulation Unit Value Ending                                                $10.486         $11.627
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.378
Accumulation Unit Value Ending                                                $10.378         $10.691
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $10.988
Accumulation Unit Value Ending                                                $10.988         $11.110
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.812
Accumulation Unit Value Ending                                                 $9.812          $9.587
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $11.977
Accumulation Unit Value Ending                                                $11.977         $15.416
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.323
Accumulation Unit Value Ending                                                $12.323         $18.225
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.994
Accumulation Unit Value Ending                                                $10.994         $11.911
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.079
Accumulation Unit Value Ending                                                $10.079         $10.150
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.965
Accumulation Unit Value Ending                                                $10.965         $11.731
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.273
Accumulation Unit Value Ending                                                $10.273         $11.567
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.716
Accumulation Unit Value Ending                                                $12.716         $14.477
Number of Units Outstanding at End of Year                                       0               0










                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                 with EPB (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.671
Accumulation Unit Value Ending                                                $10.671         $11.014
Number of Units Outstanding at End of Year                                      684            1,767

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.232
Accumulation Unit Value Ending                                                $10.232         $10.877
Number of Units Outstanding at End of Year                                      293             489

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.229
Accumulation Unit Value Ending                                                $10.229         $10.623
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.913
Accumulation Unit Value Ending                                                $10.913         $11.461
Number of Units Outstanding at End of Year                                      706            1,535

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.033
Accumulation Unit Value Ending                                                $10.033         $10.974
Number of Units Outstanding at End of Year                                      124             124

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.148
Accumulation Unit Value Ending                                                $10.148         $11.342
Number of Units Outstanding at End of Year                                      248             255

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.554
Accumulation Unit Value Ending                                                $10.554         $11.319
Number of Units Outstanding at End of Year                                     2,167           2,375

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.146
Accumulation Unit Value Ending                                                $10.146         $10.309
Number of Units Outstanding at End of Year                                      684            2,292

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.311
Accumulation Unit Value Ending                                                $11.311         $12.917
Number of Units Outstanding at End of Year                                     1,813           2,442

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.765
Accumulation Unit Value Ending                                                $10.765         $11.127
Number of Units Outstanding at End of Year                                     3,217           3,097

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.741
Accumulation Unit Value Ending                                                 $9.741         $10.062
Number of Units Outstanding at End of Year                                      355             147

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.594
Accumulation Unit Value Ending                                                $10.594         $10.845
Number of Units Outstanding at End of Year                                     2,764           3,185

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.145
Accumulation Unit Value Ending                                                $10.145         $10.120
Number of Units Outstanding at End of Year                                     1,377           1,979

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.896
Accumulation Unit Value Ending                                                 $9.896          $9.958
Number of Units Outstanding at End of Year                                       0             30,383

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.856
Accumulation Unit Value Ending                                                $10.856         $12.625
Number of Units Outstanding at End of Year                                      285            1,169

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.551
Accumulation Unit Value Ending                                                $10.551         $11.122
Number of Units Outstanding at End of Year                                     2,201           5,025

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.239
Accumulation Unit Value Ending                                                $11.239         $11.690
Number of Units Outstanding at End of Year                                      149             149

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.411
Accumulation Unit Value Ending                                                $11.411         $12.575
Number of Units Outstanding at End of Year                                     1,393           1,623

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.225
Accumulation Unit Value Ending                                                $11.225         $12.089
Number of Units Outstanding at End of Year                                      149             978

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.260
Accumulation Unit Value Ending                                                $11.260         $12.228
Number of Units Outstanding at End of Year                                     1,336           2,512

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.918
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.253
Accumulation Unit Value Ending                                                $10.253         $10.411
Number of Units Outstanding at End of Year                                      290            1,472

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.796
Accumulation Unit Value Ending                                                $10.796         $10.944
Number of Units Outstanding at End of Year                                      976            3,533

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.349
Accumulation Unit Value Ending                                                $10.349         $10.734
Number of Units Outstanding at End of Year                                      428             938

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.578
Accumulation Unit Value Ending                                                $10.578         $10.569
Number of Units Outstanding at End of Year                                     2,069           2,843

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.399
Accumulation Unit Value Ending                                                $10.399         $10.611
Number of Units Outstanding at End of Year                                       0              497

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $11.248
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.876
Accumulation Unit Value Ending                                                 $9.876         $10.155
Number of Units Outstanding at End of Year                                       0              648

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.709
Accumulation Unit Value Ending                                                $10.709         $10.757
Number of Units Outstanding at End of Year                                     1,946           5,018

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.097
Accumulation Unit Value Ending                                                $11.097         $11.568
Number of Units Outstanding at End of Year                                      131             611

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.663
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.312
Accumulation Unit Value Ending                                                $11.312         $12.632
Number of Units Outstanding at End of Year                                     1,981           3,331

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.245
Accumulation Unit Value Ending                                                $11.245         $12.079
Number of Units Outstanding at End of Year                                     4,071           5,235

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.310
Accumulation Unit Value Ending                                                $10.310         $10.614
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.890
Accumulation Unit Value Ending                                                 $9.890          $9.951
Number of Units Outstanding at End of Year                                       0             2,680

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.523
Accumulation Unit Value Ending                                                $10.523         $10.517
Number of Units Outstanding at End of Year                                      924            1,841

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.212
Accumulation Unit Value Ending                                                $10.212         $10.242
Number of Units Outstanding at End of Year                                     1,553           2,136

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.750
Accumulation Unit Value Ending                                                $10.750         $10.813
Number of Units Outstanding at End of Year                                       94            1,548

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.151
Accumulation Unit Value Ending                                                $11.151         $10.423
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.526
Accumulation Unit Value Ending                                                $10.526         $11.718
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.417
Accumulation Unit Value Ending                                                $10.417         $10.774
Number of Units Outstanding at End of Year                                     1,182           2,830

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.029
Accumulation Unit Value Ending                                                $11.029         $11.197
Number of Units Outstanding at End of Year                                     2,763           3,621

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.849
Accumulation Unit Value Ending                                                 $9.849          $9.662
Number of Units Outstanding at End of Year                                     1,523           2,732

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.022
Accumulation Unit Value Ending                                                $12.022         $15.536
Number of Units Outstanding at End of Year                                       0              401

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.369
Accumulation Unit Value Ending                                                $12.369         $18.368
Number of Units Outstanding at End of Year                                      582             884

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.035
Accumulation Unit Value Ending                                                $11.035         $12.004
Number of Units Outstanding at End of Year                                      754             931

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.117
Accumulation Unit Value Ending                                                $10.117         $10.229
Number of Units Outstanding at End of Year                                      706             929

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.006
Accumulation Unit Value Ending                                                $11.006         $11.823
Number of Units Outstanding at End of Year                                      187            2,147

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.311
Accumulation Unit Value Ending                                                $10.311         $11.658
Number of Units Outstanding at End of Year                                      509             509

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.764
Accumulation Unit Value Ending                                                $12.764         $14.590
Number of Units Outstanding at End of Year                                     4,436           8,945








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                    with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.656
Accumulation Unit Value Ending                                                $10.656         $10.982
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.217
Accumulation Unit Value Ending                                                $10.217         $10.845
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.215
Accumulation Unit Value Ending                                                $10.215         $10.592
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.897
Accumulation Unit Value Ending                                                $10.897         $11.427
Number of Units Outstanding at End of Year                                       0              175

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.019
Accumulation Unit Value Ending                                                $10.019         $10.942
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.134
Accumulation Unit Value Ending                                                $10.134         $11.309
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.539
Accumulation Unit Value Ending                                                $10.539         $11.286
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.132
Accumulation Unit Value Ending                                                $10.132         $10.279
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.295
Accumulation Unit Value Ending                                                $11.295         $12.880
Number of Units Outstanding at End of Year                                       0              500

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.750
Accumulation Unit Value Ending                                                $10.750         $11.095
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.727
Accumulation Unit Value Ending                                                 $9.727         $10.032
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.579
Accumulation Unit Value Ending                                                $10.579         $10.813
Number of Units Outstanding at End of Year                                       0              302

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.130
Accumulation Unit Value Ending                                                $10.130         $10.091
Number of Units Outstanding at End of Year                                       0              442

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.882
Accumulation Unit Value Ending                                                 $9.882          $9.929
Number of Units Outstanding at End of Year                                       0              897

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.840
Accumulation Unit Value Ending                                                $10.840         $12.588
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.537
Accumulation Unit Value Ending                                                $10.537         $11.089
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.223
Accumulation Unit Value Ending                                                $11.223         $11.655
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.395
Accumulation Unit Value Ending                                                $11.395         $12.539
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.209
Accumulation Unit Value Ending                                                $11.209         $12.053
Number of Units Outstanding at End of Year                                       80             829

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.245
Accumulation Unit Value Ending                                                $11.245         $12.192
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.906
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.238
Accumulation Unit Value Ending                                                $10.238         $10.381
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.781
Accumulation Unit Value Ending                                                $10.781         $10.912
Number of Units Outstanding at End of Year                                       0              232

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.335
Accumulation Unit Value Ending                                                $10.335         $10.703
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.563
Accumulation Unit Value Ending                                                $10.563         $10.538
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.384
Accumulation Unit Value Ending                                                $10.384         $10.580
Number of Units Outstanding at End of Year                                       0              120

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.720
Accumulation Unit Value Ending                                                $10.720         $11.215
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.862
Accumulation Unit Value Ending                                                 $9.862         $10.126
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.694
Accumulation Unit Value Ending                                                $10.694         $10.725
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.082
Accumulation Unit Value Ending                                                $11.082         $11.534
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.651
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.296
Accumulation Unit Value Ending                                                $11.296         $12.595
Number of Units Outstanding at End of Year                                       79             671

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.230
Accumulation Unit Value Ending                                                $11.230         $12.044
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.296
Accumulation Unit Value Ending                                                $10.296         $10.583
Number of Units Outstanding at End of Year                                       0              359

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.876
Accumulation Unit Value Ending                                                 $9.876          $9.922
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.508
Accumulation Unit Value Ending                                                $10.508         $10.487
Number of Units Outstanding at End of Year                                       0              241

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.197
Accumulation Unit Value Ending                                                $10.197         $10.212
Number of Units Outstanding at End of Year                                       0              248

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.739
Accumulation Unit Value Ending                                                $10.739         $10.785
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.136
Accumulation Unit Value Ending                                                $11.136         $10.393
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.511
Accumulation Unit Value Ending                                                $10.511         $11.684
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.403
Accumulation Unit Value Ending                                                $10.403         $10.743
Number of Units Outstanding at End of Year                                       0              118

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.014
Accumulation Unit Value Ending                                                $11.014         $11.165
Number of Units Outstanding at End of Year                                       0              113

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.835
Accumulation Unit Value Ending                                                 $9.835          $9.634
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.005
Accumulation Unit Value Ending                                                $12.005         $15.491
Number of Units Outstanding at End of Year                                       0              695

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.352
Accumulation Unit Value Ending                                                $12.352         $18.314
Number of Units Outstanding at End of Year                                       72             829

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.019
Accumulation Unit Value Ending                                                $11.019         $11.969
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.103
Accumulation Unit Value Ending                                                $10.103         $10.200
Number of Units Outstanding at End of Year                                       0              381

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.991
Accumulation Unit Value Ending                                                $10.991         $11.789
Number of Units Outstanding at End of Year                                       0              107

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.297
Accumulation Unit Value Ending                                                $10.297         $11.624
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.746
Accumulation Unit Value Ending                                                $12.746         $14.547
Number of Units Outstanding at End of Year                                       70            1,183








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                    with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.641
Accumulation Unit Value Ending                                                $10.641         $10.950
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.203
Accumulation Unit Value Ending                                                $10.203         $10.813
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.200
Accumulation Unit Value Ending                                                $10.200         $10.561
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.882
Accumulation Unit Value Ending                                                $10.882         $11.394
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.005
Accumulation Unit Value Ending                                                $10.005         $10.910
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.120
Accumulation Unit Value Ending                                                $10.120         $11.276
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.525
Accumulation Unit Value Ending                                                $10.525         $11.253
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset ManagerSM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.118
Accumulation Unit Value Ending                                                $10.118         $10.249
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.279
Accumulation Unit Value Ending                                                $11.279         $12.842
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $11.062
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.714
Accumulation Unit Value Ending                                                 $9.714         $10.003
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.565
Accumulation Unit Value Ending                                                $10.565         $10.782
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.116
Accumulation Unit Value Ending                                                $10.116         $10.061
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.869
Accumulation Unit Value Ending                                                 $9.869          $9.900
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.825
Accumulation Unit Value Ending                                                $10.825         $12.551
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.522
Accumulation Unit Value Ending                                                $10.522         $11.057
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.207
Accumulation Unit Value Ending                                                $11.207         $11.621
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.379
Accumulation Unit Value Ending                                                $11.379         $12.502
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.193
Accumulation Unit Value Ending                                                $11.193         $12.018
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.229
Accumulation Unit Value Ending                                                $11.229         $12.156
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.895
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.224
Accumulation Unit Value Ending                                                $10.224         $10.351
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.766
Accumulation Unit Value Ending                                                $10.766         $10.881
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.320
Accumulation Unit Value Ending                                                $10.320         $10.672
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.549
Accumulation Unit Value Ending                                                $10.549         $10.507
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.370
Accumulation Unit Value Ending                                                $10.370         $10.549
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.705
Accumulation Unit Value Ending                                                $10.705         $11.183
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.848
Accumulation Unit Value Ending                                                 $9.848         $10.096
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.679
Accumulation Unit Value Ending                                                $10.679         $10.694
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.067
Accumulation Unit Value Ending                                                $11.067         $11.500
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.639
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.280
Accumulation Unit Value Ending                                                $11.280         $12.558
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.214
Accumulation Unit Value Ending                                                $11.214         $12.009
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.281
Accumulation Unit Value Ending                                                $10.281         $10.552
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.862
Accumulation Unit Value Ending                                                 $9.862          $9.893
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.494
Accumulation Unit Value Ending                                                $10.494         $10.456
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.183
Accumulation Unit Value Ending                                                $10.183         $10.182
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.728
Accumulation Unit Value Ending                                                $10.728         $10.758
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.120
Accumulation Unit Value Ending                                                $11.120         $10.362
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.496
Accumulation Unit Value Ending                                                $10.496         $11.650
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.388
Accumulation Unit Value Ending                                                $10.388         $10.711
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $10.999
Accumulation Unit Value Ending                                                $10.999         $11.132
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.821
Accumulation Unit Value Ending                                                 $9.821          $9.606
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $11.988
Accumulation Unit Value Ending                                                $11.988         $15.446
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.334
Accumulation Unit Value Ending                                                $12.334         $18.261
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.004
Accumulation Unit Value Ending                                                $11.004         $11.934
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.089
Accumulation Unit Value Ending                                                $10.089         $10.170
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.976
Accumulation Unit Value Ending                                                $10.976         $11.754
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.282
Accumulation Unit Value Ending                                                $10.282         $11.590
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.728
Accumulation Unit Value Ending                                                $12.728         $14.505
Number of Units Outstanding at End of Year                                       0               0








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                        with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.626
Accumulation Unit Value Ending                                                $10.626         $10.918
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.189
Accumulation Unit Value Ending                                                $10.189         $10.782
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.186
Accumulation Unit Value Ending                                                $10.186         $10.530
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.867
Accumulation Unit Value Ending                                                $10.867         $11.360
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000          $9.991
Accumulation Unit Value Ending                                                 $9.991         $10.878
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.106
Accumulation Unit Value Ending                                                $10.106         $11.243
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.510
Accumulation Unit Value Ending                                                $10.510         $11.220
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.104
Accumulation Unit Value Ending                                                $10.104         $10.219
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.263
Accumulation Unit Value Ending                                                $11.263         $12.804
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.720
Accumulation Unit Value Ending                                                $10.720         $11.030
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.700
Accumulation Unit Value Ending                                                 $9.700          $9.974
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.550
Accumulation Unit Value Ending                                                $10.550         $10.750
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.102
Accumulation Unit Value Ending                                                $10.102         $10.032
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.855
Accumulation Unit Value Ending                                                 $9.855          $9.871
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.810
Accumulation Unit Value Ending                                                $10.810         $12.514
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.507
Accumulation Unit Value Ending                                                $10.507         $11.025
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.192
Accumulation Unit Value Ending                                                $11.192         $11.587
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.364
Accumulation Unit Value Ending                                                $11.364         $12.465
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.178
Accumulation Unit Value Ending                                                $11.178         $11.983
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.213
Accumulation Unit Value Ending                                                $11.213         $12.121
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.884
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.210
Accumulation Unit Value Ending                                                $10.210         $10.320
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.751
Accumulation Unit Value Ending                                                $10.751         $10.849
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.306
Accumulation Unit Value Ending                                                $10.306         $10.640
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.534
Accumulation Unit Value Ending                                                $10.534         $10.476
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.355
Accumulation Unit Value Ending                                                $10.355         $10.519
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.690
Accumulation Unit Value Ending                                                $10.690         $11.150
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.834
Accumulation Unit Value Ending                                                 $9.834         $10.067
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.664
Accumulation Unit Value Ending                                                $10.664         $10.663
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.051
Accumulation Unit Value Ending                                                $11.051         $11.467
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.627
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.264
Accumulation Unit Value Ending                                                $11.264         $12.521
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.198
Accumulation Unit Value Ending                                                $11.198         $11.974
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.267
Accumulation Unit Value Ending                                                $10.267         $10.521
Number of Units Outstanding at End of Year                                       0               0

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.849
Accumulation Unit Value Ending                                                 $9.849          $9.864
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.479
Accumulation Unit Value Ending                                                $10.479         $10.425
Number of Units Outstanding at End of Year                                       0               0

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.169
Accumulation Unit Value Ending                                                $10.169         $10.152
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.717
Accumulation Unit Value Ending                                                $10.717         $10.730
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.105
Accumulation Unit Value Ending                                                $11.105         $10.332
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.482
Accumulation Unit Value Ending                                                $10.482         $11.616
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.374
Accumulation Unit Value Ending                                                $10.374         $10.680
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $10.983
Accumulation Unit Value Ending                                                $10.983         $11.099
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.808
Accumulation Unit Value Ending                                                 $9.808          $9.578
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $11.972
Accumulation Unit Value Ending                                                $11.972         $15.401
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.317
Accumulation Unit Value Ending                                                $12.317         $18.207
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.989
Accumulation Unit Value Ending                                                $10.989         $11.899
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.075
Accumulation Unit Value Ending                                                $10.075         $10.140
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.960
Accumulation Unit Value Ending                                                $10.960         $11.720
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.268
Accumulation Unit Value Ending                                                $10.268         $11.556
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.711
Accumulation Unit Value Ending                                                $12.711         $14.462
Number of Units Outstanding at End of Year                                       0               0








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                              with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.651
Accumulation Unit Value Ending                                                $10.651         $10.972
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.213
Accumulation Unit Value Ending                                                $10.213         $10.834
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.210
Accumulation Unit Value Ending                                                $10.210         $10.581
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.892
Accumulation Unit Value Ending                                                $10.892         $11.416
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.014
Accumulation Unit Value Ending                                                $10.014         $10.931
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.130
Accumulation Unit Value Ending                                                $10.130         $11.298
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.535
Accumulation Unit Value Ending                                                $10.535         $11.275
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.127
Accumulation Unit Value Ending                                                $10.127         $10.269
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.290
Accumulation Unit Value Ending                                                $11.290         $12.867
Number of Units Outstanding at End of Year                                       0               36

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.745
Accumulation Unit Value Ending                                                $10.745         $11.084
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.723
Accumulation Unit Value Ending                                                 $9.723         $10.022
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.575
Accumulation Unit Value Ending                                                $10.575         $10.803
Number of Units Outstanding at End of Year                                       0               35

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.126
Accumulation Unit Value Ending                                                $10.126         $10.081
Number of Units Outstanding at End of Year                                       0               75

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.878
Accumulation Unit Value Ending                                                 $9.878          $9.919
Number of Units Outstanding at End of Year                                       0              114

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.835
Accumulation Unit Value Ending                                                $10.835         $12.575
Number of Units Outstanding at End of Year                                       0               51

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.532
Accumulation Unit Value Ending                                                $10.532         $11.079
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.218
Accumulation Unit Value Ending                                                $11.218         $11.644
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.390
Accumulation Unit Value Ending                                                $11.390         $12.526
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.204
Accumulation Unit Value Ending                                                $11.204         $12.042
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.239
Accumulation Unit Value Ending                                                $11.239         $12.180
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.903
Number of Units Outstanding at End of Year                                       --              0

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.234
Accumulation Unit Value Ending                                                $10.234         $10.371
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.776
Accumulation Unit Value Ending                                                $10.776         $10.902
Number of Units Outstanding at End of Year                                       0               35

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.330
Accumulation Unit Value Ending                                                $10.330         $10.692
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.558
Accumulation Unit Value Ending                                                $10.558         $10.528
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.379
Accumulation Unit Value Ending                                                $10.379         $10.570
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.715
Accumulation Unit Value Ending                                                $10.715         $11.205
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.857
Accumulation Unit Value Ending                                                 $9.857         $10.116
Number of Units Outstanding at End of Year                                       0               23

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.689
Accumulation Unit Value Ending                                                $10.689         $10.715
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.077
Accumulation Unit Value Ending                                                $11.077         $11.523
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.647
Number of Units Outstanding at End of Year                                       --              0

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.291
Accumulation Unit Value Ending                                                $11.291         $12.583
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.224
Accumulation Unit Value Ending                                                $11.224         $12.032
Number of Units Outstanding at End of Year                                       0               0

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.291
Accumulation Unit Value Ending                                                $10.291         $10.572
Number of Units Outstanding at End of Year                                       0               72

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.872
Accumulation Unit Value Ending                                                 $9.872          $9.912
Number of Units Outstanding at End of Year                                       0             2,282

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.503
Accumulation Unit Value Ending                                                $10.503         $10.476
Number of Units Outstanding at End of Year                                       0               72

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.193
Accumulation Unit Value Ending                                                $10.193         $10.202
Number of Units Outstanding at End of Year                                       0               74

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.735
Accumulation Unit Value Ending                                                $10.735         $10.776
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.130
Accumulation Unit Value Ending                                                $11.130         $10.383
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.506
Accumulation Unit Value Ending                                                $10.506         $11.673
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.398
Accumulation Unit Value Ending                                                $10.398         $10.732
Number of Units Outstanding at End of Year                                       0               36

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.009
Accumulation Unit Value Ending                                                $11.009         $11.154
Number of Units Outstanding at End of Year                                       0               34

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.830
Accumulation Unit Value Ending                                                 $9.830          $9.625
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.000
Accumulation Unit Value Ending                                                $12.000         $15.476
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.346
Accumulation Unit Value Ending                                                $12.346         $18.296
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.014
Accumulation Unit Value Ending                                                $11.014         $11.958
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.098
Accumulation Unit Value Ending                                                $10.098         $10.190
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.986
Accumulation Unit Value Ending                                                $10.986         $11.777
Number of Units Outstanding at End of Year                                       0               32

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.292
Accumulation Unit Value Ending                                                $10.292         $11.613
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.740
Accumulation Unit Value Ending                                                $12.740         $14.533
Number of Units Outstanding at End of Year                                       0               16








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                          with MAV (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.681
Accumulation Unit Value Ending                                                $10.681         $11.036
Number of Units Outstanding at End of Year                                      673            2,107

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.241
Accumulation Unit Value Ending                                                $10.241         $10.898
Number of Units Outstanding at End of Year                                       0              128

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.238
Accumulation Unit Value Ending                                                $10.238         $10.643
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.923
Accumulation Unit Value Ending                                                $10.923         $11.483
Number of Units Outstanding at End of Year                                     1,580           1,880

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.042
Accumulation Unit Value Ending                                                $10.042         $10.995
Number of Units Outstanding at End of Year                                      711            2,125

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.158
Accumulation Unit Value Ending                                                $10.158         $11.364
Number of Units Outstanding at End of Year                                      166             155

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.564
Accumulation Unit Value Ending                                                $10.564         $11.341
Number of Units Outstanding at End of Year                                     6,342           19,808

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.155
Accumulation Unit Value Ending                                                $10.155         $10.329
Number of Units Outstanding at End of Year                                     3,320           2,469

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.321
Accumulation Unit Value Ending                                                $11.321         $12.942
Number of Units Outstanding at End of Year                                     8,974           27,262

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.775
Accumulation Unit Value Ending                                                $10.775         $11.149
Number of Units Outstanding at End of Year                                     12,245          10,195

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.750
Accumulation Unit Value Ending                                                 $9.750         $10.081
Number of Units Outstanding at End of Year                                     2,760           6,355

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.604
Accumulation Unit Value Ending                                                $10.604         $10.866
Number of Units Outstanding at End of Year                                     13,720          30,063

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.154
Accumulation Unit Value Ending                                                $10.154         $10.140
Number of Units Outstanding at End of Year                                     13,913          15,474

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.905
Accumulation Unit Value Ending                                                 $9.905          $9.977
Number of Units Outstanding at End of Year                                     12,850          33,219

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.866
Accumulation Unit Value Ending                                                $10.866         $12.649
Number of Units Outstanding at End of Year                                      771            10,086

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.561
Accumulation Unit Value Ending                                                $10.561         $11.143
Number of Units Outstanding at End of Year                                       0              139

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.249
Accumulation Unit Value Ending                                                $11.249         $11.712
Number of Units Outstanding at End of Year                                     4,924           4,923

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.422
Accumulation Unit Value Ending                                                $11.422         $12.600
Number of Units Outstanding at End of Year                                       0             1,699

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.235
Accumulation Unit Value Ending                                                $11.235         $12.112
Number of Units Outstanding at End of Year                                     1,536           12,439

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.271
Accumulation Unit Value Ending                                                $11.271         $12.251
Number of Units Outstanding at End of Year                                       0              373

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.925
Number of Units Outstanding at End of Year                                       --            1,895

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.262
Accumulation Unit Value Ending                                                $10.262         $10.432
Number of Units Outstanding at End of Year                                      971              0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.806
Accumulation Unit Value Ending                                                $10.806         $10.966
Number of Units Outstanding at End of Year                                     8,397           14,725

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.359
Accumulation Unit Value Ending                                                $10.359         $10.755
Number of Units Outstanding at End of Year                                       0              470

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.588
Accumulation Unit Value Ending                                                $10.588         $10.589
Number of Units Outstanding at End of Year                                     3,977           4,887

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.408
Accumulation Unit Value Ending                                                $10.408         $10.632
Number of Units Outstanding at End of Year                                       0             4,112

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.745
Accumulation Unit Value Ending                                                $10.745         $11.270
Number of Units Outstanding at End of Year                                       0              459

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.885
Accumulation Unit Value Ending                                                 $9.885         $10.175
Number of Units Outstanding at End of Year                                      791             544

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.719
Accumulation Unit Value Ending                                                $10.719         $10.778
Number of Units Outstanding at End of Year                                     4,193           5,134

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.108
Accumulation Unit Value Ending                                                $11.108         $11.590
Number of Units Outstanding at End of Year                                      943            2,510

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.671
Number of Units Outstanding at End of Year                                       --             417

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.322
Accumulation Unit Value Ending                                                $11.322         $12.656
Number of Units Outstanding at End of Year                                     4,356           5,459

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.256
Accumulation Unit Value Ending                                                $11.256         $12.103
Number of Units Outstanding at End of Year                                     5,298           19,667

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.319
Accumulation Unit Value Ending                                                $10.319         $10.634
Number of Units Outstanding at End of Year                                       0             5,310

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.899
Accumulation Unit Value Ending                                                 $9.899          $9.970
Number of Units Outstanding at End of Year                                     1,642           18,027

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.533
Accumulation Unit Value Ending                                                $10.533         $10.538
Number of Units Outstanding at End of Year                                     14,939          23,913

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.221
Accumulation Unit Value Ending                                                $10.221         $10.262
Number of Units Outstanding at End of Year                                     2,544           9,506

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.757
Accumulation Unit Value Ending                                                $10.757         $10.831
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.162
Accumulation Unit Value Ending                                                $11.162         $10.444
Number of Units Outstanding at End of Year                                     6,146           5,963

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.535
Accumulation Unit Value Ending                                                $10.535         $11.741
Number of Units Outstanding at End of Year                                       0             2,718

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.427
Accumulation Unit Value Ending                                                $10.427         $10.795
Number of Units Outstanding at End of Year                                      812            7,799

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.039
Accumulation Unit Value Ending                                                $11.039         $11.219
Number of Units Outstanding at End of Year                                     4,165           36,088

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.858
Accumulation Unit Value Ending                                                 $9.858          $9.681
Number of Units Outstanding at End of Year                                       0              419

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.033
Accumulation Unit Value Ending                                                $12.033         $15.567
Number of Units Outstanding at End of Year                                      840            5,085

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.380
Accumulation Unit Value Ending                                                $12.380         $18.403
Number of Units Outstanding at End of Year                                       0             5,352

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.045
Accumulation Unit Value Ending                                                $11.045         $12.028
Number of Units Outstanding at End of Year                                       0              426

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.126
Accumulation Unit Value Ending                                                $10.126         $10.249
Number of Units Outstanding at End of Year                                     5,053           7,045

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.017
Accumulation Unit Value Ending                                                $11.017         $11.846
Number of Units Outstanding at End of Year                                     2,434           6,892

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.321
Accumulation Unit Value Ending                                                $10.321         $11.681
Number of Units Outstanding at End of Year                                       0             1,716

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.776
Accumulation Unit Value Ending                                                $12.776         $14.618
Number of Units Outstanding at End of Year                                     8,624           19,150








                                                      Accumulation Unit Values(1)
                                                    LBL Consultant Solutions Select
                                      with+ EEDB 71-79 (& with/without SPB and with/without ABR)

                                                                                    Year ending
                                                                                    December 31,
Subaccount                                                                      2004            2005
-----------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.661
Accumulation Unit Value Ending                                                $10.661         $10.993
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Capital Appreciation - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.222
Accumulation Unit Value Ending                                                $10.222         $10.856
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Core Equity - Series II(1)
Accumulation Unit Value Beginning                                                --              --
Accumulation Unit Value Ending                                                   --              --
Number of Units Outstanding at End of Year                                       --              --

AIM V.I. Demographic Trends - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.219
Accumulation Unit Value Ending                                                $10.219         $10.602
Number of Units Outstanding at End of Year                                       0               0

AIM V.I. Mid Cap Core Equity - Series II
Accumulation Unit Value Beginning                                             $10.000         $10.902
Accumulation Unit Value Ending                                                $10.902         $11.438
Number of Units Outstanding at End of Year                                       0               0

Alger American Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.023
Accumulation Unit Value Ending                                                $10.023         $10.952
Number of Units Outstanding at End of Year                                       0               0

Alger American Leveraged AllCap - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.139
Accumulation Unit Value Ending                                                $10.139         $11.320
Number of Units Outstanding at End of Year                                       0               0

Alger American MidCap Growth - Class S
Accumulation Unit Value Beginning                                             $10.000         $10.544
Accumulation Unit Value Ending                                                $10.544         $11.297
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Asset Manager SM - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.137
Accumulation Unit Value Ending                                                $10.137         $10.289
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Contrafund(R) Portfolio - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $11.300
Accumulation Unit Value Ending                                                $11.300         $12.892
Number of Units Outstanding at End of Year                                       0             1,069

Fidelity VIP Equity-Income - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.755
Accumulation Unit Value Ending                                                $10.755         $11.105
Number of Units Outstanding at End of Year                                       0              489

Fidelity VIP Growth - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.732
Accumulation Unit Value Ending                                                 $9.732         $10.042
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Index 500 - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.584
Accumulation Unit Value Ending                                                $10.584         $10.824
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Investment Grade Bond - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.135
Accumulation Unit Value Ending                                                $10.135         $10.101
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Money Market - Service Class 2
Accumulation Unit Value Beginning                                             $10.000          $9.887
Accumulation Unit Value Ending                                                 $9.887          $9.939
Number of Units Outstanding at End of Year                                       0               0

Fidelity VIP Overseas - Service Class 2
Accumulation Unit Value Beginning                                             $10.000         $10.845
Accumulation Unit Value Ending                                                $10.845         $12.600
Number of Units Outstanding at End of Year                                       0              539

Janus Aspen Series Balanced: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $10.542
Accumulation Unit Value Ending                                                $10.542         $11.100
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Foreign Stock - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.228
Accumulation Unit Value Ending                                                $11.228         $11.667
Number of Units Outstanding at End of Year                                       0              765

Janus Aspen Series Forty: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.401
Accumulation Unit Value Ending                                                $11.401         $12.551
Number of Units Outstanding at End of Year                                       0              714

Janus Aspen Series Mid Cap Value: Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.214
Accumulation Unit Value Ending                                                $11.214         $12.065
Number of Units Outstanding at End of Year                                       0              755

Janus Aspen Series INTECH Risk-Managed Core - Service Shares(2)
Accumulation Unit Value Beginning                                             $10.000         $11.250
Accumulation Unit Value Ending                                                $11.250         $12.204
Number of Units Outstanding at End of Year                                       0               0

Janus Aspen Series Small Company Value - Service Shares
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $10.910
Number of Units Outstanding at End of Year                                       --             412

Legg Mason Partners Variable All Cap - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.243
Accumulation Unit Value Ending                                                $10.243         $10.391
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable High Yield Bond - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.786
Accumulation Unit Value Ending                                                $10.786         $10.923
Number of Units Outstanding at End of Year                                       0               0

Legg Mason Partners Variable Investors - Class II(3)
Accumulation Unit Value Beginning                                             $10.000         $10.339
Accumulation Unit Value Ending                                                $10.339         $10.713
Number of Units Outstanding at End of Year                                       0               0

MFS High Income Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.568
Accumulation Unit Value Ending                                                $10.568         $10.548
Number of Units Outstanding at End of Year                                       0              411

MFS Investors Growth Stock Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.389
Accumulation Unit Value Ending                                                $10.389         $10.591
Number of Units Outstanding at End of Year                                       0               0

MFS Investors Trust Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.725
Accumulation Unit Value Ending                                                $10.725         $11.226
Number of Units Outstanding at End of Year                                       0               0

MFS New Discovery Series - Service Class
Accumulation Unit Value Beginning                                             $10.000          $9.867
Accumulation Unit Value Ending                                                 $9.867         $10.136
Number of Units Outstanding at End of Year                                       0               0

MFS Total Return Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $10.699
Accumulation Unit Value Ending                                                $10.699         $10.736
Number of Units Outstanding at End of Year                                       0               0

MFS Value Series - Service Class
Accumulation Unit Value Beginning                                             $10.000         $11.087
Accumulation Unit Value Ending                                                $11.087         $11.545
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer MidCap Fund/VA - Service Shares(4)
Accumulation Unit Value Beginning                                                --           $10.000
Accumulation Unit Value Ending                                                   --           $11.655
Number of Units Outstanding at End of Year                                       --             466

Oppenheimer Global Securities Fund/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.301
Accumulation Unit Value Ending                                                $11.301         $12.607
Number of Units Outstanding at End of Year                                       0               0

Oppenheimer Main Street Small Cap Fund(R)/VA - Service Shares
Accumulation Unit Value Beginning                                             $10.000         $11.235
Accumulation Unit Value Ending                                                $11.235         $12.056
Number of Units Outstanding at End of Year                                       0              228

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.300
Accumulation Unit Value Ending                                                $10.300         $10.593
Number of Units Outstanding at End of Year                                       0              406

PIMCO Money Market - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000          $9.881
Accumulation Unit Value Ending                                                 $9.881          $9.931
Number of Units Outstanding at End of Year                                       0               0

PIMCO Real Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.513
Accumulation Unit Value Ending                                                $10.513         $10.497
Number of Units Outstanding at End of Year                                       0              653

PIMCO Total Return - Administrative Shares
Accumulation Unit Value Beginning                                             $10.000         $10.202
Accumulation Unit Value Ending                                                $10.202         $10.222
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Balanced(5)
Accumulation Unit Value Beginning                                             $10.000         $10.742
Accumulation Unit Value Ending                                                $10.742         $10.794
Number of Units Outstanding at End of Year                                       0               0

Premier VIT OpCap Renaissance
Accumulation Unit Value Beginning                                             $10.000         $11.141
Accumulation Unit Value Ending                                                $11.141         $10.403
Number of Units Outstanding at End of Year                                       0               0

Rydex VT Sector Rotation
Accumulation Unit Value Beginning                                             $10.000         $10.516
Accumulation Unit Value Ending                                                $10.516         $11.695
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Blue Chip Growth - II
Accumulation Unit Value Beginning                                             $10.000         $10.408
Accumulation Unit Value Ending                                                $10.408         $10.753
Number of Units Outstanding at End of Year                                       0               0

T. Rowe Price Equity Income - II
Accumulation Unit Value Beginning                                             $10.000         $11.019
Accumulation Unit Value Ending                                                $11.019         $11.176
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Absolute Return Fund
Accumulation Unit Value Beginning                                             $10.000          $9.840
Accumulation Unit Value Ending                                                 $9.840          $9.643
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Emerging Markets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.011
Accumulation Unit Value Ending                                                $12.011         $15.506
Number of Units Outstanding at End of Year                                       0               0

Van Eck Worldwide Hard Assets Fund
Accumulation Unit Value Beginning                                             $10.000         $12.357
Accumulation Unit Value Ending                                                $12.357         $18.332
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Aggressive Growth - Class II
Accumulation Unit Value Beginning                                             $10.000         $11.025
Accumulation Unit Value Ending                                                $11.025         $11.981
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Government - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.108
Accumulation Unit Value Ending                                                $10.108         $10.210
Number of Units Outstanding at End of Year                                       0               0

Van Kampen LIT Growth and Income - Class II
Accumulation Unit Value Beginning                                             $10.000         $10.996
Accumulation Unit Value Ending                                                $10.996         $11.800
Number of Units Outstanding at End of Year                                       0              752

Van Kampen UIF Equity Growth - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $10.302
Accumulation Unit Value Ending                                                $10.302         $11.635
Number of Units Outstanding at End of Year                                       0               0

Van Kampen UIF U.S. Real Estate - Class II(6)
Accumulation Unit Value Beginning                                             $10.000         $12.752
Accumulation Unit Value Ending                                                $12.752         $14.562
Number of Units Outstanding at End of Year                                       0               0


(1) Effective May 1, 2006, the AIM V.I. Premier Equity Fund - Series II was reorganized into the AIM V.I. Core Equity Fund - Series II. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(2) Effective May 1, 2006, the Janus Aspen Series Risk-Managed Core-Service Shares changed its name to the Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective May 1, 2006, the Oppenheimer Aggressive Growth Fund/VA-Service Shares changed its name to the Oppenheimer MidCap Fund/VA - Service Shares. We have made a corresponding change in the name of the Variable Sub-account that invests in that Portfolio.

(5) Effective April 30, 2004, the LSA Balanced Fund was reorganized into the Premier VIT OpCap Balanced Portfolio. Accordingly, on April 30, 2004 we combined the LSA Balanced Variable Sub-account into the Premier VIT OpCap Balanced Variable Sub-account.

(6) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                                      ------------------------------------------------------
(IN THOUSANDS)                                                              2005                2004               2003
                                                                      ----------------    ---------------    ---------------
REVENUES
Net investment income                                               $         13,632    $        11,234    $        11,434
Realized capital gains and losses                                               (174)                 5                 73
                                                                      ----------------    ---------------    ---------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                              13,458             11,239             11,507
Income tax expense                                                             4,671              3,925              4,092
                                                                      ----------------    ---------------    ---------------

NET INCOME                                                                     8,787              7,314              7,415
                                                                      ----------------    ---------------    ---------------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in unrealized net capital gains and losses                             (4,772)            (1,786)            (3,557)
                                                                      ----------------    ---------------    ---------------

COMPREHENSIVE INCOME                                                $          4,015    $         5,528     $        3,858
                                                                      ================    ===============    ===============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                              DECEMBER 31,
                                                                                       -------------------------------------
                                                                                             2005                2004
                                                                                       -----------------    ----------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $266,457 and $234,371)     $          267,545   $         242,799
   Short-term                                                                                     3,824              30,408
                                                                                       -----------------    ----------------
      Total investments                                                                         271,369             273,207

Cash                                                                                              8,349              10,532
Reinsurance recoverable from Allstate Life Insurance Company                                 18,350,983          17,083,056
Reinsurance recoverable from non-affiliates                                                   1,019,850             839,738
Receivable from affiliates, net                                                                  10,394              27,449
Current income taxes receivable                                                                       -                  38
Other assets                                                                                     96,059              83,853
Separate accounts                                                                             2,718,509           2,368,312
                                                                                       -----------------    ----------------
        TOTAL ASSETS                                                                 $       22,475,513   $      20,686,185
                                                                                       =================    ================

LIABILITIES
Contractholder funds                                                                 $       17,462,104   $      16,231,489
Reserve for life-contingent contract benefits                                                 1,892,194           1,671,729
Unearned premiums                                                                                26,992              23,362
Deferred income taxes                                                                               591               3,257
Current income taxes payable                                                                      4,769                   -
Other liabilities and accrued expenses                                                          101,103             122,800
Separate accounts                                                                             2,718,509           2,368,312
                                                                                       -----------------    ----------------
        TOTAL LIABILITIES                                                                    22,206,262          20,420,949
                                                                                       -----------------    ----------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                         2,500               2,500
Additional capital paid-in                                                                      180,000             180,000
Retained income                                                                                  86,044              77,257
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                          707               5,479
                                                                                       -----------------    ----------------
        Total accumulated other comprehensive income                                                707               5,479
                                                                                       -----------------    ----------------
        TOTAL SHAREHOLDER'S EQUITY                                                              269,251             265,236
                                                                                       -----------------    ----------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                   $       22,475,513   $      20,686,185
                                                                                       =================    ================

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                    YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------------
(IN THOUSANDS)                                                             2005              2004               2003
                                                                      ---------------    --------------    ---------------
COMMON STOCK                                                        $         2,500    $        2,500    $         2,500
                                                                      ---------------    --------------    ---------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                  180,000           130,305            126,750
Capital contribution                                                              -            49,695              3,555
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                        180,000           180,000            130,305
                                                                      ---------------    --------------    ---------------

RETAINED INCOME
Balance, beginning of year                                                   77,257            69,943             62,528
Net income                                                                    8,787             7,314              7,415
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                         86,044            77,257             69,943
                                                                      ---------------    --------------    ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                    5,479             7,265             10,822
Change in unrealized net capital gains and losses                            (4,772)           (1,786)            (3,557)
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                            707             5,479              7,265
                                                                      ---------------    --------------    ---------------

TOTAL SHAREHOLDER'S EQUITY                                          $       269,251    $      265,236    $       210,013
                                                                      ===============    ==============    ===============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                         YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
(IN THOUSANDS)                                                                     2005             2004            2003
                                                                               ------------    -------------    ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                   $      8,787    $       7,314    $      7,415
Adjustments to reconcile net income to net cash provided by operating activities:
          Amortization and other non-cash items                                       466              293               2
          Realized capital gains and losses                                           174               (5)            (73)
          Changes in:
             Reserve for life-contingent contract benefits and
              contractholder funds, net of reinsurance recoverables                 3,041          (11,474)         (1,358)
             Income taxes                                                           4,709            1,438             184
             Receivable/payable to affiliates, net                                 17,055          (50,781)        (89,833)
             Other operating assets and liabilities                               (22,674)          49,016         (10,111)
                                                                               ------------    -------------    ------------
                Net cash provided by (used in) operating activities                11,558           (4,199)        (93,774)
                                                                               ------------    -------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                       5,066            1,007          19,930
          Investment collections                                                   22,557           15,667          32,686
          Investments purchases                                                   (67,948)         (45,793)        (67,729)
Change in short-term investments                                                   26,584          (29,301)          2,094
                                                                               ------------    -------------    ------------
                Net cash used in investing activities                             (13,741)         (58,420)        (13,019)
                                                                               ------------    -------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                   -             49,695             -
                                                                               ------------    -------------    ------------
               Net cash provided by financing activities                               -             49,695             -
                                                                               ------------    -------------    ------------

NET DECREASE IN CASH                                                               (2,183)         (12,924)       (106,793)
CASH AT BEGINNING OF YEAR                                                          10,532           23,456         130,249
                                                                               ------------    -------------    ------------
CASH AT END OF YEAR                                                          $      8,349    $      10,532    $     23,456
                                                                               ============    =============    ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2005 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest sensitive-life and traditional life insurance, variable life insurance and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2005, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, banks and broker-dealers. The Company sells products through independent agencies affiliated with master brokerage agencies. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

financial instruments ("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

REINSURANCE

     The Company has reinsurance agreements whereby the Company cedes the mortality risk on certain life policies, depending upon the issue year and product, to a pool of twelve non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage. The remaining amounts are ceded to ALIC.

     Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (See Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are ceded to ALIC. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position (See Note 6).

     Pursuant to the adoption of Statement of Position ("SOP") 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

ADOPTED ACCOUNTING STANDARDS

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
  NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
  03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements. It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
 AID ("TPA") RE.

 SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 may have a material impact on the Company's Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. Any impact resulting from the adoption of SOP 05-1 on the Company's results of operations will be ceded to ALIC under the terms of the reinsurance agreements.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND
  ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

3.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $158.7 million, $161.4 million and $112.6 million in 2005, 2004 and 2003, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $659 thousand, $447 thousand and $138 thousand for the years ended December 31, 2005, 2004 and 2003, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $44.6 million, $41.7 million and $35.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                       ---------------------------------------------
(IN THOUSANDS)                                                            2005             2004            2003
                                                                       -----------      -----------     ------------
Premiums and contract charges                                      $      461,496  $       405,748  $       546,741
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                   1,483,707        1,354,508        1,272,290

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand and $3.2 million from AIC in 2004 and 2003, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements. The Company did not receive any structured settlement premiums from AIC in 2005.

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

     During the third quarter of 2003, ALIC authorized the forgiveness of $3.6 million of inter-company debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding under the intercompany loan agreement to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                     GROSS UNREALIZED
(IN THOUSANDS)                                AMORTIZED        --------------------------------           FAIR
                                                 COST              GAINS             LOSSES               VALUE
                                             -------------     --------------     --------------     --------------
AT DECEMBER 31, 2005
U.S. government and agencies             $         99,197  $           3,333  $         (1,139)  $         101,391
Corporate                                          91,424              1,133            (1,746)             90,811
Municipal                                             503                 41                  -                544
Mortgage-backed securities                         32,362                209              (606)             31,965
Commercial mortgage-backed securities              27,851                 69              (704)             27,216
Asset-backed securities                            15,120                546               (48)             15,618
                                             -------------     --------------     --------------     --------------
     Total fixed income securities       $        266,457  $           5,331  $         (4,243)  $         267,545
                                             =============     ==============     ==============     ==============

AT DECEMBER 31, 2004
U.S. government and agencies             $         81,655  $           4,793  $           (291)  $          86,157
Corporate                                          81,711              2,871              (725)             83,857
Municipal                                             502                 62                  -                564
Mortgage-backed securities                         28,942                587               (27)             29,502
Commercial mortgage-backed securities              26,391                398              (262)             26,527
Asset-backed securities                            15,170              1,049               (27)             16,192
                                             -------------     --------------     --------------     --------------
     Total fixed income securities       $        234,371  $           9,760    $       (1,332)    $       242,799
                                             =============     ==============     ==============     ==============

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                                               AMORTIZED                  FAIR
(IN THOUSANDS)                                                                   COST                    VALUE
                                                                           ------------------      -------------------
Due in one year or less                                               $               11,681   $               11,764
Due after one year through five years                                                 84,087                   84,444
Due after five years through ten years                                                87,597                   86,105
Due after ten years                                                                   35,610                   37,649
                                                                           ------------------      -------------------
                                                                                     218,975                  219,962
Mortgage and asset-backed securities                                                  47,482                   47,583
                                                                           ------------------      -------------------
     Total                                                            $              266,457   $              267,545
                                                                           ==================      ===================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2005               2004               2003
                                                                    --------------     --------------     --------------
Fixed income securities                                         $          13,190   $         11,297   $         11,324
Short-term investments                                                        689                185                384
                                                                    --------------     --------------     --------------
     Investment income, before expense                                     13,879             11,482             11,708
     Investment expense                                                       247                248                274
                                                                    --------------     --------------     --------------
     Net investment income                                      $          13,632   $         11,234   $         11,434
                                                                    ==============     ==============     ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Fixed income securities                                          $         (174)  $            5   $            73
Income tax benefit (expense)                                                 60               (2)              (26)
                                                                    -------------     ------------     -------------
Realized capital gains and losses, after-tax                     $         (114)  $            3   $            47
                                                                    =============     ============     =============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Dispositions                                                     $         (174)  $            5   $            73
                                                                    -------------     ------------     -------------
     Realized capital gains and losses                                     (174)               5                73
     Income tax benefit (expense)                                            60               (2)              (26)
                                                                    -------------     ------------     -------------
     Realized capital gains and losses, after-tax                $         (114)  $            3   $            47
                                                                    =============     ============     =============

     Gross gains of $5 thousand and $289 thousand were realized on fixed income securities during 2004 and 2003, respectively. Gross losses of $174 thousand and $216 thousand were realized on sales of fixed income securities during 2005 and 2003, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31 are as follows:

                                                               GROSS UNREALIZED
(IN THOUSANDS)                                   FAIR       -----------------------    UNREALIZED
AT DECEMBER 31, 2005                            VALUE         GAINS       LOSSES       NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                    $     267,545  $     5,331  $   (4,243)  $       1,088
Deferred income taxes                                                                        (381)
                                                                                      -------------
Unrealized net capital gains and losses                                             $         707
                                                                                      =============

                                                               GROSS UNREALIZED
(IN THOUSANDS)                                   FAIR       -----------------------    UNREALIZED
AT DECEMBER 31, 2004                            VALUE         GAINS       LOSSES       NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                    $     242,799  $     9,760  $   (1,332)  $       8,428
Deferred income taxes                                                                      (2,949)
                                                                                      -------------
Unrealized net capital gains and losses                                             $       5,479
                                                                                      =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Fixed income securities                                           $      (7,340)   $      (2,748)   $       (5,473)
Deferred income taxes                                                     2,568              962             1,916
                                                                    -------------     ------------     -------------
Decrease in unrealized net capital gains and losses               $      (4,772)   $      (1,786)   $       (3,557)
                                                                    =============     ============     =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                    --------------------------------------   --------------------------------------       TOTAL
($ IN THOUSANDS)                     NUMBER OF       FAIR       UNREALIZED    NUMBER OF       FAIR       UNREALIZED    UNREALIZED
AT DECEMBER 31, 2005                   ISSUES        VALUE        LOSSES       ISSUES         VALUE        LOSSES        LOSSES
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
Fixed income securities
   U.S. Government and
   agencies                                  9   $   46,404    $     (625)            3   $   11,682    $     (514)   $   (1,139)
   Corporate                                18       46,255        (1,059)            8       10,301          (687)       (1,746)
   Mortgage-backed securities                7       24,100          (507)            3        2,970           (99)         (606)
   Commercial mortgage-backed
   securities                                8       16,503          (296)            2        5,669          (408)         (704)
   Asset-backed securities                   -            -             -             1          961           (48)          (48)
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total                                    42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

Investment grade fixed
income securities                           42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
Below investment grade
fixed income securities                      -            -             -             -            -             -             -
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total fixed income
   securities                               42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

AT DECEMBER 31, 2004
Fixed income securities
   U.S. government and agencies              5   $   17,511    $     (171)            1   $    4,034    $     (120)   $     (291)
   Corporate                                 6       15,344           (77)            8       11,567          (648)         (725)
   Mortgage-backed securities                4        3,693           (27)            -            -             -           (27)
   Commercial mortgage-backed
   securities                                1        2,925           (89)            1        2,898          (173)         (262)
   Asset-backed securities                   1          984           (27)            -            -             -           (27)
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total                                    17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========
Investment grade fixed
income securities                           17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
Below investment grade
fixed income securities                      -            -             -             -            -             -             -
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total fixed income securities            17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

     At December 31, 2005, the Company had unrealized losses of $4.2 million which related to 59 holdings of fixed income securities with a fair value of $164.8 million. All unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $2.5 million were in an unrealized loss position for a period less than twelve months and $1.8 million were in an unrealized loss position for a period of twelve months or more. Additionally, all unrealized losses were rated investment grade. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     At December 31, 2004, the Company had unrealized losses of $1.3 million which related to 27 holdings of fixed income securities with a fair value of $59.0 million. All unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $391 thousand were in an unrealized loss position for a period less than twelve months and $941 thousand were in an unrealized loss position for a period of twelve months or more. Additionally, all unrealized losses were rated investment grade.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover in value.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OTHER INVESTMENT INFORMATION

     At December 31, 2005, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5.  Financial Instruments

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since reinsurance recoverables, net, reserve for life-contingent contract benefits and deferred income taxes are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

(IN THOUSANDS)                                          DECEMBER 31, 2005                   DECEMBER 31, 2004
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING           FAIR
                                                     VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                         $      267,545    $      267,545    $      242,799   $      242,799
Short-term investments                                   3,824             3,824            30,408           30,408
Separate accounts                                    2,718,509         2,718,509         2,368,312        2,368,312

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

(IN THOUSANDS)                                             DECEMBER 31, 2005                  DECEMBER 31, 2004
                                                     -------------------------------    -------------------------------
                                                        CARRYING            FAIR           CARRYING           FAIR
                                                         VALUE             VALUE            VALUE             VALUE
                                                     -------------     -------------    -------------    --------------
Contractholder funds on investment contracts       $   14,931,738    $   14,122,657   $   13,778,428   $    13,132,656
Separate accounts                                       2,718,509         2,718,509        2,368,312         2,368,312

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments:

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2005

Equity-indexed and forward starting
  options in life and annuity product
  contracts                              $   2,356,357     $   (105,754)    $          -     $      (105,754)

Guaranteed accumulation benefits               242,234              288                -                 288

Guaranteed withdrawal benefits                  26,390              (14)               -                 (14)

Other embedded derivative financial
  instruments                                    3,775               (5)               -                  (5)

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2004

Equity-indexed and forward starting
  options in life and annuity product
  contracts                              $   1,712,610     $    (92,788)    $          -     $       (92,788)

Guaranteed accumulation benefits               104,732               77                -                  77

Other embedded derivative financial
  instruments                                    3,636               (7)               -                  (7)

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2005 or 2004.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                  2005                  2004
                                                           ----------------     ----------------
Immediate annuities                                      $         723,691    $         715,732
Traditional life                                                   821,341              712,618
Other                                                              347,162              243,379
                                                           ----------------      ----------------
  Total reserve for life-contingent contract benefits    $       1,892,194    $       1,671,729
                                                           ================      ================

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 individual annuity       Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                      1983-a annuity mortality      3.0% - 8.8%                   based on historical
                                      table                                                       experience
                                      Annuity 2000 mortality
                                      table
Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates
Other:
   Variable annuity                   90% of 1994 group annuity     7%                            Projected benefit ratio
   guaranteed minimum death           mortality table with                                        applied to cumulative
   benefits                           internal modifications                                      assessments

                                      Actual company experience                                   Unearned premium;
   Accident & health                  plus loading                                                additional contract
                                                                                                  reserves for traditional
                                                                                                  life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                           2005                2004
                                                    ----------------    ----------------
Interest-sensitive life                           $       2,516,464   $       2,441,324
Investment contracts:
     Immediate annuities                                    459,893             407,907
     Fixed annuities                                     14,435,800          13,346,872
     Other                                                   49,947              35,386
                                                    ----------------    ----------------
     Total contractholder funds                   $      17,462,104   $      16,231,489
                                                    ================    ================

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 3.5% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years

Immediate and fixed annuities                  Interest rates credited         Either a declining or a level
                                               range from 2.6% to 8.8%         percentage charge generally over
                                               for immediate annuities         nine years or less. Additionally,
                                               and 0% - 12.0% for fixed        approximately 42.3% of fixed
                                               annuities (which include        annuities are subject to market
                                               equity-indexed annuities        value adjustment for
                                               whose returns are indexed       discretionary withdrawals.
                                               to the S&P 500)
Other:
   Variable guaranteed minimum income          Interest rates used in          Withdrawal and surrender charges
   and secondary guarantees on                 establishing reserves           are based on the terms of the
   interest-sensitive life and fixed           range from 1.75% to 10.3%       related interest-sensitive life
   annuities                                                                   or fixed annuity contract.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2005                2004
                                                    ----------------    ----------------
Balance, beginning of year                       $      16,231,489    $     13,802,815
Impact of adoption of SOP 03-1(1)                                -             135,665
Deposits                                                 2,822,820           2,992,683
Interest credited                                          779,071             747,512
Benefits                                                  (373,164)           (266,718)
Surrenders and partial withdrawals                      (1,735,777)           (916,028)
Net transfers to separate accounts                         (70,542)            (76,316)
Contract charges                                          (206,363)           (168,083)
Other adjustments                                           14,570             (20,041)
                                                    ----------------    ----------------
Balance, end of year                             $      17,462,104    $     16,231,489
                                                    ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                         DECEMBER 31,
   ($ IN MILLIONS)                                                                  2005            2004
                                                                               --------------   -------------
   IN THE EVENT OF DEATH
     Separate account value                                                   $       2,084.2  $      1,824.6
     Net amount at risk (1)                                                   $         148.1  $        176.7
     Average attained age of contractholders                                      59.54 years     59.90 years

   AT ANNUITIZATION
     Separate account value                                                   $         372.3  $        391.2
     Net amount at risk (2)                                                   $           0.7  $          0.6
     Weighted average waiting period until annuitization options available         3.64 years      4.06 years

   FOR CUMULATIVE PERIODIC WITHDRAWALS
     Separate account value                                                   $          23.2  $            -
     Net amount at risk (3)                                                   $             -  $            -

   ACCUMULATION AT SPECIFIED DATES
     Separate account value                                                   $         229.6  $         95.4
     Net amount at risk (4)                                                   $             -  $            -
     Weighted average waiting period until guarantee date                         13.37 years     13.37 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
   (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2005, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $21 million, $36 million, $(288) thousand and $14 thousand, respectively. As of December 31, 2004, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits and accumulation benefits were $19 million, $25 million and $(77) thousand, respectively.

7.  REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2005, 94.7% of the total reinsurance recoverables were related to ALIC and 5.3% were related to non-affiliated reinsurers. Substantially all of the non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                         2005              2004              2003
                                                                   -------------     -------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                           $    840,691      $    742,557      $    870,257
Assumed                                                                 6,572             3,785                 2
Ceded:
   Affiliate                                                         (461,496)         (405,748)         (546,741)
   Non-affiliate                                                     (385,767)         (340,594)         (323,518)
                                                                   -------------     -------------     -------------
Premiums and contract charges, net of reinsurance                $          -      $          -      $          -
                                                                   =============     =============     =============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2005                2004                2003
                                                                ----------------     --------------     ---------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                        $      1,959,229     $    1,735,510     $     1,602,127
Assumed                                                                  7,658              4,972                 202
Ceded:
   Affiliate                                                        (1,483,707)        (1,354,508)         (1,272,290)
   Non-affiliate                                                      (483,180)          (385,974)           (330,039)
                                                                ----------------     --------------     ---------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance          $              -     $            -     $             -
                                                                ================     ==============     ===============

8.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $469 thousand, $681 thousand and $879 thousand in 2005, 2004 and 2003, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2005 are as follows:

(IN THOUSANDS)                             OPERATING
                                            LEASES
                                         --------------
2006                                   $        51,196
2007                                            48,810
2008                                             3,936
2009                                                 -
2010                                                 -
Thereafter                                           -
                                         --------------
                                       $       103,942
                                         ==============

GUARANTEES

The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2005, the amount due under the commercial paper program is $57 million and the cash surrender value of the policies is $58 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2005.

REGULATION

    The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

    The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

          When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC has been defending certain matters relating to its life agency program reorganization announced in 2000. These matters have been the subject of an investigation by the EEOC with respect to allegations of age discrimination and retaliation and conciliation discussions between AIC and the EEOC. The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:



(IN THOUSANDS)                                          2005            2004
                                                    -------------   -------------
Unrealized net capital gains                      $        (381)  $      (2,949)
Difference in tax bases of investments                     (208)           (306)
Other liabilities                                            (2)             (2)
                                                    -------------   -------------
         Net deferred liabilities                 $        (591)  $      (3,257)
                                                    =============   =============

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2005            2004            2003
                                                 ------------    ------------    ------------
Current                                        $      4,769    $       3,877   $       2,999
Deferred                                                (98)              48           1,093
                                                 ------------    ------------    ------------
     Total income tax expense                  $      4,671    $       3,925   $       4,092
                                                 ============    ============    ============

The Company received an income tax refund of $38 thousand in 2005 and paid income taxes of $2.5 million and $4.3 million in 2004 and 2003, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                    2005            2004            2003
                                                 ------------    ------------    ------------
Statutory federal income tax rate                      35.0  %         35.0  %         35.0  %
Other                                                  (0.3)           (0.1)            0.6
                                                 ------------    ------------    ------------
Effective income tax rate                              34.7  %         34.9  %         35.6  %
                                                 ============    ============    ============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The remaining aggregate balance in this account at December 31, 2005, was $340 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $119 thousand if such amounts had been distributed or deemed distributed from the policyholders surplus account. No provision for taxes has ever been made for this item as the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

    Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2005, 2004, and 2003 was $8.8 million, $7.4 million and $8.4 million, respectively. Statutory capital and surplus as of December 31, 2005 and 2004 was $267.5 million and $255.5 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2006 without prior approval of the Nebraska Department of Insurance is $26.8 million. In the twelve-month period beginning January 1, 2005 the Company did not pay any dividends.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                                    2005
                                                                     ------------------------------------
                                                                                                 AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                  PRETAX        TAX           TAX
                                                                     ---------    ---------     ---------
   Unrealized holding (losses) gains arising during the period     $  (7,514)   $    2,628    $  (4,886)
   Less: reclassification adjustments                                   (174)           60         (114)
                                                                     ---------    ---------     ---------
   Unrealized net capital gains and losses                            (7,340)        2,568       (4,772)
                                                                     ---------    ---------     ---------
   Other comprehensive (loss) income                               $  (7,340)   $    2,568    $  (4,772)
                                                                     =========    =========     =========

                                                                                    2004
                                                                    -------------------------------------
                                                                                                AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                 PRETAX         TAX           TAX
                                                                    ----------    ---------    ----------
   Unrealized holding (losses) gains arising during the period     $  (2,743)   $      960    $  (1,783)
   Less: reclassification adjustments                                      5            (2)           3
                                                                    ----------    ---------    ----------
   Unrealized net capital gains and losses                            (2,748)          962       (1,786)
                                                                    ----------    ---------    ----------
   Other comprehensive (loss) income                               $  (2,748)   $      962    $  (1,786)
                                                                    ==========    =========    ==========

                                                                                    2003
                                                                    -------------------------------------
                                                                                                 AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                  PRETAX        TAX           TAX
                                                                     ---------    ---------     ---------
   Unrealized holding (losses) gains arising during the period     $  (5,349)   $   1,873     $  (3,476)
   Less: reclassification adjustments                                    124          (43)           81
                                                                     ---------    ---------     ---------
   Unrealized net capital gains and losses                            (5,473)       1,916        (3,557)
                                                                     ---------    ---------     ---------
   Other comprehensive (loss) income                               $  (5,473)   $   1,916     $  (3,557)
                                                                     =========    =========     =========

                         -------------------------------------------------------
                         LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 10, 2006

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                           AIM Variable      AIM Variable      AIM Variable      AIM Variable
                       AIM Variable      AIM Variable        Insurance         Insurance         Insurance         Insurance
                         Insurance         Insurance           Funds             Funds             Funds             Funds
                           Funds             Funds           Series II         Series II         Series II         Series II
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                               AIM V. I.
                                           AIM V. I.                            Capital          AIM V. I.         AIM V. I.
                         AIM V. I.        Demographic        AIM V. I.       Appreciation       Demographic         Mid Cap
                        Basic Value         Trends        Basic Value II          II             Trends II      Core Equity II
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      25,612,919 $       1,203,227 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      25,612,919 $       1,203,227 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      25,595,111 $       1,193,123 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
Contracts in payout
  (annuitization)
   period                       17,808            10,104                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      25,612,919 $       1,203,227 $      11,202,761 $       2,555,717 $         699,378 $      10,635,380
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             2,070,567           200,873           913,765           104,614           117,740           786,641
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      22,746,878 $         966,871 $      10,302,469 $       2,305,686 $         635,277 $      10,241,006
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           11.15 $            9.62 $           10.97 $           10.83 $           10.58 $           11.42
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.30 $            9.92 $           11.18 $           11.04 $           10.78 $           11.63
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                       AIM Variable
                         Insurance
                           Funds           The Alger         The Alger         The Alger         The Alger         The Alger
                         Series II       American Fund     American Fund     American Fund     American Fund     American Fund
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                         AIM V. I.                             Alger             Alger             Alger              Alger
                          Premier            Alger           Income &          Leveraged          MidCap              Small
                         Equity II          Growth            Growth            AllCap            Growth         Capitalization
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       1,532,984 $      22,037,456 $      21,088,612 $      18,242,350 $      38,590,148 $      16,120,654
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       1,532,984 $      22,037,456 $      21,088,612 $      18,242,350 $      38,590,148 $      16,120,654
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       1,532,984 $      22,005,956 $      21,050,879 $      18,230,133 $      38,585,053 $      16,115,884
Contracts in payout
  (annuitization)
  period                             -            31,500            37,733            12,217             5,095             4,770
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       1,532,984 $      22,037,456 $      21,088,612 $      18,242,350 $      38,590,148 $      16,120,654
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares                69,116           561,464         2,051,421           524,507         1,762,107           680,771
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       1,430,510 $      23,077,012 $      21,991,750 $      17,005,043 $      33,289,171 $      12,211,376
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.49 $            7.04 $            7.25 $            6.51 $           10.42 $            6.65
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.68 $           13.33 $           13.69 $           16.38 $           19.20 $           10.91
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         The Alger         The Alger         The Alger         Federated         Federated         Federated
                       American Fund     American Fund     American Fund       Insurance         Insurance         Insurance
                         (Series-S)        (Series-S)        (Series-S)          Series            Series            Series
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                             Alger             Alger                             Federated
                           Alger           Leveraged           MidCap          Federated       Fund for U.S.       Federated
                           Growth            AllCap            Growth           Capital          Government       High Income
                        (Series - S)      (Series - S)      (Series - S)     Income Fund II    Securities II      Bond Fund II
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      14,221,315 $       2,935,522 $      10,370,547 $       7,536,998 $      35,338,288 $      27,424,677
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      14,221,315 $       2,935,522 $      10,370,547 $       7,536,998 $      35,338,288 $      27,424,677
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      14,221,315 $       2,935,522 $      10,367,370 $       7,516,674 $      35,318,144 $      27,415,002
Contracts in payout
  (annuitization)
   period                            -                 -             3,177            20,324            20,144             9,675
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      14,221,315 $       2,935,522 $      10,370,547 $       7,536,998 $      35,338,288 $      27,424,677
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               365,023            85,236           477,905           843,065         3,110,765         3,543,240
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      12,279,163 $       2,612,771 $       9,368,659 $       8,400,688 $      35,763,436 $      26,961,091
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.90 $           11.30 $           11.27 $            7.73 $           12.24 $           11.61
                     ================= ================= ================= ================= ================= =================
  Highest            $           14.14 $           11.51 $           11.48 $           13.95 $           15.93 $           17.38
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable          Variable          Variable          Variable
                         Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                       Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                            VIP                                 VIP                                                   VIP
                       Asset Manager    VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500     Money Market
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      17,045,313 $      93,940,364 $      68,009,716 $      43,527,280 $      67,772,962 $      46,170,898
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      17,045,313 $      93,940,364 $      68,009,716 $      43,527,280 $      67,772,962 $      46,170,898
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      17,027,293 $      93,758,092 $      67,975,967 $      43,484,217 $      67,697,902 $      46,140,888
Contracts in payout
  (annuitization)
  period                        18,020           182,272            33,749            43,063            75,060            30,010
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      17,045,313 $      93,940,364 $      68,009,716 $      43,527,280 $      67,772,962 $      46,170,898
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,133,332         3,027,405         2,668,094         1,291,611           477,678        46,170,898
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      16,775,461 $      69,720,346 $      59,529,590 $      46,205,589 $      61,722,361 $      46,170,898
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.93 $           11.83 $           12.26 $            6.41 $            8.41 $           10.43
                     ================= ================= ================= ================= ================= =================
  Highest            $           17.54 $           25.39 $           27.25 $           22.82 $           12.12 $           13.63
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                           Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                         Fidelity          Variable          Variable          Variable          Variable          Variable
                         Variable          Insurance         Insurance         Insurance         Insurance         Insurance
                         Insurance       Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                       Products Fund   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                           VIP Asset                              VIP
                                            Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                       VIP Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      22,304,249 $       4,953,885 $      25,876,759 $      29,742,662 $      19,097,130 $      33,450,809
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      22,304,249 $       4,953,885 $      25,876,759 $      29,742,662 $      19,097,130 $      33,450,809
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      22,261,553 $       4,953,885 $      25,875,163 $      29,693,854 $      19,097,130 $      33,431,167
Contracts in payout
  (annuitization)
  period                        42,696                 -             1,596            48,808                 -            19,642
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      22,304,249 $       4,953,885 $      25,876,759 $      29,742,662 $      19,097,130 $      33,450,809
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,082,205           334,496           843,166         1,181,671           573,660           237,779
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      17,082,414 $       4,748,722 $      23,096,439 $      27,144,855 $      17,434,201 $      31,672,927
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.41 $           10.24 $           12.87 $           11.05 $           10.02 $           10.80
                     ================= ================= ================= ================= ================= =================
  Highest            $           18.26 $           10.46 $           13.11 $           11.54 $           13.19 $           11.00
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable        Goldman Sachs     Goldman Sachs
                         Insurance         Insurance         Insurance         Variable          Variable         J.P. Morgan
                       Products Fund     Products Fund     Products Fund       Insurance         Insurance          Series
                     (Service Class 2) (Service Class 2) (Service Class 2)       Trust             Trust           Trust II
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                      VIP Investment       VIP Money                           VIT CORE             VIT
                        Grade Bond          Market         VIP Overseas        Small Cap       International
                     (Service Class 2) (Service Class 2) (Service Class 2)      Equity            Equity         Small Company
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      42,498,489 $      35,843,858 $      17,934,957 $       4,279,524 $       5,058,523 $       5,035,522
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      42,498,489 $      35,843,858 $      17,934,957 $       4,279,524 $       5,058,523 $       5,035,522
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      42,382,296 $      35,843,858 $      17,924,340 $       4,239,707 $       5,045,999 $       5,028,237
Contracts in payout
  (annuitization)
  period                       116,193                 -            10,617            39,817            12,524             7,285
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      42,498,489 $      35,843,858 $      17,934,957 $       4,279,524 $       5,058,523 $       5,035,522
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             3,380,946        35,843,858           877,444           307,216           419,794           316,302
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      43,257,821 $      35,843,858 $      14,840,871 $       3,772,641 $       4,292,317 $       4,415,520
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.08 $            9.89 $           12.54 $           18.04 $           10.75 $           14.54
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.79 $           10.10 $           14.26 $           18.26 $           10.89 $           14.72
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           Janus             Janus             Janus             Janus             Janus             Janus
                       Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                           Flexible            Forty           Large Cap                           Worldwide
                         Balanced            Bond            Portfolio          Growth        Mid Cap Growth        Growth
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      63,189,936 $      23,311,387 $       6,835,243 $      34,629,577 $      29,154,962 $      39,275,996
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      63,189,936 $      23,311,387 $       6,835,243 $      34,629,577 $      29,154,962 $      39,275,996
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      63,059,545 $      23,304,004 $       6,835,243 $      34,622,854 $      29,148,777 $      39,260,560
Contracts in payout
  (annuitization)
  period                       130,391             7,383                 -             6,723             6,185            15,436
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      63,189,936 $      23,311,387 $       6,835,243 $      34,629,577 $      29,154,962 $      39,275,996
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             2,454,931         2,052,059           246,938         1,660,095         1,004,651         1,404,721
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      56,691,416 $      24,968,794 $       5,646,424 $      40,278,377 $      32,736,729 $      43,123,969
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.47 $           12.77 $           12.53 $            6.04 $            4.86 $            5.95
                     ================= ================= ================= ================= ================= =================
  Highest            $           29.03 $           19.75 $           12.68 $           21.18 $           25.43 $           23.65
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           Janus             Janus             Janus             Janus             Janus             Janus
                       Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series      Aspen Series
                     (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                               Forty            Mid Cap        Risk-Managed          Small
                         Balanced        Foreign Stock       Portfolio           Value             Core          Company Value
                     (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)  (Service Shares)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       7,877,304 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       7,877,304 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       7,875,897 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
Contracts in payout
  (annuitization)
  period                         1,407                 -                 -                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       7,877,304 $      11,288,853 $       3,728,495 $      15,610,993 $       5,282,199 $       2,066,611
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               295,917           760,192           135,829         1,023,001           423,932           125,706
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       7,439,204 $       9,645,581 $       3,408,097 $      15,240,715 $       5,764,843 $       2,050,081
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           11.08 $           11.64 $           12.53 $           12.04 $           12.18 $           10.91
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.28 $           14.69 $           12.76 $           12.27 $           12.41 $           10.97
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                           Janus            Lazard            Lazard         MFS Variable      MFS Variable      MFS Variable
                       Aspen Series       Retirement        Retirement         Insurance         Insurance         Insurance
                     (Service Shares)    Series, Inc.      Series, Inc.          Trust             Trust             Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                         Worldwide
                          Growth           Emerging        International     MFS Emerging      MFS Investors        MFS New
                     (Service Shares)       Markets           Equity            Growth             Trust           Discovery
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       2,852,102 $      10,944,633 $       2,280,527 $       7,069,846 $       6,365,266 $      12,173,913
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       2,852,102 $      10,944,633 $       2,280,527 $       7,069,846 $       6,365,266 $      12,173,913
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       2,852,102 $      10,877,313 $       2,280,527 $       7,050,412 $       6,365,266 $      12,170,203
Contracts in payout
  (annuitization)
  period                             -            67,320                 -            19,434                 -             3,710
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       2,852,102 $      10,944,633 $       2,280,527 $       7,069,846 $       6,365,266 $      12,173,913
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               102,741           581,852           177,750           369,569           329,978           777,886
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,487,502 $       7,125,985 $       1,827,692 $       7,757,036 $       5,687,681 $      10,567,172
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            8.97 $           22.78 $           10.23 $            5.27 $            8.72 $            7.98
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.22 $           26.02 $           10.36 $           10.82 $           10.60 $           17.21
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                           MFS Variable      MFS Variable      MFS Variable      MFS Variable
                       MFS Variable      MFS Variable        Insurance         Insurance         Insurance         Insurance
                         Insurance         Insurance           Trust             Trust             Trust             Trust
                           Trust             Trust        (Service Class)   (Service Class)   (Service Class)   (Service Class)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                             MFS High        MFS Investor      MFS Investors        MFS New
                                           MFS Total          Income         Growth Stock          Trust           Discovery
                       MFS Research         Return        (Service Class)   (Service Class)   (Service Class)   (Service Class)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,910,288 $      36,627,146 $       8,733,028 $       8,635,834 $       2,323,317 $       7,755,658
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       3,910,288 $      36,627,146 $       8,733,028 $       8,635,834 $       2,323,317 $       7,755,658
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,910,288 $      36,512,048 $       8,716,162 $       8,634,417 $       2,323,317 $       7,719,342
Contracts in payout
  (annuitization)
  period                             -           115,098            16,866             1,417                 -            36,316
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       3,910,288 $      36,627,146 $       8,733,028 $       8,635,834 $       2,323,317 $       7,755,658
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               238,287         1,770,283           891,125           888,460           121,069           501,984
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       3,841,739 $      33,533,301 $       8,782,104 $       8,357,432 $       2,123,044 $       6,717,830
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            7.50 $           12.96 $           10.53 $           10.57 $           11.20 $            9.60
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.09 $           14.71 $           10.72 $           10.77 $           11.41 $           10.67
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer       Oppenheimer       Oppenheimer
                       MFS Variable      MFS Variable      MFS Variable        Variable          Variable          Variable
                         Insurance         Insurance         Insurance       Account Funds     Account Funds     Account Funds
                           Trust             Trust             Trust        (Service Class    (Service Class    (Service Class
                      (Service Class)   (Service Class)   (Service Class)       ("SC"))           ("SC"))           ("SC"))
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                                                 Oppenheimer
                         MFS Total                                           Oppenheimer       Oppenheimer       Main Street
                          Return         MFS Utilities       MFS Value        Aggressive          Global           Small Cap
                      (Service Class)   (Service Class)   (Service Class)     Growth (SC)     Securities (SC)     Growth (SC)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      16,782,297 $       7,600,585 $       5,181,223 $       1,247,677 $      14,533,667 $      49,089,632
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      16,782,297 $       7,600,585 $       5,181,223 $       1,247,677 $      14,533,667 $      49,089,632
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      16,764,092 $       7,573,152 $       5,181,223 $       1,247,677 $      14,533,667 $      49,074,194
Contracts in payout
  (annuitization)
  period                        18,205            27,433                 -                 -                 -            15,438
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      16,782,297 $       7,600,585 $       5,181,223 $       1,247,677 $      14,533,667 $      49,089,632
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               818,649           322,605           416,163            25,531           438,289         2,877,470
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      16,628,630 $       5,883,582 $       4,897,141 $       1,212,748 $      12,322,009 $      40,405,575
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.68 $           12.95 $           11.52 $           11.65 $           12.58 $           12.03
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.91 $           16.47 $           11.74 $           11.72 $           12.82 $           15.47
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                         Panorama
                          Series        PIMCO Advisors    PIMCO Advisors    PIMCO Advisors    PIMCO Advisors
                        Fund, Inc.         Variable          Variable          Variable          Variable       PIMCO Variable
                      (Service Class       Insurance         Insurance         Insurance         Insurance         Insurance
                          ("SC"))            Trust             Trust             Trust             Trust             Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                        Oppenheimer
                       International                                             OpCap             OpCap
                        Growth (SC)     OpCap Balanced     OpCap Equity       Renaissance        Small Cap       Foreign Bond
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       3,214,610 $      27,558,677 $       7,151,637 $       6,196,936 $      20,259,257 $      27,568,527
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       3,214,610 $      27,558,677 $       7,151,637 $       6,196,936 $      20,259,257 $      27,568,527
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       3,214,610 $      27,526,345 $       7,151,637 $       6,196,936 $      20,201,086 $      27,552,362
Contracts in payout
  (annuitization)
  period                             -            32,332                 -                 -            58,171            16,165
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       3,214,610 $      27,558,677 $       7,151,637 $       6,196,936 $      20,259,257 $      27,568,527
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             2,101,052         2,594,979           186,338           447,432           647,674         2,666,202
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,551,573 $      26,178,829 $       5,944,633 $       6,210,581 $      18,831,199 $      27,287,109
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           12.31 $           10.78 $           11.93 $           10.38 $           11.44 $           10.57
                     ================= ================= ================= ================= ================= =================
  Highest            $           13.23 $           10.97 $           12.08 $           10.58 $           20.17 $           13.54
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                      PIMCO Variable    PIMCO Variable    PIMCO Variable    PIMCO Variable
                         Insurance         Insurance         Insurance         Insurance          Putnam            Putnam
                           Trust             Trust             Trust             Trust        Variable Trust    Variable Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                              StocksPLUS                              VT
                                                                              Growth and                        International
                                             PIMCO             PIMCO            Income                            Growth and
                       Money Market       Real Return      Total Return        Portfolio       VT High Yield        Income
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      38,893,708 $      27,899,968 $     105,599,938 $       7,877,590 $       9,526,316 $       8,170,305
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      38,893,708 $      27,899,968 $     105,599,938 $       7,877,590 $       9,526,316 $       8,170,305
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      38,805,372 $      27,899,968 $     105,396,959 $       7,857,262 $       9,516,859 $       8,170,305
Contracts in payout
  (annuitization)
  period                        88,336                 -           202,979            20,328             9,457                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      38,893,708 $      27,899,968 $     105,599,938 $       7,877,590 $       9,526,316 $       8,170,305
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares            38,893,708         2,198,579        10,312,494           772,313         1,250,173           534,706
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      38,893,708 $      28,258,030 $     106,929,495 $       6,913,227 $       9,346,116 $       6,276,434
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            9.72 $           10.48 $           10.17 $           10.11 $           13.00 $           14.23
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.80 $           11.34 $           13.70 $           10.24 $           13.41 $           15.03
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                             Salomon           Salomon           Salomon           Salomon
                                                             Brothers          Brothers          Brothers          Brothers
                                                             Variable          Variable          Variable          Variable
                           Rydex             Rydex            Series            Series          Funds Inc.        Funds Inc.
                      Variable Trust    Variable Trust      Funds Inc.        Funds Inc.        (Class II)        (Class II)
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                         Rydex Sector                                            All Cap          High Yield
                         Rydex OTC         Rotation           All Cap          Investors        (Class II)        (Class II)
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       2,765,963 $       2,425,700 $      11,680,948 $      14,350,993 $       1,642,369 $      20,052,332
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       2,765,963 $       2,425,700 $      11,680,948 $      14,350,993 $       1,642,369 $      20,052,332
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       2,765,963 $       2,425,700 $      11,622,843 $      14,311,657 $       1,642,369 $      20,052,332
Contracts in payout
  (annuitization)
  period                             -                 -            58,105            39,336                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       2,765,963 $       2,425,700 $      11,680,948 $      14,350,993 $       1,642,369 $      20,052,332
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               190,101           191,151           673,253           987,001            94,607         2,110,772
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,270,591 $       2,214,344 $       9,791,203 $      12,604,277 $       1,549,801 $      21,025,311
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            5.30 $           11.67 $           10.39 $           11.35 $           10.37 $           10.90
                     ================= ================= ================= ================= ================= =================
  Highest            $            9.13 $           15.28 $           15.01 $           11.53 $           10.56 $           11.10
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                          Salomon           Scudder           Scudder
                         Brothers          Variable          Variable
                         Variable          Insurance         Insurance          Scudder           Scudder           Scudder
                        Funds Inc.           Trust             Trust           Variable          Variable          Variable
                        (Class II)         (Class B)         (Class B)         Series I          Series I          Series I
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                         Variable         Equity 500         Small Cap
                         Investors           Index             Index                              Global          Growth and
                        (Class II)         (Class B)         (Class B)           Bond            Discovery          Income
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       2,269,227 $       3,798,956 $       1,333,223 $      17,729,555 $      14,079,026 $       3,539,134
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       2,269,227 $       3,798,956 $       1,333,223 $      17,729,555 $      14,079,026 $       3,539,134
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       2,269,227 $       3,798,956 $       1,333,223 $      17,660,857 $      14,079,026 $       3,539,134
Contracts in payout
  (annuitization)
  period                             -                 -                 -            68,698                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       2,269,227 $       3,798,956 $       1,333,223 $      17,729,555 $      14,079,026 $       3,539,134
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               155,747           289,997            92,649         2,536,417           938,602           364,108
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       2,106,702 $       3,362,991 $       1,156,237 $      17,571,291 $      10,176,308 $       3,225,842
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.69 $           13.33 $           16.18 $           12.54 $           10.94 $            8.85
                     ================= ================= ================= ================= ================= =================
  Highest            $           10.89 $           13.59 $           16.49 $           15.90 $           20.36 $           10.11
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                          Scudder           Scudder                                                             T. Rowe Price
                         Variable          Variable         STI Classic       STI Classic       STI Classic         Equity
                         Series I          Series II      Variable Trust    Variable Trust    Variable Trust     Series, Inc.
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                                 STI            STI Large
                                                           STI Capital      International       Cap Value       T. Rowe Price
                       International     Total Return      Appreciation         Equity            Equity         Equity Income
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       4,670,858 $      16,065,300 $       2,004,340 $         101,264 $       3,561,929 $      41,729,363
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       4,670,858 $      16,065,300 $       2,004,340 $         101,264 $       3,561,929 $      41,729,363
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       4,670,858 $      16,036,401 $       2,004,340 $         101,264 $       3,561,929 $      41,699,335
Contracts in payout
  (annuitization)
  period                             -            28,899                 -                 -                 -            30,028
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       4,670,858 $      16,065,300 $       2,004,340 $         101,264 $       3,561,929 $      41,729,363
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               430,494           706,167           123,344             8,307           243,634         1,915,069
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       3,741,563 $      15,037,279 $       1,870,472 $          68,620 $       3,225,121 $      37,879,378
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $            7.77 $           10.56 $            8.16 $           10.53 $           10.41 $           13.91
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.23 $           10.60 $            8.93 $           11.72 $           13.07 $           15.31
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                       T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price     The Universal
                          Equity            Equity            Equity            Equity         International     Institutional
                       Series, Inc.      Series, Inc.     Series, Inc. II   Series, Inc. II    Series, Inc.       Funds, Inc.
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                         T. Rowe Price     T. Rowe Price     T. Rowe Price     T. Rowe Price      Van Kampen
                       T. Rowe Price      New America        Blue Chip          Equity         International          UIF
                      Mid-Cap Growth        Growth           Growth II         Income II           Stock         Equity Growth
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $      31,758,304 $       5,162,116 $      17,760,625 $      40,095,871 $       8,694,116 $      30,838,486
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $      31,758,304 $       5,162,116 $      17,760,625 $      40,095,871 $       8,694,116 $      30,838,486
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $      31,752,662 $       5,148,364 $      17,760,625 $      40,094,488 $       8,694,116 $      30,795,489
Contracts in payout
  (annuitization)
  period                         5,642            13,752                 -             1,383                 -            42,997
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $      31,758,304 $       5,162,116 $      17,760,625 $      40,095,871 $       8,694,116 $      30,838,486
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,242,986           254,041         1,861,701         1,842,641           567,872         1,948,104
                     ================= ================= ================= ================= ================= =================
Cost of investments  $      22,668,039 $       4,490,742 $      16,789,176 $      40,297,682 $       6,933,004 $      24,847,870
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           13.48 $            8.14 $           10.73 $           11.12 $            8.55 $           12.14
                     ================= ================= ================= ================= ================= =================
  Highest            $           20.53 $           10.27 $           10.93 $           11.36 $           11.85 $           12.31
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                             The Universal     The Universal          Van
                       The Universal     The Universal     The Universal     Institutional     Institutional     Eck Worldwide
                       Institutional     Institutional     Institutional      Funds, Inc.       Funds, Inc.        Insurance
                        Funds, Inc.       Funds, Inc.       Funds, Inc.       (Class II)        (Class II)           Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                                                                              Van Kampen        Van Kampen          Van Eck
                                          Van Kampen        Van Kampen            UIF            UIF U.S.          Worldwide
                        Van Kampen            UIF            UIF U.S.        Equity Growth      Real Estate        Absolute
                      UIF High Yield    Mid Cap Growth     Mid Cap Value      (Class II)        (Class II)          Return
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       7,534,967 $       8,129,794 $      45,487,729 $       3,064,210 $      29,817,515 $       1,645,262
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       7,534,967 $       8,129,794 $      45,487,729 $       3,064,210 $      29,817,515 $       1,645,262
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       7,498,208 $       8,116,262 $      45,464,977 $       3,064,210 $      29,817,515 $       1,645,262
Contracts in payout
  (annuitization)
  period                        36,759            13,532            22,752                 -                 -                 -
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       7,534,967 $       8,129,794 $      45,487,729 $       3,064,210 $      29,817,515 $       1,645,262
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares             1,108,083           667,471         2,426,012           194,677         1,300,939           166,862
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       7,616,602 $       6,236,522 $      37,100,848 $       2,633,071 $      25,681,163 $       1,642,480
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           10.37 $           11.45 $           12.38 $           11.62 $           14.53 $            9.62
                     ================= ================= ================= ================= ================= =================
  Highest            $           11.60 $           11.60 $           15.59 $           11.83 $           19.76 $            9.80
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------

                                                            Van Kampen        Van Kampen        Van Kampen
                            Van               Van              Life              Life              Life
                       Eck Worldwide     Eck Worldwide      Investment        Investment        Investment        Wells Fargo
                         Insurance         Insurance           Trust             Trust             Trust           Variable
                           Trust             Trust          (Class II)        (Class II)        (Class II)           Trust
                        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

                          Van Eck
                         Worldwide          Van Eck       LIT Aggressive                      LIT Growth and    Wells Fargo VT
                         Emerging          Worldwide          Growth        LIT Government        Income           Advantage
                          Markets         Hard Assets       (Class II)        (Class II)        (Class II)         Discovery
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value              $       4,469,717 $       8,391,718 $      11,139,406 $       7,748,445 $      61,358,185 $       8,373,815
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total assets       $       4,469,717 $       8,391,718 $      11,139,406 $       7,748,445 $      61,358,185 $       8,373,815
                     ================= ================= ================= ================= ================= =================

NET ASSETS
Accumulation units   $       4,469,717 $       8,391,718 $      11,137,935 $       7,723,147 $      61,327,434 $       8,368,233
Contracts in payout
  (annuitization)
  period                             -                 -             1,471            25,298            30,751             5,582
                     ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
  Total net assets   $       4,469,717 $       8,391,718 $      11,139,406 $       7,748,445 $      61,358,185 $       8,373,815
                     ================= ================= ================= ================= ================= =================
FUND SHARE
  INFORMATION
Number of shares               224,496           302,513         2,062,853           822,553         2,998,934           583,948
                     ================= ================= ================= ================= ================= =================
Cost of investments  $       3,761,734 $       6,634,449 $       9,286,103 $       7,690,475 $      53,140,957 $       7,324,880
                     ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  FAIR VALUE
  Lowest             $           15.48 $           18.30 $           11.96 $           10.19 $           11.78 $           11.43
                     ================= ================= ================= ================= ================= =================
  Highest            $           15.76 $           18.64 $           12.24 $           10.38 $           12.57 $           11.48
                     ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------

                                 Wells Fargo
                                   Variable
                                    Trust
                                 Sub-Account
                               ---------------

                                Wells Fargo VT
                                  Advantage
                                 Opportunity
                               ---------------
ASSETS
Investments at fair value      $    19,431,568
                               ---------------
  Total assets                 $    19,431,568
                               ===============

NET ASSETS
Accumulation units             $    19,416,350
Contracts in payout
  (annuitization) period                15,218
                               ---------------
  Total net assets             $    19,431,568
                               ===============
FUND SHARE INFORMATION
Number of shares                       802,294
                               ===============
Cost of investments            $    17,490,651
                               ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                       $         11.00
                               ===============
  Highest                      $         11.04
                               ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                 AIM Variable    AIM Variable     Insurance       Insurance       Insurance       Insurance
                                  Insurance       Insurance         Funds           Funds           Funds           Funds
                                    Funds           Funds         Series II       Series II       Series II       Series II
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                                                  AIM V. I.
                                                  AIM V. I.                        Capital        AIM V. I.       AIM V. I.
                                  AIM V. I.      Demographic      AIM V. I.      Appreciation    Demographic       Mid Cap
                                 Basic Value      Trends (a)    Basic Value II        II        Trends II (b)   Core Equity II
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $       22,345  $            -  $            -  $            -  $            -  $       29,348
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (355,438)        (18,104)       (134,172)        (27,691)         (7,814)       (123,200)
  Administrative expense               (25,901)         (1,203)         (8,891)         (1,826)           (515)         (8,246)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)        (358,994)        (19,307)       (143,063)        (29,517)         (8,329)       (102,098)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              4,911,589         414,377       1,043,474         290,956          69,895       1,132,572
    Cost of investments sold         4,542,049         352,731         983,720         285,548          64,268       1,096,048
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses)
      on fund shares                   369,540          61,646          59,754           5,408           5,627          36,524

Realized gain distributions            285,159               -         123,627               -               -         319,222
                                --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains
      (losses)                         654,699          61,646         183,381           5,408           5,627         355,746

Change in unrealized gains
  (losses)                             701,392            (663)        407,015         186,699          43,424         261,022
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                      1,356,091          60,983         590,396         192,107          49,051         616,768
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      997,097  $       41,676  $      447,333  $      162,590  $       40,722  $      514,670
                                ==============  ==============  ==============  ==============  ==============  ==============

(a)  Previously known as AIM V. I. Dent Demographics
(b)  Previously known as AIM V. I. Dent Demographics II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                 AIM Variable
                                  Insurance
                                    Funds         The Alger       The Alger       The Alger       The Alger       The Alger
                                  Series II     American Fund   American Fund   American Fund   American Fund   American Fund
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                  AIM V. I.                         Alger           Alger           Alger           Alger
                                   Premier          Alger          Income &       Leveraged         MidCap          Small
                                  Equity II         Growth          Growth          AllCap          Growth      Capitalization
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        9,858  $       49,755  $      244,937  $            -  $            -  $            -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (19,020)       (284,349)       (297,002)       (241,120)       (490,298)       (198,693)
  Administrative expense                (1,254)        (22,939)        (24,142)        (18,398)        (37,486)        (15,690)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)         (10,416)       (257,533)        (76,207)       (259,518)       (527,784)       (214,383)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                260,248       5,837,095       5,133,609       3,865,289       6,801,860       4,321,790
    Cost of investments sold           245,800       6,712,010       5,549,894       4,122,801       6,192,678       3,572,919
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses) on
      fund share                        14,448        (874,915)       (416,285)       (257,512)        609,182         748,871

Realized gain distributions                  -               -               -               -       1,327,244               -
                                --------------  --------------  --------------  --------------  --------------  --------------
    Net realized gains (losses)         14,448        (874,915)       (416,285)       (257,512)      1,936,426         748,871

Change in unrealized gains
  (losses)                              64,736       3,183,857         865,530       2,562,519       1,352,894       1,513,669
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                         79,184       2,308,942         449,245       2,305,007       3,289,320       2,262,540
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $       68,768  $    2,051,409  $      373,038  $    2,045,489  $    2,761,536  $    2,048,157
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                  The Alger       The Alger       The Alger       Federated       Federated       Federated
                                American Fund   American Fund   American Fund     Insurance       Insurance       Insurance
                                  (Series-S)      (Series-S)      (Series-S)        Series          Series          Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                    Alger           Alger                         Federated
                                    Alger         Leveraged         MidCap        Federated     Fund for U.S.     Federated
                                    Growth          AllCap          Growth         Capital        Government     High Income
                                 (Series - S)    (Series - S)    (Series - S)   Income Fund II  Securities II    Bond Fund II
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $       14,675  $            -  $            -  $      457,436  $    1,707,347  $    2,541,691
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (169,622)        (24,458)       (111,655)       (106,288)       (530,097)       (400,309)
  Administrative expense               (11,973)         (1,647)         (7,337)         (9,809)        (44,152)        (32,919)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)        (166,920)        (26,105)       (118,992)        341,339       1,133,098       2,108,463
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              2,088,784         325,687         865,200       2,706,193      13,032,279       9,190,362
    Cost of investments sold         1,937,548         299,822         811,658       3,195,268      13,204,470       9,225,820
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses)
      on fund shares                   151,236          25,865          53,542        (489,075)       (172,191)        (35,458)

Realized gain distributions                  -               -         273,434               -               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized gains (losses)          151,236          25,865         326,976        (489,075)       (172,191)        (35,458)

Change in unrealized gains
  (losses)                           1,326,082         254,513         536,494         515,658        (743,261)     (1,864,428)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                      1,477,318         280,378         863,470          26,583        (915,452)     (1,899,886)
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    1,310,398  $      254,273  $      744,478  $      367,922  $      217,646  $      208,577
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                   Fidelity        Fidelity        Fidelity        Fidelity        Fidelity        Fidelity
                                   Variable        Variable        Variable        Variable        Variable        Variable
                                   Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                 Products Fund   Products Fund   Products Fund   Products Fund   Products Fund   Products Fund
                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                      VIP                             VIP                                            VIP
                                 Asset Manager  VIP Contrafund   Equity-Income    VIP Growth     VIP Index 500   Money Market
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $      494,787  $      246,337  $    1,231,156  $      242,958  $    1,302,436  $    1,449,369
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (230,562)     (1,143,458)       (927,124)       (602,890)       (960,325)       (638,234)
  Administrative expense               (21,698)        (97,098)        (88,407)        (55,112)        (77,725)        (53,218)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)         242,527        (994,219)        215,625        (415,044)        264,386         757,917
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales              4,191,218      14,427,674      16,577,633      12,583,533      19,253,830      37,607,548
    Cost of investments sold         4,332,763      11,646,426      15,195,497      14,325,879      18,115,872      37,607,548
                                --------------  --------------  --------------  --------------  --------------  --------------
    Realized gains (losses) on
      fund shares                     (141,545)      2,781,248       1,382,136      (1,742,346)      1,137,958               -

Realized gain distributions              6,343          15,396       2,705,503               -               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized gains (losses)         (135,202)      2,796,644       4,087,639      (1,742,346)      1,137,958               -

Change in unrealized gains
  (losses)                             303,441      10,569,119      (1,413,714)      3,871,560         790,815               -
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net realized and unrealized
    gains (losses) on
    investments                        168,239      13,365,763       2,673,925       2,129,214       1,928,773               -
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      410,766  $   12,371,544  $    2,889,550  $    1,714,170  $    2,193,159  $      757,917
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                         Fidelity           Fidelity           Fidelity           Fidelity           Fidelity
                      Fidelity           Variable           Variable           Variable           Variable           Variable
                      Variable           Insurance          Insurance          Insurance          Insurance          Insurance
                      Insurance        Products Fund      Products Fund      Products Fund      Products Fund      Products Fund
                    Products Fund    (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                         VIP Asset                                VIP
                                          Manager        VIP Contrafund      Equity-Income       VIP Growth        VIP Index 500
                    VIP Overseas     (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)  (Service Class 2)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         127,861  $          74,413  $           9,387  $         301,677  $          42,554  $         218,219
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (259,966)           (58,665)          (206,191)          (364,681)          (238,213)          (317,643)
  Administrative
    expense                 (22,792)            (3,873)           (13,638)           (24,722)           (17,048)           (21,255)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                 (154,897)            11,875           (210,442)           (87,726)          (212,707)          (120,679)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 4,102,560            716,745          1,371,390          3,493,850          2,386,237          2,670,882
  Cost of
    investments
    sold                  3,645,399            703,048          1,247,750          3,224,555          2,290,544          2,558,941
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Realized gains
    (losses) on
    fund
    shares                  457,161             13,697            123,640            269,295             95,693            111,941

Realized gain
  distributions             100,066              1,019              1,341            745,813                  -                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net realized
    gains
    (losses)                557,227             14,716            124,981          1,015,108             95,693            111,941

Change in
  unrealized
  gains (losses)          2,871,051            104,915          2,361,867            269,961            926,795            984,164
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net realized
   and unrealized
   gains (losses)
   on investments         3,428,278            119,631          2,486,848          1,285,069          1,022,488          1,096,105
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
INCREASE
  (DECREASE)IN
  NET ASSETS
  FROM
  OPERATIONS      $       3,273,381  $         131,506  $       2,276,406  $       1,197,343  $         809,781  $         975,426
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                      Fidelity           Fidelity           Fidelity
                      Variable           Variable           Variable         Goldman Sachs      Goldman Sachs
                      Insurance          Insurance          Insurance          Variable           Variable          J.P. Morgan
                    Products Fund      Products Fund      Products Fund        Insurance          Insurance           Series
                  (Service Class 2)  (Service Class 2)  (Service Class 2)        Trust              Trust            Trust II
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                   VIP Investment        VIP Money                             VIT CORE              VIT
                     Grade Bond           Market          VIP Overseas         Small Cap        International
                  (Service Class 2)  (Service Class 2)  (Service Class 2)       Equity             Equity          Small Company
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $       1,168,374  $         728,200  $          42,922  $          10,349  $          15,464  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (531,365)          (382,376)          (158,985)           (59,209)           (63,080)           (73,532)
  Administrative
    expense                 (37,081)           (25,312)           (11,011)            (4,291)            (4,636)            (5,381)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  599,928            320,512           (127,074)           (53,151)           (52,252)           (78,913)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 6,517,071         16,065,221          2,192,602          2,046,644            864,500          1,764,224
  Cost of
    investments
    sold                  6,707,320         16,065,221          1,949,813          1,742,070            794,125          1,505,044
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

Realized gains
  (losses)on
  fund shares              (190,249)                 -            242,789            304,574             70,375            259,180

Realized gain
  distributions             736,583                  -             42,922            383,154                  -            705,983
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
   gains (losses)           546,334                  -            285,711            687,728             70,375            965,163

Change in
  unrealized
  gains (losses)         (1,000,418)                 -          2,145,151           (510,021)           546,462           (805,346)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments            (454,084)                 -          2,430,862            177,707            616,837            159,817
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         145,844  $         320,512  $       2,303,788  $         124,556  $         564,585  $          80,904
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                    Janus           Janus           Janus           Janus           Janus           Janus
                                 Aspen Series    Aspen Series    Aspen Series    Aspen Series    Aspen Series    Aspen Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                   Flexible         Forty         Large Cap                       Worldwide
                                   Balanced        Bond (c)     Portfolio (d)     Growth (e)    Mid Cap Growth      Growth
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $    1,462,529  $    1,352,626  $       13,162  $      121,221  $            -  $      558,296
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (860,628)       (341,097)        (86,500)       (479,997)       (409,165)       (539,915)
  Administrative expense               (76,289)        (28,530)         (6,025)        (45,055)        (37,086)        (51,577)
                                --------------  --------------  --------------  --------------  --------------  --------------
  Net investment income (loss)         525,612         982,999         (79,363)       (403,831)       (446,251)        (33,196)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
 fund shares:
  Proceeds from sales               15,026,704       8,420,535       2,015,949      10,075,619      11,357,966      11,784,215
  Cost of investments sold          13,903,466       8,604,355       1,746,039      12,390,773      13,765,227      13,621,131
                                --------------  --------------  --------------  --------------  --------------  --------------

  Realized gains (losses)on
    fund shares                      1,123,238        (183,820)        269,910      (2,315,154)     (2,407,261)     (1,836,916)

Realized gain distributions                  -         775,955               -               -               -               -
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized gains (losses)        1,123,238         592,135         269,910      (2,315,154)     (2,407,261)     (1,836,916)

Change in unrealized gains
  (losses)                           2,291,547      (1,402,183)        471,029       3,537,242       6,009,182       3,399,975
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                      3,414,785        (810,048)        740,939       1,222,088       3,601,921       1,563,059
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    3,940,397  $      172,951  $      661,576  $      818,257  $    3,155,670  $    1,529,863
                                ==============  ==============  ==============  ==============  ==============  ==============

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(e)  Previously known as Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                        Janus              Janus              Janus              Janus              Janus              Janus
                    Aspen Series       Aspen Series       Aspen Series       Aspen Series       Aspen Series       Aspen Series
                  (Service Shares)   (Service Shares)   (Service Shares)   (Service Shares)   (Service Shares)   (Service Shares)
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                              Forty                                                    Small
                                                            Portfolio           Mid Cap         Risk-Managed       Company Value
                      Balanced         Foreign Stock        (Service             Value              Core             (Service
                  (Service Shares)   (Service Shares)      Shares) (f)     (Service Shares)   (Service Shares)      Shares) (g)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         131,707  $          89,598  $             167  $         573,426  $         313,529  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (76,681)          (150,777)           (30,859)          (126,513)           (49,001)            (7,266)
  Administrative
    expense                  (5,158)           (11,262)            (2,034)            (8,413)            (3,265)              (504)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income (loss)            49,868            (72,441)           (32,726)           438,500            261,263             (7,770)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                   719,900          4,130,250            442,424            682,909            604,912             79,407
  Cost of
    investments
    sold                    699,108          3,642,321            414,254            665,811            597,725             79,521
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Realized gains
    (losses)on
    fund shares              20,792            487,929             28,170             17,098              7,187               (114)

Realized gain
  distributions                   -                  -                  -            306,556            560,954                 67
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net realized
    gains
    (losses)                 20,792            487,929             28,170            323,654            568,141                (47)

Change in
  unrealized
  gains (losses)            333,107             69,652            236,196             74,743           (500,915)            16,530
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             353,899            557,581            264,366            398,397             67,226             16,483
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         403,767  $         485,140  $         231,640  $         836,897  $         328,489  $           8,713
                  =================  =================  =================  =================  =================  =================

(f)  Previously known as Capital Appreciation (Service Shares)
(g)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                        Janus             Lazard             Lazard          MFS Variable       MFS Variable       MFS Variable
                    Aspen Series        Retirement         Retirement          Insurance          Insurance          Insurance
                  (Service Shares)     Series, Inc.       Series, Inc.           Trust              Trust              Trust
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                      Worldwide
                       Growth            Emerging         International      MFS Emerging       MFS Investors         MFS New
                  (Service Shares)        Markets            Equity             Growth              Trust            Discovery
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $          33,214  $          26,087  $          20,283  $               -  $          35,880  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (38,064)          (113,611)           (29,764)           (96,111)           (87,197)          (176,872)
  Administrative
    expense                  (2,710)            (8,043)            (2,166)            (6,809)            (6,377)           (12,265)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                   (7,560)           (95,567)           (11,647)          (102,920)           (57,694)          (189,137)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                   426,329          1,721,046            335,071          1,192,120          1,027,225          2,956,154
  Cost of
    investments
    sold                    389,439          1,188,944            286,878          1,430,778            990,836          2,818,129
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses)
    on fund
    shares                   36,890            532,102             48,193           (238,658)            36,389            138,025

Realized gain
  distributions                   -            310,898             30,887                  -                  -                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                 36,890            843,000             79,080           (238,658)            36,389            138,025

Change in
  unrealized
  gains (losses)             76,671          2,061,783            121,806            834,694            365,780            394,573
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             113,561          2,904,783            200,886            596,036            402,169            532,598
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         106,001  $       2,809,216  $         189,239  $         493,116  $         344,475  $         343,461
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                          MFS Variable       MFS Variable       MFS Variable       MFS Variable
                    MFS Variable       MFS Variable         Insurance          Insurance          Insurance          Insurance
                      Insurance          Insurance            Trust              Trust              Trust              Trust
                        Trust              Trust         (Service Class)    (Service Class)    (Service Class)    (Service Class)
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                            MFS High         MFS Investor       MFS Investors         MFS New
                                         MFS Total           Income          Growth Stock           Trust            Discovery
                    MFS Research          Return         (Service Class)    (Service Class)    (Service Class)    (Service Class)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $          21,991  $         714,565  $         429,165  $           1,549  $           4,493  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (57,876)          (490,644)          (103,883)           (45,212)           (24,500)          (100,850)
  Administrative
    expense                  (4,356)           (36,134)            (6,981)            (3,044)            (1,616)            (7,127)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  (40,241)           187,787            318,301            (46,707)           (21,623)          (107,977)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 1,793,340          5,462,412            943,355            281,358            127,686          2,714,587
  Cost of
    investments
    sold                  1,901,755          4,992,334            953,623            277,328            119,685          2,514,224
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses) on
    fund shares            (108,415)           470,078            (10,268)             4,030              8,001            200,363

Realized gain
  distributions                   -          1,400,903                  -                  -                  -                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)               (108,415)         1,870,981            (10,268)             4,030              8,001            200,363

Change in
  unrealized
  gains (losses)            369,362         (1,577,603)          (239,490)           230,852            126,430            163,772
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses)
    on investments          260,947            293,378           (249,758)           234,882            134,431            364,135
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS $         220,706  $         481,165  $          68,543  $         188,175  $         112,808  $         256,158
                  =================  =================  =================  =================  =================  =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Oppenheimer        Oppenheimer        Oppenheimer
                    MFS Variable       MFS Variable       MFS Variable         Variable           Variable           Variable
                      Insurance          Insurance          Insurance        Account Funds      Account Funds      Account Funds
                        Trust              Trust              Trust         (Service Class     (Service Class     (Service Class
                   (Service Class)    (Service Class)    (Service Class)        ("SC"))            ("SC"))            ("SC"))
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                                                                                    Oppenheimer
                      MFS Total                                               Oppenheimer        Oppenheimer        Main Street
                       Return          MFS Utilities        MFS Value         Aggressive           Global            Small Cap
                   (Service Class)    (Service Class)    (Service Class)    Growth (SC) (g)    Securities (SC)      Growth (SC)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         197,599  $          29,382  $          19,201  $               -  $          65,802  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (179,668)           (88,825)           (51,234)            (3,835)          (151,138)          (576,023)
  Administrative
    expense                 (12,016)            (6,347)            (3,510)              (262)            (9,969)           (40,936)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                    5,915            (65,790)           (35,543)            (4,097)           (95,305)          (616,959)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                   975,359          1,962,532            300,454             21,442            821,092         10,273,387
  Cost of
    investments
    sold                    968,791          1,538,113            291,863             20,135            737,809          8,819,053
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses)
    on fund
    shares                    6,568            424,419              8,591              1,307             83,283          1,454,334

Realized gain
  distributions             424,930                  -             68,101                  -                  -            971,135
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                431,498            424,419             76,692              1,307             83,283          2,425,469

Change in
  unrealized
  gains (losses)           (258,867)           501,934            153,802             34,929          1,557,163          1,666,584
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             172,631            926,353            230,494             36,236          1,640,446          4,092,053
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         178,546  $         860,563  $         194,951  $          32,139  $       1,545,141  $       3,475,094
                  =================  =================  =================  =================  =================  =================

(g)  For the period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                      Panorama
                       Series         PIMCO Advisors     PIMCO Advisors     PIMCO Advisors     PIMCO Advisors     PIMCO Advisors
                     Fund, Inc.          Variable           Variable           Variable           Variable           Variable
                   (Service Class        Insurance          Insurance          Insurance          Insurance          Insurance
                       ("SC"))             Trust              Trust              Trust              Trust              Trust
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                     Oppenheimer
                    International        NFJ Small                                                  OpCap              OpCap
                     Growth (SC)       Cap Value (h)     OpCap Balanced      OpCap Equity      Renaissance (i)       Small Cap
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $          18,481  $          23,093  $          84,578  $          28,470  $               -  $               -
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (36,644)           (15,025)          (391,228)           (95,705)           (79,601)          (291,377)
  Administrative
    expense                  (3,212)              (993)           (28,251)            (7,025)            (5,358)           (21,488)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net investment
    income
    (loss)                  (21,375)             7,075           (334,901)           (74,260)           (84,959)          (312,865)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 1,011,566          3,873,331          5,869,968          1,027,253          1,397,343          5,905,122
  Cost of
    investments
    sold                    876,276          4,176,000          5,678,838            901,911          1,463,506          5,765,363
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Realized gains
    (losses)
    on fund
    shares                  135,290           (302,669)           191,130            125,342            (66,163)           139,759

Realized gain
  distributions                   -            338,409          1,321,008                  -            221,632          3,003,995
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                135,290             35,740          1,512,138            125,342            155,469          3,143,754

Change in
  unrealized
  gains (losses)            223,889           (135,404)          (856,855)           324,789           (279,292)        (3,347,467)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments             359,179            (99,664)           655,283            450,131           (123,823)          (203,713)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         337,804  $         (92,589) $         320,382  $         375,871  $        (208,782) $        (516,578)
                  =================  =================  =================  =================  =================  =================

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(i)  Previously known as PEA Renaissance

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                   PIMCO Advisors
                      Variable        PIMCO Variable     PIMCO Variable     PIMCO Variable     PIMCO Variable     PIMCO Variable
                      Insurance          Insurance          Insurance          Insurance          Insurance          Insurance
                        Trust              Trust              Trust              Trust              Trust              Trust
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                                                                                                    StocksPLUS
                         PEA                                                                                        Growth and
                     Science and                                                 PIMCO              PIMCO             Income
                   Technology (h)      Foreign Bond       Money Market        Real Return       Total Return         Portfolio
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $               -  $         555,964  $         967,622  $         560,147  $       3,470,463  $         183,383
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk            (39,935)          (311,469)          (498,833)          (287,379)        (1,401,756)          (107,821)
  Administrative
    expense                  (2,782)           (23,692)           (34,558)           (19,140)          (104,464)            (7,829)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  (42,717)           220,803            434,230            253,628          1,964,243             67,733
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
  Realized gains
    (losses) on
    fund shares:
  Proceeds from
    sales                10,245,277          6,605,513         22,331,938          2,550,396         20,948,446          1,036,969
  Cost of
    investments
    sold                 11,245,122          6,505,595         22,331,938          2,523,338         20,637,647            923,695
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

   Realized gains
    (losses) on
    fund shares            (999,845)            99,918                  -             27,058            310,799            113,274

Realized gain
  distributions                   -            202,209                  -            286,300          1,667,764                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)               (999,845)           302,127                  -            313,358          1,978,563            113,274

Change in
  unrealized
  gains (losses)           (372,700)           251,510                  -           (468,546)        (3,007,733)           (30,953)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments          (1,372,545)           553,637                  -           (155,188)        (1,029,170)            82,321
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM OPERATIONS $      (1,415,262) $         774,440  $         434,231  $          98,440  $         935,073  $         150,054
                  =================  =================  =================  =================  =================  =================

(h)  For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Salomon            Salomon
                                                                                                  Brothers           Brothers
                                                                                                  Variable           Variable
                       Putnam             Putnam              Rydex              Rydex             Series             Series
                   Variable Trust     Variable Trust     Variable Trust     Variable Trust       Funds Inc.         Funds Inc.
                     Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account        Sub-Account
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

                                            VT
                                       International
                                        Growth and                           Rydex Sector
                    VT High Yield         Income            Rydex OTC          Rotation          All Cap (j)         Investors
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends         $         784,495  $          59,885  $               -  $               -  $          99,829  $         168,289
Charges from
  Lincoln
  Benefit Life
  Company:
  Mortality and
    expense risk           (137,163)           (99,066)           (41,283)           (17,688)          (167,062)          (199,147)
  Administrative
    expense                  (9,756)            (7,791)            (2,838)            (1,191)           (11,940)           (14,395)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------
  Net investment
    income
    (loss)                  637,576            (46,972)           (44,121)           (18,879)           (79,173)           (45,253)
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

NET REALIZED AND
  UNREALIZED
  GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains
 (losses) on
 fund shares:
  Proceeds from
    sales                 2,208,758          2,314,409            799,307            598,094          2,103,128          2,077,184
  Cost of
    investments
    sold                  2,139,135          1,937,286            710,686            566,166          1,796,209          1,905,078
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

   Realized gains
    (losses) on
    fund shares              69,623            377,123             88,621             31,928            306,919            172,106

Realized gain
  distributions                   -                  -                  -                  -              8,223                  -
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    gains
    (losses)                 69,623            377,123             88,621             31,928            315,142            172,106

Change in
  unrealized
  gains (losses)           (560,130)           589,361           (112,798)           144,948             51,494            545,331
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

  Net realized
    and
    unrealized
    gains
    (losses) on
    investments            (490,507)           966,484            (24,177)           176,876            366,636            717,437
                  -----------------  -----------------  -----------------  -----------------  -----------------  -----------------

INCREASE
  (DECREASE) IN
  NET ASSETS
  FROM
  OPERATIONS      $         147,069  $         919,512  $         (68,298) $         157,997  $         287,463  $         672,184
                  =================  =================  =================  =================  =================  =================

(j)  Previously known as Variable All Cap

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                   Salomon         Salomon         Salomon         Scudder         Scudder         Scudder
                                   Brothers        Brothers        Brothers        Variable        Variable        Variable
                                   Variable        Variable        Variable       Insurance       Insurance       Insurance
                                  Funds Inc.      Funds Inc.      Funds Inc.        Trust           Trust           Trust
                                  (Class II)      (Class II)      (Class II)      (Class B)       (Class B)       (Class B)
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                                   Variable          EAFE         Equity 500      Small Cap
                                   All Cap        High Yield      Investors      Equity Index       Index           Index
                                  (Class II)      (Class II)      (Class II)    (Class B) (k)     (Class B)       (Class B)
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        9,860  $    1,124,456  $       14,281  $        7,372  $       50,113  $        5,679
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (19,525)       (191,622)        (25,124)         (2,893)        (53,893)        (18,355)
  Administrative expense                (1,230)        (12,835)         (1,698)           (202)         (3,750)         (1,292)
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net investment income (loss)         (10,895)        919,999         (12,541)          4,277          (7,530)        (13,968)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
  Proceeds from sales                  282,429       1,095,222         197,012         411,284         489,543         219,089
  Cost of investments sold             273,688       1,086,527         190,227         372,744         446,478         197,075
                                --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
    fund shares                          8,741           8,695           6,785          38,540          43,065          22,014

Realized gain distributions              1,158         327,116               -               -               -          37,797
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized gains (losses)            9,899         335,811           6,785          38,540          43,065          59,811

Change in unrealized gains
  (losses)                              48,088        (925,433)        100,972         (42,697)         77,312          (7,515)
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                         57,987        (589,622)        107,757          (4,157)        120,377          52,296
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $       47,092  $      330,377  $       95,216  $          120  $      112,847  $       38,328
                                ==============  ==============  ==============  ==============  ==============  ==============

(k)  For the period beginning January 1, 2005 and ended July 25, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                   Scudder        Scudder        Scudder        Scudder        Scudder           Scudder
                                  Variable       Variable       Variable       Variable       Variable           Variable
                                  Series I       Series I       Series I       Series I       Series I          Series II
                                 Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account       Sub-Account
                                -------------  -------------  -------------  -------------  -------------  --------------------

                                                                 Global       Growth and
                                Balanced (l)       Bond         Discovery       Income      International  Total Return (g) (l)
                                -------------  -------------  -------------  -------------  -------------  --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $     554,308  $     707,774  $      66,387  $      47,890  $      70,239  $                  -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (79,332)      (252,268)      (166,222)       (49,272)       (60,240)             (149,171)
  Administrative expense               (7,361)       (20,617)       (11,856)        (3,596)        (4,253)              (13,640)
                                -------------  -------------  -------------  -------------  -------------  --------------------

  Net investment income (loss)        467,615        434,889       (111,691)        (4,978)         5,746              (162,811)
                                -------------  -------------  -------------  -------------  -------------  --------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
  Proceeds from sales              19,171,610      4,653,657      1,985,860        954,307      1,083,120             3,325,953
  Cost of investments sold         20,779,225      4,595,437      1,532,617        904,744        936,057             3,178,477
                                -------------  -------------  -------------  -------------  -------------  --------------------

   Realized gains (losses) on
    fund shares                    (1,607,615)        58,220        453,243         49,563        147,063               147,476

Realized gain distributions                 -        180,413              -              -              -                     -
                                -------------  -------------  -------------  -------------  -------------  --------------------

  Net realized gains (losses)      (1,607,615)       238,633        453,243         49,563        147,063               147,476

Change in unrealized gains
  (losses)                            560,705       (449,765)     1,534,850        102,031        429,729             1,028,021
                                -------------  -------------  -------------  -------------  -------------  --------------------

  Net realized and unrealized
    gains (losses) on
    investments                    (1,046,910)      (211,132)     1,988,093        151,594        576,792             1,175,497
                                -------------  -------------  -------------  -------------  -------------  --------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $    (579,295) $     223,757  $   1,876,402  $     146,616  $     582,538  $          1,012,686
                                =============  =============  =============  =============  =============  ====================

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Strong
                                                                                    Strong           Variable       T. Rowe Price
                                 STI Classic     STI Classic     STI Classic     Opportunity        Insurance           Equity
                                Variable Trust  Variable Trust  Variable Trust  Funds II, Inc.     Funds, Inc.       Series, Inc.
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account
                                --------------  --------------  --------------  --------------  ------------------  --------------

                                                     STI          STI Large
                                 STI Capital    International     Cap Value      Opportunity         Mid Cap        T. Rowe Price
                                 Appreciation       Equity        Equity (m)     Fund II (n)    Growth Fund II (o)  Equity Income
                                --------------  --------------  --------------  --------------  ------------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        2,924  $        2,345  $       67,582  $            -  $                -  $      654,900
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (29,931)         (1,146)        (60,448)        (76,179)            (32,583)       (582,793)
  Administrative expense                (2,132)            (92)         (4,294)         (5,435)             (2,363)        (41,733)
                                --------------  --------------  --------------  --------------  ------------------  --------------

  Net investment income (loss)         (29,139)          1,107           2,840         (81,614)            (34,946)         30,374
                                --------------  --------------  --------------  --------------  ------------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  440,703           3,856       3,020,882      20,837,169           9,242,085       6,804,955
  Cost of investments sold             421,922           2,917       2,802,961      18,026,292          10,026,708       5,986,243
                                --------------  --------------  --------------  --------------  ------------------  --------------

   Realized gains (losses) on
    fund shares                         18,781             939         217,921       2,810,877            (784,623)        818,712

Realized gain distributions                  -               -               -               -                   -       1,973,080
                                --------------  --------------  --------------  --------------  ------------------  --------------

  Net realized gains (losses)           18,781             939         217,921       2,810,877            (784,623)      2,791,792

Change in unrealized gains
  (losses)                             (48,308)          8,371        (147,071)     (3,395,122)            189,292      (1,792,299)
                                --------------  --------------  --------------  --------------  ------------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                        (29,527)          9,310          70,850        (584,245)           (595,331)        999,493
                                --------------  --------------  --------------  --------------  ------------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      (58,666) $       10,417  $       73,690  $     (665,859) $         (630,277) $    1,029,867
                                ==============  ==============  ==============  ==============  ==================  ==============

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                            T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    The Universal
                               Equity           Equity           Equity           Equity        International    Institutional
                            Series, Inc.     Series, Inc.    Series, Inc. II  Series, Inc. II   Series, Inc.      Funds, Inc.
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                             T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price     Van Kampen
                            T. Rowe Price     New America       Blue Chip         Equity        International         UIF
                           Mid-Cap Growth       Growth          Growth II        Income II          Stock        Equity Growth
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends                  $             -  $             -  $        17,156  $       383,754  $       127,800  $       142,114
Charges from Lincoln
  Benefit Life Company:
  Mortality and expense
    risk                          (430,932)         (60,994)        (127,985)        (361,067)        (100,187)        (406,222)
  Administrative expense           (30,934)          (4,456)          (8,553)         (24,176)          (7,311)         (29,011)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net investment income
    (loss)                        (461,866)         (65,450)        (119,382)          (1,489)          20,302         (293,119)
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
  Proceeds from sales            5,536,893        1,114,743          778,069        1,720,106        1,516,308        5,293,111
  Cost of investments
    sold                         4,016,509        1,013,404          760,775        1,669,925        1,303,474        4,839,389
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Realized gains (losses)
    on fund shares               1,520,384          101,339           17,294           50,181          212,834          453,722

Realized gain
  distributions                  1,745,588                -                -        1,633,623           27,783                -
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized gains
    (losses)                     3,265,972          101,339           17,294        1,683,804          240,617          453,722

Change in unrealized
  gains (losses)                   983,121          123,200          767,858         (893,098)         775,052        3,577,788
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Net realized and
    unrealized gains
    (losses) on
    investments                  4,249,093          224,539          785,152          790,706        1,015,669        4,031,510
                           ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS               $     3,787,227  $       159,089  $       665,770  $       789,217  $     1,035,971  $     3,738,391
                           ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                The Universal   The Universal        Van
                                The Universal   The Universal   The Universal   Institutional   Institutional   Eck Worldwide
                                Institutional   Institutional   Institutional    Funds, Inc.     Funds, Inc.      Insurance
                                 Funds, Inc.     Funds, Inc.     Funds, Inc.      (Class II)      (Class II)        Trust
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                --------------  --------------  --------------  --------------  --------------  --------------

                                                                                  Van Kampen      Van Kampen       Van Eck
                                                  Van Kampen      Van Kampen         UIF           UIF U.S.       Worldwide
                                  Van Kampen         UIF           UIF U.S.     Equity Growth    Real Estate       Absolute
                                UIF High Yield  Mid Cap Growth  Mid Cap Value     (Class II)      (Class II)        Return
                                --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $      643,655  $            -  $      144,568  $        8,596  $      253,563  $            -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk          (113,922)        (98,185)       (617,909)        (32,508)       (325,032)        (19,420)
  Administrative expense                (8,218)         (7,177)        (45,662)         (2,180)        (21,425)         (1,301)
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net investment income (loss)         521,515        (105,362)       (519,003)        (26,092)        (92,894)        (20,721)
                                --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                2,191,236       1,307,339      12,515,621         895,886       6,610,806         215,933
  Cost of investments sold           2,182,453       1,113,213      10,864,048         804,310       5,852,092         214,741
                                --------------  --------------  --------------  --------------  --------------  --------------

   Realized gains (losses) on
    fund shares                          8,783         194,126       1,651,573          91,576         758,714           1,192

Realized gain distributions                  -               -         644,620               -         597,706               -
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized gains (losses)            8,783         194,126       2,296,193          91,576       1,356,420           1,192

Change in unrealized gains
  (losses)                            (572,336)        993,304       2,740,624         351,149       2,260,138             485
                                --------------  --------------  --------------  --------------  --------------  --------------

  Net realized and unrealized
    gains (losses) on
    investments                       (563,553)      1,187,430       5,036,817         442,725       3,616,558           1,677
                                --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      (42,038) $    1,082,068  $    4,517,814  $      416,633  $    3,523,664  $      (19,044)
                                ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------

                                                                  Van Kampen      Van Kampen      Van Kampen
                                     Van             Van             Life            Life            Life
                                Eck Worldwide   Eck Worldwide     Investment      Investment      Investment       Wells Fargo
                                  Insurance       Insurance         Trust           Trust           Trust           Variable
                                    Trust           Trust         (Class II)      (Class II)      (Class II)          Trust
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account       Sub-Account
                                --------------  --------------  --------------  --------------  --------------  -----------------

                                   Van Eck
                                  Worldwide        Van Eck      LIT Aggressive                  LIT Growth and   Wells Fargo VT
                                   Emerging       Worldwide         Growth      LIT Government      Income          Advantage
                                   Markets       Hard Assets      (Class II)      (Class II)      (Class II)    Discovery (o) (p)
                                --------------  --------------  --------------  --------------  --------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $        5,829  $        5,491  $            -  $      185,956  $      365,256  $               -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk           (32,052)        (62,037)       (144,956)        (89,802)       (691,108)           (76,416)
  Administrative expense                (2,164)         (4,116)        (10,472)         (6,028)        (50,133)            (5,582)
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Net investment income (loss)         (28,387)        (60,662)       (155,428)         90,126        (375,985)           (81,998)
                                --------------  --------------  --------------  --------------  --------------  -----------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
  Proceeds from sales                  956,970       1,168,717       3,122,876         772,708      10,074,984          1,488,245
  Cost of investments sold             887,562       1,020,881       2,795,477         769,234       8,790,433          1,422,441
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Realized gains (losses) on
    fund shares                         69,408         147,836         327,399           3,474       1,284,551             65,804

Realized gain distributions                  -               -               -               -       1,031,386                  -
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Net realized gains (losses)           69,408         147,836         327,399           3,474       2,315,937             65,804

Change in unrealized gains
  (losses)                             613,377       1,676,758         784,667           3,656       2,095,265          1,048,935
                                --------------  --------------  --------------  --------------  --------------  -----------------

  Net realized and unrealized
    gains (losses) on
    investments                        682,785       1,824,594       1,112,066           7,130       4,411,202          1,114,739
                                --------------  --------------  --------------  --------------  --------------  -----------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $      654,398  $    1,763,932  $      956,638  $       97,256  $    4,035,217  $       1,032,741
                                ==============  ==============  ==============  ==============  ==============  =================

(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------

                                    Wells Fargo
                                      Variable
                                       Trust
                                    Sub-Account
                                --------------------

                                   Wells Fargo VT
                                     Advantage
                                 Opportunity (n)(p)
                                --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                       $                  -
Charges from Lincoln Benefit
  Life Company:
  Mortality and expense risk                (199,353)
  Administrative expense                     (14,164)
                                --------------------

  Net investment income (loss)              (213,517)
                                --------------------

NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS

Realized gains (losses) on
  fund shares:
  Proceeds from sales                      3,053,834
  Cost of investments sold                 2,892,318
                                --------------------

  Realized gains (losses) on
    fund shares                              161,516

Realized gain distributions                        -
                                --------------------

  Net realized gains (losses)                161,516

Change in unrealized gains
  (losses)                                 1,940,917
                                --------------------

  Net realized and unrealized
    gains (losses) on
    investments                            2,102,433
                                --------------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS        $          1,888,916
                                ====================

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                              AIM Variable                   AIM Variable                 AIM Variable
                                               Insurance                      Insurance                    Insurance
                                                 Funds                          Funds                    Fund Series II
                                              Sub-Account                    Sub-Account                  Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                             AIM V. I.
                                                AIM V. I.                   Demographic                    AIM V. I.
                                               Basic Value                   Trends (a)                  Basic Value II
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005        2004 (q) (r)      2005           2004           2005          2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (358,994) $    (260,094) $     (19,307) $     (22,257) $    (143,063) $     (37,702)
Net realized gains (losses)                 654,699       (209,167)        61,646         33,212        183,381          2,105
Change in unrealized gains (losses)         701,392      2,164,649           (663)        67,033        407,015        493,277
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           997,097      1,695,388         41,676         77,988        447,333        457,680
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    534,398      1,137,016          2,958        134,026      3,671,341      5,018,638
Benefit payments                           (169,891)      (161,388)       (12,205)             -        (57,084)       (12,296)
Payments on termination                  (2,183,244)    (1,431,521)      (120,783)      (107,565)      (344,853)      (135,155)
Loans - net                                      (3)             -              -              -              -              -
Contract maintenance charge                  (8,854)        (5,932)             -              -        (17,445)             -
Transfers among the sub-accounts
  and with the Fixed Account - net           25,443     25,184,410       (118,213)        38,270      1,163,563      1,011,039
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (1,802,151)    24,722,585       (248,243)        64,731      4,415,522      5,882,226
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS          (805,054)    26,417,973       (206,567)       142,719      4,862,855      6,339,906

NET ASSETS AT BEGINNING OF PERIOD        26,417,973              -      1,409,794      1,267,075      6,339,906              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  25,612,919  $  26,417,973  $   1,203,227  $   1,409,794  $  11,202,761  $   6,339,906
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,445,532              -        150,101        143,697        591,413              -
      Units issued                          344,813      3,191,908         18,091         40,235        550,303        632,233
      Units redeemed                       (514,070)      (746,376)       (45,635)       (33,831)      (134,586)       (40,820)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      2,276,275      2,445,532        122,557        150,101      1,007,130        591,413
                                      =============  =============  =============  =============  =============  =============

(a)  Previously known as AIM V. I. Dent Demographics
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                              AIM Variable                   AIM Variable                 AIM Variable
                                                Insurance                      Insurance                   Insurance
                                             Fund Series II                 Fund Series II               Fund Series II
                                               Sub-Account                    Sub-Account                  Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                            AIM V. I. Capital                AIM V. I.                     AIM V. I.
                                             Appreciation II         Demographic Trends II (b)       Mid Cap Core Equity II
                                      ----------------------------  ----------------------------  -------------  -------------

                                          2005          2004 (s)        2005          2004 (s)        2005          2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (29,517) $      (4,764) $      (8,329) $      (1,843) $    (102,098) $     (26,004)
Net realized gains (losses)                   5,408            568          5,627             28        355,746        212,522
Change in unrealized gains (losses)         186,699         63,332         43,424         20,677        261,022        133,352
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           162,590         59,136         40,722         18,862        514,670        319,870
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    788,279        877,719        176,357        235,964      3,842,956      4,148,151
Benefit payments                            (24,115)             -         (4,401)          (160)       (35,579)       (10,670)
Payments on termination                     (50,384)        (2,762)       (39,160)        (1,470)      (255,030)       (31,943)
Loans - net                                     (82)             -             (5)             -             (6)             -
Contract maintenance charge                  (1,792)             -           (958)             -        (20,556)             -
Transfers among the sub-accounts
  and with the Fixed Account - net          493,478        253,650        207,611         66,016      1,186,210        977,307
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              1,205,384      1,128,607        339,444        300,350      4,717,995      5,082,845
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         1,367,974      1,187,743        380,166        319,212      5,232,665      5,402,715

NET ASSETS AT BEGINNING OF PERIOD         1,187,743              -        319,212              -      5,402,715              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   2,555,717  $   1,187,743  $     699,378  $     319,212  $  10,635,380  $   5,402,715
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  115,571              -         31,068              -        492,759              -
      Units issued                          149,936        118,617         43,356         33,133        556,569        511,527
      Units redeemed                        (32,800)        (3,046)        (9,214)        (2,065)      (130,599)       (18,768)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        232,707        115,571         65,210         31,068        918,729        492,759
                                      =============  =============  =============  =============  =============  =============

(b)  Previously known as AIM V. I. Dent Demographics II
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                              AIM Variable
                                                Insurance                    The Alger                     The Alger
                                             Fund Series II                American Fund                 American Fund
                                               Sub-Account                  Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               AIM V. I.                                                      Alger
                                           Premier Equity II                Alger Growth                 Income & Growth
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005          2004 (s)        2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (10,416) $      (1,337) $    (257,533) $    (323,112) $     (76,207) $    (224,450)
Net realized gains (losses)                  14,448             23       (874,915)    (1,627,035)      (416,285)      (931,390)
Change in unrealized gains (losses)          64,736         37,738      3,183,857      2,760,405        865,530      2,675,188
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            68,768         36,424      2,051,409        810,258        373,038      1,519,348
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    512,408        625,897        595,395      2,469,298        360,610      1,500,844
Benefit payments                            (80,166)             -       (361,647)      (257,943)      (161,887)      (314,800)
Payments on termination                    (135,423)        (3,263)    (2,577,207)    (2,046,592)    (2,691,067)    (2,949,702)
Loans - net                                       -              -           (523)          (719)          (111)          (817)
Contract maintenance charge                    (554)             -        (15,943)       (15,739)       (13,236)       (14,274)
Transfers among the sub-accounts
  and with the Fixed Account - net          407,116        101,777       (400,202)    (1,212,930)    (1,220,054)    (1,420,030)
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                703,381        724,411     (2,760,127)    (1,064,625)    (3,725,745)    (3,198,779)
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           772,149        760,835       (708,718)      (254,367)    (3,352,707)    (1,679,431)

NET ASSETS AT BEGINNING OF PERIOD           760,835              -     22,746,174     23,000,541     24,441,319     26,120,750
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   1,532,984  $     760,835  $  22,037,456  $  22,746,174  $  21,088,612  $  24,441,319
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   74,218              -      2,388,736      2,416,249      2,213,720      2,447,349
      Units issued                          101,283         76,081        423,665        666,132        161,097        440,589
      Units redeemed                        (31,303)        (1,863)      (650,253)      (693,645)      (464,580)      (674,218)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        144,198         74,218      2,162,148      2,388,736      1,910,237      2,213,720
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                The Alger                     The Alger                     The Alger
                                              American Fund                 American Fund                 American Fund
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                  Alger                        Alger                          Alger
                                            Leveraged AllCap               MidCap Growth              Small Capitalization
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (259,518) $    (268,313) $    (527,784) $    (505,485) $    (214,383) $    (193,197)
Net realized gains (losses)                (257,512)      (628,894)     1,936,426        257,523        748,871        577,443
Change in unrealized gains (losses)       2,562,519      2,000,419      1,352,894      3,820,439      1,513,669      1,456,383
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         2,045,489      1,103,212      2,761,536      3,572,477      2,048,157      1,840,629
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    548,611      2,330,460      1,221,196      5,684,333        425,737      1,335,484
Benefit payments                           (291,478)      (187,107)      (419,218)      (426,101)      (133,230)       (33,055)
Payments on termination                  (1,891,937)    (1,391,381)    (3,460,079)    (3,060,230)    (1,413,939)    (1,145,119)
Loans - net                                    (577)          (776)          (687)          (703)          (179)          (745)
Contract maintenance charge                 (17,072)       (17,891)       (25,733)       (22,831)        (8,988)        (8,257)
Transfers among the sub-accounts
  and with the Fixed Account - net         (828,032)    (1,207,974)     2,766,664     (1,408,632)       332,217        (42,783)
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (2,480,485)      (474,669)        82,143        765,836       (798,382)       105,525
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS          (434,996)       628,543      2,843,679      4,338,313      1,249,775      1,946,154

NET ASSETS AT BEGINNING OF PERIOD        18,677,346     18,048,803     35,746,469     31,408,156     14,870,879     12,924,725
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  18,242,350  $  18,677,346  $  38,590,148  $  35,746,469  $  16,120,654  $  14,870,879
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,930,871      1,850,004      2,633,993      2,483,742      1,788,473      1,739,215
      Units issued                          188,110        516,445        566,573      1,307,298        444,575      1,114,874
      Units redeemed                       (386,506)      (435,578)      (559,840)    (1,157,047)      (521,300)    (1,065,616)
                                      -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period     1,732,475      1,930,871      2,640,726      2,633,993      1,711,748      1,788,473
                                      =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                The Alger                     The Alger                     The Alger
                                              American Fund                 American Fund                 American Fund
                                                (Series-S)                    (Series-S)                    (Series-S)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                              Alger Growth                 Alger Leveraged                Alger MidCap
                                              (Series - S)               AllCap (Series - S)           Growth (Series - S)
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005          2004 (s)        2005         2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (166,920) $     (80,049) $     (26,105) $      (4,560) $    (118,992) $     (21,504)
Net realized gains (losses)                 151,236         (7,165)        25,865         (8,096)       326,976         10,566
Change in unrealized gains (losses)       1,326,082        523,814        254,513         68,238        536,494        465,394
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         1,310,398        436,600        254,273         55,582        744,478        454,456
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,737,708      4,726,916      1,228,400        743,900      3,808,954      3,232,195
Benefit payments                            (82,567)       (22,255)        (9,272)             -         (7,188)       (37,297)
Payments on termination                    (735,983)      (242,415)       (41,943)        (1,944)      (296,498)        (9,237)
Loans - net                                     (31)             -            (14)             -              -              -
Contract maintenance charge                  (4,894)          (506)        (2,232)             -         (6,437)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,700,493      2,698,576        617,602         91,170      1,725,981        761,140
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              3,614,726      7,160,316      1,792,541        833,126      5,224,812      3,946,801
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         4,925,124      7,596,916      2,046,814        888,708      5,969,290      4,401,257

NET ASSETS AT BEGINNING OF PERIOD         9,296,191      1,699,275        888,708              -      4,401,257              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  14,221,315  $   9,296,191  $   2,935,522  $     888,708  $  10,370,547  $   4,401,257
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  807,036        137,614         87,169              -        415,207              -
      Units issued                          566,268        759,930        203,978         94,056        577,542        438,481
      Units redeemed                       (211,851)       (90,508)       (34,917)        (6,887)       (85,330)       (23,274)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,161,453        807,036        256,230         87,169        907,419        415,207
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                Federated                     Federated                     Federated
                                                Insurance                     Insurance                     Insurance
                                                 Series                        Series                        Series
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                           Federated Capital           Federated Fund for U.S.            Federated High
                                            Income Fund II            Government Securities II         Income Bond Fund II
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     341,339  $     275,245  $   1,133,098  $   1,628,813  $   2,108,463  $   1,698,157
Net realized gains (losses)                (489,075)      (732,115)      (172,191)       330,393        (35,458)       204,415
Change in unrealized gains (losses)         515,658      1,210,252       (743,261)      (900,363)    (1,864,428)       740,942
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           367,922        753,382        217,646      1,058,843        208,577      2,643,514
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    142,294        601,014        999,538      3,690,226        566,045      5,141,488
Benefit payments                           (100,172)      (219,508)      (653,064)      (341,071)      (296,703)      (350,436)
Payments on termination                  (1,558,134)    (1,257,914)    (5,746,696)    (9,027,110)    (4,749,790)    (4,695,913)
Loans - net                                     (46)           (48)          (374)          (384)          (505)          (479)
Contract maintenance charge                  (5,181)        (5,472)       (22,612)       (27,861)       (15,179)       (13,715)
Transfers among the sub-accounts
  and with the Fixed Account - net         (472,249)       178,491     (4,179,078)    (7,908,718)    (1,183,852)     2,627,989
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (1,993,488)      (703,437)    (9,602,286)   (13,614,918)    (5,679,984)     2,708,934
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (1,625,566)        49,945     (9,384,640)   (12,556,075)    (5,471,407)     5,352,448

NET ASSETS AT BEGINNING OF PERIOD         9,162,564      9,112,619     44,722,928     57,279,003     32,896,084     27,543,636
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   7,536,998  $   9,162,564  $  35,338,288  $  44,722,928  $  27,424,677  $  32,896,084
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  954,889      1,008,076      3,349,567      4,332,653      2,571,937      2,278,456
      Units issued                          104,082        281,162        479,074        835,594        412,238      1,286,044
      Units redeemed                       (289,987)      (334,349)    (1,173,076)    (1,818,680)      (826,870)      (992,563)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        768,984        954,889      2,655,565      3,349,567      2,157,305      2,571,937
                                      -------------  -------------  -------------  -------------  -------------  -------------

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                      Fidelity                      Fidelity
                                               Variable                      Variable                      Variable
                                               Insurance                     Insurance                     Insurance
                                             Products Fund                 Products Fund                 Products Fund
                                              Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               VIP Asset                                                       VIP
                                                Manager                    VIP Contrafund                 Equity-Income
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     242,527  $     240,651  $    (994,219) $    (838,738) $     215,625  $     104,777
Net realized gains (losses)                (135,202)      (159,811)     2,796,644        882,074      4,087,639      1,488,661
Change in unrealized gains (losses)         303,441        662,552     10,569,119      9,880,051     (1,413,714)     5,956,052
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           410,766        743,392     12,371,544      9,923,387      2,889,550      7,549,490
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    247,104      1,524,907      2,032,526      6,588,538      1,244,776      4,247,090
Benefit payments                           (306,693)      (199,777)      (838,166)      (776,240)      (821,436)      (732,634)
Payments on termination                  (2,647,589)    (1,924,033)   (11,577,250)    (8,309,371)   (12,629,025)   (12,235,242)
Loans - net                                    (328)          (385)        (1,150)        (1,289)        (2,079)        (2,351)
Contract maintenance charge                  (9,926)       (10,276)       (50,956)       (45,665)       (39,921)       (43,823)
Transfers among the sub-accounts
  and with the Fixed Account - net           95,607        959,556      9,632,447      5,818,674       (908,056)     2,669,429
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (2,621,825)       349,992       (802,549)     3,274,647    (13,155,741)    (6,097,531)
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (2,211,059)     1,093,384     11,568,995     13,198,034    (10,266,191)     1,451,959

NET ASSETS AT BEGINNING OF PERIOD        19,256,372     18,162,988     82,371,369     69,173,335     78,275,907     76,823,948
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  17,045,313  $  19,256,372  $  93,940,364  $  82,371,369  $  68,009,716  $  78,275,907
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,455,177      1,377,770      5,562,917      5,121,753      4,608,985      4,757,340
      Units issued                          163,483        365,072      1,272,558      1,497,772        371,646      1,319,724
      Units redeemed                       (333,284)      (287,665)    (1,185,591)    (1,056,608)    (1,072,267)    (1,468,079)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,285,376      1,455,177      5,649,884      5,562,917      3,908,364      4,608,985
                                      =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                      Fidelity                      Fidelity
                                               Variable                      Variable                      Variable
                                               Insurance                     Insurance                     Insurance
                                             Products Fund                 Products Fund                 Products Fund
                                              Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                                                           VIP Money
                                              VIP Growth                    VIP Index 500                    Market
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (415,044) $    (610,304) $     264,386  $    (115,448) $     757,917  $    (134,673)
Net realized gains (losses)              (1,742,346)    (2,387,419)     1,137,958       (277,113)             -              -
Change in unrealized gains (losses)       3,871,560      3,697,336        790,815      6,564,762              -              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         1,714,170        699,613      2,193,159      6,172,201        757,917       (134,673)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,411,171      5,377,957      2,278,500      8,250,387      2,448,301      8,651,931
Benefit payments                           (441,679)      (309,665)      (580,227)      (478,662)    (4,305,176)    (2,996,537)
Payments on termination                  (6,873,971)    (7,490,770)    (8,910,567)    (7,487,672)   (14,251,559)   (24,292,922)
Loans - net                                  (1,574)        (1,754)          (856)        (1,296)        (2,450)        (2,581)
Contract maintenance charge                 (37,182)       (40,628)       (47,547)       (45,365)       (27,861)       (30,768)
Transfers among the sub-accounts
  and with the Fixed Account - net       (3,180,497)      (657,641)    (3,271,820)     1,048,989     12,684,324      1,319,246
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (9,123,732)    (3,122,501)   (10,532,517)     1,286,381     (3,454,421)   (17,351,631)
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (7,409,562)    (2,422,888)    (8,339,358)     7,458,582     (2,696,504)   (17,486,304)

NET ASSETS AT BEGINNING OF PERIOD        50,936,842     53,359,730     76,112,320     68,653,738     48,867,402     66,353,706
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  43,527,280  $  50,936,842  $  67,772,962  $  76,112,320  $  46,170,898  $  48,867,402
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                4,353,077      4,208,919      7,331,574      7,054,197      4,251,983      5,698,473
      Units issued                          454,765      1,323,970      1,109,500      3,134,180      4,064,173      5,082,169
      Units redeemed                     (1,128,205)    (1,179,812)    (2,054,754)    (2,856,803)    (4,337,532)    (6,528,659)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      3,679,637      4,353,077      6,386,320      7,331,574      3,978,624      4,251,983
                                      =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                       Fidelity                      Fidelity
                                               Variable                  Variable Insurance            Variable Insurance
                                               Insurance                    Products Fund                 Products Fund
                                             Products Fund                (Service Class 2)             (Service Class 2)
                                              Sub-Account                    Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                             VIP Asset
                                                                              Manager                   VIP Contrafund
                                              VIP Overseas               (Service Class 2)             (Service Class 2)
                                      ----------------------------  ----------------------------  ----------------------------

                                          2005           2004           2005          2004 (s)        2005          2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (154,897) $     (76,129) $      11,875  $     (12,219) $    (210,442) $     (24,756)
Net realized gains (losses)                 557,227         51,742         14,716         (5,906)       124,981          8,345
Change in unrealized gains (losses)       2,871,051      1,946,498        104,915        100,248      2,361,867        418,453
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         3,273,381      1,922,111        131,506         82,123      2,276,406        402,042
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    784,999      2,289,109      1,776,003      1,970,524     13,135,010      4,190,685
Benefit payments                           (180,095)      (183,988)        (4,329)             -        (17,703)          (621)
Payments on termination                  (2,614,385)    (2,037,307)      (308,563)        (4,152)      (673,286)      (120,661)
Loans - net                                    (402)          (425)          (107)             -              -              -
Contract maintenance charge                 (10,915)        (9,488)        (6,832)             -        (10,197)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,503,048      2,793,958        610,154        707,558      5,377,013      1,318,071
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               (517,750)     2,851,859      2,066,326      2,673,930     17,810,837      5,387,474
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         2,755,631      4,773,970      2,197,832      2,756,053     20,087,243      5,789,516

NET ASSETS AT BEGINNING OF PERIOD        19,548,618     14,774,648      2,756,053              -      5,789,516              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  22,304,249  $  19,548,618  $   4,953,885  $   2,756,053  $  25,876,759  $   5,789,516
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,686,102      1,354,550        270,393              -        509,601              -
      Units issued                          406,432        761,225        282,058        287,336      1,681,637        527,528
      Units redeemed                       (407,412)      (429,673)       (76,553)       (16,943)      (207,532)       (17,927)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,685,122      1,686,102        475,898        270,393      1,983,706        509,601
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                      Fidelity                      Fidelity
                                           Variable Insurance            Variable Insurance            Variable Insurance
                                              Products Fund                 Products Fund                Products Fund
                                            (Service Class 2)             (Service Class 2)             (Service Class 2)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                   VIP
                                              Equity-Income                  VIP Growth                    VIP Index 500
                                            (Service Class 2)             (Service Class 2)             (Service Class 2)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005          2004            2005           2004 (s)
                                       ----------------------------  ----------------------------  ----------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     (87,726) $     (76,396) $    (212,707) $    (134,655) $    (120,679) $     (55,464)
Net realized gains (losses)                1,015,108        245,894         95,693        (17,883)       111,941          6,216
Change in unrealized gains (losses)          269,961      1,320,743        926,795        528,633        984,164        793,718
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                          1,197,343      1,490,241        809,781        376,095        975,426        744,470
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   7,155,685      9,130,042      2,565,207      6,908,597     17,192,821      9,679,538
Benefit payments                             (81,607)       (37,388)      (112,944)       (28,765)       (94,412)       (12,307)
Payments on termination                   (1,747,022)      (676,672)    (1,136,497)      (407,809)    (1,084,030)      (180,805)
Loans - net                                      (18)             -            (13)           (32)             -              -
Contract maintenance charge                  (20,225)             -         (6,471)          (817)       (39,596)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         3,680,158      2,827,082      1,757,398      4,588,323      4,169,946      2,099,758
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               8,986,971     11,243,064      3,066,680     11,059,497     20,144,729     11,586,184
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         10,184,314     12,733,305      3,876,461     11,435,592     21,120,155     12,330,654

NET ASSETS AT BEGINNING OF PERIOD         19,558,348      6,825,043     15,220,669      3,785,077     12,330,654              -
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  29,742,662  $  19,558,348  $  19,097,130  $  15,220,669  $  33,450,809  $  12,330,654
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 1,790,952        678,853      1,308,504        304,040      1,158,418              -
      Units issued                         1,235,957      1,351,688        574,520      1,147,432      2,260,631      1,207,571
      Units redeemed                        (396,754)      (239,589)      (249,837)      (142,968)      (365,265)       (49,153)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        2,630,155      1,790,952      1,633,187      1,308,504      3,053,784      1,158,418
                                       =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                Fidelity                      Fidelity                      Fidelity
                                           Variable Insurance            Variable Insurance            Variable Insurance
                                              Products Fund                 Products Fund                Products Fund
                                            (Service Class 2)             (Service Class 2)             (Service Class 2)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                              VIP Investment                  VIP Money
                                                Grade Bond                       Market                     VIP Overseas
                                            (Service Class 2)              (Service Class 2)             (Service Class 2)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005         2004 (s)         2005          2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     599,928  $     411,697  $     320,512  $     (19,402) $    (127,074) $     (39,690)
Net realized gains (losses)                  546,334        449,548              -              -        285,711         57,582
Change in unrealized gains (losses)       (1,000,418)      (219,258)             -              -      2,145,151        678,870
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            145,844        641,987        320,512        (19,402)     2,303,788        696,762
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   9,542,400     10,911,190     29,612,733     17,265,217      7,301,184      3,560,301
Benefit payments                            (411,927)      (148,520)      (168,835)      (274,771)       (63,355)        (1,038)
Payments on termination                   (2,881,697)    (2,292,251)    (2,800,904)      (710,880)      (659,694)      (152,866)
Loans - net                                      (59)           (25)            (1)             -            (17)           (16)
Contract maintenance charge                  (29,855)        (2,905)       (54,793)             -         (6,813)          (342)
Transfers among the sub-accounts
  and with the Fixed Account - net         3,648,727      4,922,032     (6,205,174)    (1,119,844)     1,356,422      1,789,017
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               9,867,589     13,389,521     20,383,026     15,159,722      7,927,727      5,195,056
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         10,013,433     14,031,508     20,703,538     15,140,320     10,231,515      5,891,818

NET ASSETS AT BEGINNING OF PERIOD         32,485,056     18,453,548     15,140,320              -      7,703,442      1,811,624
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  42,498,489  $  32,485,056  $  35,843,858  $  15,140,320  $  17,934,957  $   7,703,442
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 2,929,542      1,646,847      1,523,042              -        676,758        172,165
      Units issued                         1,734,662      1,902,313      4,285,577      2,225,198        930,651        625,949
      Units redeemed                        (734,487)     (619,618)     (2,244,507)      (702,156)      (233,203)      (121,356)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        3,929,717      2,929,542      3,564,112      1,523,042      1,374,206        676,758
                                       =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                              Goldman Sachs                  Goldman Sachs
                                                Variable                       Variable                    J.P. Morgan
                                             Insurance Trust               Insurance Trust               Series Trust II
                                               Sub-Account                    Sub-Account                  Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                             VIT CORE Small                      VIT
                                               Cap Equity                International Equity             Small Company
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     (53,151) $     (66,359) $     (52,252) $     (12,350) $     (78,913) $     (68,106)
Net realized gains (losses)                  687,728        395,378         70,375        (44,252)       965,163         45,572
Change in unrealized gains (losses)         (510,021)       387,191        546,462        491,219       (805,346)     1,147,002
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            124,556        716,210        564,585        434,617         80,904      1,124,468
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      50,503        538,793         75,820        346,939         47,976        272,870
Benefit payments                             (60,215)       (22,885)       (27,171)       (10,729)        (6,506)       (18,123)
Payments on termination                     (268,877)      (339,588)      (448,215)      (201,973)      (438,093)      (292,755)
Loans - net                                        -              -            (67)           (75)           (74)           (37)
Contract maintenance charge                   (1,582)        (1,392)        (1,361)        (1,211)        (1,598)        (1,556)
Transfers among the sub-accounts
  and with the Fixed Account - net        (1,393,237)       267,067        691,215        (24,708)      (570,408)       816,765
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              (1,673,408)       441,995        290,221        108,243       (968,703)       777,164
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (1,548,852)     1,158,205        854,806        542,860       (887,799)     1,901,632

NET ASSETS AT BEGINNING OF PERIOD          5,828,376      4,670,171      4,203,717      3,660,857      5,923,321      4,021,689
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $   4,279,524  $   5,828,376  $   5,058,523  $   4,203,717  $   5,035,522  $   5,923,321
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   335,069        307,700        434,592        423,003        412,007        350,433
      Units issued                            21,044        103,937        126,019         97,462         56,702        105,401
      Units redeemed                        (120,665)       (76,568)       (94,357)       (85,873)      (125,112)       (43,827)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          235,448        335,069        466,254        434,592        343,597        412,007
                                       =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen                   Janus Aspen
                                                 Series                        Series                        Series
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                                                                             Forty
                                                Balanced                   Flexible Bond (c)               Portfolio (d)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005       2004 (q) (t)
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $     525,612  $     569,738  $     982,999  $   1,194,982  $     (79,363) $     (39,901)
Net realized gains (losses)                1,123,238        335,982        592,135        390,629        269,910            322
Change in unrealized gains (losses)        2,291,547      3,893,554     (1,402,183)      (909,918)       471,029        717,790
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                          3,940,397      4,799,274        172,951        675,693        661,576        678,211
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     909,117      3,017,731        356,402      2,366,284        103,148        256,554
Benefit payments                            (731,165)      (969,259)      (180,703)      (388,298)        (8,743)        (2,740)
Payments on termination                   (9,851,558)    (8,414,228)    (3,568,238)    (3,602,328)      (622,659)      (154,330)
Loans - net                                   (2,230)        (1,253)           (60)          (184)             -              -
Contract maintenance charge                  (43,116)       (47,443)       (11,786)       (12,769)          (562)          (301)
Transfers among the sub-accounts
  and with the Fixed Account - net        (2,764,882)    (2,477,697)      (750,804)    (1,480,105)       942,996      4,982,093
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (12,483,834)    (8,892,149)    (4,155,189)    (3,117,400)       414,180      5,081,276
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (8,543,437)    (4,092,875)    (3,982,238)    (2,441,707)     1,075,756      5,759,487

NET ASSETS AT BEGINNING OF PERIOD         71,733,373     75,826,248     27,293,625     29,735,332      5,759,487              -
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  63,189,936  $  71,733,373  $  23,311,387  $  27,293,625  $   6,835,243  $   5,759,487
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 4,454,182      4,922,055      1,890,610      2,081,252        506,240              -
      Units issued                           285,369        765,151        368,351        486,312        210,815        591,390
      Units redeemed                        (963,952)    (1,233,024)      (626,560)      (676,954)      (176,658)       (85,150)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        3,775,599      4,454,182      1,632,401      1,890,610        540,397        506,240
                                       =============  =============  =============  =============  =============  =============

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(t)  On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen                   Janus Aspen
                                                 Series                        Series                        Series
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                               Large Cap                                                   Worldwide
                                               Growth (e)                   Mid Cap Growth                   Growth
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $    (403,831) $    (582,396) $    (446,251) $    (411,700) $     (33,196) $    (224,841)
Net realized gains (losses)               (2,315,154)    (3,844,991)    (2,407,261)    (3,396,296)    (1,836,916)    (2,795,341)
Change in unrealized gains (losses)        3,537,242      5,412,519      6,009,182      9,002,542      3,399,975      4,436,254
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            818,257        985,132      3,155,670      5,194,546      1,529,863      1,416,072
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     725,309      1,441,167      1,149,163      1,354,938        715,254      1,637,917
Benefit payments                            (596,898)      (661,509)      (254,166)      (356,181)      (374,283)      (623,840)
Payments on termination                   (6,248,947)    (7,225,963)    (4,502,612)    (3,698,082)    (7,263,467)    (7,579,771)
Loans - net                                   (1,170)        (1,582)        (1,132)        (1,208)        (2,418)        (2,171)
Contract maintenance charge                  (32,650)       (38,795)       (31,874)       (32,555)       (34,737)       (42,585)
Transfers among the sub-accounts
  and with the Fixed Account - net        (2,734,636)    (3,838,558)    (3,457,490)     1,178,173     (3,737,062)    (5,230,048)
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              (8,888,992)   (10,325,240)    (7,098,111)    (1,554,915)   (10,696,713)   (11,840,498)
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (8,070,735)    (9,340,108)    (3,942,441)     3,639,631     (9,166,850)   (10,424,426)

NET ASSETS AT BEGINNING OF PERIOD         42,700,312     52,040,420     33,097,403     29,457,772     48,442,846     58,867,272
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  34,629,577  $  42,700,312  $  29,154,962  $  33,097,403  $  39,275,996  $  48,442,846
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 3,471,012      4,186,206      2,546,998      2,551,060      3,763,794      4,528,010
      Units issued                           204,149        354,640        703,720        581,546        186,954        356,177
      Units redeemed                        (860,472)    (1,069,834)    (1,118,788)      (585,608)      (930,129)    (1,120,393)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        2,814,689      3,471,012      2,131,930      2,546,998      3,020,619      3,763,794
                                       =============  =============  =============  =============  =============  =============

(e)  Previously known as Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen                   Janus Aspen
                                                 Series                        Series                         Series
                                             (Service Shares)              (Service Shares)              (Service Shares)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                 Balanced                   Foreign Stock                  Forty Portfolio
                                             (Service Shares)              (Service Shares)              (Service Shares) (f)
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004 (s)       2005           2004           2005           2004 (s)
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $      49,868  $      31,674  $     (72,441) $     (78,864) $     (32,726) $      (4,520)
Net realized gains (losses)                   20,792          1,173        487,929        252,323         28,170          1,771
Change in unrealized gains (losses)          333,107        104,993         69,652        919,724        236,196         84,202
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            403,767        137,840        485,140      1,093,183        231,640         81,453
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   3,293,383      1,903,844      2,172,555      1,655,828      1,994,490        731,215
Benefit payments                                 (54)       (17,969)      (130,298)       (26,765)       (21,899)        (3,543)
Payments on termination                     (214,793)       (20,900)      (900,575)      (649,549)       (56,369)          (641)
Loans - net                                      (13)             -            (26)             -              -              -
Contract maintenance charge                   (7,613)             -         (5,307)        (2,413)        (1,596)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         1,578,940        820,872        338,114      3,381,528        662,654        111,091
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions               4,649,850      2,685,847      1,474,463      4,358,629      2,577,280        838,122
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS          5,053,617      2,823,687      1,959,603      5,451,812      2,808,920        919,575

NET ASSETS AT BEGINNING OF PERIOD          2,823,687              -      9,329,250      3,877,438        919,575              -
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $   7,877,304  $   2,823,687  $  11,288,853  $   9,329,250  $   3,728,495  $     919,575
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   266,330              -        775,220        365,407         80,230              -
      Units issued                           513,188        276,862        519,763        641,611        254,252         83,988
      Units redeemed                         (78,422)       (10,532)      (389,634)      (231,798)       (40,908)        (3,758)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          701,096        266,330        905,349        775,220        293,574         80,230
                                       =============  =============  =============  =============  =============  =============

(f)  Previously known as Capital Appreciation (Service Shares)
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                   Janus Aspen               Janus Aspen
                                                  Series                        Series                    Series
                                             (Service Shares)              (Service Shares)          (Service Shares)
                                               Sub-Account                   Sub-Account               Sub-Account
                                     -----------------------------   -----------------------------   ----------------

                                                                                                          Small
                                               Mid Cap Value               Risk-Managed Core          Company Value
                                              (Service Shares)             (Service Shares)          (Service Shares)
                                     -----------------------------   -----------------------------   ----------------

                                            2005         2004 (s)         2005           2004 (s)         2005 (g)
                                     -------------   -------------   -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     438,500   $         599   $     261,263   $      (3,323)  $         (7,770)
Net realized gains (losses)                323,654           5,000         568,141         105,532                (47)
Change in unrealized gains (losses)         74,743         295,535        (500,915)         18,271             16,530
                                     -------------   -------------   -------------   -------------   ----------------
Increase (decrease) in net assets
  from operations                          836,897         301,134         328,489         120,480              8,713
                                     -------------   -------------   -------------   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                 8,565,577       2,889,620       2,449,851       1,272,435          1,651,688
Benefit payments                           (66,906)              -         (25,346)              -                  -
Payments on termination                   (287,654)        (40,292)       (139,488)         (7,805)            (9,512)
Loans - net                                      -               -               -               -                  -
Contract maintenance charge                (14,280)              -          (6,005)              -                (87)
Transfers among the sub-accounts
  and with the Fixed Account - net       2,752,468         674,429       1,092,295         197,293            415,809
                                     -------------   -------------   -------------   -------------   ----------------
Increase (decrease) in net assets
  from contract transactions            10,949,205       3,523,757       3,371,307       1,461,923          2,057,898
                                     -------------   -------------   -------------   -------------   ----------------

INCREASE (DECREASE) IN NET ASSETS       11,786,102       3,824,891       3,699,796       1,582,403          2,066,611

NET ASSETS AT BEGINNING OF PERIOD        3,824,891               -       1,582,403               -                  -
                                     -------------   -------------   -------------   -------------   ----------------
NET ASSETS AT END OF PERIOD          $  15,610,993   $   3,824,891   $   5,282,199   $   1,582,403   $      2,066,611
                                     =============   =============   =============   =============   ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 339,189               -         139,880               -                  -
      Units issued                       1,052,939         356,033         352,981         143,894            206,372
      Units redeemed                      (113,743)        (16,844)        (65,118)         (4,014)           (17,826)
                                     -------------   -------------   -------------   -------------   ----------------
 Units outstanding at end of period      1,278,385         339,189         427,743         139,880            188,546
                                     =============   =============   =============   =============   ================

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen                      Lazard                        Lazard
                                                 Series                       Retirement                     Retirement
                                             (Service Shares)                 Series, Inc.                  Series, Inc.
                                                Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                             Worldwide Growth                  Emerging                   International
                                             (Service Shares)                   Markets                       Equity
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005            2004          2005           2004           2005          2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $      (7,560) $     (16,148) $     (95,567) $     (33,870) $     (11,647) $     (19,494)
Net realized gains (losses)                   36,890         53,722        843,000        113,798         79,080         17,476
Change in unrealized gains (losses)           76,671         26,293      2,061,783      1,090,656        121,806        259,333
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            106,001         63,867      2,809,216      1,170,584        189,239        257,315
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      41,719        499,310        139,521        677,656         29,316        148,256
Benefit payments                              (4,941)             -        (15,303)        (5,156)       (16,420)        (5,898)
Payments on termination                     (186,043)      (161,896)      (521,445)      (283,076)      (162,413)      (141,757)
Loans - net                                      (64)           (36)             -              -              -              -
Contract maintenance charge                     (504)          (472)        (1,825)        (1,023)          (791)          (779)
Transfers among the sub-accounts
  and with the Fixed Account - net            69,282       (199,709)     2,655,325      1,245,562         28,860         24,904
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 (80,551)       137,197      2,256,273      1,633,963       (121,448)        24,726
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             25,450        201,064      5,065,489      2,804,547         67,791        282,041

NET ASSETS AT BEGINNING OF PERIOD          2,826,652      2,625,588      5,879,144      3,074,597      2,212,736      1,930,695
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $   2,852,102  $   2,826,652  $  10,944,633  $   5,879,144  $   2,280,527  $   2,212,736
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   305,359        296,282        347,447        234,186        233,942        231,249
      Units issued                            38,692        109,598        214,497        162,234         32,251         44,229
      Units redeemed                         (49,124)      (100,521)       (97,021)       (48,973)       (45,045)       (41,536)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period          294,927        305,359        464,923        347,447        221,148        233,942
                                       =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                      LSA Variable      LSA Variable      LSA Variable      LSA Variable      LSA Variable
                                      Series Trust      Series Trust      Series Trust      Series Trust      Series Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                     LSA Aggressive                         LSA Basic                          LSA Capital
                                         Growth         LSA Balanced          Value         LSA Blue Chip      Appreciation
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                          2004 (u)          2004 (v)          2004 (r)         2004 (w)          2004 (t)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (13,297)  $       (87,268)  $      (106,065)  $       (57,947)  $       (22,450)
Net realized gains (losses)                  334,885         2,355,719         2,904,685           635,308           533,807
Change in unrealized gains (losses)         (279,582)       (2,090,807)       (2,607,781)         (903,419)         (468,942)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from operations                             42,006           177,644           190,839          (326,058)           42,415
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     348,064         2,476,904         4,149,512         2,015,532           673,942
Benefit payments                              (5,274)          (27,298)          (17,771)          (15,794)                -
Payments on termination                      (56,646)         (584,107)         (396,040)         (196,401)         (138,430)
Loans - net                                      (11)              (66)                -                (5)                -
Contract maintenance charge                      (38)           (2,601)           (1,347)             (328)              (59)
Transfers among the sub-accounts
  and with the Fixed Account - net        (2,607,380)      (23,296,546)      (21,679,785)      (11,163,333)       (4,578,032)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from contract transactions              (2,321,285)      (21,433,714)      (17,945,431)       (9,360,329)       (4,042,579)
                                     ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS         (2,279,279)      (21,256,070)      (17,754,592)       (9,686,387)       (4,000,164)

NET ASSETS AT BEGINNING OF PERIOD          2,279,279        21,256,070        17,754,592         9,686,387         4,000,164
                                     ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS AT END OF PERIOD          $             -  $              -   $             -   $             -   $             -
                                     ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   245,920         1,930,893         1,788,774         1,055,300           422,750
      Units issued                            71,070           405,160           754,505           402,814           113,923
      Units redeemed                        (316,990)       (2,336,053)       (2,543,279)       (1,458,114)         (536,673)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
 Units outstanding at end of period                -                 -                 -                 -                 -
                                     ===============   ===============   ===============   ===============   ===============

(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(t)  On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                      LSA Variable      LSA Variable      LSA Variable      LSA Variable      LSA Variable
                                      Series Trust      Series Trust      Series Trust      Series Trust      Series Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                       LSA Capital     LSA Diversified    LSA Emerging       LSA Equity        LSA Mid Cap
                                         Growth            Mid Cap        Growth Equity        Growth            Value
                                     ---------------   ---------------   ---------------   ---------------   ---------------

                                          2004 (x)          2004 (y)          2004 (z)         2004 (aa)          2004 (ab)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (35,255)  $       (52,572)  $       (55,045)  $       (51,723)  $       (74,881)
Net realized gains (losses)                   99,202         1,087,719            37,648           393,203         2,020,137
Change in unrealized gains (losses)          (32,813)       (1,117,865)          584,756          (448,858)       (2,045,522)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from operations                             31,134           (82,718)          567,359          (107,378)         (100,266)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     302,903         2,131,645           499,600           525,957         2,728,749
Benefit payments                             (10,623)           (5,234)          (10,091)          (35,276)             (410)
Payments on termination                     (216,614)         (191,552)         (389,074)         (288,840)         (389,370)
Loans - net                                       (2)               (7)              (32)              (38)              (48)
Contract maintenance charge                     (595)             (434)           (1,301)             (665)           (1,162)
Transfers among the sub-accounts
  and with the Fixed Account - net        (6,926,552)      (10,665,783)      (11,035,249)      (10,129,224)      (16,304,272)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets
  from contract transactions              (6,851,483)       (8,731,365)      (10,936,147)       (9,928,086)      (13,966,513)
                                     ---------------   ---------------   ---------------   ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS         (6,820,349)       (8,814,083)      (10,368,788)      (10,035,464)      (14,066,779)

NET ASSETS AT BEGINNING OF PERIOD          6,820,349         8,814,083        10,368,788        10,035,464        14,066,779
                                     ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS AT END OF PERIOD          $             -   $             -   $             -   $             -   $             -
                                     ===============   ===============   ===============   ===============   ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   799,353           857,627         1,119,199         1,277,309         1,161,367
      Units issued                            64,430           340,214           184,812           121,866           422,987
      Units redeemed                        (863,783)       (1,197,841)       (1,304,011)       (1,399,175)       (1,584,354)
                                     ---------------   ---------------   ---------------   ---------------   ---------------
 Units outstanding at end of period                -                 -                 -                 -                 -
                                     ===============   ===============   ===============   ===============   ===============

(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------

                                        LSA Variable            MFS Variable                   MFS Variable
                                        Series Trust          Insurance Trust                 Insurance Trust
                                        Sub-Account             Sub-Account                     Sub-Account
                                     ---------------   -----------------------------   -----------------------------

                                        LSA Value              MFS Emerging                   MFS Investors
                                         Equity                   Growth                          Trust
                                     ---------------   -----------------------------   -----------------------------

                                         2004 (ac)         2005            2004            2005            2004
                                     ---------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (41,810)  $    (102,920)  $    (104,044)  $     (57,694)  $     (53,567)
Net realized gains (losses)                  886,522        (238,658)       (458,573)         36,389         (65,726)
Change in unrealized gains (losses)         (979,908)        834,694       1,279,635         365,780         721,503
                                     ---------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                           (135,196)        493,116         717,018         344,475         602,210
                                     ---------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   1,973,741         155,918         787,345         101,289         430,423
Benefit payments                             (29,161)       (103,777)       (167,686)       (117,373)        (19,399)
Payments on termination                     (411,021)       (502,002)       (537,404)       (494,596)       (718,339)
Loans - net                                      (12)            (56)            (56)            (30)            (49)
Contract maintenance charge                   (1,112)         (5,938)         (6,279)         (3,983)         (4,121)
Transfers among the sub-accounts
  and with the Fixed Account - net       (13,828,641)       (128,629)       (317,647)       (205,478)       (116,249)
                                     ---------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (12,296,206)       (584,484)       (241,727)       (720,171)       (427,734)
                                     ---------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS        (12,431,402)        (91,368)        475,291        (375,696)        174,476

NET ASSETS AT BEGINNING OF PERIOD         12,431,402       7,161,214       6,685,923       6,740,962       6,566,486
                                     ---------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD          $             -   $   7,069,846   $   7,161,214   $   6,365,266   $   6,740,962
                                     ===============   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 1,138,586         902,789         902,018         712,456         755,658
      Units issued                           452,533          86,210         194,264          49,325          94,384
      Units redeemed                      (1,591,119)       (145,873)       (193,493)       (122,457)       (137,586)
                                     ---------------   -------------   -------------   -------------   -------------
 Units outstanding at end of period                -         843,126         902,789         639,324         712,456
                                     ===============   =============   =============   =============   =============

(ac) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                  MFS Variable                  MFS Variable
                                             Insurance Trust               Insurance Trust               Insurance Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ----------------------------  ----------------------------  ----------------------------

                                                 MFS New                                                   MFS Total
                                                Discovery                    MFS Research                   Return
                                       ----------------------------  ----------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $    (189,137) $    (204,206) $     (40,241) $     (14,665) $     187,787  $      56,463
Net realized gains (losses)                  138,025         79,900       (108,415)      (193,402)     1,870,981        331,436
Change in unrealized gains (losses)          394,573        606,818        369,362        775,681     (1,577,603)     2,702,496
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            343,461        482,512        220,706        567,614        481,165      3,090,395
                                       -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     470,081      2,305,415         39,233        171,403        853,112      3,090,687
Benefit payments                             (57,020)      (115,940)       (69,146)       (25,681)      (226,249)      (201,964)
Payments on termination                     (932,683)      (879,766)      (372,021)      (283,541)    (3,261,601)    (3,009,650)
Loans - net                                      (65)           (91)           (80)           (25)          (146)           (67)
Contract maintenance charge                   (8,885)        (8,616)        (2,546)        (2,496)       (16,375)       (13,843)
Transfers among the sub-accounts
  and with the Fixed Account - net        (1,492,314)      (385,223)      (621,545)        (7,347)     3,149,940      4,531,643
                                       -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              (2,020,886)       915,779     (1,026,105)      (147,687)       498,681      4,396,806
                                       -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         (1,677,425)     1,398,291       (805,399)       419,927        979,846      7,487,201

NET ASSETS AT BEGINNING OF PERIOD         13,851,338     12,453,047      4,715,687      4,295,760     35,647,300     28,160,099
                                       -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD            $  12,173,913  $  13,851,338  $   3,910,288  $   4,715,687  $  36,627,146  $  35,647,300
                                       =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 1,275,087      1,126,605        481,479        497,142      2,555,759      2,207,467
      Units issued                           123,137        636,092         89,134        107,766        531,834        839,342
      Units redeemed                        (290,497)      (487,610)      (189,957)      (123,429)      (492,465)      (491,050)
                                       -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period        1,107,727      1,275,087        380,656        481,479      2,595,128      2,555,759
                                       =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                  MFS Variable                  MFS Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                             (Service Class)               (Service Class)               (Service Class)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                             MFS Investor
                                             MFS High Income                 Growth Stock              MFS Investors Trust
                                             (Service Class)               (Service Class)               (Service Class)
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005         2004 (s)         2005         2004 (s)         2005         2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     318,301  $      (6,350) $     (46,707) $      (2,445) $     (21,623) $      (4,091)
Net realized gains (losses)                 (10,268)        (3,597)         4,030          1,793          8,001            630
Change in unrealized gains (losses)        (239,490)       190,414        230,852         47,550        126,430         73,843
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            68,543        180,467        188,175         46,898        112,808         70,382
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,017,188      3,270,118      6,055,289        573,539        815,698        649,712
Benefit payments                            (85,305)        (1,474)       (61,435)             -        (16,909)             -
Payments on termination                    (383,811)       (49,255)       (81,890)        (4,718)       (36,561)        (2,003)
Loans - net                                       -              -              -              -              -              -
Contract maintenance charge                 (14,849)             -           (798)             -         (2,823)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,547,043      1,184,363      1,821,888         98,886        497,945        235,068
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              4,080,266      4,403,752      7,733,054        667,707      1,257,350        882,777
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         4,148,809      4,584,219      7,921,229        714,605      1,370,158        953,159

NET ASSETS AT BEGINNING OF PERIOD         4,584,219              -        714,605              -        953,159              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   8,733,028  $   4,584,219  $   8,635,834  $     714,605  $   2,323,317  $     953,159
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  431,343              -         68,367              -         88,382              -
      Units issued                          509,361        453,723        786,915         70,597        130,869         99,091
      Units redeemed                       (122,824)       (22,380)       (49,757)        (2,230)       (14,662)       (10,709)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        817,880        431,343        805,525         68,367        204,589         88,382
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                  MFS Variable                  MFS Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                             (Service Class)               (Service Class)               (Service Class)
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                 MFS New                      MFS Total
                                                Discovery                      Return                     MFS Utilities
                                             (Service Class)               (Service Class)               (Service Class)
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005           2004           2005         2004 (s)         2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (107,977) $     (83,535) $       5,915  $     (29,084) $     (65,790) $      (7,910)
Net realized gains (losses)                 200,363         58,455        431,498          9,443        424,419        105,361
Change in unrealized gains (losses)         163,772        389,165       (258,867)       412,534        501,934        855,083
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           256,158        364,085        178,546        392,893        860,563        952,534
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,413,078      2,183,112      6,669,989      5,581,947         72,505        854,935
Benefit payments                            (30,013)       (25,258)       (45,219)       (72,852)       (31,984)       (27,202)
Payments on termination                    (666,840)      (371,570)      (493,224)       (24,481)      (602,484)      (291,797)
Loans - net                                     (55)             -             (9)             -            (31)           (25)
Contract maintenance charge                  (5,468)          (714)       (16,934)             -         (1,417)          (732)
Transfers among the sub-accounts
  and with the Fixed Account - net         (644,805)     1,146,427      3,312,723      1,298,918      2,518,737        907,521
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 65,897      2,931,997      9,427,326      6,783,532      1,955,326      1,442,700
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           322,055      3,296,082      9,605,872      7,176,425      2,815,889      2,395,234

NET ASSETS AT BEGINNING OF PERIOD         7,433,603      4,137,521      7,176,425              -      4,784,696      2,389,462
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   7,755,658  $   7,433,603  $  16,782,297  $   7,176,425  $   7,600,585  $   4,784,696
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  754,225        439,442        667,039              -        359,974        238,107
      Units issued                          315,882        462,768      1,005,904        724,051        284,895        183,941
      Units redeemed                       (311,655)      (147,985)      (128,238)       (57,012)      (145,430)       (62,074)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period        758,452        754,225      1,544,705        667,039        499,439        359,974
                                      =============  =============  =============  =============  =============  =============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------

                                                                      Oppenheimer            Oppenheimer
                                               MFS Variable            Variable               Variable
                                                Insurance            Account Funds          Account Funds
                                                  Trust             (Service Class         (Service Class
                                             (Service Class)            ("SC"))                ("SC"))
                                               Sub-Account            Sub-Account            Sub-Account
                                      ----------------------------  --------------  ----------------------------

                                                                      Oppenheimer           Oppenheimer
                                                MFS Value              Aggressive              Global
                                             (Service Class)          Growth (SC)          Securities (SC)
                                      ----------------------------  --------------  ----------------------------

                                           2005         2004 (s)       2005 (g)          2005         2004 (s)
                                      -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $     (35,543) $      (6,949) $       (4,097) $     (95,305) $     (25,655)
Net realized gains (losses)                  76,692            971           1,307         83,283          9,972
Change in unrealized gains (losses)         153,802        130,280          34,929      1,557,163        654,495
                                      -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           194,951        124,302          32,139      1,545,141        638,812
                                      -------------  -------------  --------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  2,270,732      1,413,603       1,074,829      5,571,134      4,388,363
Benefit payments                            (35,222)             -               -        (20,349)       (23,070)
Payments on termination                     (91,220)        (4,898)         (1,589)      (401,875)        (9,981)
Loans - net                                       -              -               -           (138)             -
Contract maintenance charge                  (5,625)             -             (21)        (7,206)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,132,572        182,028         142,319      1,879,341        973,495
                                      -------------  -------------  --------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              3,271,237      1,590,733       1,215,538      7,020,907      5,328,807
                                      -------------  -------------  --------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS         3,466,188      1,715,035       1,247,677      8,566,048      5,967,619

NET ASSETS AT BEGINNING OF PERIOD         1,715,035              -               -      5,967,619              -
                                      -------------  -------------  --------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $   5,181,223  $   1,715,035  $    1,247,677  $  14,533,667  $   5,967,619
                                      =============  =============  ==============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  153,772              -               -        525,317              -
      Units issued                          330,727        163,018         108,642        728,733        574,716
      Units redeemed                        (41,365)        (9,246)         (2,049)      (114,706)       (49,399)
                                      -------------  -------------  --------------  -------------  -------------
  Units outstanding at end of period        443,134        153,772         106,593      1,139,344        525,317
                                      =============  =============  ==============  =============  =============

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer
                                                 Variable                 Panorama Series                PIMCO Advisors
                                              Account Funds                  Fund, Inc.                     Variable
                                             (Service Class                (Service Class                   Insurance
                                                 ("SC"))                       ("SC"))                        Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               Oppenheimer
                                               Main Street                   Oppenheimer
                                                Small Cap                   International                 NFJ Small Cap
                                               Growth (SC)                   Growth (SC)                      Value
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005           2004           2005           2004         2005 (h)       2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (616,959) $    (373,841) $     (21,375) $      (4,735) $       7,075  $      14,829
Net realized gains (losses)               2,425,469        617,576        135,290         71,398         35,740         25,958
Change in unrealized gains (losses)       1,666,584      4,181,769        223,889        236,437       (135,404)       135,404
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                         3,475,094      4,425,504        337,804        303,100        (92,589)       176,191
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  9,722,785      9,382,983        176,824        282,184      1,041,240      1,942,348
Benefit payments                           (282,465)       (12,588)        (1,173)        (2,617)             -              -
Payments on termination                  (3,044,308)    (1,275,496)      (427,650)      (259,131)       (41,907)        (8,115)
Loans - net                                     (49)           (53)            (6)          (196)             -              -
Contract maintenance charge                 (21,483)        (6,674)          (583)          (383)          (209)             -
Transfers among the sub-accounts
  and with the Fixed Account - net        3,431,007      6,157,918        672,498        520,635     (3,449,517)       432,558
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions              9,805,487     14,246,090        419,910        540,492     (2,450,393)     2,366,791
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        13,280,581     18,671,594        757,714        843,592     (2,542,982)     2,542,982

NET ASSETS AT BEGINNING OF PERIOD        35,809,051     17,137,457      2,456,896      1,613,304      2,542,982              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  49,089,632  $  35,809,051  $   3,214,610  $   2,456,896  $           -  $   2,542,982
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,781,438      1,508,509        216,246        163,598        214,360              -
      Units issued                        1,881,575      1,889,193        137,890        138,541        129,268        218,327
      Units redeemed                     (1,002,973)      (616,264)      (104,843)       (85,893)      (343,628)        (3,967)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      3,660,040      2,781,438        249,293        216,246              -        214,360
                                      =============  =============  =============  =============  =============  =============

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors                PIMCO Advisors                PIMCO Advisors
                                                Variable                      Variable                      Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                                                                                              OpCap
                                             OpCap Balanced                 OpCap Equity                 Renaissance (i)
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005       2004 (q)(v)        2005           2004           2005         2004 (s)
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (334,901) $    (263,717) $     (74,260) $     (34,575) $     (84,959) $     (19,549)
Net realized gains (losses)               1,512,138         78,240        125,342         32,070        155,469        162,834
Change in unrealized gains (losses)        (856,855)     2,236,703        324,789        589,786       (279,292)       265,647
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                           320,382      2,051,226        375,871        587,281       (208,782)       408,932
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,432,882      2,047,293         78,277        751,993      2,313,088      3,222,433
Benefit payments                           (410,019)       (51,611)       (38,634)       (12,709)      (131,031)             -
Payments on termination                  (2,103,532)    (1,822,815)      (618,858)      (436,563)      (245,294)       (22,733)
Loans - net                                     (75)          (129)          (132)           (70)             -              -
Contract maintenance charge                 (11,825)        (5,429)        (2,039)        (1,578)       (12,150)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         (315,291)    26,427,620        726,547      1,048,582        291,903        580,570
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (1,407,860)    26,594,929        145,161      1,349,655      2,216,516      3,780,270
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (1,087,478)    28,646,155        521,032      1,936,936      2,007,734      4,189,202

NET ASSETS AT BEGINNING OF PERIOD        28,646,155              -      6,630,605      4,693,669      4,189,202              -
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  27,558,677  $  28,646,155  $   7,151,637  $   6,630,605  $   6,196,936  $   4,189,202
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                2,653,703              -        581,102        453,907        373,867              -
      Units issued                          562,980      3,127,140        112,053        196,812        380,034        397,278
      Units redeemed                       (694,026)      (473,437)       (98,894)       (69,617)      (165,456)       (23,411)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      2,522,657      2,653,703        594,261        581,102        588,445        373,867
                                      =============  =============  =============  =============  =============  =============

(i)  Previously known as PEA Renaissance
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                             PIMCO Advisors                PIMCO Advisors
                                                Variable                      Variable                    PIMCO Variable
                                                Insurance                     Insurance                     Insurance
                                                  Trust                         Trust                         Trust
                                               Sub-Account                   Sub-Account                   Sub-Account
                                      ----------------------------  ----------------------------  ----------------------------

                                               OpCap Small                 PEA Science and
                                                   Cap                       Technology                   Foreign Bond
                                      ----------------------------  ----------------------------  ----------------------------

                                           2005           2004         2005 (h)         2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $    (312,865) $    (300,302) $     (42,717) $    (183,366) $     220,803  $      94,485
Net realized gains (losses)               3,143,754        560,124       (999,845)      (234,461)       302,127        369,724
Change in unrealized gains (losses)      (3,347,467)     2,741,616       (372,700)    (1,123,843)       251,510        196,266
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                          (516,578)     3,001,438     (1,415,262)    (1,541,670)       774,440        660,475
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    618,384      3,711,394        255,516      3,286,243      7,054,584      3,803,453
Benefit payments                           (221,203)       (48,560)       (29,672)       (11,616)      (140,677)       (42,460)
Payments on termination                  (1,720,518)    (1,427,429)      (127,547)      (643,698)    (3,143,306)    (2,789,441)
Loans - net                                     (86)           (82)            (7)           (16)           (37)          (274)
Contract maintenance charge                  (8,867)        (7,009)        (2,431)        (4,294)       (14,792)        (5,114)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,820,406)     2,392,943     (9,803,122)    (4,322,222)     4,071,106      2,910,246
                                      -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions             (3,152,696)     4,621,257     (9,707,263)    (1,695,603)     7,826,878      3,876,410
                                      -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        (3,669,274)     7,622,695    (11,122,525)    (3,237,273)     8,601,318      4,536,885

NET ASSETS AT BEGINNING OF PERIOD        23,928,531     16,305,836     11,122,525     14,359,798     18,967,209     14,430,324
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD           $  20,259,257  $  23,928,531  $           -  $  11,122,525  $  27,568,527  $  18,967,209
                                      =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,677,250      1,325,584      2,305,564      2,463,808      1,668,685      1,300,008
      Units issued                          291,716        998,322        147,387      2,838,871      1,455,413        910,917
      Units redeemed                       (533,404)      (646,656)    (2,452,951)    (2,997,115)      (713,620)      (542,240)
                                      -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period      1,435,562      1,677,250              -      2,305,564      2,410,478      1,668,685
                                      =============  =============  =============  =============  =============  =============

(h)  For the period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                              PIMCO Variable                PIMCO Variable                PIMCO Variable
                                                 Insurance                     Insurance                     Insurance
                                                   Trust                         Trust                         Trust
                                                Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------  ----------------------------

                                                                              PIMCO Real                    PIMCO Total
                                               Money Market                     Return                        Return
                                        ---------------------------   ---------------------------  ----------------------------

                                            2005           2004           2005           2004           2005           2004
                                        ------------   ------------   ------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    434,231   $   (176,195)  $    253,628   $    (20,458) $   1,964,243   $    365,973
Net realized gains (losses)                        -              -        313,358        351,597      1,978,563      1,741,798
Change in unrealized gains (losses)                -              -       (468,546)       104,387     (3,007,733)       822,944
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            434,231       (176,195)        98,440        435,526        935,073      2,930,715
                                        ------------   ------------   ------------   ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   7,998,418     16,372,491     12,893,469      8,067,494     12,572,611     18,976,750
Benefit payments                            (419,258)      (268,635)      (167,686)        (6,410)      (750,190)      (449,436)
Payments on termination                   (5,852,016)    (4,341,537)    (1,068,100)      (279,176)   (12,180,226)   (10,505,478)
Loans - net                                     (666)        (1,308)             -              -           (779)        (1,090)
Contract maintenance charge                  (48,562)        (4,196)       (27,874)             -        (60,039)       (26,418)
Transfers among the sub-accounts
  and with the Fixed Account - net         5,654,651     (7,093,104)     3,983,322      2,709,191      7,744,944      8,463,837
                                        ------------   ------------   ------------   ------------  -------------   ------------
Increase (decrease) in net assets
  from contract transactions               7,332,567      4,663,711     15,613,131     10,491,099      7,326,321     16,458,165
                                        ------------   ------------   ------------   ------------  -------------   ------------

INCREASE (DECREASE) IN NET ASSETS          7,766,798      4,487,516     15,711,571     10,926,625      8,261,394     19,388,880

NET ASSETS AT BEGINNING OF PERIOD         31,126,910     26,639,394     12,188,397      1,261,772     97,338,544     77,949,664
                                        ------------   ------------   ------------   ------------  -------------   ------------
NET ASSETS AT END OF PERIOD             $ 38,893,708   $ 31,126,910   $ 27,899,968   $ 12,188,397  $ 105,599,938   $ 97,338,544
                                        ============   ============   ============   ============  =============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  3,040,741      2,560,710      1,139,146        120,604      8,226,673      6,667,042
    Units issued                           3,211,350      3,434,117      2,495,054      1,101,198      3,032,961      3,824,134
    Units redeemed                        (2,477,734)    (2,954,086)    (1,021,200)       (82,656)    (2,215,024)    (2,264,503)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       3,774,357      3,040,741      2,613,000      1,139,146      9,044,610      8,226,673
                                        ============   ============   ============   ============   ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                               PIMCO Variable
                                                  Insurance                  Putnam Variable              Putnam Variable
                                                   Trust                          Trust                        Trust
                                                 Sub-Account                   Sub-Account                  Sub-Account
                                        ----------------------------  ----------------------------  ----------------------------

                                                 StocksPLUS                                               VT International
                                                 Growth and                                                  Growth and
                                              Income Portfolio                VT High Yield                    Income
                                        ----------------------------  ----------------------------  ----------------------------

                                             2005           2004           2005           2004           2005           2004
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $      67,733  $      19,751  $     637,576  $     527,818  $     (46,972) $     (12,222)
Net realized gains (losses)                   113,274         71,929         69,623         47,800        377,123        270,514
Change in unrealized gains (losses)           (30,953)       575,828       (560,130)       197,748        589,361        615,310
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                             150,054        667,508        147,069        773,366        919,512        873,602
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      126,471        809,710        154,006      1,600,184         23,899        573,185
Benefit payments                              (64,153)        (6,506)       (16,784)       (28,450)      (108,364)       (12,777)
Payments on termination                      (592,057)      (537,504)      (839,644)      (703,628)    (1,054,295)      (350,900)
Loans - net                                       (77)           (67)           (47)           (25)           (14)            (2)
Contract maintenance charge                    (2,475)        (2,484)        (1,412)        (1,038)        (2,799)        (1,662)
Transfers among the sub-accounts
  and with the Fixed Account - net             93,623        255,003       (190,642)     2,131,314      2,272,239      1,081,597
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 (438,668)       518,152       (894,523)     2,998,357      1,130,666      1,289,441
                                        -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (288,614)     1,185,660       (747,454)     3,771,723      2,050,178      2,163,043

NET ASSETS AT BEGINNING OF PERIOD           8,166,204      6,980,544     10,273,770      6,502,047      6,120,127      3,957,084
                                        -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD             $   7,877,590  $   8,166,204  $   9,526,316  $  10,273,770  $   8,170,305  $   6,120,127
                                        =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     817,599        763,186        788,011        542,414        464,134        358,621
    Units issued                               74,913        222,136        113,272        418,849        282,323        275,339
    Units redeemed                           (119,116)      (167,723)      (181,517)      (173,252)      (195,192)      (169,826)
                                        -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          773,396        817,599        719,766        788,011        551,265        464,134
                                        =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Salomon Brothers
                                               Rydex Variable                Rydex Variable                  Variable
                                                    Trust                          Trust                 Series Funds Inc.
                                                 Sub-Account                    Sub-Account                 Sub-Account
                                        ----------------------------  ----------------------------  ----------------------------

                                                                              Rydex Sector
                                                 Rydex OTC                      Rotation                    All Cap (j)
                                        ----------------------------  ----------------------------  ----------------------------

                                             2005           2004           2005           2004           2005           2004
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     (44,121) $     (50,056) $     (18,879) $      (5,117) $     (79,173) $    (112,008)
Net realized gains (losses)                    88,621        147,514         31,928          5,143        315,142        253,139
Change in unrealized gains (losses)          (112,798)       173,060        144,948         62,459         51,494        592,691
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                             (68,298)       270,518        157,997         62,485        287,463        733,822
                                        -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                       34,595        492,862      1,367,836        402,482        139,910      1,422,248
Benefit payments                                    -         (6,272)       (37,527)          (170)      (113,845)       (60,182)
Payments on termination                      (206,210)      (161,123)       (47,245)        (1,053)      (732,821)    (1,019,572)
Loans - net                                       (18)            (4)             -              -            (27)           (15)
Contract maintenance charge                      (574)          (584)        (1,400)             -         (2,910)        (2,920)
Transfers among the sub-accounts
  and with the Fixed Account - net           (466,864)      (242,926)       303,762        119,392       (224,123)       504,675
                                        -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from contract transactions                 (639,071)        81,953      1,585,426        520,651       (933,816)       844,234
                                        -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS            (707,369)       352,471      1,743,423        583,136       (646,353)     1,578,056

NET ASSETS AT BEGINNING OF PERIOD           3,473,332      3,120,861        682,277         99,141     12,327,301     10,749,245
                                        -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD             $   2,765,963  $   3,473,332  $   2,425,700  $     682,277  $  11,680,948  $  12,327,301
                                        =============  =============  =============  =============  =============  =============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     524,439        528,627         60,963          7,969        929,528        861,281
    Units issued                               31,411        206,769        195,521         59,516        115,930        280,051
    Units redeemed                           (136,733)      (210,957)       (57,185)        (6,522)      (182,168)      (211,804)
                                        -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          419,117        524,439        199,299         60,963        863,290        929,528
                                        =============  =============  =============  =============  =============  =============

(j)  Previously known as Variable All Cap

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                           Salomon Brothers              Salomon Brothers
                                             Salomon Brothers                  Variable                      Variable
                                                 Variable                     Funds Inc.                    Funds Inc.
                                             Series Funds Inc.                (Class II)                    (Class II)
                                                Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                                                All Cap                     High Yield
                                                 Investors                    (Class II)                    (Class II)
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005       2004 (q) (ac)      2005         2004 (s)         2005         2004 (s)
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (45,253)  $     57,359   $    (10,895)  $     (3,299)  $    919,999   $    365,043
Net realized gains (losses)                  172,106         99,930          9,899            841        335,811          7,030
Change in unrealized gains (losses)          545,331      1,201,385         48,088         44,480       (925,433)       (47,546)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            672,184      1,358,674         47,092         42,022        330,377        324,527
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     214,755        467,414        504,145        639,474      9,918,220      5,678,199
Benefit payments                             (93,950)       (80,353)        (4,548)          (301)      (181,919)       (14,938)
Payments on termination                   (1,071,407)      (753,548)       (53,769)        (3,223)      (639,524)       (48,987)
Loans - net                                       (9)           (18)            (5)             -              -              -
Contract maintenance charge                   (4,469)        (3,105)        (1,074)             -        (19,340)             -
Transfers among the sub-accounts
  and with the Fixed Account - net          (415,107)    14,059,932        305,305        167,251      3,529,523      1,176,194
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions              (1,370,187)    13,690,322        750,054        803,201     12,606,960      6,790,468
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS           (698,003)    15,048,996        797,146        845,223     12,937,337      7,114,995

NET ASSETS AT BEGINNING OF PERIOD         15,048,996              -        845,223              -      7,114,995              -
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 14,350,993   $ 15,048,996   $  1,642,369   $    845,223   $ 20,052,332   $  7,114,995
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  1,376,095              -         82,102              -        655,971              -
    Units issued                             121,828      1,778,980        102,171         87,862      1,347,267        689,056
    Units redeemed                          (247,541)      (402,885)       (27,862)        (5,760)      (189,609)       (33,085)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       1,250,382      1,376,095        156,411         82,102      1,813,629        655,971
                                        ============   ============   ============   ============   ============   ============

(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ac) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             Salomon Brothers
                                                 Variable                  Scudder Variable              Scudder Variable
                                                Funds Inc.                  Insurance Trust               Insurance Trust
                                                (Class II)                     (Class B)                     (Class B)
                                               Sub-Account                    Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                  Variable                    EAFE Equity                    Equity 500
                                                 Investors                       Index                         Index
                                                 (Class II)                    (Class B)                      (Class B)
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005         2004 (s)       2005 (k)         2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (12,541)  $      4,365   $      4,277   $      1,477   $     (7,530)  $    (20,048)
Net realized gains (losses)                    6,785            286         38,540          4,139         43,065          3,564
Change in unrealized gains (losses)          100,972         61,553        (42,697)        39,273         77,312        263,361
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             95,216         66,204            120         44,889        112,847        246,877
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     696,874        844,008            244        162,418         51,220        933,640
Benefit payments                              (2,966)             -              -              -         (3,562)             -
Payments on termination                      (55,906)        (3,687)        (7,248)       (22,791)      (258,376)       (61,424)
Loans - net                                        -              -              -              -              -              -
Contract maintenance charge                   (2,724)             -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net           432,121        200,087       (335,565)       120,023        316,635      1,128,094
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions               1,067,399      1,040,408       (342,569)       259,650        105,917      2,000,310
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          1,162,615      1,106,612       (342,449)       304,539        218,764      2,247,187

NET ASSETS AT BEGINNING OF PERIOD          1,106,612              -        342,449         37,910      3,580,192      1,333,005
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  2,269,227   $  1,106,612   $          -   $    342,449   $  3,798,956   $  3,580,192
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    106,408              -         22,256          2,881        272,281        110,158
    Units issued                             122,237        110,685          4,326         27,296         45,339        182,264
    Units redeemed                           (19,424)        (4,277)       (26,582)        (7,921)       (36,652)       (20,141)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         209,221        106,408              -         22,256        280,968        272,281
                                        ============   ============   ============   ============   ============   ============

(k)  For the period beginning January 1, 2005 and ended July 25, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                             Scudder Variable                   Scudder                       Scudder
                                              Insurance Trust                  Variable                      Variable
                                                 (Class B)                     Series I                      Series I
                                               Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                              Small Cap Index
                                                 (Class B)                     Balanced                        Bond
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004         2005 (l)         2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (13,968)  $    (15,367)  $    467,615   $     69,334   $    434,889   $    544,635
Net realized gains (losses)                   59,811         21,766     (1,607,615)      (300,660)       238,633        180,004
Change in unrealized gains (losses)           (7,515)       145,661        560,705      1,161,882       (449,765)        48,047
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             38,328        152,060       (579,295)       930,556        223,757        772,686
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      16,287        188,459        104,571      1,404,980        411,417      2,785,763
Benefit payments                                (623)             -        (49,274)      (253,997)      (234,500)      (242,983)
Payments on termination                      (86,067)       (36,196)      (752,995)    (2,640,491)    (2,560,491)    (3,509,413)
Loans - net                                        -              -           (195)          (469)           (97)           (86)
Contract maintenance charge                        -              -         (4,268)       (10,937)        (9,895)       (10,343)
Transfers among the sub-accounts
  and with the Fixed Account - net           101,658        206,189    (18,125,783)       174,075       (177,032)      (640,444)
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                  31,255        358,452    (18,827,944)    (1,326,839)    (2,570,598)    (1,617,506)
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             69,583        510,512    (19,407,239)      (396,283)    (2,346,841)      (844,820)

NET ASSETS AT BEGINNING OF PERIOD          1,263,640        753,128     19,407,239     19,803,522     20,076,396     20,921,216
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  1,333,223   $  1,263,640   $          -   $ 19,407,239   $ 17,729,555   $ 20,076,396
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     78,850         54,400      1,454,077      1,499,058      1,509,107      1,611,485
    Units issued                              15,117         69,343         37,318        231,719        208,365        573,932
    Units redeemed                           (12,741)       (44,893)    (1,491,395)      (276,700)      (390,669)      (676,310)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period          81,226         78,850              -      1,454,077      1,326,803      1,509,107
                                        ============   ============   ============   ============   ============   ============

(l)  On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                  Scudder                      Scudder                      Scudder
                                                 Variable                     Variable                     Variable
                                                 Series I                     Series I                     Series I
                                                Sub-Account                  Sub-Account                  Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                  Global                     Growth and
                                                 Discovery                     Income                    International
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004           2005           2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (111,691)  $   (103,309)  $     (4,978)  $    (25,671)  $      5,746   $     (6,839)
Net realized gains (losses)                  453,243        397,610         49,563        (17,172)       147,063         16,446
Change in unrealized gains (losses)        1,534,850      1,391,109        102,031        351,132        429,729        500,225
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          1,876,402      1,685,410        146,616        308,289        582,538        509,832
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     321,437      1,333,460         87,682        424,714        138,104        422,476
Benefit payments                             (53,488)      (126,594)      (164,595)       (21,420)       (25,771)       (25,067)
Payments on termination                     (945,852)      (722,052)      (410,502)      (464,487)      (265,993)      (313,679)
Loans - net                                      (17)           (10)           (37)           (21)           (28)             -
Contract maintenance charge                   (6,313)        (3,669)        (2,463)        (2,259)        (1,914)        (1,683)
Transfers among the sub-accounts
  and with the Fixed Account - net         2,823,430        223,631        (60,417)      (160,466)       205,320          2,549
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions               2,139,197        704,766       (550,332)      (223,939)        49,718         84,596
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          4,015,599      2,390,176       (403,716)        84,350        632,256        594,428

NET ASSETS AT BEGINNING OF PERIOD         10,063,427      7,673,251      3,942,850      3,858,500      4,038,602      3,444,174
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 14,079,026   $ 10,063,427   $  3,539,134   $  3,942,850   $  4,670,858   $  4,038,602
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    735,731        640,671        426,158        448,975        479,801        458,845
    Units issued                             331,113        351,357         59,522         90,041        145,829        138,740
    Units redeemed                          (157,540)      (256,297)      (120,022)      (112,858)      (135,941)      (117,784)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         909,304        735,731        365,658        426,158        489,689        479,801
                                        ============   ============   ============   ============   ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                               Scudder
                                               Variable                  STI Classic                     STI Classic
                                              Series II                 Variable Trust                  Variable Trust
                                             Sub-Account                 Sub-Account                     Sub-Account
                                        --------------------   -----------------------------   -----------------------------

                                                                                                            STI
                                                                       STI Capital                     International
                                          Total Return (g)(l)          Appreciation                        Equity
                                        --------------------   -----------------------------   -----------------------------

                                                2005               2005            2004            2005            2004
                                        --------------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $           (162,811)  $     (29,139)  $     (26,877)  $       1,107   $         295
Net realized gains (losses)                          147,476          18,781           5,913             939           2,236
Change in unrealized gains (losses)                1,028,021         (48,308)        131,254           8,371          11,720
                                        --------------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from operations                                  1,012,686         (58,666)        110,290          10,417          14,251
                                        --------------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                             169,788          62,509         295,809           1,847           1,914
Benefit payments                                    (167,776)        (12,174)         (1,262)              -               -
Payments on termination                           (2,602,395)        (76,725)        (78,789)         (2,550)         (2,304)
Loans - net                                             (444)             (7)             (9)              -               -
Contract maintenance charge                           (5,957)         (1,476)         (1,480)           (104)           (109)
Transfers among the sub-accounts
  and with the Fixed Account - net                17,659,398        (185,942)         80,955             (92)        (12,506)
                                        --------------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
  from contract transactions                      15,052,614        (213,815)        295,224            (899)        (13,005)
                                        --------------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS                 16,065,300        (272,481)        405,514           9,518           1,246

NET ASSETS AT BEGINNING OF PERIOD                          -       2,276,821       1,871,307          91,746          90,500
                                        --------------------   -------------   -------------   -------------   -------------
NET ASSETS AT END OF PERIOD             $         16,065,300   $   2,004,340   $   2,276,821   $     101,264   $      91,746
                                        ====================   =============   =============   =============   =============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                                  -         258,570         222,505           8,842          10,251
    Units issued                                   1,860,580          24,616          78,801             182             213
    Units redeemed                                  (343,520)        (49,596)        (42,736)           (262)         (1,622)
                                        --------------------   -------------   -------------   -------------   -------------
   Units outstanding at end of period              1,517,060         233,590         258,570           8,762           8,842
                                        ====================   =============   =============   =============   =============

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                               Strong                   Strong Variable
                                                STI Classic                  Opportunity                   Insurance
                                              Variable Trust               Funds II, Inc.                 Funds, Inc.
                                                Sub-Account                  Sub-Account                  Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                               STI Large Cap                 Opportunity                  Mid Cap Growth
                                             Value Equity (m)                  Fund II                        Fund II
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004         2005 (n)         2004         2005 (o)         2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $      2,840   $      8,719   $    (81,614)  $   (271,605)  $    (34,946)  $   (108,242)
Net realized gains (losses)                  217,921         49,744      2,810,877        271,072       (784,623)      (494,541)
Change in unrealized gains (losses)         (147,071)       374,456     (3,395,122)     2,817,397        189,292      1,877,007
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                             73,690        432,919       (665,859)     2,816,864       (630,277)     1,274,224
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      63,313        214,195        108,351      2,158,665         80,698        564,243
Benefit payments                             (50,934)       (24,941)       (15,280)      (191,492)       (36,664)      (150,696)
Payments on termination                     (368,236)      (323,729)      (362,480)    (1,087,942)      (118,698)      (631,114)
Loans - net                                      (44)           (66)           (16)           (19)           (17)           (51)
Contract maintenance charge                   (2,294)        (1,652)        (3,735)       (10,187)        (2,189)        (5,856)
Transfers among the sub-accounts
  and with the Fixed Account - net        (1,979,274)     3,672,209    (20,102,605)       810,339     (8,738,362)       991,568
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions              (2,337,469)     3,536,016    (20,375,765)     1,679,364     (8,815,232)       768,094
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS         (2,263,779)     3,968,935    (21,041,624)     4,496,228     (9,445,509)     2,042,318

NET ASSETS AT BEGINNING OF PERIOD          5,825,708      1,856,773     21,041,624     16,545,396      9,445,509      7,403,191
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  3,561,929   $  5,825,708   $          -   $ 21,041,624   $          -   $  9,445,509
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    532,836        191,534      1,534,963      1,350,998      1,095,077        965,519
    Units issued                             178,765        440,598         49,149        510,694        143,900        454,463
    Units redeemed                          (398,261)       (99,296)    (1,584,112)      (326,729)    (1,238,977)      (324,905)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         313,340        532,836              -      1,534,963              -      1,095,077
                                        ============   ============   ============   ============   ============   ============

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                               T. Rowe Price                T. Rowe Price                T. Rowe Price
                                            Equity Series, Inc.          Equity Series, Inc.          Equity Series, Inc.
                                                Sub-Account                  Sub-Account                  Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                                                                         T. Rowe Price
                                               T. Rowe Price                T. Rowe Price                 New America
                                               Equity Income               Mid-Cap Growth                   Growth
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005           2004           2005           2004           2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $     30,374   $     47,515   $   (461,866)  $   (449,225)  $    (65,450)  $    (54,714)
Net realized gains (losses)                2,791,792      1,356,225      3,265,972        809,171        101,339         68,427
Change in unrealized gains (losses)       (1,792,299)     3,136,787        983,121      4,231,282        123,200        318,932
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          1,029,867      4,540,527      3,787,227      4,591,228        159,089        332,645
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   1,217,565      4,080,983        882,456      3,769,401        121,109        644,411
Benefit payments                            (347,459)      (349,972)      (239,540)      (227,642)      (128,867)        (8,370)
Payments on termination                   (3,442,832)    (2,965,627)    (2,084,873)    (1,779,051)      (419,530)      (284,649)
Loans - net                                     (249)          (160)           (23)           (16)            (9)           (15)
Contract maintenance charge                  (19,777)       (15,789)       (16,959)       (15,346)        (2,503)        (2,196)
Transfers among the sub-accounts
  and with the Fixed Account - net         1,922,626      7,768,632     (2,985,999)      (813,503)     1,117,955        235,085
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                (670,126)     8,518,067     (4,444,938)       933,843        688,155        584,266
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            359,741     13,058,594       (657,711)     5,525,071        847,244        916,911

NET ASSETS AT BEGINNING OF PERIOD         41,369,622     28,311,028     32,416,015     26,890,944      4,314,872      3,397,961
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 41,729,363   $ 41,369,622   $ 31,758,304   $ 32,416,015   $  5,162,116   $  4,314,872
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  2,869,033      2,216,128      2,103,925      1,994,384        468,699        398,461
    Units issued                             602,997      1,261,480         97,880        549,258        237,237        227,358
    Units redeemed                          (640,151)      (608,575)      (359,728)      (439,717)      (165,097)      (157,120)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       2,831,879      2,869,033      1,842,077      2,103,925        540,839        468,699
                                        ============   ============   ============   ============   ============   ============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                           T. Rowe Price
                                                T. Rowe Price                 T. Rowe Price                 International
                                           Equity Series, Inc. II        Equity Series, Inc. II             Series, Inc.
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                T. Rowe Price                                              T. Rowe Price
                                                  Blue Chip                   T. Rowe Price                 International
                                                  Growth II                 Equity Income II                    Stock
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005         2004 (s)         2005         2004 (s)         2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (119,382)  $     (3,380)  $     (1,489)  $     22,116   $     20,302   $    (13,029)
Net realized gains (losses)                   17,294          5,007      1,683,804        204,276        240,617         54,016
Change in unrealized gains (losses)          767,858        203,591       (893,098)       691,287        775,052        687,939
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            665,770        205,218        789,217        917,679      1,035,971        728,926
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  10,512,866      2,586,106     20,082,244     10,063,949        191,325      1,087,641
Benefit payments                             (40,184)       (32,917)      (107,595)        (7,449)       (53,591)       (30,258)
Payments on termination                     (282,665)        (9,489)      (864,294)       (70,356)      (654,854)      (481,353)
Loans - net                                     (162)             -              -              -            (22)           (16)
Contract maintenance charge                   (4,114)             -        (32,397)             -         (3,566)        (2,720)
Transfers among the sub-accounts
  and with the Fixed Account - net         3,504,240        655,956      7,365,603      1,959,270        894,624      1,266,546
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions              13,689,981      3,199,656     26,443,561     11,945,414        373,916      1,839,840
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS         14,355,751      3,404,874     27,232,778     12,863,093      1,409,887      2,568,766

NET ASSETS AT BEGINNING OF PERIOD          3,404,874              -     12,863,093              -      7,284,229      4,715,463
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 17,760,625   $  3,404,874   $ 40,095,871   $ 12,863,093   $  8,694,116   $  7,284,229
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    325,323              -      1,160,860              -        783,276        563,077
    Units issued                           1,449,046        344,338      2,680,764      1,196,483        225,158        380,512
    Units redeemed                          (142,567)       (19,015)      (296,961)       (35,623)      (185,317)      (160,313)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       1,631,802        325,323      3,544,663      1,160,860        823,117        783,276
                                        ============   ============   ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                  The Universal                   The Universal               The Universal
                                                  Institutional                   Institutional               Institutional
                                                   Funds, Inc.                     Funds, Inc.                 Funds, Inc.
                                                   Sub-Account                     Sub-Account                 Sub-Account
                                       -----------------------------------  -------------------------   -------------------------

                                                 Van Kampen UIF                  Van Kampen UIF               Van Kampen UIF
                                                  Equity Growth                    High Yield                 Mid Cap Growth
                                       -----------------------------------  -------------------------   -------------------------

                                          2005       2004 (q) (w) (x) (aa)     2005          2004          2005          2004
                                       -----------   ---------------------  -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)          $   (293,119)  $            (247,221) $   521,515   $   324,999   $  (105,362)  $   (88,686)
Net realized gains (losses)                453,722                  19,749        8,783        46,268       194,126       (15,835)
Change in unrealized gains (losses)      3,577,788               2,412,828     (572,336)      204,769       993,304     1,233,864
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
Increase (decrease) in net assets
  from operations                        3,738,391               2,185,356      (42,038)      576,036     1,082,068     1,129,343
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                   324,410                 683,356       73,038     1,186,301        97,137       550,222
Benefit payments                          (169,661)                (32,352)     (10,817)      (13,918)      (50,743)       (6,557)
Payments on termination                 (2,023,901)             (1,418,931)    (719,593)     (450,730)     (407,836)     (490,582)
Loans - net                                   (121)                    (96)           -             -           (14)            -
Contract maintenance charge                 (5,534)                 (3,723)      (1,181)         (921)       (2,224)       (2,010)
Transfers among the sub-accounts
  and with the Fixed Account - net      (1,453,192)             29,014,484     (567,405)    1,875,193       250,708       566,574
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
Increase (decrease) in net assets
  from contract transactions            (3,327,999)             28,242,738   (1,225,958)    2,595,925      (112,972)      617,647
                                      ------------   ---------------------  -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS          410,392              30,428,094   (1,267,996)    3,171,961       969,096     1,746,990

NET ASSETS AT BEGINNING OF PERIOD       30,428,094                       -    8,802,963     5,631,002     7,160,698     5,413,708
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
NET ASSETS AT END OF PERIOD           $ 30,838,486   $          30,428,094  $ 7,534,967   $ 8,802,963   $ 8,129,794   $ 7,160,698
                                      ============   =====================  ===========   ===========   ===========   ===========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                2,825,479                       -      811,934       558,575       718,592       650,910
    Units issued                           231,205               3,277,553       99,037       422,409       131,340       212,844
    Units redeemed                        (544,413)               (452,074)    (216,596)     (169,050)     (145,812)     (145,162)
                                      ------------   ---------------------  -----------   -----------   -----------   -----------
  Units outstanding at end of period     2,512,271               2,825,479      694,375       811,934       704,120       718,592
                                      ============   =====================  ===========   ===========   ===========   ===========


(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                              The Universal                 The Universa
                                                The Universal                 Institutional                 Institutional
                                                Institutional                  Funds, Inc.                   Funds, Inc.
                                                 Funds, Inc.                   (Class II)                    (Class II)
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                               Van Kampen UIF                Van Kampen UIF                Van Kampen UIF
                                                U.S. Mid Cap                  Equity Growth               U.S. Real Estate
                                                    Value                      (Class II)                    (Class II)
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005       2004 (y) (ab)      2005         2004 (s)         2005           2004
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (519,003)  $   (400,868)  $    (26,092)  $     (4,861)  $    (92,894)  $    (18,720)
Net realized gains (losses)                2,296,193        120,116         91,576          1,398      1,356,420        206,951
Change in unrealized gains (losses)        2,740,624      5,032,348        351,149         79,990      2,260,138      1,835,935
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                          4,517,814      4,751,596        416,633         76,527      3,523,664      2,024,166
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     758,780      1,632,151      1,195,999        928,897     13,816,245      8,484,716
Benefit payments                            (293,756)       (63,558)       (87,672)       (16,529)      (205,003)       (97,623)
Payments on termination                   (4,435,744)    (1,807,675)       (78,292)        (2,825)    (1,289,084)      (294,069)
Loans - net                                     (227)          (177)             -              -              -              -
Contract maintenance charge                  (14,596)        (7,978)        (1,403)             -        (37,294)             -
Transfers among the sub-accounts
  and with the Fixed Account - net         3,178,031     31,045,537        498,073        134,802        449,719      2,570,843
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                (807,512)    30,798,300      1,526,705      1,044,345     12,734,583     10,663,867
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          3,710,302     35,549,896      1,943,338      1,120,872     16,258,247     12,688,033

NET ASSETS AT BEGINNING OF PERIOD         41,777,427      6,227,531      1,120,872              -     13,559,268        871,235
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 45,487,729   $ 41,777,427   $  3,064,210   $  1,120,872   $ 29,817,515   $ 13,559,268
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                  3,402,338        501,556        108,236              -      1,022,703         68,305
    Units issued                           1,135,238      3,568,910        243,179        112,527      1,549,793      1,129,605
    Units redeemed                        (1,179,323)      (668,128)       (91,215)        (4,291)      (585,126)      (175,207)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period       3,358,253      3,402,338        260,200        108,236      1,987,370      1,022,703
                                        ============   ============   ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                  Van Eck                       Van Eck                        Van Eck
                                                 Worldwide                     Worldwide                      Worldwide
                                              Insurance Trust               Insurance Trust                Insurance Trust
                                                Sub-Account                   Sub-Account                    Sub-Account
                                        ---------------------------   ---------------------------   ---------------------------

                                                  Van Eck                       Van Eck                        Van Eck
                                                 Worldwide                     Worldwide                      Worldwide
                                              Absolute Return              Emerging Markets                  Hard Assets
                                        ---------------------------   ---------------------------   ---------------------------

                                            2005         2004 (s)         2005         2004 (s)         2005         2004 (s)
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $    (20,721)  $     (5,117)  $    (28,387)  $     (2,913)  $    (60,662)  $     (4,214)
Net realized gains (losses)                    1,192            (36)        69,408          3,569        147,836          6,713
Change in unrealized gains (losses)              485          2,297        613,377         94,606      1,676,758         80,511
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            (19,044)        (2,856)       654,398         95,262      1,763,932         83,010
                                        ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     604,387        767,082      2,063,302        419,647      3,490,920        921,175
Benefit payments                              (8,686)             -        (27,979)             -        (40,052)        (1,422)
Payments on termination                      (34,488)        (5,186)       (77,933)        (4,756)      (193,043)        (4,931)
Loans - net                                        -              -              -              -              -              -
Contract maintenance charge                   (4,009)             -         (1,416)             -         (1,559)             -
Transfers among the sub-accounts
  and with the Fixed Account - net           209,102        138,960      1,222,127        127,065      2,171,462        202,226
                                        ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                 766,306        900,856      3,178,101        541,956      5,427,728      1,117,048
                                        ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS            747,262        898,000      3,832,499        637,218      7,191,660      1,200,058

NET ASSETS AT BEGINNING OF PERIOD            898,000              -        637,218              -      1,200,058              -
                                        ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $  1,645,262   $    898,000   $  4,469,717   $    637,218   $  8,391,718   $  1,200,058
                                        ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                     90,744              -         52,767              -         96,564              -
    Units issued                             103,448         93,282        310,762         56,087        450,863        104,633
    Units redeemed                           (25,631)        (2,538)       (78,712)        (3,320)       (94,881)        (8,069)
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period         168,561         90,744        284,817         52,767        452,546         96,564
                                        ============   ============   ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------  -----------------------------------------------------------

                                                Van Kampen Life               Van Kampen Life                Van Kampen Life
                                                Investment Trust              Investment Trust               Investment Trust
                                                  (Class II)                    (Class II)                     (Class II)
                                                  Sub-Account                   Sub-Account                    Sub-Account
                                        ------------------------------  ---------------------------   ---------------------------

                                                LIT Aggressive
                                                    Growth                    LIT Government                 LIT Growth and
                                                  (Class II)                    (Class II)                  Income (Class II)
                                        ------------------------------  ---------------------------   ---------------------------

                                            2005      2004 (s) (u) (z)      2005         2004 (s)         2005           2004
                                        ------------  ----------------  ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)            $   (155,428) $        (95,884) $     90,126   $    (17,859)  $   (375,985)  $   (249,810)
Net realized gains (losses)                  327,399            68,490         3,474          1,835      2,315,937        376,403
Change in unrealized gains (losses)          784,667         1,068,636         3,656         54,314      2,095,265      3,756,358
                                        ------------  ----------------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from operations                            956,638         1,041,242        97,256         38,290      4,035,217      3,882,951
                                        ------------  ----------------  ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     859,582         1,039,247     3,193,517      3,141,725     12,439,679     10,291,313
Benefit payments                            (163,615)          (17,317)      (37,294)        (1,478)      (368,448)      (249,446)
Payments on termination                     (930,728)         (536,772)     (357,199)       (41,359)    (4,983,445)    (2,319,105)
Loans - net                                      (97)              (97)            -              -           (211)          (109)
Contract maintenance charge                   (4,567)           (2,376)      (12,218)             -        (28,409)        (6,086)
Transfers among the sub-accounts
  and with the Fixed Account - net           437,154         8,461,112       932,958        794,247     10,223,853     10,623,232
                                        ------------  ----------------  ------------   ------------   ------------   ------------
Increase (decrease) in net assets
  from contract transactions                 197,729         8,943,797     3,719,764      3,893,135     17,283,019     18,339,799
                                        ------------  ----------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS          1,154,367         9,985,039     3,817,020      3,931,425     21,318,236     22,222,750

NET ASSETS AT BEGINNING OF PERIOD          9,985,039                 -     3,931,425              -     40,039,949     17,817,199
                                        ------------  ----------------  ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD             $ 11,139,406  $      9,985,039  $  7,748,445   $  3,931,425   $ 61,358,185   $ 40,039,949
                                        ============  ================  ============   ============   ============   ============

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                    896,988                 -       386,733              -      3,502,587      1,743,087
    Units issued                             323,219         1,433,015       456,827        405,831      2,625,106      2,234,037
    Units redeemed                          (305,640)         (536,027)      (93,736)       (19,098)    (1,124,192)      (474,537)
                                        ------------  ----------------  ------------   ------------   ------------   ------------
  Units outstanding at end of period
                                             914,567           896,988       749,824        386,733      5,003,501      3,502,587
                                        ============  ================  ============   ============   ============   ============

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------

                                                      Wells Fargo        Wells Fargo
                                                        Variable           Variable
                                                         Trust              Trust
                                                      Sub-Account        Sub-Account
                                                    ----------------   ----------------

                                                      Wells Fargo        Wells Fargo
                                                      VT Advantage       VT Advantage
                                                        Discovery        Opportunity
                                                    ----------------   ----------------

                                                      2005 (o) (p)       2005 (n) (p)
                                                    ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)                        $        (81,998)  $       (213,517)
Net realized gains (losses)                                   65,804            161,516
Change in unrealized gains (losses)                        1,048,935          1,940,917
                                                    ----------------   ----------------
Increase (decrease) in net assets
  from operations                                          1,032,741          1,888,916
                                                    ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                                     185,622            235,032
Benefit payments                                             (52,641)          (228,407)
Payments on termination                                     (496,069)        (1,106,246)
Loans - net                                                      (57)               (60)
Contract maintenance charge                                   (4,131)            (8,025)
Transfers among the sub-accounts
  and with the Fixed Account - net                         7,708,350         18,650,358
                                                    ----------------   ----------------
Increase (decrease) in net assets
  from contract transactions                               7,341,074         17,542,652
                                                    ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS                          8,373,815         19,431,568

NET ASSETS AT BEGINNING OF PERIOD                                  -                  -
                                                    ----------------   ----------------
NET ASSETS AT END OF PERIOD                         $      8,373,815   $     19,431,568
                                                    ================   ================

UNITS OUTSTANDING
  Units outstanding at beginning of
   period                                                          -                  -
    Units issued                                             895,833          2,119,741
    Units redeemed                                          (165,294)          (356,247)
                                                    ----------------   ----------------
  Units outstanding at end of period                         730,539          1,763,494
                                                    ================   ================

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. With the exception of Consultant Solutions, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     AIM VARIABLE INSURANCE FUNDS           FIDELITY VARIABLE INSURANCE PRODUCTS
        AIM V.I. Basic Value                 FUND (SERVICE CLASS 2)
        AIM V.I. Demographic Trends            VIP Asset Manager (Service
            (Previously known as AIM V.I.          Class 2)
            Dent Demographics)                 VIP Contrafund (Service Class 2)
     AIM VARIABLE INSURANCE FUNDS              VIP Equity-Income (Service
      SERIES II                                   Class 2)
        AIM V.I. Basic Value II                VIP Growth (Service Class 2)
        AIM V.I. Capital Appreciation II       VIP Index 500 (Service Class 2)
        AIM V.I. Demographic Trends II         VIP Investment Grade Bond
            (Previously known as AIM V.I.          (Service Class 2)
            Dent Demographics II)              VIP Money Market (Service
        AIM V.I. Mid Cap Core Equity II            Class 2)
        AIM V.I. Premier Equity II             VIP Overseas (Service Class 2)
     THE ALGER AMERICAN FUND                GOLDMAN SACHS VARIABLE INSURANCE
        Alger Growth                         TRUST
        Alger Income & Growth                  VIT CORE Small Cap Equity
        Alger Leveraged AllCap                 VIT International Equity
        Alger MidCap Growth                 J.P. MORGAN SERIES TRUST II
        Alger Small Capitalization             Small Company
     THE ALGER AMERICAN FUND (SERIES - S)   JANUS ASPEN SERIES
        Alger Growth (Series - S)              Balanced
        Alger Leveraged AllCap                 Flexible Bond (Previously known
            (Series - S)                           as Flexible Income)
        Alger MidCap Growth (Series - S)       Forty Portfolio (Previously known
     FEDERATED INSURANCE SERIES                    as Capital Appreciation)
        Federated Capital Income Fund II       Large Cap Growth (Previously
        Federated Fund for U.S.                    known as Growth)
            Government Securities II           Mid Cap Growth
        Federated High Income Bond             Worldwide Growth
            Fund II                         JANUS ASPEN SERIES (SERVICE SHARES)
     FIDELITY VARIABLE INSURANCE PRODUCTS      Balanced (Service Shares)
      FUND                                     Foreign Stock (Service Shares)
        VIP Asset Manager                      Forty Portfolio (Service Shares)
        VIP Contrafund                             (Previously known as Capital
        VIP Equity-Income                          Appreciation (Service
        VIP Growth                                 Shares))
        VIP Index 500                          Mid Cap Value (Service Shares)
        VIP Money Market                       Risk-Managed Core (Service
        VIP Overseas                               Shares)
                                               Small Company Value (Service
                                                   Shares)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     JANUS ASPEN SERIES (SERVICE SHARES)    PIMCO ADVISORS VARIABLE INSURANCE
      (CONTINUED)                            TRUST (CONTINUED)
        Worldwide Growth (Service Shares)      OpCap Equity
     LAZARD RETIREMENT SERIES, INC.            OpCap Renaissance (Previously
        Emerging Markets                           known as PEA Renaissance)
        International Equity                   OpCap Small Cap
     LSA VARIABLE SERIES TRUST                 PEA Science and Technology
     LSA Aggressive Growth (Merged                 (Closed on May 1, 2005)
        into LIT Aggressive Growth          PIMCO VARIABLE INSURANCE TRUST
        (Class II) on April 30, 2004)          Foreign Bond
     LSA Balanced (Merged into OpCap           Money Market
        Balanced on April 30, 2004)            PIMCO Real Return
     LSA Basic Value (Merged into              PIMCO Total Return
        AIM V.I. Basic Value on                StocksPLUS Growth and Income
        April 30, 2004)                            Portfolio
     LSA Blue Chip (Merged into Van         PUTNAM VARIABLE TRUST
        Kampen UIF Equity Growth on            VT High Yield
        April 30, 2004)                        VT International Growth and
     LSA Capital Appreciation (Merged              Income
        into Capital Appreciation on        RYDEX VARIABLE TRUST
        April 30, 2004)                        Rydex OTC
     LSA Capital Growth (Merged into           Rydex Sector Rotation
        Van Kampen UIF Equity Growth        SALOMON BROTHERS VARIABLE SERIES
        on April 30, 2004)                         FUNDS INC.
     LSA Diversified Mid Cap (Merged           All Cap (Previously known as
        into Van Kampen UIF U.S. Mid               Variable All Cap)
        Cap Value on April 30, 2004)           Investors
     LSA Emerging Growth Equity             SALOMON BROTHERS VARIABLE SERIES
        (Merged into LIT Aggressive          FUNDS INC. (CLASS II)
        Growth (Class II) on April             All Cap (Class II)
        30, 2004)                              High Yield (Class II)
     LSA Equity Growth (Merged into            Variable Investors (Class II)
        Van Kampen UIF Equity Growth        SCUDDER VARIABLE INSURANCE TRUST
        on April 30, 2004)                   (CLASS B)
     LSA Mid Cap Value (Merged into            EAFE Equity Index (Class B)
        Van Kampen UIF U.S. Mid Cap                (Closed on July 25, 2005)
        Value on April 30, 2004)               Equity 500 Index (Class B)
     LSA Value Equity (Merged into             Small Cap Index (Class B)
        Investors on April 30, 2004)        SCUDDER VARIABLE SERIES I
     MFS VARIABLE INSURANCE TRUST              Balanced (Merged into Total
        MFS Emerging Growth                        Return on April 29, 2005)
        MFS Investors Trust                    Bond
        MFS New Discovery                      Global Discovery
        MFS Research                           Growth and Income
        MFS Total Return                       International
     MFS VARIABLE INSURANCE TRUST           SCUDDER VARIABLE SERIES II
      (SERVICE CLASS)                          Total Return
        MFS High Income (Service Class)     STI CLASSIC VARIABLE TRUST
        MFS Investor Growth Stock           STI Capital Appreciation
            (Service Class)                 STI International Equity
     MFS Investors Trust (Service           STI Large Cap Value Equity
      Class)                                       (Previously known as STI
     MFS New Discovery (Service Class)             Value Income Stock)
        MFS Total Return (Service Class)    STRONG OPPORTUNITY FUND II, INC.
        MFS Utilities (Service Class)          Opportunity Fund II (Merged into
        MFS Value (Service Class)                  Wells Fargo VT Advantage
     OPPENHEIMER VARIABLE ACCOUNT FUNDS            Opportunity on April 8, 2005)
      (SERVICE CLASS ("SC"))                STRONG VARIABLE INSURANCE FUNDS,
        Oppenheimer Aggressive               INC.
            Growth (SC)                        Mid Cap Growth Fund II (Merged
        Oppenheimer Global Securities              into Wells Fargo VT Advantage
            (SC)                                   Discovery on April 8, 2005)
        Oppenheimer Main Street Small
            Cap Growth (SC)
     PANORAMA SERIES FUND, INC. (SERVICE
      CLASS ("SC"))
        Oppenheimer International Growth
            (SC)
     PIMCO ADVISORS VARIABLE INSURANCE
      TRUST
        NFJ Small Cap Value (Closed on
            May 1, 2005) OpCap Balanced

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     T. ROWE PRICE EQUITY SERIES, INC.      VAN ECK WORLDWIDE INSURANCE TRUST
        T. Rowe Price Equity Income            Van Eck Worldwide Absolute Return
        T. Rowe Price Mid-Cap Growth           Van Eck Worldwide Emerging
        T. Rowe Price New America Growth           Markets
     T. ROWE PRICE EQUITY SERIES,              Van Eck Worldwide Hard Assets
      INC. - II                             VAN KAMPEN LIFE INVESTMENT TRUST
        T. Rowe Price Blue Chip Growth II          (CLASS II)
        T. Rowe Price Equity Income II         LIT Aggressive Growth (Class II)
     T. ROWE PRICE INTERNATIONAL SERIES,       LIT Government (Class II)
      INC.                                     LIT Growth and Income (Class II)
        T. Rowe Price International Stock   WELLS FARGO VARIABLE TRUST
     THE UNIVERSAL INSTITUTIONAL FUNDS,        Wells Fargo VT Advantage
      INC.                                         Discovery
        Van Kampen UIF Equity Growth           Wells Fargo VT Advantage
        Van Kampen UIF High Yield                  Opportunity
        Van Kampen UIF Mid Cap Growth
        Van Kampen UIF U.S. Mid Cap Value
     THE UNIVERSAL INSTITUTIONAL FUNDS,
      INC. (CLASS II)
        Van Kampen UIF Equity Growth
            (Class II)
        Van Kampen UIF U.S. Real Estate
            (Class II)

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for fixed account ("Fixed Account") described below, the latter being included in the general account of Lincoln Benefit.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a Fixed Account, to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS- Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account,

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     each sub-account is required to satisfy the diversification requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as redemption of units.

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations but are remitted to Lincoln Benefit.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

  The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                                         Purchases
                                                                                                      --------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
    AIM V. I. Basic Value                                                                             $    3,035,604
    AIM V. I. Demographic Trends (a)                                                                         146,827

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
    AIM V. I. Basic Value II                                                                               5,439,559
    AIM V. I. Capital Appreciation II                                                                      1,466,823
    AIM V. I. Demographic Trends II (b)                                                                      401,011
    AIM V. I. Mid Cap Core Equity II                                                                       6,067,691
    AIM V. I. Premier Equity II                                                                              953,213

Investments in the Alger American Fund Sub-Accounts:
    Alger Growth                                                                                           2,819,434
    Alger Income & Growth                                                                                  1,331,658
    Alger Leveraged AllCap                                                                                 1,125,285
    Alger MidCap Growth                                                                                    7,683,463
    Alger Small Capitalization                                                                             3,309,024

Investments in the Alger American Fund (Series - S), The Sub-Accounts:
    Alger Growth (Series - S)                                                                              5,536,589
    Alger Leveraged AllCap (Series - S)                                                                    2,092,123
    Alger MidCap Growth (Series - S)                                                                       6,244,454

Investments in the Federated Insurance Series Sub-Accounts:
    Federated Capital Income Fund II                                                                       1,054,044
    Federated Fund for U.S. Government Securities II                                                       4,563,089
    Federated High Income Bond Fund II                                                                     5,618,842

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
    VIP Asset Manager                                                                                      1,818,262
    VIP Contrafund                                                                                        12,646,302
    VIP Equity-Income                                                                                      6,343,020
    VIP Growth                                                                                             3,044,757
    VIP Index 500                                                                                          8,985,699
    VIP Money Market                                                                                      34,911,044
    VIP Overseas                                                                                           3,529,980

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
Sub-Accounts:
    VIP Asset Manager (Service Class 2)                                                                    2,795,965

(a)  Previously known as AIM V. I. Dent Demographics
(b)  Previously known as AIM V. I. Dent Demographics II

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the Fidelity Variable Insurance
  Products Fund (Service Class 2) Sub-Accounts (continued):
    VIP Contrafund (Service Class 2)                                                                  $   18,973,126
    VIP Equity-Income (Service Class 2)                                                                   13,138,909
    VIP Growth (Service Class 2)                                                                           5,240,210
    VIP Index 500 (Service Class 2)                                                                       22,694,933
    VIP Investment Grade Bond (Service Class 2)                                                           17,721,171
    VIP Money Market (Service Class 2)                                                                    36,768,759
    VIP Overseas (Service Class 2)                                                                        10,036,176

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
    VIT CORE Small Cap Equity                                                                                703,239
    VIT International Equity                                                                               1,102,468

Investments in the J.P. Morgan Series Trust II Sub-Account:
    Small Company                                                                                          1,422,592

Investments in the Janus Aspen Series Sub-Accounts:
    Balanced                                                                                               3,068,483
    Flexible Bond (c)                                                                                      6,024,300
    Forty Portfolio (d)                                                                                    2,350,767
    Large Cap Growth (e)                                                                                     782,796
    Mid Cap Growth                                                                                         3,813,604
    Worldwide Growth                                                                                       1,054,306

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
    Balanced (Service Shares)                                                                              5,419,618
    Foreign Stock (Service Shares)                                                                         5,532,273
    Forty Portfolio (Service Shares) (f)                                                                   2,986,979
    Mid Cap Value (Service Shares)                                                                        12,377,171
    Risk-Managed Core (Service Shares)                                                                     4,798,434
    Small Company Value (Service Shares) (g)                                                               2,129,603
    Worldwide Growth (Service Shares)                                                                        338,217

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
    Emerging Markets                                                                                       4,192,648

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(e)  Previously known as Growth
(f)  Previously known as Capital Appreciation (Service Shares)
(g)  For the period beginning April 29, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the Lazard Retirement Series, Inc. Sub-Accounts (continued):
  International Equity                                                                                $      232,862

Investments in the MFS Variable Insurance Trust Sub-Accounts:
    MFS Emerging Growth                                                                                      504,716
    MFS Investors Trust                                                                                      249,360
    MFS New Discovery                                                                                        746,131
    MFS Research                                                                                             726,994
    MFS Total Return                                                                                       7,549,785

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
    MFS High Income (Service Class)                                                                        5,341,922
    MFS Investor Growth Stock (Service Class)                                                              7,967,704
    MFS Investors Trust (Service Class)                                                                    1,363,414
    MFS New Discovery (Service Class)                                                                      2,672,508
    MFS Total Return (Service Class)                                                                      10,833,531
    MFS Utilities (Service Class)                                                                          3,852,068
    MFS Value (Service Class)                                                                              3,604,249

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive Growth (SC) (g)                                                                 1,232,882
    Oppenheimer Global Securities (SC)                                                                     7,746,693
    Oppenheimer Main Street Small Cap Growth (SC)                                                         20,433,051

Investments in the Panorama Series Fund, Inc. (Service Class ("SC"))
  Sub-Account:
    Oppenheimer International Growth (SC)                                                                  1,410,101

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
    NFJ Small Cap Value (h)                                                                                1,768,422
    OpCap Balanced                                                                                         5,448,216
    OpCap Equity                                                                                           1,098,155
    OpCap Renaissance (i)                                                                                  3,750,532
    OpCap Small Cap                                                                                        5,443,557
    PEA Science and Technology (h)                                                                           495,298

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
    Foreign Bond                                                                                          14,855,405

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(i)  Previously known as PEA Renaissance

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts (continued):
    Money Market                                                                                      $   30,098,736
    PIMCO Real Return                                                                                     18,703,455
    PIMCO Total Return                                                                                    31,906,774
    StocksPLUS Growth and Income Portfolio                                                                   666,035

Investments in the Putnam Variable Trust Sub-Accounts:
    VT High Yield                                                                                          1,951,810
    VT International Growth and Income                                                                     3,398,102

Investments in the Rydex Variable Trust Sub-Accounts:
    Rydex OTC                                                                                                116,115
    Rydex Sector Rotation                                                                                  2,164,642

Investments in the Salomon Brothers Variable Series Funds Inc. Sub-Accounts:
    All Cap (j)                                                                                            1,098,361
    Investors                                                                                                661,744

Investments in the Salomon Brothers Variable Series Funds Inc. (Class II)
  Sub-Accounts:
    All Cap (Class II)                                                                                     1,022,745
    High Yield (Class II)                                                                                 14,949,296
    Variable Investors (Class II)                                                                          1,251,870

Investments in the Scudder Variable Insurance Trust (Class B)
    Sub-Accounts:
    EAFE Equity Index (Class B) (k)                                                                           72,992
    Equity 500 Index (Class B)                                                                               587,930
    Small Cap Index (Class B)                                                                                274,174

Investments in the Scudder Variable Series I Sub-Accounts:
    Balanced (l)                                                                                             811,281
    Bond                                                                                                   2,698,361
    Global Discovery                                                                                       4,013,366
    Growth and Income                                                                                        398,997
    International                                                                                          1,138,586

Investments in the Scudder Variable Series II Sub-Account:
    Total Return (g) (l)                                                                                  18,215,755

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(j)  Previously known as Variable All Cap
(k)  For the period beginning January 1, 2005 and ended July 25, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the STI Classic Variable Trust Sub-Accounts:
    STI Capital Appreciation                                                                          $      197,748
    STI International Equity                                                                                   4,063
    STI Large Cap Value Equity (m)                                                                           686,253

Investments in the Strong Opportunity Funds II, Inc. Sub-Account:
    Opportunity Fund II (n)                                                                                  379,792

Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
    Mid Cap Growth Fund II (o)                                                                               391,908

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
    T. Rowe Price Equity Income                                                                            8,138,284
    T. Rowe Price Mid-Cap Growth                                                                           2,375,678
    T. Rowe Price New America Growth                                                                       1,737,447

Investments in the T. Rowe Price Equity Series, Inc. - II Sub-Accounts:
    T. Rowe Price Blue Chip Growth II                                                                     14,348,670
    T. Rowe Price Equity Income II                                                                        29,795,800

Investments in the T. Rowe Price International Series, Inc. Sub-Account:
    T. Rowe Price International Stock                                                                      1,938,309

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
    Van Kampen UIF Equity Growth                                                                           1,671,994
    Van Kampen UIF High Yield                                                                              1,486,793
    Van Kampen UIF Mid Cap Growth                                                                          1,089,007
    Van Kampen UIF U.S. Mid Cap Value                                                                     11,833,726

Investments in The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
    Van Kampen UIF Equity Growth (Class II)                                                                2,396,498
    Van Kampen UIF U.S. Real Estate (Class II)                                                            19,850,200

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
    Van Eck Worldwide Absolute Return                                                                        961,518
    Van Eck Worldwide Emerging Markets                                                                     4,106,684
    Van Eck Worldwide Hard Assets                                                                          6,535,783

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                         Purchases
                                                                                                      --------------
Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
    LIT Aggressive Growth (Class II)                                                                  $    3,165,177
    LIT Government (Class II)                                                                              4,582,598
    LIT Growth and Income (Class II)                                                                      28,013,405

Investments in the Wells Fargo Variable Trust Sub-Accounts:
    Wells Fargo VT Advantage Discovery (o) (p)                                                             8,747,322
    Wells Fargo VT Advantage Opportunity (n) (p)                                                          20,382,969
                                                                                                      --------------

                                                                                                      $  735,980,853
                                                                                                      ==============

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

          *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

              Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

              Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment      Expense Ratio**      Total Return***
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*   Lowest to Highest    Lowest to Highest
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts:
    AIM V. I. Basic Value
      2005                         2,276  $ 11.15  -  $ 11.30  $   25,613           0.09%    1.25%  -    2.05%    3.57%  -    4.43%
      2004 (q) (r)                 2,446    10.76  -    10.82      26,418           0.00     1.25   -    2.05     7.62   -    8.21

(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the AIM Variable
  Insurance Funds Sub-Accounts
  (continued):
    AIM V. I. Demographic
      Trends (a)
        2005                         123  $  9.62  -  $  9.92  $    1,203           0.00%    1.35%  -    2.05%    4.04%  -    4.78%
        2004                         150     9.24  -     9.47       1,410           0.00     1.35   -    2.05     6.03   -    6.79
        2003                         144     8.72  -     8.87       1,267           0.00     1.35   -    2.05   -12.83   -   35.61
        2002                         104     6.48  -     6.54         679           0.00     1.35   -    1.95   -33.53   -  -33.12
        2001 (ad)                     11     9.75  -     9.77         103           0.00     1.35   -    1.95    -2.48   -   -2.26

Investments in the AIM Variable
  Insurance Funds Series II
    Sub-Accounts:
      AIM V. I. Basic Value II
        2005                       1,007    10.97  -    11.18      11,203           0.00     1.35   -    2.30     3.01   -    4.01
        2004 (s)                     591    10.65  -    10.75       6,340           0.00     1.35   -    2.30     6.51   -    7.45
      AIM V. I. Capital
       Appreciation II
        2005                         233    10.83  -    11.04       2,556           0.00     1.35   -    2.30     6.09   -    7.12
        2004 (s)                     116    10.21  -    10.30       1,188           0.00     1.35   -    2.30     2.13   -    3.03
      AIM V. I. Demographic
       Trends II (b)
        2005                          65    10.58  -    10.78         699           0.00     1.35   -    2.30     3.64   -    4.64
        2004 (s)                      31    10.21  -    10.30         319           0.00     1.35   -    2.30     2.10   -    3.00
      AIM V. I. Mid Cap
       Core Equity II
        2005                         919    11.42  -    11.63      10,635           0.37     1.35   -    2.30     4.81   -    5.82
        2004 (s)                     493    10.89  -    10.99       5,403           0.04     1.35   -    2.30     8.92   -    9.89
      AIM V. I. Premier
       Equity II
        2005                         144    10.49  -    10.68       1,533           0.86     1.35   -    2.30     2.95   -    3.94
        2004 (s)                      74    10.19  -    10.28         761           0.49     1.35   -    2.30     1.87   -    2.77

(a)  Previously known as AIM V. I. Dent Demographics
(b)  Previously known as AIM V. I. Dent Demographics II
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Alger
  American Fund
    Sub-Accounts:
      Alger Growth
        2005                       2,162  $  7.04  -  $ 11.76  $   22,037           0.22%    1.25%  -    1.80%   10.04%  -   10.65%
        2004                       2,389     6.40  -    10.62      22,746           0.00     1.25   -    1.80     3.62   -    4.19
        2003                       2,416     6.17  -    10.20      23,001           0.00     1.25   -    1.80    32.75   -   33.48
        2002                       2,015     4.65  -     7.64      15,293           0.04     1.25   -    1.80   -34.19   -  -33.83
        2001                       2,405     7.07  -    11.54      28,005           0.23     1.25   -    1.80   -13.40   -  -12.92
      Alger Income & Growth
        2005                       1,910     7.25  -    12.67      21,089           1.08     1.25   -    1.80     1.60   -    2.16
        2004                       2,214     7.14  -    12.40      24,441           0.55     1.25   -    1.80     5.92   -    6.51
        2003                       2,447     6.74  -    11.64      26,121           0.29     1.25   -    1.80    27.53   -   28.23
        2002                       2,331     5.28  -     9.08      20,204           0.67     1.25   -    1.80   -32.33   -  -31.96
        2001                       2,450     7.81  -    13.34      32,508           0.37     1.25   -    1.80   -15.86   -  -15.39
      Alger Leveraged AllCap
        2005                       1,732     6.51  -    14.56      18,242           0.00     1.25   -    1.80    12.41   -   13.03
        2004                       1,931     5.79  -    12.88      18,677           0.00     1.25   -    1.80     6.26   -    6.84
        2003                       1,850     5.45  -    12.06      18,049           0.00     1.25   -    1.80    32.32   -   33.05
        2002                       1,543     4.12  -     9.06      12,637           0.01     1.25   -    1.80   -35.09   -  -34.73
        2001                       1,583     6.34  -    13.88      21,195           0.00     1.25   -    1.80   -17.44   -  -16.98
      Alger MidCap Growth
        2005                       2,641    10.42  -    18.48      38,590           0.00     1.25   -    1.80     7.87   -    8.46
        2004                       2,634     9.66  -    17.04      35,746           0.00     1.25   -    1.80    11.03   -   11.64
        2003                       2,484     8.70  -    15.26      31,408           0.00     1.25   -    1.80    45.16   -   45.96
        2002                       1,575     6.00  -    10.46      15,074           0.00     1.25   -    1.80   -30.80   -  -30.42
        2001                       1,618     8.66  -    15.03      23,790           0.00     1.25   -    1.80    -8.20   -   -7.69
      Alger Small
        Capitalization
        2005                       1,712     6.65  -    10.91      16,121           0.00     1.25   -    1.80    14.80   -   15.43
        2004                       1,788     5.79  -     9.45      14,871           0.00     1.25   -    1.80    14.49   -   15.12
        2003                       1,739     5.06  -     8.21      12,925           0.00     1.25   -    1.80    39.81   -   40.58
        2002                       1,232     3.62  -     5.84       6,750           0.00     1.25   -    1.80   -27.54   -  -27.14
        2001                       1,184     4.99  -     8.02       9,006           0.04     1.25   -    1.80   -30.78   -  -30.40

Investments in The Alger
  American Fund (Series -S)
    Sub-Accounts:
      Alger Growth (Series-S)
        2005                       1,161    10.90  -    11.13      14,221           0.12     1.35   -    2.45     8.99   -   10.21
        2004                         807    10.00  -    12.83       9,296           0.00     1.35   -    2.45     0.00   -    3.82
        2003 (ae)                    138    12.29  -    12.36       1,699           0.00     1.35   -    2.15    22.94   -   23.61

(ae) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Alger
  American Fund (Series -S)
    Sub-Accounts (continued):
      Alger Leveraged AllCap
       (Series-S)
        2005                         256  $ 11.30  -  $ 11.51  $    2,936           0.00%    1.35%  -    2.30%   11.54%  -   12.62%
        2004 (s)                      87    10.13  -    10.22         889           0.00     1.35   -    2.30     1.30   -    2.19
      Alger MidCap Growth
       (Series-S)
        2005                         907    11.27  -    11.48      10,371           0.00     1.35   -    2.30     7.03   -    8.07
        2004 (s)                     415    10.53  -    10.63       4,401           0.00     1.35   -    2.30     5.35   -    6.28

Investments in the Federated
  Insurance Series
  Sub-Accounts:
    Federated Capital
      Income Fund II
        2005                         769     7.73  -     8.74       7,537           5.48     1.25   -    1.80     4.39   -    4.97
        2004                         955     7.40  -     8.32       9,163           4.42     1.25   -    1.80     7.96   -    8.56
        2003                       1,008     6.86  -     7.67       9,113           5.98     1.25   -    1.80    18.52   -   19.17
        2002                       1,107     5.78  -     6.43       8,710           5.48     1.25   -    1.80   -25.31   -  -24.89
        2001                       1,363     7.74  -     8.57      14,446           3.47     1.25   -    1.80   -15.27   -  -14.80
    Federated Fund for U.S.
      Government Securities II
        2005                       2,656    12.24  -    13.10      35,338           4.27     1.25   -    1.80     0.21   -    0.76
        2004                       3,350    12.22  -    13.01      44,723           4.61     1.25   -    1.80     1.76   -    2.32
        2003                       4,333    12.01  -    12.71      57,279           4.42     1.25   -    1.80     0.54   -    1.09
        2002                       6,221    11.94  -    12.57      82,676           3.11     1.25   -    1.80     7.10   -    7.69
        2001                       4,587    11.15  -    11.67      57,925           3.23     1.25   -    1.80     5.11   -    5.69
    Federated High Income
      Bond Fund II
        2005                       2,157    11.96  -    11.97      27,425           8.43     1.25   -    1.80     0.83   -    1.38
        2004                       2,572    11.80  -    11.87      32,896           7.10     1.25   -    1.80     8.49   -    9.09
        2003                       2,278    10.81  -    10.94      27,544           7.13     1.25   -    1.80    20.04   -   20.70
        2002                       1,595     8.96  -     9.11      17,044          11.73     1.25   -    1.80    -0.42   -    0.13
        2001                       1,971     8.95  -     9.15      20,918          13.16     1.25   -    1.80    -0.44   -    0.11

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
    VIP Asset Manager
      2005                         1,285  $  9.93  -  $ 11.97  $   17,045           2.73%    1.25%  -    1.80%    2.19%  -    2.76%
      2004                         1,455     9.72  -    11.65      19,256           2.71     1.25   -    1.80     3.59   -    4.16
      2003                         1,378     9.38  -    11.19      18,163           3.49     1.25   -    1.80    15.87   -   16.51
      2002                         1,365     8.09  -     9.60      16,044           4.06     1.25   -    1.80   -10.36   -   -9.86
      2001                         1,495     9.03  -    10.65      20,287           4.19     1.25   -    1.80    -5.81   -   -5.29
    VIP Contrafund
      2005                         5,650    11.83  -    16.81      93,940           0.28     1.25   -    1.80    14.86   -   15.49
      2004                         5,563    10.30  -    14.55      82,371           0.32     1.25   -    1.80    13.42   -   14.04
      2003                         5,122     9.08  -    12.76      69,173           0.41     1.25   -    1.80    26.17   -   26.87
      2002                         4,103     7.19  -    10.06      47,439           0.84     1.25   -    1.80   -10.97   -  -10.48
      2001                         3,931     8.08  -    11.24      53,585           0.78     1.25   -    1.80   -13.82   -  -13.34
    VIP Equity-Income
      2005                         3,908    12.26  -    13.90      68,010           1.68     1.25   -    1.80     3.98   -    4.55
      2004                         4,609    11.79  -    13.29      78,276           1.54     1.25   -    1.80     9.54   -   10.14
      2003                         4,757    10.76  -    12.07      76,824           1.66     1.25   -    1.80    28.01   -   28.71
      2002                         4,571     8.41  -     9.38      60,366           1.84     1.25   -    1.80   -18.43   -  -17.98
      2001                         5,014    10.30  -    11.43      84,335           1.72     1.25   -    1.80    -6.66   -   -6.14
    VIP Growth
      2005                         3,680     6.41  -    10.90      43,527           0.51     1.25   -    1.80     3.92   -    4.49
      2004                         4,353     6.17  -    10.43      50,937           0.27     1.25   -    1.80     1.53   -    2.09
      2003                         4,209     6.08  -    10.22      53,360           0.26     1.25   -    1.80    30.48   -   31.20
      2002                         3,992     4.66  -     7.79      42,976           0.26     1.25   -    1.80   -31.35   -  -30.97
      2001                         4,540     6.79  -    11.28      76,095           0.08     1.25   -    1.80   -19.13   -  -18.68
    VIP Index 500
      2005                         6,386     8.41  -    11.58      67,773           1.81     1.25   -    1.80     2.96   -    3.53
      2004                         7,332     8.17  -    11.18      76,112           1.28     1.25   -    1.80     8.64   -    9.24
      2003                         7,054     7.52  -    10.24      68,654           1.32     1.25   -    1.80    26.12   -   26.81
      2002                         6,156     5.96  -     8.07      49,088           1.38     1.25   -    1.80   -23.64   -  -23.22
      2001                         6,554     7.80  -    10.51      68,656           1.12     1.25   -    1.80   -13.68   -  -13.20
    VIP Money Market
      2005                         3,979    10.43  -    11.60      46,171           3.05     1.25   -    1.80     1.20   -    1.76
      2004                         4,252    10.31  -    11.40      48,867           1.22     1.25   -    1.80    -0.60   -   -0.05
      2003                         5,698    10.37  -    11.41      66,354           1.02     1.25   -    1.80    -0.80   -   -0.26
      2002                         8,988    10.46  -    11.44     106,870           1.79     1.25   -    1.80    -0.12   -    0.43
      2001                         8,980    10.47  -    11.39     106,999           4.02     1.25   -    1.80     2.32   -    2.89

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
    (continued):
      VIP Overseas
        2005                       1,685  $  9.41  -  $ 13.53  $   22,304           0.61%    1.25%  -    1.80%   16.93%  -   17.57%
        2004                       1,686     8.04  -    11.50      19,549           1.06     1.25   -    1.80    11.61   -   12.22
        2003                       1,355     7.21  -    10.25      14,775           0.69     1.25   -    1.80    40.81   -   41.59
        2002                       1,098     5.12  -     7.24       9,230           0.75     1.25   -    1.80   -21.70   -  -21.27
        2001                       1,271     6.54  -     9.20      14,006           5.80     1.25   -    1.80   -22.58   -  -22.15

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
    Sub-Accounts:
      VIP Asset Manager
       (Service Class 2)
        2005                         476    10.24  -    10.46       4,954           1.93     1.35   -    2.45     1.25   -    2.38
        2004 (s)                     270    10.11  -    10.22       2,756           0.00     1.35   -    2.45     1.13   -    2.17
      VIP Contrafund
       (Service Class 2)
        2005                       1,984    12.87  -    13.11      25,877           0.06     1.35   -    2.30    13.97   -   15.08
        2004 (s)                     510    11.29  -    11.39       5,790           0.00     1.35   -    2.30    12.90   -   13.89
      VIP Equity-Income
       (Service Class 2)
        2005                       2,630    11.05  -    11.54      29,743           1.22     1.35   -    2.45     2.99   -    4.15
        2004                       1,791    10.73  -    11.08      19,558           0.82     1.35   -    2.45     7.30   -    9.73
        2003                         679     9.91  -    10.10       6,825           1.26     1.35   -    2.15    27.24   -   28.27
        2002                         416     7.79  -     7.87       3,264           0.27     1.35   -    2.15   -22.14   -  -18.27
        2001 (ad)                     16     9.61  -     9.63         153           0.00     1.35   -    1.95    -3.88   -   -3.66
      VIP Growth
       (Service Class 2)
        2005                       1,633    10.02  -    13.19      19,097           0.25     1.35   -    2.30     3.08   -    4.08
        2004                       1,309     9.72  -    12.68      15,221           0.07     1.35   -    2.30    -2.77   -    1.73
        2003 (ae)                    304    12.39  -    12.46       3,785           0.00     1.35   -    2.15    23.94   -   24.61
      VIP Index 500
       (Service Class 2)
        2005                       3,054    10.80  -    11.00      33,451           0.95     1.35   -    2.30     2.16   -    3.15
        2004 (s)                   1,158    10.57  -    10.67      12,331           0.00     1.35   -    2.30     5.75   -    6.68

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ae) For the period beginning May 1, 2003 and ended December 31, 2003
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
    VIP Investment Grade Bond
      (Service Class 2)
        2005                       3,930  $ 10.08  -  $ 10.27  $   42,498           3.12%    1.35%  -    2.30%  - 0.44%  -    0.52%
        2004                       2,930    10.13  -    11.73      32,485           3.09     1.35   -    2.30     1.26   -    2.78
        2003                       1,647    11.19  -    11.41      18,454           2.66     1.35   -    2.15     2.69   -    3.53
        2002                         698    10.90  -    11.02       7,601           0.59     1.35   -    2.15     8.61   -    8.98
        2001 (ad)                     35    10.12  -    10.15         356           0.00     1.35   -    1.95     1.24   -    1.47
    VIP Money Market
      (Service Class 2)
        2005                       3,564     9.89  -    10.10      35,844           2.86     1.35   -    2.45     0.27   -    1.39
        2004 (s)                   1,523     9.86  -     9.97      15,140           0.77     1.35   -    2.45    -1.36   -   -0.35
    VIP Overseas
      (Service Class 2)
        2005                       1,374    12.54  -    13.57      17,935           0.33     1.35   -    2.45    15.88   -   17.18
        2004                         677    10.82  -    11.58       7,703           0.48     1.35   -    2.45     8.20   -   11.78
        2003                         172    10.21  -    10.36       1,812           0.15     1.35   -    1.95    40.25   -   41.11
        2002                          30     7.28  -     7.34         222           0.07     1.35   -    1.95   -27.22   -  -21.53
        2001 (ad)                    < 1     9.34  -     9.35           3           0.00     1.35   -    1.60    -6.56   -   -6.47

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
    VIT CORE Small Cap Equity
        2005                         235    18.04  -    18.26       4,280           0.20     1.40   -    1.60     4.39   -    4.60
        2004                         335    17.28  -    17.46       5,828           0.20     1.40   -    1.60    14.48   -   14.71
        2003                         308    15.10  -    15.22       4,670           0.29     1.40   -    1.60    43.69   -   43.98
        2002                         187    10.51  -    10.57       1,969           0.30     1.40   -    1.60   -16.32   -  -16.15
        2001                         150    12.55  -    12.61       1,890           0.31     1.40   -    1.60     2.86   -    3.07
    VIT International Equity
        2005                         466    10.75  -    10.89       5,059           0.33     1.40   -    1.60    11.90   -   12.13
        2004                         435     9.61  -     9.71       4,204           1.13     1.40   -    1.60    11.68   -   11.91
        2003                         423     8.61  -     8.68       3,661           4.07     1.40   -    1.60    33.34   -   33.61
        2002                         370     6.45  -     6.49       2,395           1.13     1.40   -    1.60   -19.63   -  -19.47
        2001                         343     8.03  -     8.07       2,763           1.51     1.40   -    1.60   -23.50   -  -23.35

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the IAI
  Retirement Funds, Inc.
    Sub-Accounts:
      Balanced Portfolio
        2001 (af)                      -  $   N/A  -  $   N/A  $        -           4.67%    1.40%  -    1.40%     N/A%  -     N/A%
      Regional Portfolio
        2001 (af)                      -      N/A  -      N/A           -           1.46     1.40   -    1.40      N/A   -     N/A
      Reserve Portfolio
        2001 (af)                      -      N/A  -      N/A           -           0.09     1.40   -    1.40      N/A   -     N/A

Investments in the J.P. Morgan
  Series Trust II Sub-Account:
    Small Company
        2005                         344    14.54  -    14.72       5,036           0.00     1.40   -    1.60     1.78   -    1.98
        2004                         412    14.28  -    14.43       5,923           0.00     1.40   -    1.60    25.15   -   25.40
        2003                         350    11.41  -    11.51       4,022           0.00     1.40   -    1.60    33.82   -   34.09
        2002                         313     8.53  -     8.58       2,678           0.19     1.40   -    1.60   -22.90   -  -22.74
        2001                         207    11.06  -    11.11       2,292           0.04     1.40   -    1.60    -9.50   -   -9.32

Investments in the Janus
  Aspen Series
  Sub-Accounts:
    Balanced
        2005                       3,776    10.47  -    15.81      63,190           2.17     1.25   -    1.80     6.03   -    6.61
        2004                       4,454     9.88  -    14.82      71,733           2.18     1.25   -    1.80     6.59   -    7.18
        2003                       4,922     9.27  -    13.83      75,826           2.19     1.25   -    1.80    12.02   -   12.63
        2002                       5,211     8.27  -    12.28      75,388           2.43     1.25   -    1.80    -8.11   -   -7.61
        2001                       5,447     9.00  -    13.29      88,983           2.70     1.25   -    1.80    -6.38   -   -5.86
    Flexible Bond (c)
        2005                       1,632    12.77  -    13.62      23,311           5.35     1.25   -    1.80     0.19   -    0.74
        2004                       1,891    12.74  -    13.52      27,294           5.63     1.25   -    1.80     2.11   -    2.68
        2003                       2,081    12.48  -    13.17      29,735           5.03     1.25   -    1.80     4.50   -    5.07
        2002                       2,108    11.94  -    12.53      30,198           4.63     1.25   -    1.80     8.51   -    9.10
        2001                       1,580    11.01  -    11.49      21,444           5.71     1.25   -    1.80     5.80   -    6.39
    Forty Porfolio (d)
        2005                         540    12.53  -    12.68       6,835           0.21     1.35   -    2.05    10.54   -   11.33
        2004 (q) (t)                 506    11.34  -    11.39       5,759           0.47     1.35   -    2.05    13.39   -   13.93

(c)  Previously known as Flexible Income
(d)  Previously known as Capital Appreciation
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(t)  On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio
(af) For the period beginning January 1, 2001 and ended March 15, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Janus
  Aspen Series
  Sub-Accounts (continued):
    Large Cap Growth (e)
      2005                         2,815  $  6.04  -  $ 10.61  $   34,630           0.31%    1.25%  -    1.80%    2.43%  -    3.00%
      2004                         3,471     5.90  -    10.31      42,700           0.13     1.25   -    1.80     2.65   -    3.22
      2003                         4,186     5.75  -     9.98      52,040           0.09     1.25   -    1.80    29.38   -   30.10
      2002                         4,763     4.44  -     7.67      47,543           0.00     1.25   -    1.80   -27.82   -  -27.42
      2001                         6,103     6.15  -    10.57      87,101           0.07     1.25   -    1.80   -26.09   -  -25.68
    Mid Cap Growth
      2005                         2,132     4.86  -    13.81      29,155           0.00     1.25   -    1.80    10.31   -   10.92
      2004                         2,547     4.41  -    12.45      33,097           0.00     1.25   -    1.80    18.59   -   19.25
      2003                         2,551     3.71  -    10.44      29,458           0.00     1.25   -    1.80    32.69   -   33.43
      2002                         2,706     2.80  -     7.83      25,069           0.00     1.25   -    1.80   -29.22   -  -28.83
      2001                         3,417     3.96  -    11.00      47,214           0.00     1.25   -    1.80   -40.54   -  -40.21
    Worldwide Growth
      2005                         3,021     5.95  -    10.79      39,276           1.27     1.25   -    1.80     3.98   -    4.55
      2004                         3,764     5.72  -    10.32      48,443           0.94     1.25   -    1.80     2.91   -    3.48
      2003                         4,528     5.56  -     9.97      58,867           1.05     1.25   -    1.80    21.78   -   22.45
      2002                         5,370     4.56  -     8.14      60,043           0.84     1.25   -    1.80   -26.83   -  -26.43
      2001                         6,817     6.24  -    11.07     107,028           0.44     1.25   -    1.80   -23.83   -  -23.41

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
    Balanced (Service Shares)
      2005                           701    11.08  -    11.28       7,877           2.46     1.35   -    2.30     5.19   -    6.21
      2004 (s)                       266    10.53  -    10.62       2,824           3.14     1.35   -    2.30     5.32   -    6.25
    Foreign Stock
     (Service Shares)
      2005                           905    11.64  -    12.53      11,289           0.87     1.25   -    2.30     3.80   -    4.92
      2004                           775    11.22  -    11.94       9,329           0.32     1.25   -    2.30    12.18   -   16.75
      2003                           365    10.23  -    11.82       3,877           0.56     1.25   -    2.05    30.66   -   31.73
      2002                           309     7.76  -     9.05       2,448           0.66     1.25   -    2.05   -22.38   -   -9.54
      2001 (ad)                        1    10.68  -    10.69           8           0.11     1.35   -    1.60     6.79   -    6.89

(e)  Previously known as Growth
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts (continued):
    Forty Portfolio
      (Service Shares) (f)
        2005                         294  $ 12.53  -  $ 12.76  $    3,728           0.01%    1.35%  -    2.30%    9.98%  -   11.04%
        2004 (s)                      80    11.39  -    11.49         920           0.05     1.35   -    2.30    13.90   -   14.91
    Mid Cap Value
      (Service Shares)
        2005                       1,278    12.04  -    12.27      15,611           5.90     1.35   -    2.30     7.48   -    8.52
        2004 (s)                     339    11.20  -    11.30       3,825           0.90     1.35   -    2.30    12.04   -   13.03
    Risk-Managed Core
      (Service Shares)
        2005                         428    12.18  -    12.41       5,282           9.13     1.35   -    2.30     8.37   -    9.42
        2004 (s)                     140    11.24  -    11.34       1,582           0.52     1.35   -    2.30    12.39   -   13.39
    Small Company Value
      (Service Shares)
        2005 (g)                     189    10.91  -    10.97       2,067           0.00     1.35   -    2.20     9.10   -    9.74
    Worldwide Growth
      (Service Shares)
        2005                         295     8.97  -     9.25       2,852           1.17     1.35   -    2.05     3.41   -    4.15
        2004                         305     8.67  -     8.88       2,827           0.94     1.35   -    2.05     2.38   -    3.12
        2003                         296     8.47  -     8.61       2,626           0.81     1.35   -    2.05    21.15   -   22.01
        2002                         220     6.99  -     7.06       1,572           0.86     1.35   -    2.05   -30.09   -  -26.71
        2001 (ad)                     35     9.62  -     9.63         334           0.12     1.35   -    1.80    -3.83   -   -3.66

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
    Emering Markets
        2005                         465    25.22  -    26.02      10,945           0.31     1.35   -    2.05    37.90   -   38.88
        2004                         347    18.29  -    18.74       5,879           0.64     1.35   -    2.05    27.91   -   28.83
        2003                         234    14.30  -    14.54       3,075           0.04     1.35   -    2.05    49.81   -   50.88
        2002                         143     9.55  -     9.64       1,237           0.74     1.35   -    2.05    -4.55   -   -3.61
        2001                          85     8.81  -     9.91         744           0.53     1.40   -    1.75    -6.40   -   -0.95

(f)  Previously known as Capital Appreciation (Service Shares)
(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts (continued):
    International Equity
      2005                           221  $ 10.23  -  $ 10.36  $    2,281           0.90%    1.40%  -    1.60%    8.90%  -    9.11%
      2004                           234     9.40  -     9.49       2,213           0.52     1.40   -    1.60    13.16   -   13.38
      2003                           231     8.30  -     8.37       1,931           0.28     1.40   -    1.60    26.49   -   26.74
      2002                           236     6.57  -     6.61       1,557           0.09     1.40   -    1.60   -12.13   -  -11.95
      2001                           190     7.47  -     7.50       1,424           0.00     1.40   -    1.60   -25.28   -  -25.13

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
    LSA Aggressive Growth
      2004 (u)                         -      N/A  -      N/A           -           0.00     1.35   -    2.05      N/A   -     N/A
      2003                           246     8.54  -     8.69       2,279           0.00     1.35   -    2.05    35.85   -   36.82
      2002                            75     6.29  -     6.35         491           0.00     1.35   -    2.05   -37.14   -  -32.52
      2001 (ad)                       20     9.40  -     9.41         188           0.00     1.35   -    1.60    -6.02   -   -5.93
    LSA Balanced
      2004 (v)                         -      N/A  -      N/A           -           0.28     1.25   -    2.15      N/A   -     N/A
      2003                         1,931     9.71  -    11.07      21,256           1.50     1.25   -    2.15    26.45   -   27.62
      2002                         1,062     7.68  -     8.68       9,209           1.09     1.25   -    2.15   -23.19   -  -13.22
      2001                           438     9.62  -     9.64       4,882           2.52     1.35   -    1.95    -3.85   -   -3.62
    LSA Basic Value
      2004 (r)                         -      N/A  -      N/A           -           0.00     1.25   -    2.05      N/A   -     N/A
      2003                         1,789     9.60  -    10.07      17,755           0.00     1.25   -    2.05    30.69   -   31.77
      2002                           707     7.34  -     7.65       5,296           0.00     1.25   -    2.05   -23.55   -  -23.31
      2001 (ad)                       44     9.58  -     9.60         421           0.02     1.35   -    2.05    -4.24   -   -3.99
    LSA Blue Chip
      2004 (w)                         -      N/A  -      N/A           -           0.00     1.35   -    2.15      N/A   -     N/A
      2003                         1,055     8.61  -     8.78       9,686           0.03     1.35   -    2.15   -13.92   -   23.55
      2002                           373     7.04  -     7.10       2,687           0.00     1.35   -    1.95   -27.64   -  -27.19
      2001 (ad)                       21     9.73  -     9.76         205           0.00     1.35   -    1.95    -2.66   -   -2.44

(r)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
    LSA Capital Appreciation
      2004 (t)                         -  $   N/A  -  $   N/A  $        -           0.00%    1.35%  -    2.05%     N/A%   -    N/A%
      2003                           423     8.92  -     9.08       4,000           0.00     1.35   -    2.05    27.67   -   28.58
      2002                           153     6.99  -     7.06       1,095           0.00     1.35   -    2.05   -30.10   -  -29.62
      2001 (ad)                        9    10.01  -    10.03          89           0.00     1.35   -    1.80     0.13   -    0.31
    LSA Capital Growth
      2004 (x)                         -      N/A  -      N/A           -           0.00     1.35   -    2.05      N/A   -     N/A
      2003                           799     8.66  -     8.81       6,820           0.23     1.35   -    2.05   -13.42   -   21.87
      2002                           657     7.16  -     7.23       4,599           0.04     1.35   -    1.95   -28.35   -  -25.39
      2001                           419     9.67  -     9.68       3,909           0.00     1.35   -    1.80    -3.32   -   -3.15
    LSA Disciplined Equity
      2003 (ag)                        -     7.29  -     7.38           -           0.46     1.35   -    2.05     4.04   -    4.28
      2002                           653     7.00  -     7.07       4,357           0.58     1.35   -    2.05   -26.79   -  -26.27
      2001                           325     9.57  -     9.59       2,851           0.28     1.35   -    2.05    -4.33   -   -4.07
    LSA Diversified Mid Cap
      2004 (y)                         -      N/A  -      N/A           -           0.02     1.25   -    2.15      N/A   -     N/A
      2003                           858    10.22  -    10.23       8,814           0.10     1.25   -    2.15     2.32   -   31.15
      2002                           354     7.79  -     7.88       2,797           0.17     1.25   -    2.05   -22.09   -  -21.15
      2001 (ad)                       24     9.97  -    10.00         237           0.13     1.35   -    1.95    -0.27   -   -0.05
    LSA Emerging Growth Equity
      2004 (z)                         -      N/A  -      N/A           -           0.00     1.25   -    2.05      N/A   -     N/A
      2003                         1,119     8.22  -     9.97      10,369           0.00     1.25   -    2.05   -17.79   -   45.11
      2002                           323     5.72  -     6.87       1,848           0.00     1.25   -    1.95   -42.80   -  -31.32
      2001                           246     9.71  -    10.06       2,394           0.03     1.35   -    1.60   -19.15   -    0.63
    LSA Equity Growth
      2004 (aa)                        -      N/A  -      N/A           -           0.00     1.35   -    2.05      N/A   -     N/A
      2003 (ag)                    1,277     8.26  -     8.41      10,035           0.00     1.35   -    2.05   -17.36   -   21.81
      2002                           394     6.84  -     6.90       2,512           0.00     1.35   -    1.95   -31.57   -  -30.76
      2001                           336     9.95  -     9.97       3,042           0.07     1.35   -    1.80    -0.50   -   -0.33

(t)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(ad) For the period beginning August 1, 2001 and ended December 31, 2001
(ag) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
    LSA Mid Cap Value
      2004 (ab)                        -  $   N/A  -  $   N/A  $        -           0.08%    1.25%  -    2.05%     N/A%  -     N/A%
      2003                         1,161    11.66  -    13.19      14,067           0.11     1.25   -    2.05    36.92   -   38.04
      2002                           605     8.45  -     9.64       5,354           0.40     1.25   -    2.05   -15.54   -   -3.64
      2001 (ad)                       12    10.64  -    10.66         124           0.69     1.35   -    1.80     6.45   -    6.63
    LSA Value Equity
      2004 (ac)                        -      N/A  -      N/A           -           0.49     1.25   -    2.15      N/A   -     N/A
      2003                         1,139     9.33  -    10.20      12,431           1.71     1.25   -    2.15    -6.74   -   28.82
      2002                           746     7.32  -     7.92       6,520           0.00     1.25   -    2.05   -23.77   -  -20.80
      2001                           373     9.60  -     9.62       4,369           0.65     1.35   -    2.05    -4.02   -   -3.77

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
    MFS Emerging Growth
      2005                           843     5.27  -    10.82       7,070           0.00     1.25   -    1.80     7.25   -    7.84
      2004                           903     4.92  -    10.03       7,161           0.00     1.25   -    1.80    10.94   -   11.56
      2003                           902     4.43  -     9.00       6,686           0.00     1.25   -    1.80    27.91   -   28.61
      2002                           742     3.46  -     6.99       4,611           0.00     1.25   -    1.80   -34.94   -  -34.58
      2001                           852     5.33  -    10.69       8,401           0.00     1.25   -    1.80   -34.68   -  -34.32
    MFS Investors Trust
      2005                           639     8.72  -    10.60       6,365           0.55     1.25   -    1.80     5.40   -    5.98
      2004                           712     8.28  -    10.00       6,741           0.62     1.25   -    1.80     9.37   -    9.97
      2003                           756     7.57  -     9.09       6,566           0.61     1.25   -    1.80    19.97   -   20.63
      2002                           669     6.31  -     7.54       4,924           0.56     1.25   -    1.80   -22.38   -  -21.95
      2001                           672     8.13  -     9.66       6,416           0.47     1.25   -    1.80   -17.46   -  -17.00
    MFS New Discovery
      2005                         1,108     7.98  -    17.21      12,174           0.00     1.25   -    1.80     3.37   -    3.94
      2004                         1,275     7.71  -    16.56      13,851           0.00     1.25   -    1.80     4.62   -    5.20
      2003                         1,127     7.37  -    15.74      12,453           0.00     1.25   -    1.80    31.33   -   32.06
      2002                           700     5.61  -    11.92       6,737           0.00     1.25   -    1.80   -32.85   -  -32.48
      2001                           573     8.36  -    17.65       8,863           0.00     1.25   -    1.80    -6.73   -   -6.22

(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ac) On April 30, 2004, LSA Value Equity merged into Investors
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------
                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment         Expense               Total
                                  (000s)   Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
    MFS Research
      2005                           381  $  7.50  -  $ 11.09  $    3,910           0.51%    1.25%  -    1.80%    5.88%  -    6.46%
      2004                           481     7.09  -    10.41       4,716           1.04     1.25   -    1.80    13.78   -   14.41
      2003                           497     6.23  -     9.10       4,296           0.64     1.25   -    1.80    22.48   -   23.16
      2002                           504     5.08  -     7.39       3,590           0.27     1.25   -    1.80   -25.89   -  -25.48
      2001                           536     6.86  -     9.92       5,177           0.01     1.25   -    1.80   -22.67   -  -22.24
    MFS Total Return
      2005                         2,595    12.96  -    14.71      36,627           1.98     1.25   -    1.80     0.99   -    1.55
      2004                         2,556    12.83  -    14.49      35,647           1.64     1.25   -    1.80     9.34   -    9.94
      2003                         2,207    11.74  -    13.18      28,160           1.45     1.25   -    1.80    14.25   -   14.88
      2002                         1,475    10.27  -    11.47      16,502           1.88     1.25   -    1.80    -6.86   -   -6.35
      2001                         1,004    11.03  -    12.25      12,169           1.99     1.25   -    1.80    -1.55   -   -1.01

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
    MFS High Income
     (Service Class)
      2005                           818    10.53  -    10.72       8,733           6.45     1.35   -    2.30    -0.29   -    0.68
      2004 (s)                       431    10.56  -    10.65       4,584           0.73     1.35   -    2.30     5.58   -    6.52
    MFS Investor Growth Stock
     (Service Class)
      2005                           806    10.57  -    10.77       8,636           0.03     1.35   -    2.30     1.84   -    2.82
      2004 (s)                        68    10.38  -    10.47         715           0.00     1.35   -    2.30     3.79   -    4.71
    MFS Investors Trust
     (Service Class)
      2005                           205    11.20  -    11.41       2,323           0.27     1.35   -    2.30     5.58   -   12.05
      2004 (s)                        88    10.72  -    10.81         953           0.04     1.35   -    2.25     7.20   -    8.10
    MFS New Discovery
     (Service Class)
      2005                           758     9.95  -    10.12       7,756           0.00     1.35   -    2.30     2.62   -    3.62
      2004                           754     9.60  -     9.86       7,434           0.00     1.35   -    2.30    -1.43   -    4.78
      2003                           439     8.99  -     9.17       4,138           0.00     1.35   -    2.15   -10.10   -   31.63
      2002                           226     6.90  -     6.96       1,593           0.00     1.35   -    2.05   -32.72   -  -31.05
      2001 (ad)                       19    10.33  -    10.35         197           0.00     1.35   -    1.80     3.33   -    3.50

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense                Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**              Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
    MFS Total Return
      (Service Class)
        2005                       1,545  $ 10.68  -  $ 10.91  $   16,782           1.65%    1.35%  -    2.45%    0.09%  -    1.22%
        2004 (s)                     667    10.67  -    10.78       7,176           0.09     1.35   -    2.45     6.74   -    7.83
    MFS Utilities
      (Service Class)
        2005                         499    12.95  -    13.42       7,601           0.47     1.35   -    2.15    14.07   -   15.00
        2004                         360    11.36  -    11.67       4,785           1.23     1.35   -    2.15    27.06   -   28.09
        2003                         238     8.94  -     9.11       2,389           1.69     1.35   -    2.15   -10.63   -   33.74
        2002                         108     6.75  -     6.81         766           0.92     1.35   -    2.05   -32.53   -  -23.94
        2001 (ad)                     48     8.94  -     8.96         428           0.00     1.35   -    1.95   -10.63   -  -10.42
    MFS Value
      (Service Class)
        2005                         443    11.52  -    11.74       5,181           0.56     1.35   -    2.30     4.03   -    5.03
        2004 (s)                     154    11.08  -    11.17       1,715           0.04     1.35   -    2.30    10.77   -   11.75

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
    Oppenheimer Aggressive
      Growth (SC)
        2005 (g)                     107    11.65  -    11.72       1,248           0.00     1.35   -    2.20    16.55   -   17.23
    Oppenheimer Global
      Securities (SC)
        2005                       1,139    12.58  -    12.82      14,534           0.64     1.35   -    2.30    11.44   -   12.52
        2004 (s)                     525    11.29  -    11.39       5,968           0.00     1.35   -    2.30    12.91   -   13.90
    Oppenheimer Main
      Street Small Cap
       Growth (SC)
        2005                       3,660    12.03  -    14.26      49,090           0.00     1.25   -    2.30     7.20   -    8.36
        2004                       2,781    11.22  -    13.16      35,809           0.00     1.25   -    2.30    12.24   -   17.70
        2003                       1,509    11.18  -    11.96      17,137           0.00     1.25   -    2.05    41.29   -   42.45
        2002                         544     7.85  -     8.46       4,398           0.00     1.25   -    2.05   -21.53   -  -15.38
        2001 (ad)                      9    10.28  -    10.30          94           0.00     1.25   -    1.95     2.80   -    3.03

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                              At December 31,                          For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense               Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Panorama
  Series Fund, Inc. (Service
  Class ("SC")) Sub-Account:
    Oppenheimer
      International Growth
        2005                         249  $ 12.31  -  $ 12.76  $    3,215           0.65%    1.35%  -    2.15%   12.49%  -   13.40%
        2004                         216    10.95  -    11.25       2,457           1.29     1.35   -    2.15    14.63   -   15.57
        2003                         164     9.55  -     9.74       1,613           0.70     1.35   -    2.15    -4.51   -   43.57
        2002                          73     6.71  -     6.78         500           0.27     1.35   -    2.05   -32.85   -  -25.53
        2001 (ad)                      2     9.09  -     9.11          21           0.00     1.35   -    1.80    -9.10   -   -8.94

Investments in the PIMCO
  Advisors Variable Insurance
    Trust Sub-Accounts:
      NFJ Small Cap Value
        2005 (h)                       -       NA  -       NA           -           1.82     0.00   -    0.00       NA   -      NA
        2004 (s)                     214    11.79  -    11.89       2,543           1.84     1.35   -    2.30    17.88   -   18.92
      OpCap Balanced
        2005                       2,523    10.78  -    10.97      27,559           0.30     1.25   -    2.30     0.38   -    1.47
        2004 (q) (v)               2,654    10.74  -    10.81      28,646           0.00     1.25   -    2.30     7.35   -    8.12
      OpCap Equity
        2005                         594    11.93  -    12.08       7,152           0.41     1.40   -    1.60     5.35   -    5.56
        2004                         581    11.33  -    11.45       6,631           0.86     1.40   -    1.60    10.15   -   10.37
        2003                         454    10.28  -    10.37       4,694           1.03     1.40   -    1.60    26.53   -   26.79
        2002                         311     8.13  -     8.18       2,538           0.70     1.40   -    1.60   -22.66   -  -22.51
        2001                         208    10.51  -    10.56       2,193           0.49     1.40   -    1.60    -8.50   -   -8.32
      OpCap Renaissance (i)
        2005                         588    10.38  -    10.58       6,197           0.00     1.35   -    2.30    -6.72   -   -5.81
        2004 (s)                     374    11.13  -    11.23       4,189           0.00     1.35   -    2.30    11.30   -   12.29
      OpCap Small Cap
        2005                       1,436    11.67  -    12.16      20,259           0.00     1.25   -    2.15    -1.18   -   21.64
        2004                       1,677    11.81  -    12.47      23,929           0.04     1.25   -    2.05    15.47   -   16.42
        2003                       1,326    10.14  -    10.80      16,306           0.03     1.25   -    2.05    39.73   -   40.88
        2002                         522     7.20  -     7.73       4,951           0.04     1.25   -    2.05   -28.00   -  -22.74
        2001                         123    10.08  -    10.09       1,961           0.54     1.35   -    1.80     0.76   -    0.93

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(i)  Previously known as PEA Renaissance
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(v)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the PIMCO
  Advisors Variable Insurance
   Trust Sub-Accounts
   (continued):
    PEA Science and
     Technology
      2005 (h)                         -  $    NA  -  $    NA  $        -           0.00%    0.00%  -    0.00%      NA%   -      NA%
      2004                         2,306     8.75  -    10.77      11,123           0.00     1.25   -    2.30   -12.45   -   -6.28
      2003                         2,464     7.54  -    11.49      14,360           0.00     1.25   -    2.15   -24.64   -   61.31
      2002                           296     4.73  -     7.13         793           0.00     1.25   -    1.95   -52.72   -  -28.74
      2001 (ah)                       77     9.57  -     9.59         297           0.00     1.35   -    1.80    -4.30   -   -4.14

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
    Foreign Bond
      2005                         2,410    10.57  -    11.55      27,569           2.39     1.25   -    2.30     2.74   -    3.85
      2004                         1,669    10.29  -    11.12      18,967           1.95     1.25   -    2.30     2.91   -    4.25
      2003                         1,300    10.67  -    10.72      14,430           2.87     1.25   -    2.05     0.16   -    0.99
      2002                           368    10.56  -    10.70       4,133           2.88     1.25   -    2.05     5.65   -    7.01
      2001                            56    10.11  -    10.12         650           4.02     1.35   -    1.80     1.07   -    1.24
    Money Market
      2005                         3,774     9.91  -    10.10      38,894           2.76     1.35   -    2.30     0.41   -    1.38
      2004                         3,041     9.87  -     9.94      31,127           0.94     1.35   -    2.30    -1.28   -   -0.48
      2003                         2,561     9.79  -     9.98      26,639           0.77     1.35   -    2.15    -2.08   -   -0.64
      2002                         2,446     9.95  -    10.05      25,842           1.50     1.35   -    2.05    -0.67   -    0.04
      2001                         1,196    10.02  -    10.04      12,856           2.58     1.35   -    2.05     0.17   -    0.44
    PIMCO Real Return
      2005                         2,613    10.48  -    11.34      27,900           2.79     1.35   -    2.30    -0.26   -    0.71
      2004                         1,139    10.50  -    11.26      12,188           0.87     1.35   -    2.30     5.03   -    7.44
      2003 (ae)                      121    10.42  -    10.48       1,262           0.36     1.35   -    2.15     4.25   -    4.82
    PIMCO Total Return
      2005                         9,045    10.17  -    11.48     105,600           3.42     1.25   -    2.45    -0.06   -    1.17
      2004                         8,227    10.18  -    11.34      97,339           1.90     1.25   -    2.45     1.78   -    3.58
      2003                         6,667    10.95  -    11.10      77,950           2.94     1.25   -    2.15     2.78   -    3.73
      2002                         3,913    10.56  -    10.80      44,468           3.18     1.25   -    2.15     5.57   -    7.97
      2001                           553    10.12  -    10.15       6,425           4.14     1.35   -    1.95     1.23   -    1.46

(h)  For the period beginning January 1, 2005 and ended May 1, 2005
(ae) For the period beginning May 1, 2003 and ended December 31, 2003
(ah) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts (continued):
    StocksPLUS Growth
     and Income
      2005                           773  $ 10.11  -  $ 10.24  $    7,878           2.29%    1.40%  -    1.60%    1.85%  -    2.05%
      2004                           818     9.93  -    10.03       8,166           1.77     1.40   -    1.60     9.05   -    9.27
      2003                           763     9.10  -     9.18       6,981           2.16     1.40   -    1.60    28.31   -   28.57
      2002                           498     7.09  -     7.14       3,544           3.05     1.40   -    1.60   -21.48   -  -21.32
      2001                           284     9.03  -     9.07       2,569           4.00     1.40   -    1.60   -12.85   -  -12.68

Investment in the Putnam
  Variable Trust Sub-Accounts:
    VT High Yield
      2005                           720    13.00  -    13.41       9,526           7.92     1.35   -    2.05     0.99   -    1.71
      2004                           788    12.87  -    13.18      10,274           7.86     1.35   -    2.05     8.28   -    9.05
      2003                           542    11.89  -    12.09       6,502           6.23     1.35   -    2.05    23.95   -   24.83
      2002                           171     9.59  -     9.68       1,649           4.50     1.35   -    2.05    -4.11   -   -2.07
      2001                            13     9.87  -     9.89         127           0.00     1.35   -    1.95    -1.35   -   -1.12
    VT International Growth
     and Income
      2005                           551    14.23  -    15.03       8,170           0.84     1.25   -    2.05    11.77   -   12.69
      2004                           464    12.73  -    13.33       6,120           1.11     1.25   -    2.05    18.50   -   19.48
      2003                           359    10.74  -    11.16       3,957           1.09     1.25   -    2.05    35.02   -   36.14
      2002                           169     7.96  -     8.20       1,374           0.04     1.25   -    2.05   -20.44   -  -18.02
      2001                             3     9.44  -     9.44          27           0.00     1.35   -    1.60    -5.65   -   -5.56

Investment in the Rydex
  Variable Trust Sub-Accounts:
    Rydex OTC
      2005                           419     8.81  -     9.13       2,766           0.00     1.35   -    2.15    -1.06   -   -0.25
      2004                           524     8.90  -     9.15       3,473           0.00     1.35   -    2.15     7.00   -    7.87
      2003                           529     8.32  -     8.48       3,121           0.00     1.35   -    2.15   -16.79   -   43.46
      2002                           236     5.86  -     5.91       1,008           0.00     1.35   -    1.95   -40.05   -  -39.68
      2001 (ah)                       29     9.78  -     9.80         200           0.00     1.35   -    1.95    -2.19   -   -1.97
    Rydex Sector Rotation
      2005                           199    11.67  -    15.28       2,426           0.00     1.35   -    2.30    11.10   -   12.18
      2004                            61    10.51  -    10.60         682           0.00     1.35   -    2.30     5.06   -    5.99
      2003 (ae)                        8    12.41  -    12.47          99           0.00     1.35   -    2.05    24.12   -   24.71

(ae) For the period beginning May 1, 2003 and ended December 31, 2003
(ah) For the period beginning May 1, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Salomon
  Brothers Variable Series
  Funds Inc. Sub-Accounts:
    All Cap (j)
      2005                           863  $ 10.39  -  $ 10.77  $   11,681           0.83%    1.35%  -    2.15%    1.82%  -    2.65%
      2004                           930    10.21  -    10.49      12,327           0.56     1.35   -    2.15     5.98   -    6.85
      2003                           861     9.63  -     9.82      10,749           0.27     1.35   -    2.15    -3.69   -   37.16
      2002                           673     7.09  -     7.16       6,170           0.54     1.35   -    2.05   -29.11   -  -26.07
      2001                           387     9.67  -     9.68       5,207           0.89     1.35   -    1.80    -3.33   -   -3.16
    Investors
      2005                         1,250    11.35  -    11.53      14,351           1.14     1.25   -    2.15     4.24   -    5.22
      2004 (q) (ac)                1,376    10.89  -    10.95      15,049           2.81     1.25   -    2.15     8.87   -    9.54

Investments in the Salomon
  Brothers Variable Series
  Funds Inc. (Class II)
   Sub-Accounts:
    All Cap (Class II)
      2005                           156    10.37  -    10.56       1,642           0.79     1.35   -    2.30     1.34   -    2.32
      2004 (s)                        82    10.23  -    10.32         845           0.34     1.35   -    2.30     2.34   -    3.24
    High Yield (Class II)
      2005                         1,814    10.90  -    11.10      20,052           8.28     1.35   -    2.30     1.17   -    2.15
      2004 (s)                       656    10.78  -    10.87       7,115          11.18     1.35   -    2.30     7.76   -    8.71
    Variable Investors
     (ClassII)
      2005                           209    10.69  -    10.89       2,269           0.85     1.35   -    2.30     3.51   -    4.51
      2004 (s)                       106    10.33  -    10.42       1,107           1.72     1.35   -    2.30     3.30   -    4.21

Investments in the Scudder
 Variable Insurance Trust
 (Class B) Sub-Accounts:
   EAFE Equity Index
    (Class B)
      2005 (k)                         -       NA  -       NA           -           4.31     0.00   -    0.00       NA   -      NA
      2004                            22    15.25  -    15.43         342           2.98     1.35   -    2.05    17.18   -   52.51
      2003 (ae)                        3    13.13  -    13.17          38           0.00     1.35   -    1.80    31.30   -   31.70

(j)  Previously known as Variable All Cap
(k)  For the period beginning January 1, 2005 and ended July 25, 2005
(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(ac) On April 30, 2004, LSA Value Equity merged into Investors
(ae) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Insurance Trust
  (Class B) Sub-Accounts
  (continued):
    Equity 500 Index
     (Class B)
      2005                           281  $ 13.33  -  $ 13.59  $    3,799           1.36%    1.35%  -    2.05%    2.28%  -    3.01%
      2004                           272    13.03  -    13.19       3,580           0.98     1.35   -    2.05     8.06   -    8.83
      2003 (ae)                      110    12.06  -    12.12       1,333           0.00     1.35   -    2.05    20.61   -   21.19
    Small Cap Index
     (Class B)
      2005                            81    16.18  -    16.49       1,333           0.44     1.35   -    2.05     2.59   -    1.87
      2004                            79    15.88  -    16.07       1,264           0.22     1.35   -    2.05    15.89   -   58.81
      2003 (ae)                       54    13.81  -    13.87         753           0.00     1.35   -    1.95    38.11   -   38.67

Investments in the Scudder
  Variable Series I
  Sub-Accounts:
    Balanced
      2005 (l)                         -       NA  -       NA           -           5.71     0.00   -    0.00       NA   -      NA
      2004                         1,454     8.99  -    11.59      19,407           1.77     1.25   -    1.80     4.58   -    5.16
      2003                         1,499     8.60  -    11.02      19,804           2.33     1.25   -    1.80    15.83   -   16.47
      2002                         1,493     7.42  -     9.47      17,979           2.87     1.25   -    1.80   -16.59   -  -16.13
      2001                         1,762     8.90  -    11.29      25,601           2.51     1.25   -    1.80    -7.75   -   -7.23
    Bond
      2005                         1,327    12.54  -    13.22      17,730           3.74     1.25   -    1.80     0.78   -    1.33
      2004                         1,509    12.45  -    13.05      20,076           4.13     1.25   -    1.80     3.50   -    4.07
      2003                         1,611    12.03  -    12.54      20,921           4.34     1.25   -    1.80     3.19   -    3.76
      2002                         1,612    11.65  -    12.08      20,534           5.64     1.25   -    1.80     5.74   -    6.32
      2001                         1,559    11.02  -    11.36      18,845           3.09     1.25   -    1.80     3.85   -    4.42
    Global Discovery
      2005                           909    10.94  -    20.36      14,079           0.55     1.25   -    1.80    16.09   -   16.72
      2004                           736     9.43  -    17.44      10,063           0.24     1.25   -    1.80    21.15   -   21.81
      2003                           641     7.78  -    14.32       7,673           0.06     1.25   -    1.80    46.43   -   47.24
      2002                           369     5.31  -     9.72       3,268           0.00     1.25   -    1.80   -21.32   -  -20.88
      2001                           298     6.75  -    12.29       3,484           0.00     1.25   -    1.80   -25.95   -  -25.54

(l)  On April 29, 2005, Balanced merged into Total Return
(ae) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
    Growth and Income
      2005                           366  $  8.85  -  $ 10.11  $    3,539           1.28%    1.25%  -    1.80%    4.18%  -    4.75%
      2004                           426     8.49  -     9.65       3,943           0.81     1.25   -    1.80     8.20   -    8.79
      2003                           449     7.85  -     8.87       3,859           0.93     1.25   -    1.80    24.48   -   25.17
      2002                           388     6.31  -     7.09       2,704           1.03     1.25   -    1.80   -24.50   -  -24.08
      2001                           368     8.35  -     9.34       3,398           1.13     1.25   -    1.80   -12.89   -  -12.41
    International
      2005                           490     7.77  -    11.23       4,671           1.61     1.25   -    1.80    14.10   -   14.73
      2004                           480     6.81  -     9.79       4,039           1.27     1.25   -    1.80    14.45   -   15.08
      2003                           459     5.95  -     8.51       3,444           1.01     1.25   -    1.80    25.47   -   26.17
      2002                           296     4.74  -     6.74       1,895           0.70     1.25   -    1.80   -19.82   -  -19.38
      2001                           447     5.91  -     8.36       3,673           0.47     1.25   -    1.80   -32.10   -  -31.72

Investments in the Scudder
 Variable Series II
  Sub-Account:
   Total Return
     2005 (g) (l)                  1,517    10.56  -    10.60      16,065           0.00     1.25   -    1.80     5.62   -    6.02

Investments in the STI Classic
  Variable Trust Sub-Accounts:
    STI Capital Appreciation
      2005                           234     8.16  -     8.93       2,004           0.14     1.25   -    1.80    -2.66   -   -2.13
      2004                           259     8.38  -     9.12       2,277           0.20     1.25   -    1.80     4.85   -    5.43
      2003                           223     7.99  -     8.65       1,871           0.00     1.25   -    1.80    16.34   -   16.98
      2002                           168     6.87  -     7.40       1,219           0.00     1.25   -    1.80   -23.28   -  -22.86
      2001                            79     8.95  -     9.59         751           0.01     1.25   -    1.80    -7.04   -   -6.53
    STI International Equity
      2005                             9    10.53  -    11.72         101           2.43     1.25   -    1.80    10.95   -   11.56
      2004                             9     9.49  -    10.51          92           1.54     1.25   -    1.80    17.22   -   17.86
      2003                            10     8.09  -     8.91          91           0.38     1.25   -    1.80    34.87   -   35.61
      2002                            34     6.00  -     6.57         226           0.00     1.25   -    1.80   -20.04   -  -19.60
      2001                           128     7.50  -     8.18       1,041           0.00     1.25   -    1.80   -24.95   -  -18.44

(g)  For the period beginning April 29, 2005 and ended December 31, 2005
(l)  On April 29, 2005, Balanced merged into Total Return

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the STI Classic
  Variable Trust
  Sub-Accounts (continued):
    STI Large Cap
      Value Equity (m)
        2005                         313  $ 10.70  -  $ 12.92  $    3,562           1.44%    1.25%  -    1.80%    1.90%  -    2.46%
        2004                         533    10.44  -    12.68       5,826           1.38     1.25   -    1.80    13.24   -   13.86
        2003                         192     9.17  -    11.20       1,857           1.30     1.25   -    1.80    20.92   -   21.59
        2002                         241     7.54  -     9.26       1,864           1.07     1.25   -    1.80   -18.47   -  -18.02
        2001                         372     9.20  -    11.36       3,456           2.31     1.25   -    1.80    -2.91   -   -2.37

Investments in the Strong
  Opportunity Fund II, Inc.
    Sub-Account:
      Opportunity Fund II
        2005 (n)                       -      N/A  -      N/A           -           0.00     1.25   -    1.80      N/A   -     N/A
        2004                       1,535    10.78  -    16.65      21,042           0.00     1.25   -    1.80    16.11   -   16.75
        2003                       1,351     9.28  -    14.26      16,545           0.08     1.25   -    1.80    34.57   -   35.31
        2002                       1,225     6.90  -    10.54      11,660           0.48     1.25   -    1.80   -28.13   -  -27.73
        2001                         864     9.60  -    14.59      11,873           0.49     1.25   -    1.80    -5.43   -   -4.91

Investments in the Strong
  Variable Insurance Funds, Inc.
    Sub-Accounts:
      Discovery Fund II
        2002 (ai)                      -      N/A  -      N/A           -           0.00     1.25   -    1.80      N/A   -     N/A
        2001                         107     9.46  -    12.14       1,269           1.11     1.25   -    1.80     2.21   -    2.78
      Mid Cap Growth Fund II
        2005 (o)                       -      N/A         N/A           -              -     1.25        1.80      N/A         N/A
        2004                       1,095     5.18  -    11.84       9,446           0.00     1.25   -    1.80    17.03   -   17.68
        2003                         966     4.43  -    10.06       7,403           0.00     1.25   -    1.80    31.82   -   32.55
        2002                         723     3.36  -     7.59       4,578           0.00     1.25   -    1.80   -38.66   -  -38.32
        2001                         760     5.47  -    12.31       8,300           0.00     1.25   -    1.80   -32.02   -  -31.64

(m)  Previously known as STI Value Income Stock
(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(ai) For the period beginning January 1, 2002 and ended May 16, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
    T. Rowe Price Equity
      Income
        2005                       2,832  $ 13.91  -  $ 15.31  $   41,729           1.58%    1.25%  -    1.80%    2.07%  -    2.63%
        2004                       2,869    13.63  -    14.91      41,370           1.63     1.25   -    1.80    12.87   -   13.49
        2003                       2,216    12.07  -    13.14      28,311           1.57     1.25   -    1.80    23.26   -   23.94
        2002                       1,609     9.79  -    10.60      16,770           1.93     1.25   -    1.80   -14.67   -  -14.20
        2001                       1,303    11.48  -    12.36      15,986           1.64     1.25   -    1.80    -0.36   -    0.20
    T. Rowe Price Mid-Cap
      Growth
        2005                       1,842    13.48  -    20.53      31,758           0.00     1.25   -    1.80    12.70   -   13.32
        2004                       2,104    11.96  -    18.12      32,416           0.00     1.25   -    1.80    16.23   -   16.87
        2003                       1,994    10.29  -    15.51      26,891           0.00     1.25   -    1.80    35.92   -   36.67
        2002                       1,181     7.57  -    11.35      12,238           0.00     1.25   -    1.80   -22.66   -  -22.23
        2001                         734     9.79  -    14.59      10,238           0.00     1.25   -    1.80    -2.70   -   -2.16
    T. Rowe Price New
      America Growth
        2005                         541     8.14  -    10.27       5,162           0.00     1.25   -    1.80     2.61   -    3.18
        2004                         469     7.93  -     9.95       4,315           0.06     1.25   -    1.80     8.91   -    9.51
        2003                         398     7.28  -     9.09       3,398           0.00     1.25   -    1.80    32.70   -   33.43
        2002                         410     5.49  -     6.81       2,661           0.00     1.25   -    1.80   -29.59   -  -29.20
        2001                         178     7.80  -     9.62       1,678           0.00     1.25   -    1.80   -22.04   -  -12.95

Investments in the T. Rowe
  Price Equity Series,
    Inc. - II
  Sub-Accounts:
    T. Rowe Price Blue Chip
      Growth II
        2005                       1,632    10.73  -    10.93      17,761           0.16     1.35   -    2.30     3.22   -    4.22
        2004 (s)                     325    10.40  -    10.49       3,405           0.80     1.35   -    2.30     3.98   -    4.90
    T. Rowe Price Equity
      Income II
        2005                       3,545    11.12  -    11.36      40,096           1.45     1.35   -    2.45     1.16   -    2.30
        2004 (s)                   1,161    10.99  -    11.11      12,863           1.25     1.35   -    2.45     9.93   -   11.06

(s)  For the period beginning February 2, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the T. Rowe
  Price International Series,
  Inc. Sub-Account:
    T. Rowe Price
      International Stock
        2005                         823  $  8.55  -  $ 11.85  $    8,694           1.60%    1.25%  -    1.80%   13.97%  -   14.60%
        2004                         783     7.51  -    10.34       7,284           1.26     1.25   -    1.80    11.74   -   12.36
        2003                         563     6.72  -     9.20       4,715           1.36     1.25   -    1.80    28.20   -   28.90
        2002                         376     5.24  -     7.14       2,549           0.72     1.25   -    1.80   -19.75   -  -19.31
        2001                         574     6.53  -     8.85       4,955           2.60     1.25   -    1.80   -23.61   -  -23.19

Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF
      Equity Growth
        2005                       2,512    12.14  -    12.31      30,838           0.46     1.35   -    2.15    13.23   -   14.15
        2004 (q) (w) (x) (aa)      2,825    10.72  -    10.78      30,428           0.34     1.35   -    2.15     7.22   -    7.81
    Van Kampen UIF
      High Yield
        2005                         694    11.19  -    11.60       7,535           7.88     1.35   -    2.15    -1.11   -   -0.30
        2004                         812    11.32  -    11.63       8,803           6.00     1.35   -    2.15     7.13   -    8.01
        2003                         559    10.56  -    10.77       5,631           0.00     1.35   -    2.15     5.62   -   24.01
        2002                         292     8.60  -     8.68       2,361          12.05     1.35   -    2.05   -14.01   -   -8.52
        2001                         166     9.48  -     9.49       1,437          14.19     1.35   -    1.80    -5.24   -   -5.08
    Van Kampen UIF
      Mid Cap Growth
        2005                         704    11.45  -    11.60       8,130           0.00     1.40   -    1.60    15.71   -   15.94
        2004                         719     9.90  -    10.00       7,161           0.00     1.40   -    1.60    19.67   -   19.91
        2003                         651     8.27  -     8.34       5,414           0.00     1.40   -    1.60    39.52   -   39.80
        2002                         438     5.93  -     5.97       2,605           0.00     1.40   -    1.60   -32.25   -  -32.12
        2001                         337     8.75  -     8.79       2,959           0.00     1.40   -    1.60   -30.44   -  -30.30

(q)  For the period beginning April 30, 2004 and ended December 31, 2004
(w)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(x)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(aa) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts (continued):
    Van Kampen UIF
       U.S. Mid Cap Value
         2005                      3,358  $ 12.38  -  $ 12.57  $   45,488           0.33%    1.25%  -    2.15%    9.90%  -   10.92%
         2004 (y) (ab)             3,402    11.26  -    11.33      41,777           0.04     1.25   -    2.15    12.63   -   13.33
         2003                        502    12.35  -    12.45       6,228           0.00     1.40   -    1.60    39.27   -   39.54
         2002                        453     8.87  -     8.92       4,037           0.00     1.40   -    1.60   -29.17   -  -29.02
         2001                        285    12.52  -    12.57       3,581           0.00     1.40   -    1.60    -4.70   -   -4.50

Investments in The Universal
  Institutional Funds, Inc.
   (Class II) Sub-Accounts:
     Van Kampen UIF
       Equity Growth (Class II)
         2005                        260    11.62  -    11.83       3,064           0.41     1.35   -    2.25    12.89   -   13.92
         2004 (s)                    108    10.30  -    10.38       1,121           0.04     1.35   -    2.25     2.97   -    3.83
     Van Kampen UIF U.S.
       Real Estate (Class II)
         2005                      1,987    14.53  -    14.80      29,818           1.17     1.35   -    2.30    14.07   -   15.18
         2004                      1,023    12.74  -    17.16      13,559           0.77     1.35   -    2.30    27.40   -   34.24
         2003 (ae)                    68    12.72  -    12.78         871           0.00     1.35   -    2.05    27.19   -   27.80

  Investments in the Van Eck
   Worldwide Insurance Trust
    Sub-Accounts:
     Van Eck Worldwide
      Absolute Return
         2005                        169     9.62  -     9.80       1,645           0.00     1.35   -    2.30    -2.10   -   -1.15
         2004 (s)                     91     9.83  -     9.92         898           0.00     1.35   -    2.30    -1.70   -   -0.83
     Van Eck Worldwide
      Emerging Markets
         2005                        285    15.48  -    15.76       4,470           0.23     1.35   -    2.30    28.97   -   30.22
         2004 (s)                     53    12.00  -    12.11         637           0.00     1.35   -    2.30    20.00   -   21.06

(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(y) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(ab) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ae) For the period beginning May 1, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                             At December 31,                           For the year ended December 31,
                                 ----------------------------------------  -------------------------------------------------------

                                             Accumulation
                                  Units     Unit Fair Value    Net Assets   Investment          Expense              Total
                                 (000s)    Lowest to Highest     (000s)    Income Ratio*        Ratio**             Return***
                                 -------  -------------------  ----------  -------------   ------------------   ------------------
Investments in the Van Eck
  Worldwide Insurance Trust
    Sub-Accounts (continued):
      Van Eck Worldwide
        Hard Assets
          2005                       453  $ 18.30  -  $ 18.64  $    8,392           0.11%    1.35%  -    2.30%   48.20%  -   49.63%
          2004 (s)                    97    12.35  -    12.45       1,200           0.00     1.35   -    2.30    23.46   -   24.55

Investments in the Van Kampen
  Life Investment Trust
    (Class II) Sub-Accounts:
      LIT Aggressive Growth
        (Class II)
          2005                       915    11.96  -    12.24      11,139           0.00     1.25   -    2.30     8.56   -    9.74
          2004 (s) (u) (z)           897    11.01  -    11.16       9,985           0.00     1.25   -    2.30    10.14   -   11.56
      LIT Government
        (Class II)
          2005                       750    10.19  -    10.38       7,748           3.18     1.35   -    2.30     0.91   -    1.88
          2004 (s)                   387    10.10  -    10.19       3,931           0.00     1.35   -    2.30     0.98   -    1.87
      LIT Growth and Income
        (Class II)
          2005                     5,004    11.78  -    12.57      61,358           0.72     1.25   -    2.30     7.20   -    8.36
          2004                     3,503    10.99  -    11.60      40,040           0.58     1.25   -    2.30     9.86   -   12.70
          2003                     1,743    10.02  -    10.29      17,817           0.39     1.25   -    2.15     0.16   -   26.09
          2002                       588     8.04  -     8.16       4,773           0.20     1.25   -    1.95   -19.60   -  -18.37
          2001 (ad)                   20     9.62  -     9.64         196           0.00     1.35   -    1.80    -3.77   -   -3.60

Investments in the Wells Fargo
  Variable Trust
    Sub-Accounts:
      Wells Fargo VT
        Advantage Discovery
          2005 (o) (p)               731    11.43  -    11.48       8,374           0.00     1.25   -    1.80    14.35   -   14.81
      Wells Fargo VT
        Advantage Opportunity
          2005 (n) (p)             1,763    11.00  -    11.04      19,432           0.00     1.25   -    1.80     9.96   -   10.40

(n) On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity
(o) On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery
(p)  For the period beginning April 8, 2005 and ended December 31, 2005
(s)  For the period beginning February 2, 2004 and ended December 31, 2004
(u) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(z) On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II)
(ad) For the period beginning August 1, 2001 and ended December 31, 2001

                                     PART C
                                OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

     The financial statements (prepared on the GAAP basis of accounting) for Lincoln Benefit Life Company as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005.

     The financial statements (prepared on the GAAP basis of accounting) of the Separate Account as of December 31, 2005, and for the two years in the period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None



(b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit
Life Variable Annuity Account .................(2)

(2) Custody Agreements ......................................................................(not applicable)

(3)   (a) Principal Underwriting Agreement.............................................(3)

        (b) Specimen Selling Agreement............................................................(4)

(4)    (a) Consultant Solutions  Classic Variable Annuity Contract..............................(10)

        (b) Consultant Solutions Elite Variable Annuity Contract.................................(10)

        (c) Consultant Solutions Plus Variable Annuity Contract..................................(10)

        (d) Consultant Solutions Select Variable Annuity Contract...................................(10)

        (e) Accumulation Benefit Rider..............................................................(10)

        (f) MAV Rider (11)

        (g) Annual Increase Rider...................................................................(10)

        (h) Enhanced Earnings Rider.................................................................(10)

        (i) Income Protection Rider.................................................................(10)

        (j) Annuity Loan Rider......................................................................(10)

        (k) Grantor Trust Rider.....................................................................(10)

        (l) Charitable Remainder Trust Rider........................................................(10)

        (m) Unisex Rider (11)

        (n) Waiver of Charges Rider.................................................................(10)

        (o) Joint Annuitants Rider..................................................................(10)

        (p) Spousal Benefit Rider...................................................(12)

        (q) Withdrawal Benefit Rider...............................................(12)

(5) Application for Contract.................................................................(10)

(6) Depositor--Corporate Documents

        (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended..........(1)

        (b) By-Laws of Lincoln Benefit Life Company..............................................(1)

(7) Reinsurance Contract.....................................................................(2)

(8) Participation Agreements:

        (a) Form of Participation Agreement among Lincoln Benefit Life Company,
            The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP...........(5)

        (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,
            Lincoln Benefit Life Company and PIMCO Funds Distributor LLC.........................(5)

        (c) Form of Participation Agreement between Salomon Brothers Variable
            Series Funds Inc., and Salomon Brothers Asset Management Inc.........................(5)

        (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust........................................................(6)

        (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust.......................................................(5)

        (e) (2) Amendment to Participation Agreement Among OCC Accumulation
                Trust, OCC Distributors, and Lincoln Benefit Life Company........................(7)

        (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company.....................................................(1)

        (g) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund and Fidelity Distributors Corporation...............(1)

        (h) Participation Agreement among Lincoln Benefit Life Company,
            Variable Insurance Products Fund II and Fidelity Distributors Corporation............(1)

        (i) Form of Participation Agreement among MFS Variable Insurance Trust,
            Lincoln Benefit Life Company, and Massachusetts Financial Services
               Company............................................................................(1)

        (j)  Participation Agreement among the Alger American Fund, Lincoln
             Benefit Life Company and Fred Alger and Company, Incorporated.........................(1)

        (k)  Form of Participation Agreement among Lincoln Benefit Life Company,
             T. Rowe Price Equity Series, Inc., T. Rowe Price International
             Series, Inc., and T. Rowe Price Investment Services, Inc...............................(1)

        (l)  Form of Participation Agreement among Rydex Variable Trust, Padco
             Financial Services, and Lincoln Benefit Life Company.................................(7)

        (m) Fund Participation Agreement between Lincoln Benefit Life Company,
            Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc.................(9)

        (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,
            AIM Distributors, Inc., and Lincoln Benefit Life Company ............................(8)

        (o) Form of Participation Agreement among Van Kampen Investment Trust,
            Van Kampen Funds, Inc., Van Kampen Asset Management, Inc.,
            and Lincoln Benefit Life Company ....................................................(8)

        (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company ....................................................(8)

        (q) Form of Participation Agreement among Panorama Series Fund, Inc.,
            OppenheimerFunds, Inc., and Lincoln Benefit Life Company ............................(8)

        (r) Form of Participation Agreement among Oppenheimer Variable
            Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company .............(8)


        (s) Form of Participation Agreement among Putnam Variable Trust,
            Putnam Retail Management, Inc., and Lincoln Benefit Life Company ....................(8)

        (t) Form of Participation Agreement among Van Eck Worldwide Insurance
            Trust, Van Eck Securities Corporation, Van Eck Associates
            Corporation, and Lincoln Benefit Life Company........................................(10)

(9) Opinion and Consent of Counsel...........................................................(11)

(10) Independent Auditors' Consent...................................................(filed herewith)

(11) Financial Statements Omitted from Item 23 .....................................(not applicable)

(12) Initial Capitalization Agreement .....................................................(not applicable)

(99) Powers of Attorney for Lawrence W. Dahl,  John C. Lounds, Samuel H. Pilch, John C. Pintozzi,
     Kevin R. Slawin, Casey J. Sylla, Steven C. Verney, Douglas B. Welch....................(filed herewith)

                            ------------------------

(1)  Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life
     Account, File No. 333-47717, filed March 11, 1998

(2)  Registration Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)  Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4)  Post-Effective Amendment No. 3 to Registration statement on Form N-4 for
     Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)  Registration Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)  Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)  Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life
     Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)  Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)  Incorporated by reference from Registration Statement on Form N-6 for
     Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972,
     Filed September 27, 2002.

(10) Registration Statement on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11) Pre-Effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable
     Annuity Account, File No. 333-109688, 811-7924, filed December 24, 2003.

(12) Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit
     Life Variable Annuity Account, File No. 333-109688, 811-7924, filed
     February 18, 2005.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.





NAME                            POSITION/OFFICE WITH DEPOSITOR
--------------------------      ---------------------------------------------

Lawrence W. Dahl                Director, President and Chief Operating Officer
Douglas F. Gaer                 Executive Vice President
John C. Lounds                  Director, Vice President
John C. Pintozzi                Director, Sr. Vice President and Chief Financial Officer
Kevin R. Slawin                 Director, Vice President
Casey J. Sylla                  Director, Chairman of the Board and Chief Executive Officer
Michael J. Velotta              Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch                Director, Vice President
Samuel H. Pilch                 Group Vice President and Controller
Joseph Patrick Rath             Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson                Sr. Vice President and Chief Investment Officer
Dean M. Way                     Sr. Vice President and Actuary
Karen Gardner                   Vice President
Anson J. Glacy, Jr              Vice President
John E. Smith                   Vice President
Steven C. Verney                Treasurer
Bob W. Birman                   Vice President
Randy DeCoursey                 Vice President
Teresa N. Carnazzo              Vice President
William F. Emmons               Vice President, Assistant General Counsel, Assistant Secretary
Georgia Feiste                  Vice President
Debbie L. Grenemeier            Vice President
Sharyn L. Jenson                Vice President
Heidi Kelle                     Vice President
Scott Lawson                    Vice President
Barb Raymond                    Vice President
Stanley G. Shelley              Vice President
Robert L. Vance                 Vice President and Assistant Treasurer
Jeanette Wellsandt              Vice President
Errol Cramer                    Appointed Actuary
Karen Burckhardt                Assistant Vice President
Joanne M. Derrig                Assistant Vice President and Chief Privacy Officer
Philip Emmanuele                Assistant Vice President
Lisa J. Flanary                 Assistant Vice President
Maria D. McNitt                 Assistant Vice President
Mary J. McGinn                  Assistant Secretary
Robert L. Park                  Assistant Secretary
Nancy Buffalino                 Assistant Treasurer
Barry S. Paul                   Assistant Treasurer
Robert E. Transon               Assistant Vice President
Timothy N. Vander Pas           Assistant Vice President
Richard Zaharias                Assistant Vice President
Nestor Almaria                  Authorized Representative
Lynn Cirrincione                Authorized Representative
Dave Simek                      Authorized Representative



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 23, 2006.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006, the Registrant had the following contracts:


Consultant Solutions Classic: 3,821 qualified contracts and 1,261 non-qualified contracts
Consultant Solutions Plus: 3,883 qualified contracts and 1,199 non-qualified contracts
Consultant Solutions Elite: 142 qualified contracts and 116 non-qualified contracts
Consultant Solutions Select: 271 qualified contracts and 213 non-qualified contracts


ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A Charter National Variable Annuity Account
        Intramerica Variable Annuity Account

The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.



Name                          Position with Distributor
---------------------         -----------------------------------------

John E. Smith                 Director, President, Chief Executive Officer
Casey J. Sylla                Director
Michael J. Velotta            Director and Secretary
Marian Goll                   Vice President, Treasurer and Financial Operations Principal
Andrea J. Schur               Vice President
Maribel V. Gerstner           Assistant Vice President and ChiefCompliance Officer
Joanne M. Derrig              Assistant Vice President and Chief Privacy Officer
William F. Emmons             Assistant Secretary
Mary J. McGinn                Assistant Secretary
Barry S. Paul                 Assistant Treasurer
Joseph Patrick Rath           Vice President, General Counsel and Assistant Secretary
Nancy Buffalino               Assistant Treasurer
Steven C. Verney              Assistant Treasurer




(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




        (1)                    (2)                    (3)                  (4)                   (5)

Name of Principal        Net Underwriting        Compensation           Brokerage
    Underwriter           Discounts and          on Redemption         Commission            Compensation
                           Commission

     ALFS, Inc                  0                      0                    0                     0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
None.

ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

    Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 19th, 2006.

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        By: LINCOLN BENEFIT LIFE COMPANY
                   ------------------------------------------
                                   (DEPOSITOR)


                           * By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 19th, 2006.


(Signature)                                     (Title)


*/s/ Lawrence W. Dahl
-----------------------------------         President, Chief Operating Officer
 Lawrence W. Dahl                           & Director
                                            (Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch                             (Principal Accounting Officer)




*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney                            (Principal Accounting Officer)



*/s/ John C. Lounds
--------------------------------            Director, Vice President
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                            Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director, Vice President
Kevin R. Slawin




*/s/ Casey J. Sylla
--------------------------------            Director, Chairman of the Board
Casey J. Sylla                              and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary

*By Michael J. Velotta, pursuant to Power of Attorney.

                                INDEX TO EXHIBITS
                                       FOR
                            POST-EFFECTIVE AMENDMENT
                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT



EXHIBIT NO.                           DESCRIPTION
-----------                       -------------------


10                   Consent of Independent Registered Public Accounting Firm

99 Powers of Attorney for Lawrence W. Dahl, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Kevin R. Slawin, Casey
                     J. Sylla, Steven C. Verney, Douglas B. Welch